 AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 21, 1995
                                                SECURITIES ACT FILE NO. 33-50417
                                        INVESTMENT COMPANY ACT FILE NO. 811-6282
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                               ----------------
                                   FORM N-1A
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [X]
                          PRE-EFFECTIVE AMENDMENT NO.                        [_]

                      POST-EFFECTIVE AMENDMENT NO. 3                         [X]
                                     AND/OR
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [X]

                             AMENDMENT NO. 11                                [X]
                        (Check appropriate box or boxes)
                               ----------------
                 MERRILL LYNCH MULTI-STATE LIMITED MATURITY
                            MUNICIPAL SERIES TRUST
              (Exact Name of Registrant as Specified in Charter)

                   800 SCUDDERS MILL ROAD                              08536
                   PLAINSBORO, NEW JERSEY                            (Zip Code)
            (Address of Principal Executive Office)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE (609) 282-2800

                                 ARTHUR ZEIKEL
       MERRILL LYNCH MULTI-STATE LIMITED MATURITY MUNICIPAL SERIES TRUST
                 800 SCUDDERS MILL ROAD, PLAINSBORO, NEW JERSEY
        MAILING ADDRESS: P.O. BOX 9011, PRINCETON, NEW JERSEY 08543-9011
                    (Name and Address of Agent for Service)

                               ----------------
                                   COPIES TO:

    THOMAS R. SMITH, JR., ESQ.           PHILIP L. KIRSTEIN, ESQ.
          BROWN & WOOD                    FUND ASSET MANAGEMENT
       ONE WORLD TRADE CENTER                    P.O. BOX 9011
    NEW YORK, NEW YORK 10048-0557         PRINCETON, N.J. 08543-9011

                               ----------------
 IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)
                  [X] immediately upon filing pursuant to paragraph (b)

                  [_] on (date) pursuant to paragraph (b)
                  [_] 60 days after filing pursuant to paragraph (a)(1)
                  [_] on (date) pursuant to paragraph (a)(1)
                  [_] 75 days after filing pursuant to paragraph (a)(2)
                  [_] on (date) pursuant to paragraph (a)(2) of Rule 485.

            IF APPROPRIATE, CHECK THE FOLLOWING BOX:
                  [_] this post-effective amendment designates a new
                      effective date for a previously filed post-effective amendment.

                               ----------------

  THE REGISTRANT HAS REGISTERED AN INDEFINITE NUMBER OF ITS SHARES OF BENEFICIAL INTEREST UNDER THE SECURITIES ACT OF 1933 PURSUANT TO RULE 24f-2 UNDER THE INVESTMENT COMPANY ACT OF 1940. THE NOTICE REQUIRED BY SUCH RULE FOR THE REGISTRANT'S MOST RECENT FISCAL YEAR WAS FILED SEPTEMBER 22, 1995. PURSUANT TO RULE 24f-2(b)(2), THE REGISTRANT HAS NOT FILED A NOTICE WITH RESPECT TO THE MERRILL LYNCH OHIO LIMITED MATURITY MUNICIPAL BOND FUND, A SERIES OF THE REGISTRANT, BECAUSE NO SECURITIES OF SUCH SERIES WERE SOLD DURING THE MOST RECENT FISCAL YEAR.

     CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                         PROPOSED
                               AMOUNT OF     PROPOSED     MAXIMUM
                                 SHARES      MAXIMUM     AGGREGATE  AMOUNT OF
     TITLE OF SECURITIES         BEING    OFFERING PRICE OFFERING  REGISTRATION
       BEING REGISTERED        REGISTERED    PER UNIT     PRICE*       FEE
-------------------------------------------------------------------------------
Shares of Beneficial Interest
 (par value $.10 per share)
 Arizona Fund................   195,538       $10.30     $290,000      $100
 Florida Fund................   118,652        10.18      290,000       100
 Massachusetts Fund..........   686,874        10.13      290,000       100
 Michigan Fund...............   121,542        10.13      290,000       100
 New Jersey Fund.............   416,514        10.30      290,000       100
 Pennsylvania Fund...........   245,588        10.30      290,000       100

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

*(1) The calculation of the maximum aggregate offering price for the Arizona, Florida, Massachusetts, Michigan, New Jersey and Pennsylvania Funds is made pursuant to Rule 24e-2(b) under the Investment Company Act of 1940.

 (2) The total amount of securities redeemed or repurchased by each of the Arizona, Florida, Massachusetts, Michigan, New Jersey and Pennsylvania Funds during the Registrant's previous fiscal year was 531,126, 2,326,150, 1,009,895, 301,707, 988,538 and 438,957 shares, respectively.

 (3) 363,743, 2,235,985, 351,648, 208,792, 600,179 and 221,524 of the shares of the Arizona, Florida, Massachusetts, Michigan, New Jersey and Pennsylvania Funds, respectively, described in (2) above have been used for reduction pursuant to Rule 24e-2(a) or Rule 24f-2(c) under the Investment Company Act of 1940 in previous filings during the Registrant's current fiscal year.

 (4) 167,383, 90,165, 658,247, 92,915, 388,359 and 217,433 shares of the
     Arizona, Florida, Massachusetts, Michigan, New Jersey and Pennsylvania Funds, respectively, redeemed during the Registrant's previous fiscal year are being used for the reduction of the registration fee in this amendment to the Registration Statement.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

       MERRILL LYNCH MULTI-STATE LIMITED MATURITY MUNICIPAL SERIES TRUST

                      REGISTRATION STATEMENT ON FORM N-1A

                             CROSS REFERENCE SHEET

 N-1A ITEM NO.                                           LOCATION
 -----------                                             --------
 PART A
  Item  1.    Cover Page...............   Cover Page
  Item  2.    Synopsis.................   Fee Table
  Item  3.    Condensed Financial
               Information.............   Financial Highlights; Performance Data
  Item  4.    General Description of
               Registrant..............   Cover Page; Investment Objectives and
                                           Policies; Additional Information
  Item  5.    Management of the Fund...   Fee Table; Investment Objectives and
                                           Policies; Management of the Trust;
                                           Portfolio Transactions; Inside Back
                                           Cover Page
  Item  5A.   Management's Discussion
               of Fund Performance.....   Not Applicable
  Item  6.    Capital Stock and Other
               Securities..............   Cover Page; Merrill Lynch Select
                                           PricingSM System; Additional
                                           Information
  Item  7.    Purchase of Securities
               Being Offered...........   Cover Page; Fee Table; Merrill Lynch
                                           Select PricingSM System; Purchase of
                                           Shares; Shareholder Services;
                                           Additional Information; Inside Back
                                           Cover Page
  Item  8.    Redemption or Repurchase.   Fee Table; Merrill Lynch Select
                                           PricingSM System; Purchase of Shares;
                                           Redemption of Shares
  Item  9.    Pending Legal
               Proceedings.............   Not Applicable
 PART B
  Item 10.    Cover Page...............   Cover Page
  Item 11.    Table of Contents........   Back Cover Page
  Item 12.    General Information and
               History.................   Additional Information
  Item 13.    Investment Objectives and
               Policies................   Investment Objectives and Policies;
                                           Investment Restrictions
  Item 14.    Management of the Fund...   Management of the Trust
  Item 15.    Control Persons and
               Principal Holders of
               Securities..............   Management of the Trust; General
                                           Information
  Item 16.    Investment Advisory and
               Other Services..........   Management of the Trust; Purchase of
                                           Shares; General Information
  Item 17.    Brokerage Allocation and
               Other Practices.........   Portfolio Transactions and Brokerage
  Item 18.    Capital Stock and Other
               Securities..............   General Information--Description of
                                           Series and Shares
  Item 19.    Purchase, Redemption and
               Pricing of Securities
               Being Offered...........   Purchase of Shares; Redemption of
                                           Shares; Determination of Net Asset
                                           Value; Shareholder Services
  Item 20.    Tax Status...............   Distributions and Taxes
  Item 21.    Underwriters.............   Purchase of Shares
  Item 22.    Calculation of
               Performance Data........   Performance Data
  Item 23.    Financial Statements.....   Financial Statements

PART C
  Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

PROSPECTUS

NOVEMBER 21, 1995

       MERRILL LYNCH MULTI-STATE LIMITED MATURITY MUNICIPAL SERIES TRUST

Merrill Lynch Arizona Limited Maturity     Merrill Lynch Michigan Limited
          Municipal Bond Fund                         Maturity
                                                 Municipal Bond Fund

   Merrill Lynch California Limited       Merrill Lynch New Jersey Limited
               Maturity                               Maturity
          Municipal Bond Fund                    Municipal Bond Fund

Merrill Lynch Florida Limited Maturity     Merrill Lynch New York Limited
          Municipal Bond Fund                         Maturity
                                                 Municipal Bond Fund

  Merrill Lynch Massachusetts Limited    Merrill Lynch Pennsylvania Limited
               Maturity                               Maturity
          Municipal Bond Fund                    Municipal Bond Fund

  P.O. BOX 9011, PRINCETON, NEW JERSEY 08543-9011 . PHONE NO. (609) 282-2800

  Merrill Lynch Multi-State Limited Maturity Municipal Series Trust (the "Trust") consists of eight separate series: Merrill Lynch Arizona Limited Maturity Municipal Bond Fund (the "Arizona Fund"), Merrill Lynch California Limited Maturity Municipal Bond Fund (the "California Fund"), Merrill Lynch Florida Limited Maturity Municipal Bond Fund (the "Florida Fund"), Merrill Lynch Massachusetts Limited Maturity Municipal Bond Fund (the "Massachusetts Fund"), Merrill Lynch Michigan Limited Maturity Municipal Bond Fund (the "Michigan Fund"), Merrill Lynch New Jersey Limited Maturity Municipal Bond
Fund (the "New Jersey Fund"), Merrill Lynch New York Limited Maturity
Municipal Bond Fund (the "New York Fund"), and Merrill Lynch Pennsylvania Limited Maturity Municipal Bond Fund (the "Pennsylvania Fund"). Each series of the Trust is referred to herein as a "Fund". Each Fund seeks to provide shareholders with as high a level of income exempt from Federal income taxes and personal income taxes imposed by the designated state (and, in certain instances, state intangible personal property taxes and local personal income taxes) as is consistent with prudent investment management. Under normal market conditions, each Fund invests primarily in a portfolio of intermediate-term investment grade obligations of the designated state or its political subdivisions, agencies or instrumentalities, or certain other jurisdictions, that pay interest exempt, in the opinion of bond counsel to the issuer, from Federal income taxes and personal income taxes of the designated state and, where applicable, local personal income taxes in the designated state. The obligations in which the Funds invest have remaining maturities of between one and ten years, and it is anticipated that, depending on market conditions, the dollar weighted average maturity of each Fund's portfolio will not exceed five years. The Funds may invest in certain tax-exempt securities classified as "private activity bonds" that may subject certain investors in the Funds to an alternative minimum tax. At times, a Fund may seek to hedge its portfolio through the use of futures and options transactions. There can be no assurance that the investment objective of any Fund will be realized. For more information on each Fund's investment objectives and policies, please see "Investment Objectives and Policies" on page 15.
                                                  (continued on following page)
                               ---------------

 THESE SECURITIES  HAVE NOT  BEEN APPROVED  OR DISAPPROVED  BY THE  SECURITIES
  AND EXCHANGE  COMMISSION OR  ANY STATE  SECURITIES COMMISSION  NOR HAS  THE
   SECURITIES AND  EXCHANGE COMMISSION  OR ANY  STATE SECURITIES  COMMISSION
    PASSED  UPON   THE   ACCURACY   OR   ADEQUACY   OF   THIS   PROSPECTUS.
     ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               ---------------

  This Prospectus is a concise statement of information about the Trust and each Fund that is relevant to making an investment in a Fund. This Prospectus should be retained for future reference. A statement containing additional information about the Trust and each Fund, dated November 21, 1995 (the "Statement of Additional Information"), has been filed with the Securities and Exchange Commission and is available, without charge, by calling or by writing the Trust at the above telephone number or address. The Statement of Additional Information is hereby incorporated by reference into this Prospectus.

                               ---------------

                       FUND ASSET MANAGEMENT -- MANAGER
             MERRILL LYNCH FUNDS DISTRIBUTOR, INC. -- DISTRIBUTOR

(continued from prior page)

  Pursuant to the Merrill Lynch Select Pricing SM System, each Fund offers four classes of shares, each with a different combination of sales charges, ongoing fees and other features. The Merrill Lynch Select PricingSM System permits an investor to choose the method of purchasing shares that the investor believes is most beneficial given the amount of the purchase, the length of time the investor expects to hold the shares and other relevant circumstances. See "Merrill Lynch Select Pricing SM System" on page 7.

  Shares may be purchased directly from Merrill Lynch Funds Distributor, Inc. (the "Distributor"), P.O. Box 9081, Princeton, New Jersey 08543-9081 [(609) 282-2800], or from securities dealers which have entered into selected dealer agreements with the Distributor, including Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch"). The minimum initial purchase is $1,000 and the minimum subsequent purchase is $50. Merrill Lynch may charge its customers a processing fee (presently $4.85) for confirming purchases and repurchases. Purchases and redemptions directly through the Trust's Transfer Agent are not subject to the processing fee. See "Purchase of Shares" and "Redemption of Shares".

  Unless otherwise indicated, the information set forth in this Prospectus is applicable to each Fund. Management of the Trust has considered the possibility that the use of a combined prospectus may subject a Fund or Funds to liability for an alleged misstatement relating to another Fund or Funds. Management believes this possibility is remote.

  Each Fund has qualified its shares for sale under the securities laws of certain states, and shares of a Fund may be purchased only in jurisdictions in which such shares are qualified for purchase. This Prospectus does not constitute an offering of shares of any Fund in any state or jurisdiction in which such offering may not lawfully be made. An investor considering purchasing shares of a Fund should consult his or her Merrill Lynch financial consultant to determine whether shares of such Fund are available for purchase in his or her state.

                                   FEE TABLE

  A general comparison of the sales arrangements and other nonrecurring and recurring expenses applicable to shares of the Funds follows:

                                           ALL FUNDS
                ----------------------------------------------------------------
                CLASS A(a)       CLASS B(b)              CLASS C         CLASS D
                ----------       ----------              -------         -------
SHAREHOLDER
 TRANSACTION
 EXPENSES:
Maximum Sales
 Charge Im-
 posed on Pur-
 chases (as a
 percentage of
 offering
 price).......   1.0%(c)            None                   None          1.0%(c)
Sales Charge
 Imposed on
 Dividend
 Reinvestments.    None             None                   None           None
Deferred Sales
 Charge (as a
 percentage of
 original
 purchase
 price or
 redemption
 proceeds,
 whichever is
 lower).......   None(d)   1.0% during the first  1.0% during the first  None(d)
                                   year,                  year,
                             decreasing to 0.0%     decreasing to 0.0%
                                   after                  after
Exchange Fee..     None        the first year         the first year      None
                                    None                   None
--------

(a) Class A shares are sold to a limited group of investors including existing Class A shareholders and certain investment programs. See "Purchase of Shares--Initial Sales Charge Alternatives--Class A and Class D Shares"-- page 32.

(b) Class B shares convert to Class D shares automatically approximately ten years after initial purchase. See "Purchase of Shares--Deferred Sales Charge Alternatives--Class B and Class C Shares"--page 34.

(c) Reduced for purchases of $100,000 and over. Class A or Class D purchases of $1,000,000 or more may not be subject to an initial sales charge. See "Purchase of Shares--Initial Sales Charge Alternatives--Class A and Class D Shares"--page 32.

(d) Class A and Class D shares are not subject to a contingent deferred sales charge ("CDSC"), except that certain purchases of $1,000,000 or more which are not subject to an initial sales charge may instead be subject to a CDSC of 0.20% of amounts redeemed within the first year after purchase.


                                                       (continued on next page)

                            ARIZONA FUND                    CALIFORNIA FUND                   FLORIDA FUND
                   -------------------------------- -------------------------------- --------------------------------
                   CLASS A CLASS B  CLASS C CLASS D CLASS A CLASS B  CLASS C CLASS D CLASS A CLASS B  CLASS C CLASS D
                   ------- -------  ------- ------- ------- -------  ------- ------- ------- -------  ------- -------
ANNUAL FUND
 OPERATING
 EXPENSES (AS A
 PERCENTAGE OF
 AVERAGE NET
 ASSETS)(E):
 Management
  Fees(f)........   0.35%   0.35%    0.35%   0.35%   0.35%   0.35%    0.35%   0.35%   0.35%   0.35%    0.35%   0.35%
 Rule 12b-1
  Fees(g)
 Account Mainte-
  nance Fees.....   None    0.15%    0.15%   0.10%   None    0.15%    0.15%   0.10%   None    0.15%    0.15%   0.10%
 Distribution
  Fees...........   None    0.20%*   0.20%   None    None    0.20%*   0.20%   None    None    0.20%*   0.20%   None
 Other Expenses..   1.70%   1.74%    1.74%   1.70%   1.09%   1.10%    1.10%   1.09%   0.68%   0.68%    0.68%   0.68%
                    ----    ----     ----    ----    ----    ----     ----    ----    ----    ----     ----    ----
 Total Fund
  Operating
  Expenses**.....   2.05%   2.44%    2.44%   2.15%   1.44%   1.80%    1.80%   1.54%   1.03%   1.38%    1.38%   1.13%
                    ====    ====     ====    ====    ====    ====     ====    ====    ====    ====     ====    ====
                         MASSACHUSETTS FUND
                   --------------------------------
                   CLASS A CLASS B  CLASS C CLASS D
                   ------- -------- ------- -------
ANNUAL FUND
 OPERATING
 EXPENSES (AS A
 PERCENTAGE OF
 AVERAGE NET
 ASSETS)(E):
 Management
  Fees(f)........   0.35%   0.35%    0.35%   0.35%
 Rule 12b-1
  Fees(g)
 Account Mainte-
  nance Fees.....   None    0.15%    0.15%   0.10%
 Distribution
  Fees...........   None    0.20%*   0.20%   None
 Other Expenses..   1.36%   1.38%    1.38%   1.36%
                   ------- -------- ------- -------
 Total Fund
  Operating
  Expenses**.....   1.71%   2.08%    2.08%   1.81%
                   ======= ======== ======= =======

-------

(e) Information for Class A and Class B shares is stated for the fiscal year ended July 31, 1995. Information under "Other Expenses" for Class C and Class D shares is estimated for the fiscal year ending July 31, 1996.

(f) See "Management of the Trust--Management and Advisory Arrangements"--page
    28.

(g) See "Purchase of Shares--Distribution Plans"--page 37.
 * Class B shares convert to Class D shares automatically after approximately ten years and cease being subject to distribution fees.

** As of July 31, 1995, the Manager has voluntarily waived all of the management and other fees due from each of the Funds and has voluntarily reimbursed each of the Funds for a portion of certain other expenses (excluding Rule 12b-1 fees). The Total Fund Operating Expenses in the fee table above have been restated to assume the absence of any such waiver or reimbursement because the Manager may discontinue or reduce such waiver of fees and/or assumption of expenses at any time without notice. The actual Total Fund Operating Expenses, net of the waiver, is provided below for the year ended July 31, 1995 for Class A and Class B shares and for the period October 21, 1994 (commencement of operations) to July 31, 1995 for Class C and Class D shares.

                                    MANAGEMENT FEES                 TOTAL OPERATING
                                      WAIVED AND                    EXPENSES AFTER
                                       EXPENSES                       WAIVER AND
                                      REIMBURSED                     REIMBURSEMENT
                            ------------------------------- -------------------------------
                            CLASS A CLASS B CLASS C CLASS D CLASS A CLASS B CLASS C CLASS D
                            ------- ------- ------- ------- ------- ------- ------- -------
   Arizona Fund............  1.70%   1.72%   1.74%   1.84%   .35%    .72%    1.05%   .55%
   California Fund.........  1.04%   1.04%   1.16%   1.15%   .40%    .76%     .82%   .66%
   Florida Fund............   .64%    .63%    .58%    .52%   .39%    .75%    1.09%   .67%
   Massachusetts Fund......  1.34%   1.34%   1.56%   1.61%   .37%    .74%     .67%   .70%
   Michigan Fund...........  1.91%   1.91%   1.94%   1.94%   .27%    .65%     .96%   .44%
   New Jersey Fund.........  1.35%   1.42%   1.67%   1.45%   .34%    .73%     .55%   .62%
   New York Fund...........   .97%    .96%   1.00%   1.00%   .33%    .69%     .63%   .48%
   Pennsylvania Fund.......  1.52%   1.52%   1.50%   1.51%   .38%    .73%    1.05%   .57%

         MICHIGAN FUND                    NEW JERSEY FUND                   NEW YORK FUND
--------------------------------- -------------------------------- --------------------------------
CLASS A  CLASS B  CLASS C CLASS D CLASS A CLASS B  CLASS C CLASS D CLASS A CLASS B  CLASS C CLASS D
-------  -------  ------- ------- ------- -------  ------- ------- ------- -------  ------- -------
 0.35%    0.35%    0.35%   0.35%   0.35%   0.35%    0.35%   0.35%   0.35%   0.35%    0.35%   0.35%
 None     0.15%    0.15%   0.10%   None    0.15%    0.15%   0.10%   None    0.15%    0.15%   0.10%
 None     0.20%*   0.20%   None    None    0.20%*   0.20%   None    None    0.20%*   0.20%   None
 1.83%    1.86%    1.86%   1.83%   1.34%   1.45%    1.45%   1.34%   0.95%   0.95%    0.95%   0.95%
 ----     ----     ----    ----    ----    ----     ----    ----    ----    ----     ----    ----
 2.18%    2.56%    2.56%   2.28%   1.69%   2.15%    2.15%   1.79%   1.30%   1.65%    1.65%   1.40%
 ====     ====     ====    ====    ====    ====     ====    ====    ====    ====     ====    ====
         PENNSYLVANIA FUND
---------------------------------
CLASS A CLASS B  CLASS C CLASS D
------- -------- ------- -------
 0.35%   0.35%    0.35%   0.35%
 None    0.15%    0.15%   0.10%
 None    0.20%*   0.20%   None
 1.55%   1.55%    1.55%   1.55%
------- -------- ------- -------
 1.90%   2.25%    2.25%   2.00%
======= ======== ======= =======

EXAMPLE:

                                                                    CUMULATIVE EXPENSES PAID FOR THE PERIOD INDICATED
                                                             ---------------------------------------------------------------
                                                                      ARIZONA FUND                   CALIFORNIA FUND
                                                             ------------------------------- -------------------------------
                                                             1 YEAR 3 YEARS 5 YEARS 10 YEARS 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                             ------ ------- ------- -------- ------ ------- ------- --------
An investor in each Fund would pay the following
 expenses on a $1,000 investment including the maximum
 $10.00 initial sales charge (Class A and Class D shares
 only) and assuming (1) the Total Fund Operating Expenses
 for each class set forth above, (2) a 5% annual return
 throughout the period, and (3) redemption at the end of
 the period:
   Class A................................................     $31     $74    $119     $246    $25     $55    $ 88     $181
   Class B ...............................................     $35     $76    $130     $278    $28     $57    $ 97     $212
   Class C................................................     $35     $76    $130     $278    $28     $57    $ 97     $212
   Class D................................................     $32     $77    $124     $256    $26     $58    $ 93     $192
An investor would pay the following expenses on the same
 $1,000 investment assuming no redemption at the end of
 the period:
   Class A................................................     $31     $74    $119     $246    $25     $55    $ 88     $181
   Class B ...............................................     $25     $76    $130     $278    $18     $57    $ 97     $212
   Class C................................................     $25     $76    $130     $278    $18     $57    $ 97     $212
   Class D................................................     $32     $77    $124     $256    $26     $58    $ 93     $192

                                                                     CUMULATIVE EXPENSES PAID FOR THE PERIOD INDICATED
                                                             ---------------------------------------------------------------
                                                                      FLORIDA FUND                 MASSACHUSETTS FUND
                                                             ------------------------------- -------------------------------
                                                             1 YEAR 3 YEARS 5 YEARS 10 YEARS 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                             ------ ------- ------- -------- ------ ------- ------- --------
An investor in each Fund would pay the following
 expenses on a $1,000 investment including the maximum
 $10.00 initial sales charge (Class A and Class D shares
 only) and assuming (1) the Total Fund Operating Expenses
 for each class set forth above, (2) a 5% annual return
 throughout the period, and (3) redemption at the end of
 the period:
   Class A................................................    $20     $42     $66     $135    $27     $63    $102     $210
   Class B ...............................................    $24     $44     $76     $166    $31     $65    $112     $241
   Class C................................................    $24     $44     $76     $166    $31     $65    $112     $241
   Class D................................................    $21     $46     $72     $146    $28     $66    $107     $221
An investor would pay the following expenses on the same
 $1,000 investment assuming no redemption at the end of
 the period:
   Class A................................................    $20     $42     $66     $135    $27     $63    $102     $210
   Class B ...............................................    $14     $44     $76     $166    $21     $65    $112     $241
   Class C................................................    $14     $44     $76     $166    $21     $65    $112     $241
   Class D................................................    $21     $46     $72     $146    $28     $66    $107     $221

                                                                      MICHIGAN FUND                  NEW JERSEY FUND
                                                             ------------------------------- -------------------------------
                                                             1 YEAR 3 YEARS 5 YEARS 10 YEARS 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                             ------ ------- ------- -------- ------ ------- ------- --------
An investor in each Fund would pay the following
 expenses on a $1,000 investment including the maximum
 $10.00 initial sales charge (Class A and Class D shares
 only) and assuming (1) the Total Fund Operating Expenses
 for each class set forth above, (2) a 5% annual return
 throughout the period, and (3) redemption at the end of
 the period:
   Class A................................................    $32     $78    $126     $259    $27     $63    $101     $208
   Class B ...............................................    $36     $80    $136     $290    $32     $67    $115     $248
   Class C................................................    $36     $80    $136     $290    $32     $67    $115     $248
   Class D................................................    $33     $81    $131     $269    $28     $66    $106     $218
An investor would pay the following expenses on the same
 $1,000 investment assuming no redemption at the end of
 the period:
   Class A................................................    $32     $78    $126     $259    $27     $63    $101     $208
   Class B ...............................................    $26     $80    $136     $290    $22     $67    $115     $248
   Class C................................................    $26     $80    $136     $290    $22     $67    $115     $248
   Class D................................................    $33     $81    $131     $269    $28     $66    $106     $218

                                                                      NEW YORK FUND                 PENNSYLVANIA FUND
                                                             ------------------------------- -------------------------------
                                                             1 YEAR 3 YEARS 5 YEARS 10 YEARS 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                             ------ ------- ------- -------- ------ ------- ------- --------
An investor in each Fund would pay the following
 expenses on a $1,000 investment including the maximum
 $10.00 initial sales charge (Class A and Class D shares
 only) and assuming (1) the Total Fund Operating Expenses
 for each class set forth above, (2) a 5% annual return
 throughout the period, and (3) redemption at the end of
 the period:
   Class A................................................    $23     $51     $81     $165    $29     $69    $112     $230
   Class B ...............................................    $27     $52     $90     $195    $33     $70    $120     $258
   Class C................................................    $27     $52     $90     $195    $33     $70    $120     $258
   Class D................................................    $24     $54     $86     $176    $30     $72    $117     $240
An investor would pay the following expenses on the same
 $1,000 investment assuming no redemption at the end of
 the period:
   Class A................................................    $23     $51     $81     $165    $29     $69    $112     $230
   Class B ...............................................    $17     $52     $90     $195    $23     $70    $120     $258
   Class C................................................    $17     $52     $90     $195    $23     $70    $120     $258
   Class D................................................    $24     $54     $86     $176    $30     $72    $117     $240

-------
                                       6

  The foregoing Fee Table is intended to assist investors in understanding the costs and expenses that shareholders in the Funds will bear directly or indirectly. The Example set forth above assumes reinvestment of all dividends and distributions and utilizes a 5% annual rate of return as mandated by Securities and Exchange Commission (the "Commission") regulations. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR ANNUAL RATES OF RETURN, AND ACTUAL EXPENSES OR ANNUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE ASSUMED FOR PURPOSES OF THE EXAMPLE. Class B and Class C shareholders of any Fund who hold their shares for an extended period of time may pay more in Rule 12b-1 distribution fees than the economic equivalent of the maximum front-end sales charges permitted under the Rules of Fair Practice of the National Association of Securities Dealers, Inc. ("NASD"). Merrill Lynch may charge its customers a processing fee (presently $4.85) for confirming purchases and repurchases. Purchases and redemptions directly through the Trust's Transfer Agent are not subject to the processing fee. See "Purchase of Shares" and "Redemption of Shares".

                     MERRILL LYNCH SELECT PRICING SM SYSTEM

  Each of the Funds offers four classes of shares under the Merrill Lynch Select Pricing SM System. Class A, Class B and Class D shares may be purchased at a price equal to the next determined net asset value per share subject to the sales charges and ongoing fee arrangements described below. Shares of Class A and Class D are sold to investors choosing the initial sales charge alternatives, and shares of Class B are sold to investors choosing the deferred sales charge alternative. Class C shares are not offered for sale by the Funds but are available for exchange with Class C shares of other MLAM-advised mutual funds. The Merrill Lynch Select Pricing SM System is used by more than 50 mutual funds advised by Merrill Lynch Asset Management, L.P. ("MLAM") or Fund Asset Management, L.P. ("FAM" or the "Manager"), an affiliate of MLAM. Funds advised by MLAM or FAM are referred to herein as "MLAM-advised mutual funds".

  Each Class A, Class B, Class C or Class D share of each of the Funds represents an identical interest in the investment portfolio of that Fund and has the same rights, except that Class B, Class C and Class D shares bear the expenses of the ongoing account maintenance fees and Class B and Class C shares bear the expenses of the ongoing distribution fees and the additional incremental transfer agency costs resulting from the deferred sales charge arrangements. The deferred sales charges and account maintenance fees that are imposed on Class B and Class C shares, as well as the account maintenance fees that are imposed on Class D shares, are imposed directly against those classes and not against all assets of the Fund issuing the shares and, accordingly, such charges will not affect the net asset value of any other class or have any impact on investors choosing another sales charge option. Dividends paid by a Fund for each class of shares will be calculated in the same manner at the same time and will differ only to the extent that account maintenance and distribution fees and any incremental transfer agency costs relating to a particular class are borne exclusively by that class. Each class has different exchange privileges. See "Shareholder Services--Exchange Privilege".

  Investors should understand that the purpose and function of the initial sales charges with respect to the Class A and Class D shares are the same as those of the deferred sales charges with respect to the Class B and Class C shares in that the sales charges applicable to each class provide for the financing of the distribution of the shares of that Fund. The distribution-related revenues paid with respect to a class will not be used to finance the distribution expenditures of another class. Sales personnel may receive different compensation for selling different classes of shares.

  The following table sets forth a summary of the distribution arrangements for each class of shares under the Merrill Lynch Select PricingSM System, followed by a more detailed description of each class and a discussion of the factors that investors should consider in determining the method of purchasing shares under the Merrill Lynch Select PricingSM System that the investor believes is most beneficial under his particular circumstances. More detailed information as to each class of shares is set forth under "Purchase of Shares".


                                              ACCOUNT
                                            MAINTENANCE DISTRIBUTION
  CLASS            SALES CHARGE/(1)/            FEE         FEE         CONVERSION FEATURE
--------------------------------------------------------------------------------------------
    A            Maximum 1.00% initial           No           No                No
                sales charge/(2)//(3)/
--------------------------------------------------------------------------------------------
    B           1.00% CDSC for one year        0.15%        0.20%      B shares convert to
                                                                      D shares automatically
                                                                       after approximately
                                                                          ten years/(4)/
--------------------------------------------------------------------------------------------
    C/(5)/      1.00% CDSC for one year        0.15%        0.20%               No
--------------------------------------------------------------------------------------------
    D            Maximum 1.00% initial         0.10%          No                No
                   sales charge/(3)/

--------

(1) Initial sales charges are imposed at the time of purchase as a percentage of the offering price. CDSCs are imposed if the redemption occurs within the applicable CDSC time period. The charge will be assessed on an amount equal to the lesser of the proceeds of redemption or the cost of the shares being redeemed.
(2) Offered only to eligible investors. See "Purchase of Shares--Initial Sales Charge Alternatives--Class A and Class D Shares--Eligible Class A Investors".
(3) Reduced for purchases of $100,000 or more. Class A and Class D share purchases of $1,000,000 or more may not be subject to an initial sales charge but instead will be subject to a 0.20% CDSC for one year. See "Class A" and "Class D" below.

(4) The conversion period for dividend reinvestment shares was modified. Also, Class B shares of certain other MLAM-advised mutual funds into which exchanges may be made have an eight year conversion period. If Class B shares of a Fund are exchanged for Class B shares of another MLAM-advised mutual fund, the conversion period applicable to the Class B shares acquired in the exchange will apply, and the holding period for the shares exchanged will be tacked on to the holding period for the shares acquired.

(5) Class C shares will be issued only upon exchange for Class C shares of another MLAM-advised mutual fund. See "Shareholder Services--Exchange Privilege".

Class A: Class A shares incur an initial sales charge when they are purchased and bear no ongoing distribution or account maintenance fees. Class A shares are offered to a limited group of investors and also will be issued upon reinvestment of dividends on outstanding Class A shares. Investors that currently own Class A shares in a shareholder account are entitled to purchase additional Class A shares in that account. Other eligible investors include participants in certain investment programs. In addition, Class A shares will be offered to Merrill Lynch & Co., Inc. ("ML&Co.") and its subsidiaries (the term "subsidiaries" when used herein with respect to ML&Co. includes MLAM, FAM and certain other entities directly or indirectly wholly owned and controlled by ML&Co.) and their directors and employees, and to members of the Boards of MLAM-advised mutual funds. The maximum initial sales charge is 1.00%, which is reduced for purchases of $100,000 and over. Purchases of $1,000,000 or more may not be subject to an initial sales charge but if the initial sales charge is waived, such purchases will be subject to a CDSC of 0.20% if the shares are redeemed within one year after purchase. Sales charges also are reduced under a right of accumulation which takes into account the investor's holdings of all classes of all MLAM-advised mutual funds. See "Purchase of Shares--Initial Sales Charge Alternatives--Class A and Class D Shares".

Class B: Class B shares do not incur a sales charge when they are purchased, but they are subject to an ongoing account maintenance fee of 0.15% and an ongoing distribution fee of 0.20%, of the Fund's average net assets attributable to the Class B shares, as well as a CDSC if they are redeemed within one year of purchase. Approximately ten years after issuance, Class B shares of a Fund will convert automatically into Class D shares of that Fund, which are subject to a lower account maintenance fee than Class B shares and no distribution fee; Class B shares of certain other MLAM-advised mutual funds into which exchanges may be made convert into Class D shares automatically after approximately eight years. If Class B shares of a Fund are exchanged for Class B shares of another MLAM-advised mutual fund, the conversion period applicable to the Class B shares acquired in the exchange will apply, and the holding period for the shares exchanged will be tacked on to the holding period for the shares acquired. Automatic conversion of Class B shares into Class D shares will occur at least once each month on the basis of the relative net asset values of the shares of the two classes on the conversion date, without the imposition of any sales load, fee or other charge. Conversion of Class B shares to Class D shares will not be deemed a purchase or sale of the shares for Federal income tax purposes. Shares purchased through reinvestment of dividends on Class B shares also will convert automatically to Class D shares. The conversion period for dividend reinvestment shares is modified as described under "Purchase of Shares--Deferred Sales Charge Alternatives--Class B and Class C Shares--Conversion of Class B Shares to Class D Shares".

Class C: Class C shares of the Funds are not available for purchase but will be issued only pursuant to the exchange privilege to holders of Class C shares of other MLAM-advised mutual funds who elect to exchange Class C shares of such other MLAM-advised mutual fund for Class C shares of one of the Funds. Class C shares are subject to an ongoing account maintenance fee of 0.15% and an ongoing distribution fee of 0.20% of the Fund's average net assets attributable to Class C shares. Although, like Class B shares, Class C shares are subject to a 1.0% CDSC for one year, Class C shares have no conversion feature and, accordingly, an investor that acquires Class C shares will be subject to distribution fees and higher account maintenance fees that will be imposed on Class C shares for an indefinite period subject to annual approval by the Trust's Board of Trustees and regulatory limitations.

Class D: Class D shares incur an initial sales charge when they are purchased and are subject to an ongoing account maintenance fee of 0.10% of the Fund's average net assets attributable to Class D shares. Class D shares are not subject to an ongoing distribution fee or any CDSC when they are redeemed. Purchases of $1,000,000 or more may not be subject to an initial sales charge but if the initial sales charge is waived, such purchase may be subject to a CDSC of 0.20% if the shares are redeemed within one year after purchase. The schedule of initial sales charges and reductions for Class D shares is the same as the schedule for Class A shares. Class D shares also will be issued upon conversion of Class B shares as described above under "Class B". See "Purchase of Shares--Initial Sales Charge Alternatives--Class A and Class D Shares".

  The following is a discussion of the factors that investors should consider in determining the method of purchasing shares under the Merrill Lynch Select PricingSM System that the investor believes is most beneficial under his particular circumstances.

  Initial Sales Charge Alternatives. Investors who prefer an initial sales charge alternative may elect to purchase Class D shares or, if an eligible investor, Class A shares. Investors choosing the initial sales charge alternative who are eligible to purchase Class A shares should purchase Class A shares rather than Class D shares because there is an account maintenance fee imposed on Class D shares. Investors qualifying for significantly reduced initial sales charges may find the initial sales charge alternative particularly attractive because similar sales charge reductions are not available with respect to the deferred sales charges imposed in connection with purchases of Class B shares. Investors not qualifying for reduced initial sales charges who expect to maintain their investment for an extended period of time also may elect to purchase Class A or Class D shares, because over time the accumulated ongoing account maintenance and distribution fees on Class B or Class C shares may exceed the initial sales charge and, in the case of Class D shares, the account maintenance fee. Although some investors that previously purchased Class A shares may no longer be eligible to purchase Class A shares of other MLAM-advised mutual funds, those previously purchased Class A shares, together with Class B, Class C and Class D share holdings, will count toward a right of accumulation which may qualify the investor for reduced initial sales charges on new initial sales charge purchases. In addition, the ongoing Class B and Class C account maintenance and distribution fees will cause Class B and Class C shares to have higher expense ratios, pay lower dividends and have lower total returns than the initial sales charge shares. The ongoing Class D account maintenance fees will cause Class D shares to have a higher expense ratio, pay lower dividends and have a lower total return than Class A shares.

  Deferred Sales Charge Alternative. Because no initial sales charges are deducted at the time of purchase, Class B shares provide the benefit of putting all of the investor's dollars to work from the time the investment is made. The deferred sales charge alternative may be particularly appealing to investors who do not qualify for a reduction in initial sales charges. Both Class B and Class C shares are subject to ongoing account maintenance fees and distribution fees; however, the ongoing account maintenance and distribution fees potentially may be offset to the extent any return is realized on the additional funds initially invested in Class B or Class C shares. In addition, Class B shares of a Fund will be converted into Class D shares of that Fund after a conversion period of approximately ten years, and thereafter investors will be subject to lower ongoing fees.

  Certain investors may elect to purchase Class B shares if they determine it to be most advantageous to have all their funds invested initially and intend to hold their shares for an extended period of time. Investors in Class B shares should take into account whether they intend to redeem their shares within the CDSC period and, if not, whether they intend to remain invested until the end of the conversion period and thereby take advantage of the reduction in ongoing fees resulting from the conversion into Class D shares. Although Class C shareholders are subject to the same CDSC period and rate as Class B shareholders, Class C shares have no conversion feature, and therefore are subject to account maintenance and distribution fees for an indefinite period of time. In addition, while both Class B and Class C distribution fees are subject to the limitations on asset-based sales charges imposed by the NASD, the Class B distribution fees are further limited under a voluntary waiver of asset-based sales charges. See "Purchase of Shares--Limitations on the Payment of Deferred Sales Charges".

                              FINANCIAL HIGHLIGHTS

  The financial information in the tables below has been audited in connection with the annual audit of the financial statements of the Trust by Deloitte & Touche LLP, independent auditors. Financial statements for the year ended July 31, 1995 and the independent auditors' report thereon are included in the Statement of Additional Information. The following per share data and ratios have been derived from information provided in such audited financial statements. Financial information is presented for Class C and Class D shares only for the period October 21, 1994 (commencement of operations) to July 31, 1995. Further information about the performance of the Funds is contained in the Trust's most recent annual report to shareholders which may be obtained, without charge, by calling or writing the Trust at the telephone number or address on the front cover of this Prospectus.

                                       ARIZONA FUND
                   ----------------------------------------------------------
                        CLASS A             CLASS B        CLASS C   CLASS D
                   ------------------  ------------------  --------  --------
                             FOR THE             FOR THE   FOR THE   FOR THE
                   FOR THE    PERIOD   FOR THE    PERIOD    PERIOD    PERIOD
                     YEAR    NOV. 26,    YEAR    NOV. 26,  OCT. 21,  OCT. 21,
                    ENDED    1993+ TO   ENDED    1993+ TO  1994+ TO  1994+ TO
                   JULY 31,  JULY 31,  JULY 31,  JULY 31,  JULY 31,  JULY 31,
                     1995      1994      1995      1994      1995      1995
                   --------  --------  --------  --------  --------  --------
INCREASE
(DECREASE) IN NET
ASSET VALUE:
PER SHARE OPERAT-
ING PERFORMANCE:
Net asset value,
beginning of pe-
riod.............  $  9.97   $ 10.00   $  9.97   $ 10.00   $  9.89   $  9.89
                   -------   -------   -------   -------   -------   -------
 Investment in-
 come--net.......      .43       .23       .39       .20       .29       .33
 Realized and
 unrealized gain
 (loss) on
 investments--
 net.............      .20      (.03)      .19      (.03)      .28       .28
                   -------   -------   -------   -------   -------   -------
Total from in-
vestment opera-
tions............      .63       .20       .58       .17       .57       .61
                   -------   -------   -------   -------   -------   -------
Less dividends
from investment
income (net) and
distributions....     (.43)     (.23)     (.39)     (.20)     (.29)     (.33)
                   -------   -------   -------   -------   -------   -------
Net asset value,
end of period....  $ 10.17   $  9.97   $ 10.16   $  9.97   $ 10.17   $ 10.17
                   =======   =======   =======   =======   =======   =======
TOTAL INVESTMENT
RETURN:**
Based on net as-
set value per
share............    6.47%    2.02%#     5.99%    1.78%#    5.90%#    6.34%#
                   =======   =======   =======   =======   =======   =======
RATIOS TO AVERAGE
NET ASSETS:
Expenses,
excluding account
maintenance and
distribution fees
and net of
reimbursement....     .35%     .02%*      .37%     .03%*     .90%*     .45%*
                   =======   =======   =======   =======   =======   =======
Expenses, net of
reimbursement....     .35%     .02%*      .72%     .38%*    1.05%*     .55%*
                   =======   =======   =======   =======   =======   =======
Expenses.........    2.05%    1.82%*     2.44%    2.18%*    2.79%*    2.39%*
                   =======   =======   =======   =======   =======   =======
Investment in-
come--net........    4.31%    3.37%*     3.95%    3.02%*    3.80%*    4.31%*
                   =======   =======   =======   =======   =======   =======
SUPPLEMENTAL DA-
TA:
Net assets, end
of period (in
thousands).......  $ 1,054   $ 2,103   $ 5,191   $ 5,575   $     1   $    19
                   =======   =======   =======   =======   =======   =======
Portfolio turn-
over.............  182.58%   142.37%   182.58%   142.37%   182.58%   182.58%
                   =======   =======   =======   =======   =======   =======
                                      CALIFORNIA FUND
                   -----------------------------------------------------------
                        CLASS A             CLASS B        CLASS C   CLASS D
                   ------------------- ------------------- --------- ---------
                             FOR THE             FOR THE   FOR THE   FOR THE
                   FOR THE    PERIOD   FOR THE    PERIOD    PERIOD    PERIOD
                     YEAR    NOV. 26,    YEAR    NOV. 26,  OCT. 21,  OCT. 21,
                    ENDED    1993+ TO   ENDED    1993+ TO  1994+ TO  1994+ TO
                   JULY 31,  JULY 31,  JULY 31,  JULY 31,  JULY 31,  JULY 31,
                     1995      1994      1995      1994      1995      1995
                   --------- --------- --------- --------- --------- ---------
INCREASE
(DECREASE) IN NET
ASSET VALUE:
PER SHARE OPERAT-
ING PERFORMANCE:
Net asset value,
beginning of pe-
riod.............  $  9.88   $ 10.00   $  9.88   $ 10.00   $  9.76   $  9.76
                   --------- --------- --------- --------- --------- ---------
 Investment in-
 come--net.......      .42       .24       .39       .21       .31       .33
 Realized and
 unrealized gain
 (loss) on
 investments--
 net.............      .11      (.12)      .11      (.12)      .23       .23
                   --------- --------- --------- --------- --------- ---------
Total from in-
vestment opera-
tions............      .53       .12       .50       .09       .54       .56
                   --------- --------- --------- --------- --------- ---------
Less dividends
from investment
income (net) and
distributions....     (.42)     (.24)     (.39)     (.21)     (.31)     (.33)
                   --------- --------- --------- --------- --------- ---------
Net asset value,
end of period....  $  9.99   $  9.88   $  9.99   $  9.88   $  9.99   $  9.99
                   ========= ========= ========= ========= ========= =========
TOTAL INVESTMENT
RETURN:**
Based on net as-
set value per
share............    5.60%    1.23%#     5.23%     .99%#    5.60%#    5.85%#
                   ========= ========= ========= ========= ========= =========
RATIOS TO AVERAGE
NET ASSETS:
Expenses,
excluding account
maintenance and
distribution fees
and net of
reimbursement....     .40%     .02%*      .41%     .03%*     .67%*     .56%*
                   ========= ========= ========= ========= ========= =========
Expenses, net of
reimbursement....     .40%     .02%*      .76%     .38%*     .82%*     .66%*
                   ========= ========= ========= ========= ========= =========
Expenses.........    1.44%    1.16%*     1.80%    1.52%*    1.98%*    1.81%*
                   ========= ========= ========= ========= ========= =========
Investment in-
come--net........    4.36%    3.54%*     4.00%    3.19%*    4.04%*    4.28%*
                   ========= ========= ========= ========= ========= =========
SUPPLEMENTAL DA-
TA:
Net assets, end
of period (in
thousands).......  $ 3,527   $ 3,804   $10,363   $11,430   $    64   $ 1,771
                   ========= ========= ========= ========= ========= =========
Portfolio turn-
over.............  124.72%   130.10%   124.72%   130.10%   124.72%   124.72%
                   ========= ========= ========= ========= ========= =========

----
 * Annualized.
** Total investment returns exclude the effects of sales loads.

 + Commencement of operations.

# Aggregate total investment return.

                                       FLORIDA FUND
                   ----------------------------------------------------------
                        CLASS A             CLASS B        CLASS C   CLASS D
                   ------------------  ------------------  --------  --------
                             FOR THE             FOR THE   FOR THE   FOR THE
                   FOR THE    PERIOD   FOR THE    PERIOD    PERIOD    PERIOD
                     YEAR    NOV. 26,    YEAR    NOV. 26,  OCT. 21,  OCT. 21,
                    ENDED    1993+ TO   ENDED    1993+ TO  1994+ TO  1994+ TO
                   JULY 31,  JULY 31,  JULY 31,  JULY 31,  JULY 31,  JULY 31,
                     1995      1994      1995      1994      1995      1995
                   --------  --------  --------  --------  --------  --------
INCREASE
 (DECREASE) IN
 NET ASSET VALUE:
PER SHARE OPERAT-
 ING PERFORMANCE:
Net asset value,
 beginning of pe-
 riod............  $  9.87   $ 10.00   $  9.88   $ 10.00   $  9.76   $  9.76
                   -------   -------   -------   -------   -------   -------
 Investment in-
  come--net......      .43       .24       .40       .21       .29       .33
 Realized and
  unrealized gain
  (loss) on
  investments--
  net............      .15      (.13)      .14      (.12)      .25       .25
                   -------   -------   -------   -------   -------   -------
Total from in-
 vestment opera-
 tions...........      .58       .11       .54       .09       .54       .58
                   -------   -------   -------   -------   -------   -------
Less dividends
 and
 distributions:
 Investment
 income--net.....     (.43)     (.24)     (.40)     (.21)     (.29)     (.33)
 Realized gain on
 investments--
 net.............      --        --        --        --        --        --
                   -------   -------   -------   -------   -------   -------
Total dividends
 and distribu-
 tions...........     (.43)     (.24)     (.40)     (.21)     (.29)     (.33)
                   -------   -------   -------   -------   -------   -------
Net asset value,
 end of period...  $ 10.02   $  9.87   $ 10.02   $  9.88   $ 10.01   $ 10.01
                   =======   =======   =======   =======   =======   =======
TOTAL INVESTMENT
 RETURN:**
Based on net as-
 set value per
 share...........    6.05%    1.12%#     5.57%     .99%#    5.65%#    6.07%#
                   =======   =======   =======   =======   =======   =======
RATIOS TO AVERAGE
 NET ASSETS:
Expenses,
 excluding
 account
 maintenance and
 distribution
 fees and net of
 reimbursement...     .39%     .02%*      .40%     .03%*     .94%*     .57%*
                   =======   =======   =======   =======   =======   =======
Expenses, net of
 reimbursement...     .39%     .02%*      .75%     .38%*    1.09%*     .67%*
                   =======   =======   =======   =======   =======   =======
Expenses.........    1.03%     .86%*     1.38%    1.23%*    1.67%*    1.19%*
                   =======   =======   =======   =======   =======   =======
Investment in-
 come--net.......    4.39%    3.54%*     4.05%    3.19%*    3.83%*    4.23%*
                   =======   =======   =======   =======   =======   =======
SUPPLEMENTAL DA-
 TA:
Net assets, end
 of period (in
 thousands)......  $ 9,849   $14,868   $16,213   $18,179   $     1    $7,210
                   =======   =======   =======   =======   =======   =======
Portfolio turn-
 over............  138.97%   136.71%   138.97%   136.71%   138.97%   138.97%
                   =======   =======   =======   =======   =======   =======
                                    MASSACHUSETTS FUND
                   -----------------------------------------------------
                        CLASS A           CLASS B      CLASS C  CLASS D
                   ----------------- ----------------- -------- --------
                            FOR THE           FOR THE  FOR THE  FOR THE
                   FOR THE   PERIOD  FOR THE   PERIOD   PERIOD   PERIOD
                     YEAR   NOV. 26,   YEAR   NOV. 26, OCT. 21, OCT. 21,
                    ENDED   1993+ TO  ENDED   1993+ TO 1994+ TO 1994+ TO
                   JULY 31, JULY 31, JULY 31, JULY 31, JULY 31, JULY 31,
                     1995     1994     1995     1994     1995     1995
                   -------- -------- -------- -------- -------- --------
INCREASE
 (DECREASE) IN
 NET ASSET VALUE:
PER SHARE OPERAT-
 ING PERFORMANCE:
Net asset value,
 beginning of pe-
 riod............   $ 9.95   $10.00   $ 9.95   $10.00   $ 9.82   $ 9.82
                   -------- -------- -------- -------- -------- --------
 Investment in-
  come--net......      .44      .25      .40      .22      .33      .34
 Realized and
  unrealized gain
  (loss) on
  investments--
  net............      .02     (.05)     .02     (.05)     .15      .15
                   -------- -------- -------- -------- -------- --------
Total from in-
 vestment opera-
 tions...........      .46      .20      .42      .17      .48      .49
                   -------- -------- -------- -------- -------- --------
Less dividends
 and
 distributions:
 Investment
 income--net.....     (.44)    (.25)    (.40)    (.22)    (.33)    (.34)
 Realized gain on
 investments--
 net.............     (.01)     --      (.01)     --      (.01)    (.01)
                   -------- -------- -------- -------- -------- --------
Total dividends
 and distribu-
 tions...........     (.45)    (.25)    (.41)    (.22)    (.34)    (.35)
                   -------- -------- -------- -------- -------- --------
Net asset value,
 end of period...   $ 9.96   $ 9.95   $ 9.96   $ 9.95   $ 9.96   $ 9.96
                   ======== ======== ======== ======== ======== ========
TOTAL INVESTMENT
 RETURN:**
Based on net as-
 set value per
 share...........    4.79%   2.01%#    4.41%   1.77%#   5.00%#   5.09%#
                   ======== ======== ======== ======== ======== ========
RATIOS TO AVERAGE
 NET ASSETS:
Expenses,
 excluding
 account
 maintenance and
 distribution
 fees and net of
 reimbursement...     .37%    .03%*     .39%    .03%*    .52%*    .60%*
                   ======== ======== ======== ======== ======== ========
Expenses, net of
 reimbursement...     .37%    .03%*     .74%    .38%*    .67%*    .70%*
                   ======== ======== ======== ======== ======== ========
Expenses.........    1.71%   1.17%*    2.08%   1.54%*   2.23%*   2.31%*
                   ======== ======== ======== ======== ======== ========
Investment in-
 come--net.......    4.45%   3.69%*    4.08%   3.28%*   4.32%*   4.21%*
                   ======== ======== ======== ======== ======== ========
SUPPLEMENTAL DA-
 TA:
Net assets, end
 of period (in
 thousands)......   $4,453   $8,097   $4,800   $8,046   $  413   $  253
                   ======== ======== ======== ======== ======== ========
Portfolio turn-
 over............   89.96%   57.80%   89.96%   57.80%   89.96%   89.96%
                   ======== ======== ======== ======== ======== ========

------
 * Annualized.
** Total investment returns exclude the effects of sales loads.

 + Commencement of operations.

# Aggregate total investment return.

                                       MICHIGAN FUND
                   -------------------------------------------------------
                        CLASS A            CLASS B       CLASS C  CLASS D
                   -----------------  -----------------  -------- --------
                            FOR THE            FOR THE   FOR THE  FOR THE
                   FOR THE   PERIOD   FOR THE   PERIOD    PERIOD   PERIOD
                     YEAR   NOV. 26,    YEAR   NOV. 26,  OCT. 21, OCT. 21,
                    ENDED   1993+ TO   ENDED   1993+ TO  1994+ TO 1994+ TO
                   JULY 31, JULY 31,  JULY 31, JULY 31,  JULY 31, JULY 31,
                     1995     1994      1995     1994      1995     1995
                   -------- --------  -------- --------  -------- --------
INCREASE
 (DECREASE) IN
 NET ASSET VALUE:
PER SHARE OPERAT-
 ING PERFORMANCE:
Net asset value,
 beginning of pe-
 riod............   $ 9.92  $ 10.00    $ 9.92  $ 10.00    $ 9.76   $ 9.76
                    ------  -------    ------  -------    ------   ------
 Investment in-
  come--net......      .44      .24       .40      .22       .30      .34
 Realized and
  unrealized gain
  (loss) on
  investments--
  net............      .06     (.08)      .06     (.08)      .22      .21
                    ------  -------    ------  -------    ------   ------
Total from in-
 vestment opera-
 tions...........      .50      .16       .46      .14       .52      .55
                    ------  -------    ------  -------    ------   ------
Less dividends
 from investment
 income--net.....     (.44)    (.24)     (.40)    (.22)     (.30)    (.34)
                    ------  -------    ------  -------    ------   ------
Net asset value,
 end of period...   $ 9.98  $  9.92    $ 9.98  $  9.92    $ 9.98   $ 9.97
                    ======  =======    ======  =======    ======   ======
TOTAL INVESTMENT
 RETURN:**
Based on net as-
 set value per
 share...........    5.16%   1.66%#     4.78%   1.42%#    5.40%#   5.72%#
                    ======  =======    ======  =======    ======   ======
RATIOS TO AVERAGE
 NET ASSETS:
Expenses,
 excluding
 account
 maintenance and
 distribution
 fees and net of
 reimbursement...     .27%    .02%*      .30%    .03%*     .81%*    .34%*
                    ======  =======    ======  =======    ======   ======
Expenses, net of
 reimbursement...     .27%    .02%*      .65%    .38%*     .96%*    .44%*
                    ======  =======    ======  =======    ======   ======
Expenses.........    2.18%   2.01%*     2.56%   2.38%*    2.90%*   2.38%*
                    ======  =======    ======  =======    ======   ======
Investment in-
 come--net.......    4.42%   3.59%*     4.09%   3.21%*    3.80%*   4.47%*
                    ======  =======    ======  =======    ======   ======
SUPPLEMENTAL DA-
 TA:
Net assets, end
 of period (in
 thousands)......   $2,302  $ 3,435    $2,494  $ 2,411    $    1   $  254
                    ======  =======    ======  =======    ======   ======
Portfolio turn-
 over............   93.08%  204.15%    93.08%  204.15%    93.08%   93.08%
                    ======  =======    ======  =======    ======   ======
                                      NEW JERSEY FUND
                   -----------------------------------------------------------
                        CLASS A             CLASS B        CLASS C   CLASS D
                   ------------------- ------------------- --------- ---------
                             FOR THE             FOR THE   FOR THE   FOR THE
                   FOR THE    PERIOD   FOR THE    PERIOD    PERIOD    PERIOD
                     YEAR    NOV. 26,    YEAR    NOV. 26,  OCT. 21,  OCT. 21,
                    ENDED    1993+ TO   ENDED    1993+ TO  1994+ TO  1994+ TO
                   JULY 31,  JULY 31,  JULY 31,  JULY 31,  JULY 31,  JULY 31,
                     1995      1994      1995      1994      1995      1995
                   --------- --------- --------- --------- --------- ---------
INCREASE
 (DECREASE) IN
 NET ASSET VALUE:
PER SHARE OPERAT-
 ING PERFORMANCE:
Net asset value,
 beginning of pe-
 riod............  $  9.94   $ 10.00   $  9.95   $ 10.00   $   9.86  $  9.85
                   --------- --------- --------- --------- --------- ---------
 Investment in-
  come--net......      .42       .23       .38       .20        .26      .32
 Realized and
  unrealized gain
  (loss) on
  investments--
  net............      .21      (.06)      .21      (.05)      (.66)     .31
                   --------- --------- --------- --------- --------- ---------
Total from in-
 vestment opera-
 tions...........      .63       .17       .59       .15       (.40)     .63
                   --------- --------- --------- --------- --------- ---------
Less dividends
 from investment
 income--net.....     (.42)     (.23)     (.38)     (.20)      (.26)    (.32)
                   --------- --------- --------- --------- --------- ---------
Net asset value,
 end of period...  $ 10.15   $  9.94   $ 10.16   $  9.95   $   9.20  $ 10.16
                   ========= ========= ========= ========= ========= =========
TOTAL INVESTMENT
 RETURN:**
Based on net as-
 set value per
 share...........    6.45%    1.73%#     6.07%    1.59%#   (4.01)%#   6.51%#
                   ========= ========= ========= ========= ========= =========
RATIOS TO AVERAGE
 NET ASSETS:
Expenses,
 excluding
 account
 maintenance and
 distribution
 fees and net of
 reimbursement...     .34%     .03%*      .38%     .03%*      .40%*    .52%*
                   ========= ========= ========= ========= ========= =========
Expenses, net of
 reimbursement...     .34%     .03%*      .73%     .38%*      .55%*    .62%*
                   ========= ========= ========= ========= ========= =========
Expenses.........    1.69%    1.14%*     2.15%    1.52%*     2.22%*   2.07%*
                   ========= ========= ========= ========= ========= =========
Investment in-
 come--net.......    4.10%    3.45%*     3.80%    3.04%*     4.06%*   4.17%*
                   ========= ========= ========= ========= ========= =========
SUPPLEMENTAL DA-
 TA:
Net assets, end
 of period (in
 thousands)......  $ 2,401   $ 5,933   $ 7,593   $ 7,885   $      1  $   437
                   ========= ========= ========= ========= ========= =========
Portfolio turn-
 over............  131.56%   205.04%   131.56%   205.04%    131.56%  131.56%
                   ========= ========= ========= ========= ========= =========

------
 * Annualized.
** Total investment returns exclude the effects of sales loads.

 + Commencement of operations.
# Aggregate total investment return.

                                       NEW YORK FUND
                   ----------------------------------------------------------
                        CLASS A             CLASS B        CLASS C   CLASS D
                   ------------------  ------------------  --------  --------
                             FOR THE             FOR THE   FOR THE   FOR THE
                   FOR THE    PERIOD   FOR THE    PERIOD    PERIOD    PERIOD
                     YEAR    NOV. 26,    YEAR    NOV. 26,  OCT. 21,  OCT. 21,
                    ENDED    1993+ TO   ENDED    1993+ TO  1994+ TO  1994+ TO
                   JULY 31,  JULY 31,  JULY 31,  JULY 31,  JULY 31,  JULY 31,
                     1995      1994      1995      1994      1995      1995
                   --------  --------  --------  --------  --------  --------
INCREASE
 (DECREASE) IN
 NET ASSET VALUE:
PER SHARE OPERAT-
 ING PERFORMANCE:
Net asset value,
 beginning of pe-
 riod............  $  9.91   $ 10.00   $  9.91   $ 10.00   $  9.78   $  9.78
                   -------   -------   -------   -------   -------   -------
 Investment in-
  come--net......      .44       .25       .41       .22       .30       .34
 Realized and
  unrealized gain
  (loss) on
  investments--
  net............      .14      (.09)      .14      (.09)      .27       .27
                   -------   -------   -------   -------   -------   -------
Total from in-
 vestment opera-
 tions...........      .58       .16       .55       .13       .57       .61
                   -------   -------   -------   -------   -------   -------
Less dividends
 from investment
 income--net.....     (.44)     (.25)     (.41)     (.22)     (.30)     (.34)
                   -------   -------   -------   -------   -------   -------
Net asset value,
 end of period...  $ 10.05   $  9.91   $ 10.05   $  9.91   $ 10.05   $ 10.05
                   =======   =======   =======   =======   =======   =======
TOTAL INVESTMENT
 RETURN:**
Based on net as-
 set value per
 share...........    6.03%     1.61%     5.66%    1.37%#    5.97%#    6.37%#
                   =======   =======   =======   =======   =======   =======
RATIOS TO AVERAGE
 NET ASSETS:
Expenses,
 excluding
 account
 maintenance and
 distribution
 fees and net of
 reimbursement...     .33%     .03%*      .34%     .03%*     .48%*     .38%*
                   =======   =======   =======   =======   =======   =======
Expenses, net of
 reimbursement...     .33%     .03%*      .69%     .38%*     .63%*     .48%*
                   =======   =======   =======   =======   =======   =======
Expenses.........    1.30%    1.24%*     1.65%    1.60%*    1.63%*    1.48%*
                   =======   =======   =======   =======   =======   =======
Investment in-
 come--net.......    4.49%    3.68%*     4.11%    3.31%*    4.21%*    4.47%*
                   =======   =======   =======   =======   =======   =======
SUPPLEMENTAL DA-
 TA:
Net assets, end
 of period (in
 thousands)......  $ 4,811   $ 5,290   $ 8,822   $ 9,743   $    38   $ 2,306
                   =======   =======   =======   =======   =======   =======
Portfolio turn-
 over............  139.16%   152.73%   139.16%   152.73%   139.16%   139.16%
                   =======   =======   =======   =======   =======   =======
                                     PENNSYLVANIA FUND
                   -----------------------------------------------------------
                        CLASS A             CLASS B        CLASS C   CLASS D
                   ------------------- ------------------- --------- ---------
                             FOR THE             FOR THE   FOR THE   FOR THE
                   FOR THE    PERIOD   FOR THE    PERIOD    PERIOD    PERIOD
                     YEAR    NOV. 26,    YEAR    NOV. 26,  OCT. 21,  OCT. 21,
                    ENDED    1993+ TO   ENDED    1993+ TO  1994+ TO  1994+ TO
                   JULY 31,  JULY 31,  JULY 31,  JULY 31,  JULY 31,  JULY 31,
                     1995      1994      1995      1994      1995      1995
                   --------- --------- --------- --------- --------- ---------
INCREASE
 (DECREASE) IN
 NET ASSET VALUE:
PER SHARE OPERAT-
 ING PERFORMANCE:
Net asset value,
 beginning of pe-
 riod............  $  9.95   $ 10.00   $  9.95   $ 10.00   $  9.84   $  9.84
                   --------- --------- --------- --------- --------- ---------
 Investment in-
  come--net......      .42       .23       .39       .21       .29       .33
 Realized and
  unrealized gain
  (loss) on
  investments--
  net............      .15      (.05)      .15      (.05)      .26       .26
                   --------- --------- --------- --------- --------- ---------
Total from in-
 vestment opera-
 tions...........      .57       .18       .54       .16       .55       .59
                   --------- --------- --------- --------- --------- ---------
Less dividends
 from investment
 income--net.....     (.42)     (.23)     (.39)     (.21)     (.29)     (.33)
                   --------- --------- --------- --------- --------- ---------
Net asset value,
 end of period...  $ 10.10   $  9.95   $ 10.10   $  9.95   $ 10.10   $ 10.10
                   ========= ========= ========= ========= ========= =========
TOTAL INVESTMENT
 RETURN:**
Based on net as-
 set value per
 share...........    5.89%    1.85%#     5.51%    1.61%#    5.68%#    6.10%#
                   ========= ========= ========= ========= ========= =========
RATIOS TO AVERAGE
 NET ASSETS:
Expenses,
 excluding
 account
 maintenance and
 distribution
 fees and net of
 reimbursement...     .38%     .02%*      .38%     .03%*     .90%*     .47%*
                   ========= ========= ========= ========= ========= =========
Expenses, net of
 reimbursement...     .38%     .02%*      .73%     .38%*    1.05%*     .57%*
                   ========= ========= ========= ========= ========= =========
Expenses.........    1.90%    1.48%*     2.25%    1.83%*    2.55%*    2.08%*
                   ========= ========= ========= ========= ========= =========
Investment in-
 come--net.......    4.25%    3.46%*     3.87%    3.05%*    3.77%*    4.30%*
                   ========= ========= ========= ========= ========= =========
SUPPLEMENTAL DA-
 TA:
Net assets, end
 of period (in
 thousands)......  $   943   $   990   $ 7,414   $ 9,532   $     1   $   382
                   ========= ========= ========= ========= ========= =========
Portfolio turn-
 over............  141.52%   237.47%   141.52%   237.47%   141.52%   141.52%
                   ========= ========= ========= ========= ========= =========

------
 * Annualized.
** Total investment returns exclude the effects of sales loads.

 + Commencement of operations.
# Aggregate total investment return.

                      INVESTMENT OBJECTIVES AND POLICIES

  The investment objective of each Fund is to provide shareholders with as high a level of income exempt from Federal income taxes, the designated state's personal income taxes and, where applicable, local personal income taxes, as is consistent with prudent investment management. Each Fund seeks to achieve its objective while providing investors with the opportunity to invest in a portfolio of securities consisting primarily of intermediate-term investment grade obligations issued by or on behalf of the designated state or its political subdivisions, agencies or instrumentalities, and obligations of other qualifying issuers, such as issuers located in Puerto Rico, the Virgin Islands and Guam. Such obligations pay interest exempt, in the opinion of bond counsel to the issuer, from Federal income taxes, the designated state's personal income taxes and, in certain instances, local personal income taxes. Obligations that pay interest exempt from Federal income taxes are referred to herein as "Municipal Bonds". Obligations that pay interest exempt from Federal income taxes, the designated state's personal income taxes and, where applicable, local personal income taxes, and obligations that would not subject shareholders to intangible personal property taxes in the designated state are referred to herein as "State Municipal Bonds". Unless otherwise indicated, references to Municipal Bonds shall be deemed to include State Municipal Bonds. Each Fund will maintain at all times, except during temporary defensive periods, at least 65% of its total assets invested in its respective State Municipal Bonds; the New Jersey Fund will maintain at least 80% of its total assets invested in New Jersey State Municipal Bonds. The investment objective of each Fund as set forth in this paragraph is a fundamental policy of that Fund and may not be changed without shareholder approval. At times, a Fund may seek to hedge its portfolio through the use of futures transactions to reduce volatility in the net asset value of Fund shares.

  Each Fund will invest primarily in Municipal Bonds with remaining maturities of between one and ten years, and may not invest in Municipal Bonds with remaining maturities of greater than ten years. For cash management and temporary defensive purposes, each Fund may invest in Municipal Bonds with remaining maturities of less than one year. It is anticipated that, depending on market conditions, the dollar weighted average maturity of each Fund's portfolio will not exceed five years. For purposes of these investment policies, a bond will be treated as having a maturity earlier than its stated maturity date if such bond has technical features which, in the judgment of the Manager will result in the bond being valued in the market as though it has such earlier maturity. Interest rates on shorter-term Municipal Bonds may fluctuate more widely from time to time than interest rates on longer-term Municipal Bonds. However, because of their limited maturities, the market value of the Municipal Bonds held by each Fund can be expected to fluctuate less as a result of changes in interest rates.

  Municipal Bonds may include several types of bonds. The interest on Municipal Bonds may bear a fixed rate or be payable at a variable or floating rate. The Funds also may invest in variable rate demand obligations ("VRDOs") and participations therein, described below, and short-term tax-exempt municipal obligations such as tax anticipation notes. The Municipal Bonds purchased by the Funds primarily will be what are commonly referred to as "investment grade" securities, which are obligations rated at the time of purchase within the four highest quality ratings as determined by either Moody's Investors Service, Inc. ("Moody's") (currently Aaa, Aa, A and Baa), Standard & Poor's Ratings Group ("Standard & Poor's") (currently AAA, AA, A and BBB) or Fitch Investors Service, Inc. ("Fitch") (currently AAA, AA, A and
BBB). If Municipal Bonds are unrated, such securities will possess creditworthiness comparable, in the opinion of the Manager, to investment grade obligations. Municipal Bonds rated in the fourth highest rating category, while considered investment grade, have certain speculative characteristics and are more likely to be downgraded to non-investment grade than obligations rated in one of the top three rating categories.

See Appendix I--"Ratings of Municipal Bonds"--in the Statement of Additional Information for more information regarding ratings of debt securities. An issue of rated Municipal Bonds may cease to be rated or its rating may be reduced below investment grade subsequent to its purchase by a Fund. If an obligation is downgraded below investment grade, the Manager will consider factors such as price, credit risk, market conditions, financial condition of the issuer, interest rates and any state or local tax limitations to determine whether to continue to hold the obligation in a Fund's portfolio.

  Each Fund may invest up to 20% of its total assets in Municipal Bonds that are rated below Baa by Moody's or below BBB by Standard & Poor's or Fitch. Such securities, sometimes referred to as "high yield" or "junk" bonds, are predominantly speculative with respect to the capacity to pay interest and repay principal in accordance with the terms of the security and generally involve a greater volatility of price than securities in higher rating categories. The market prices of high-yielding, lower-rated securities may fluctuate more than higher-rated securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates. In purchasing such securities, a Fund will rely on the Manager's judgment, analysis and experience in evaluating the creditworthiness of the issuer of such securities. The Manager will take into consideration, among other things, the issuer's financial resources, its sensitivity to economic conditions and trends, its operating history, the quality of its management and regulatory matters. See "Investment Objectives and Policies" in the Statement of Additional Information for a more detailed discussion of the pertinent risk factors involved in investing in "high yield" or "junk" bonds and Appendix I--"Ratings of Municipal Bonds"--in the Statement of Additional Information for additional information regarding ratings of debt securities. None of the Funds intends to purchase debt securities that are in default or which the Manager believes will be in default.

  Certain Municipal Bonds may be entitled to the benefits of letters of credit or similar credit enhancements issued by financial institutions. In such instances, the Trustees and the Manager will take into account in assessing the quality of such bonds not only the creditworthiness of the issuer of such bonds but also the creditworthiness of the financial institution.

  Each Fund's investments also may include VRDOs and VRDOs in the form of participation interests ("Participating VRDOs") in variable rate tax-exempt obligations held by a financial institution. The VRDOs in which the Funds will invest are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand on the part of the holder thereof to receive payment of the unpaid principal balance plus accrued interest on a short notice period not to exceed seven days. Participating VRDOs provide the Funds with a specified undivided interest (up to 100%) of the underlying obligation and the right to demand payment of the unpaid principal balance plus accrued interest on the Participating VRDOs from the financial institution on a specified number of days' notice, not to exceed seven days. There is, however, the possibility that because of a default or insolvency, the demand feature of VRDOs or Participating VRDOs may not be honored. The Trust has been advised by its counsel that the Funds should be entitled to treat the income received on Participating VRDOs as interest from tax-exempt obligations.

  VRDOs that contain an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest on a notice period exceeding seven days may be deemed illiquid securities. A VRDO with a demand notice period exceeding seven days therefore will be subject to each Fund's restriction on illiquid investments unless, in the judgment of the Trustees, such VRDO is liquid. The Trustees may adopt guidelines and delegate to the Manager the daily function of determining and monitoring liquidity of such VRDOs. The Trustees, however, will retain sufficient oversight and be ultimately responsible for such determinations.

  The Funds ordinarily do not intend to realize investment income not exempt from Federal income taxes, state personal income taxes and, where applicable, local personal income taxes, or to hold investments that would subject shareholders to intangible personal property taxes in the designated state. However, to the extent that suitable Municipal Bonds of a designated state are not available for investment by the Fund in that state, the Fund may purchase Municipal Bonds issued by other states or their agencies or instrumentalities, the interest on which is exempt, in the opinion of bond counsel to the issuer, from Federal, but not state, taxation. The Funds also may invest in securities not issued by or on behalf of a state or territory or by an agency or instrumentality thereof, if the Manager nevertheless believes such securities to be exempt from Federal income taxation ("Non-Municipal Tax-Exempt Securities"). Non-Municipal Tax-Exempt Securities may include securities issued by other investment companies that invest in municipal bonds, to the extent such investments are permitted by the 1940 Act. Other Non-Municipal Tax-Exempt Securities could include trust certificates or other derivative instruments evidencing interests in one or more intermediate-term municipal securities.

  Under normal circumstances, except when acceptable securities are unavailable as determined by the Manager, each Fund will invest at least 65% of its total assets in State Municipal Bonds; except that under normal circumstances the New Jersey Fund will invest at least 80% of its total assets in New Jersey State Municipal Bonds. For temporary defensive purposes or to provide liquidity, each Fund has the authority to invest in taxable or tax-exempt money market obligations with maturities of one year or less (such short-term obligations being referred to herein as "Temporary Investments"), except that taxable Temporary Investments shall not exceed 20% of a Fund's net assets. The Temporary Investments, VRDOs and Participating VRDOs in which the Funds may invest also will be in the following rating categories at the time of purchase:
MIG-1/VMIG-1 through MIG-4/VMIG-4 for notes and VRDOs and Prime-1 through Prime-3 for commercial paper (as determined by Moody's), SP-1+ through SP-2 for notes and A-1+ through A-3 for VRDOs and commercial paper (as determined by Standard & Poor's), or F-1+ through F-3 for notes, VRDOs and commercial paper (as determined by Fitch) or, if unrated, of comparable quality in the opinion of the Manager. Each Fund at all times will have at least 80% of its net assets invested in securities the interest on which is exempt from Federal taxation. However, interest received on certain otherwise tax-exempt securities which are classified as "private activity bonds" (in general, bonds that benefit non-governmental entities), may be subject to a Federal alternative minimum tax. The percentage of each Fund's net assets invested in "private activity bonds" will vary during the year. See "Distributions and Taxes". In addition, each Fund reserves the right to invest temporarily a greater portion of its assets in Temporary Investments for defensive purposes when, in the judgment of the Manager, market conditions warrant. The investment objective of each Fund is a fundamental policy of that Fund which may not be changed without a vote of a majority of the outstanding shares of the Fund, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). Each Fund's hedging strategies, which are described in more detail under "Financial Futures Contracts and Options Thereon", are not fundamental policies and may be modified by the Trustees of the Trust without the approval of the Fund's shareholders.

POTENTIAL BENEFITS

  Investment in shares of a Fund offers several benefits. Each Fund offers investors the opportunity to receive income exempt from Federal income taxes, the designated state's personal income taxes and, where applicable, local personal income taxes, by investing in a professionally managed portfolio consisting primarily of intermediate-term State Municipal Bonds. Shares of certain Funds also may be exempt from intangible personal property taxes in the designated state. Each Fund also provides liquidity because of its redemption features and relieves the investor of the burdensome administrative details involved in managing a portfolio of tax-exempt securities. The benefits of investing in each Fund are at least partially offset by the expenses involved in operating an investment company. Such expenses primarily consist of the management fee and operational costs, and in the case of Class B, Class C and Class D shares of a Fund, the account maintenance costs for that Fund relating to that class of shares and in the case of Class B and Class C shares, the distribution costs of that Fund relating to that class of shares.

RISK FACTORS AND SPECIAL CONSIDERATIONS

  The risks and special considerations involved in investments in Municipal Bonds vary with the types of instruments being acquired. Investments in Non-Municipal Tax-Exempt Securities, as defined herein, may present similar risks, depending on the particular product. See "Description of Municipal Bonds". Certain instruments in which the Funds may invest may be characterized as derivative instruments. See "Indexed and Inverse Floating Obligations", "Synthetic Short-Term Municipal Bonds" and "Financial Futures Contracts and Options Thereon".

  Moreover, each Fund ordinarily will invest at least 65% (80% in the case of the New Jersey Fund) of its total assets in its respective State Municipal Bonds and, therefore, it is more susceptible to factors adversely affecting issuers of Municipal Bonds in such state than is a tax-exempt mutual fund that is not concentrated in issuers of State Municipal Bonds to this degree. Because each Fund's portfolio will be comprised primarily of intermediate-term, investment grade securities, each Fund is expected to be less subject to market and credit risks than a fund that invests in longer-term or lower quality State Municipal Bonds. Set forth below are special considerations and risk factors specific to each Fund. The Manager does not believe that the current economic conditions described below for each state will have a significant adverse effect on the related Fund's ability to invest in investment grade State Municipal Bonds.

  The Arizona Fund. Over the past several decades, the State's economy has grown faster than most other regions of the country, as measured by nearly every major indicator of economic growth, including population, employment, and aggregate personal income. Although the rate of growth in these and other areas slowed considerably during the late 1980s and early 1990s, the State's efforts to diversify its economy have enabled it to realize, and then sustain, moderate growth in more recent years. In 1994, however, several agricultural irrigation districts were unable to service their bonded debt and filed for bankruptcy, and the Arizona Supreme Court ruled that the State's current system for financing public education was unconstitutional, requiring the legislature to modify the current public school financing system. See Appendix A, "Economic and Financial Conditions in Arizona", in the Statement of Additional Information.

  The California Fund. Since the start of the 1990-91 fiscal year, the State of California has faced the worst economic, fiscal and budget conditions since the 1930's. On July 5, 1994, all three of the rating agencies rating the State of California's long-term debt lowered their ratings of the State of California's general obligation bonds. Moody's lowered its rating from "Aa" to "A1". Standard & Poor's lowered its rating from "A+" to "A" and termed its outlook as "stable", and Fitch lowered its rating from "AA" to "A". No assurance can be given that such ratings will not be lowered in the future. Although a steady upturn has been underway since 1994, pre-recession job levels are not expected to be reached until later in the decade. See Appendix B, "Economic and Financial Conditions in California", in the Statement of Additional Information.

  The Florida Fund. Many different social, environmental and economic factors may affect the financial condition of Florida and its political subdivisions. From time to time Florida and its political subdivisions have encountered financial difficulties. Florida is highly dependent upon sales and use taxes which account for approximately 67% of its General Fund revenues. The structure of personal income in Florida is also different from the rest of the nation in that it has a proportionally greater retirement age population which is dependent upon transfer payments (social security, pension benefits, etc.). Such transfer payments can be affected by Federal legislation. Florida's economic growth is also highly dependent upon other factors such as changes in population growth, tourism, interest rates and hurricane activity. Finally, two recent amendments to the Florida Constitution may limit the State's ability to raise revenues. In combination, the two amendments may have an adverse effect on the finances of Florida and its political subdivisions. As of the date of this Prospectus, no state personal income tax is imposed in Florida; however, the Florida Fund seeks to provide its shareholders both with income exempt from Federal income taxes and with shares exempt from Florida intangible personal property taxes. See "Distributions and Taxes--State" herein and Appendix C, "Economic and Financial Conditions in Florida", in the Statement of Additional Information for important information regarding the State of Florida.

  The Massachusetts Fund. The Commonwealth of Massachusetts is experiencing a moderate economic recovery. The budgeted operating funds of the Commonwealth ended fiscal 1993 and fiscal 1994 with a surplus of revenues and other sources over expenditures and other uses, and with aggregate ending fund balances in 1993 of approximately $562.5 million and in 1994 of approximately $589.3 million. As of the date of this Prospectus and according to the Executive Office for Administration and Finance, fiscal 1995 is expected to end with positive budgetary fund balances totaling approximately $629.3 million. Currently, Massachusetts' general obligation bonds are rated by Standard & Poor's, Fitch and Moody's as A+, A+ and A1, respectively. Ratings have been lowered on short-term debt and some state agency obligations. From time to time, the rating agencies may further change their ratings in response to budgetary matters or other economic indicators. See Appendix D, "Economic and Financial Conditions in Massachusetts", in the Statement of Additional Information.

  The Michigan Fund. In recent years, the State of Michigan has reported its financial results in accordance with generally accepted accounting principles. For the fiscal years ended September 30, 1990 and 1991, the State reported negative year-end General Fund balances of $310.3 million and $169.4 million, respectively, but ended the 1992 fiscal year with its General Fund in balance. The State reported a balance in the General Fund as of September 30, 1993 of $26.0 million after a transfer of $283 million to the Budget Stabilization Fund described below. In each of the three fiscal years ending with the fiscal year ended September 30, 1993, the State undertook mid-year actions to address projected year-end budget deficits. In the 1991 through 1993 fiscal years, the State experienced cash shortfalls which necessitated short-term borrowings and the deferral of certain scheduled cash payments to local units of government. The State borrowed $700 million for cash flow purposes in the 1992 fiscal year and $900 million in the 1993 fiscal year. The State has a Budget Stabilization Fund which had an accrued balance of $20.1 million as of September 30, 1992, and, after a transfer of $283 million on an accrual basis upon completion of the State's financial reports, an ending balance of $303 million as of September 30, 1993. Currently, Moody's rates the State's general obligation bonds A1. Standard & Poor's rating on the State's general obligation bonds is AA. The State's economy could continue to be affected by changes in the auto industry, notably consolidations and plant closings resulting from competitive pressures and overcapacity. See Appendix E, "Economic and Financial Conditions in Michigan", in the Statement of Additional Information.

  The New Jersey Fund. The State of New Jersey and certain of its public authorities have undergone recent financial difficulties. Although there is evidence that the State's economy is improving, a return to the economic boom of the 1980's is unlikely and growth is likely to be slower than in the rest of the nation. New Jersey is reliant on Federal assistance and ranks high among the states in the amount of Federal aid received. Currently, the State's general obligation bonds are rated AA+ by Standard & Poor's, Aa1 by Moody's and AA+ by Fitch. See Appendix F, "Economic and Financial Conditions in New Jersey", in the Statement of Additional Information.

  The New York Fund. In recent years, New York State, New York City and other New York public bodies have encountered financial difficulties, and New York City is currently encountering financial difficulties which could have an adverse effect with respect to the performance of the Fund. Currently, Moody's, Standard & Poor's and Fitch rate New York City's general obligation bonds Baa1, BBB+ and A-, respectively, and Moody's, Standard & Poor's and Fitch rate New York State's general obligation bonds A, A- and A+, respectively. See Appendix G, "Economic and Financial Conditions in New York", in the Statement of Additional Information.

  The Pennsylvania Fund. From time to time Pennsylvania and certain of its political subdivisions have encountered financial difficulties which have adversely affected their respective credit standings. For example, the financial condition of the City of Philadelphia had impaired its ability to borrow and resulted in its obligations generally being downgraded by the major rating services to below investment grade. Other factors which may negatively affect economic conditions in Pennsylvania include adverse changes in employment rates, Federal revenue sharing or laws with respect to tax-exempt financing. Currently, Pennsylvania's general obligation bonds are rated AA- by Standard & Poor's and Fitch and A1 by Moody's. See Appendix H, "Economic and Financial Conditions in Pennsylvania", in the Statement of Additional Information.

DESCRIPTION OF MUNICIPAL BONDS

  Municipal Bonds include debt obligations issued by or on behalf of a state or its agencies, instrumentalities, municipalities or political subdivisions to obtain funds for various public purposes, including construction and equipping of a wide range of public facilities (including water, sewer, gas, electricity, solid waste disposal, health care, transportation, education and housing facilities), refunding of outstanding obligations and obtaining of funds for general operating expenses and loans to other public institutions and facilities. In addition, certain types of industrial development bonds or private activity bonds are issued by or on behalf of public authorities to finance or refinance various privately operated facilities, including certain facilities for the local furnishing of electric energy or gas, sewage facilities, solid waste disposal facilities and other specialized facilities. For purposes of this Prospectus, such obligations are referred to as Municipal Bonds if the interest paid thereon is, in the opinion of bond counsel to the issuer, excluded from gross income for Federal income tax purposes ("exempt from Federal income tax"). Such obligations are referred to herein as State Municipal Bonds if such obligations pay interest exempt, in the opinion of bond counsel to the issuer, from Federal income taxes, the designated state's personal income taxes and, where applicable, local personal income taxes, and would not subject shareholders to intangible personal property taxes in the designated state. Such bonds may be "private activity bonds" as discussed below.

  The two principal classifications of Municipal Bonds are "general obligation" bonds and "revenue" bonds, which latter category includes industrial development bonds ("IDBs") and, for bonds issued after August 15, 1986, private activity bonds. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the repayment of principal and the payment of interest. The taxing power of any governmental entity may be limited, however, by provisions of state constitutions or laws. An entity's creditworthiness and its capacity to make timely payment of interest and repayment of principal on a general obligation bond when due will depend on many factors, including potential erosion of the tax base due to population declines, natural disasters, declines in the state's industrial base or inability to attract new industries, economic limits on the ability to tax without eroding the tax base, state legislative proposals or voter initiatives to limit ad valorem real property taxes and the extent to which the entity relies on Federal or state aid, access to capital markets or other factors beyond the state or entity's control.

  Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as payments from the user of the facility being financed; accordingly, the timely payment of interest and the repayment of principal in accordance with the terms of the revenue or special obligation bond is a function of the economic viability of such facility or such revenue source. A Fund will not invest in revenue bonds where the entity supplying the revenues from which the issuer is paid, including predecessors, has a record of less than three years of continuous business operations if such investments, together with investments in other unseasoned issuers, would exceed 5% of its total assets (taken at market value at the time of each investment). Investments involving entities with less than three years of continuous business operations may pose somewhat greater risks due to the lack of a substantial operating history for such entities. The Manager believes, however, that such investments will not adversely affect the Funds, particularly given each Fund's limitations on such investments.

  The Funds may purchase IDBs or private activity bonds. IDBs or private activity bonds are tax-exempt securities issued by states, municipalities or public authorities to provide funds, usually through a loan or lease arrangement, to a private entity for the purpose of financing construction or improvement of a facility to be used by the entity. Such bonds are secured primarily by revenues derived from loan repayments or lease payments due from the entity which may or may not be guaranteed by a parent company or otherwise secured. Normally, IDBs and private activity bonds are not secured by a pledge of the taxing power of the issuer of such bonds. Therefore, an investor should be aware that repayment of such bonds depends on the revenues of a private entity and should be aware of the risks that such an investment may entail. Continued ability of an entity to generate sufficient revenues for the repayment of principal and the payment of interest on such bonds will be affected by many factors including the size of the entity, its capital structure, demand for its products or services, competition, general economic conditions, governmental regulation and the entity's dependence on revenues for the operation of the particular facility being financed. Each Fund also may invest in so-called "moral obligation" bonds, which are normally issued by special purpose authorities. If an issuer of moral obligation bonds is unable to meet its obligations, repayment of such bonds becomes a moral commitment, but not a legal obligation, of the state or municipality in question. Each Fund may purchase obligations of state and local housing authorities the proceeds of which are used to purchase single-family mortgage loans or to finance the construction of multi-family housing projects. Economic developments, including fluctuations in interest rates, increasing construction and operating costs, and reductions in Federal housing subsidy programs may adversely affect the revenues of housing authorities. Furthermore, adverse economic conditions may result in an increasing rate of default of mortgagors on the underlying mortgage loans. Single-family mortgage revenue bonds also are subject to extraordinary mandatory redemption at par at any time, in whole or in part, from the proceeds derived from prepayments of underlying mortgage loans and from the unused proceeds of the issue within a stated period which may be within one year of the date of issue.

  Municipal Lease Obligations. Also included within the general category of Municipal Bonds are participation certificates issued by government authorities or entities to finance the acquisition or construction of equipment, land and/or facilities. The certificates represent participations in a lease, an installment purchase contract or a conditional sales contract (hereinafter collectively called "lease obligations") relating to such equipment, land or facilities. Although lease obligations do not constitute general obligations of the issuer for which the issuer's unlimited taxing power is pledged, a lease obligation frequently is backed by the issuer's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the issuer has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of repossession might prove difficult. These securities represent a type of financing that has not yet developed the depth of marketability associated with more conventional securities. Certain investments in lease obligations may be illiquid. A Fund may not invest in illiquid lease obligations if such investments, together with other illiquid investments, would exceed 15% of the Fund's total assets. A Fund, however, may invest without regard to such limitation in lease obligations which the Manager, pursuant to guidelines which have been adopted by the Board of Trustees and subject to the supervision of the Board, determines to be liquid. The Manager will deem lease obligations liquid if they are publicly offered and have received an investment grade rating of Baa or better by Moody's, or BBB or better by Standard & Poor's or Fitch. Unrated lease obligations, or those rated below investment grade, will be considered liquid if the obligations come to the market through an underwritten public offering and at least two dealers are willing to give competitive bids. In reference to obligations rated below investment grade, the Manager, among other things, also must review the creditworthiness of the municipality obligated to make payment under the lease obligation and make certain specified determinations based on such factors as the existence of a rating or credit enhancement such as insurance, the frequency of trades or quotes for the obligation and the willingness of dealers to make a market in the obligation.

  Federal tax legislation has limited the types and volume of bonds the interest on which qualifies for a Federal income tax exemption. As a result, this legislation and legislation which may be enacted in the future may affect the availability of Municipal Bonds for investment by the Funds.

WHEN-ISSUED SECURITIES AND DELAYED DELIVERY TRANSACTIONS

  The Funds may purchase or sell Municipal Bonds on a delayed delivery basis or on a when-issued basis at fixed purchase terms. These transactions arise when securities are purchased or sold by a Fund with payment and delivery taking place in the future. The purchase will be recorded on the date a Fund enters into the commitment and the value of the obligation thereafter will be reflected in the calculation of the Fund's net asset value. The value of the obligation on the delivery date may be more or less than its purchase price. A separate account of each Fund will be established with its respective custodian consisting of cash, cash equivalents or high grade, liquid municipal securities having a market value at all times at least equal to the amount of the forward commitment.

INDEXED AND INVERSE FLOATING OBLIGATIONS

  The Funds may invest in Municipal Bonds the return on which is based on a particular index of value or interest rates. For example, a Fund may invest in Municipal Bonds that pay interest based on an index of Municipal Bond interest rates or based on the value of gold or some other product. The principal amount payable upon maturity of certain Municipal Bonds also may be based on the value of an index. To the extent a Fund invests in these types of Municipal Bonds, the Fund's return on such Municipal Bonds will be subject to risk with respect to the value of the particular index. Interest and principal payable on the Municipal Bonds may also be based on relative changes among particular indices. Also, a Fund may invest in so-called "inverse floating obligations" or "residual interest bonds" on which the interest rates typically vary inversely with a short-term floating rate (which may be reset periodically by a dutch auction, a remarketing agent, or by reference to a short-term tax-exempt interest rate index). The Funds may purchase original issue inverse floating rate bonds in both the primary and secondary markets and also may purchase in the secondary market synthetically-created inverse floating rate bonds evidenced by custodial or trust receipts. Generally, interest rates on inverse floating rate bonds will decrease when short-term rates increase, and will increase when short-term rates decrease. Such securities have the effect of providing a degree of investment leverage, since they may increase or decrease in value in response to changes, as an illustration, in market interest rates at a rate which is a multiple (typically two) of the rate at which fixed-rate, long-term, tax-exempt securities increase or decrease in response to such changes. As a result, the market values of such securities generally will be more volatile than the market values of fixed-rate, tax-exempt securities. To seek to limit the volatility of these securities, a Fund may purchase inverse floating obligations with shorter term maturities or which contain limitations on the extent to which the interest rate may vary. The Manager believes that indexed and inverse floating obligations represent a flexible portfolio management instrument for a Fund which allows the Manager to vary the degree of investment leverage relatively efficiently under different market conditions. Certain investments in such obligations may be illiquid. A Fund may not invest in such illiquid obligations if such investments, together with other illiquid investments, would exceed 15% of that Fund's total assets.

SYNTHETIC SHORT-TERM MUNICIPAL BONDS

  Each Fund may invest in a variety of synthetic short-term municipal bonds ("Synthetic Bonds"). Synthetic Bonds are typically structured by a bank, broker-dealer or other financial institution, and generally consist of a trust or partnership through which the Fund holds an interest in one or more long-term municipal bonds which are assets of the applicable entity ("Underlying Bonds") coupled with a conditional right to sell ("put") the Fund's interest in the Underlying Bonds at par plus accrued interest to a financial institution (a "Liquidity Provider"). Typically, a Synthetic Bond is structured as a trust or partnership which provides for pass-through tax-exempt income. There are currently three principal types of Synthetic Bond structures: (1) "Tender Option Bonds", which are instruments that grant the holder thereof the right to put an Underlying Bond at par plus accrued interest at specified intervals to a Liquidity Provider; (2) "Swap Products", in which the trust or partnership swaps the payments due on an Underlying Bond with a swap counterparty who agrees to pay a floating municipal money market interest rate; and (3) "Partnerships", which allocate to the partners income, expenses, capital gains and losses in accordance with a governing partnership agreement. Each of the Funds may also invest in other forms of Synthetic Bonds.

  Investments in Synthetic Bonds raise certain tax, legal, regulatory and accounting issues which may not be presented by investments in other Municipal Bonds. There is some risk that certain issues could be resolved in a manner which could adversely impact the performance of the Funds. For example, the tax-exempt treatment of the interest paid to holders of Synthetic Bonds is premised on the legal conclusion that the holders of such Synthetic Bonds have an ownership interest in the Underlying Bonds. While the Fund receives an opinion of legal counsel to the effect that the income from each Synthetic Bond is tax-exempt to the same extent as the Underlying Bond, the Internal Revenue Service (the "IRS") has not issued a ruling on this subject. Were the IRS to issue an adverse ruling, there is a risk that the interest paid on such Synthetic Bonds would be deemed taxable. A Synthetic Bond with a put notice period exceeding seven days will be subject to each Fund's restriction on illiquid investments unless, in the judgment of the Trustees, such Synthetic Bond is liquid.

CALL RIGHTS

  Each Fund may purchase, either directly from the issuer or from a third party, a Municipal Bond issuer's contractual right to call all or a portion of such Municipal Bond for mandatory tender for purchase (a "Call

Right"). A Fund purchasing a Call Right may or may not own the related Municipal Bond. A holder of a Call Right may exercise such right to require a mandatory tender for the purchase of related Municipal Bonds, subject to certain conditions. A Call Right that is not exercised prior to the maturity of the related Municipal Bond will expire without value. The economic effect of holding both the Call Right and the related Municipal Bond is identical to that of holding a Municipal Bond as a non-callable security. Certain investments in such obligations may be illiquid. A Fund may not invest in such illiquid obligations if such investments, together with other illiquid investments, would exceed 15% of that Fund's total assets.

FINANCIAL FUTURES CONTRACTS AND OPTIONS THEREON

  Each Fund is authorized to purchase and sell certain exchange-traded financial futures contracts ("financial futures contracts") and options thereon. The purchase or sale of an option on a financial futures contract is analogous to the purchase or sale of an option on an individual security. Financial futures contracts and options thereon are used solely for the purposes of hedging a Fund's investments in Municipal Bonds against declines in value and hedging against increases in the cost of securities it intends to purchase. However, a Fund's transactions involving financial futures contracts or options thereon (which options may include both puts and calls) will be in accordance with its investment policies and limitations. A financial futures contract obligates the seller of a contract to deliver and the purchaser of a contract to take delivery of the type of financial instrument covered by the contract, or in the case of index-based financial futures contracts, to make and accept a cash settlement at a specific future time for a specified price. A sale of financial futures contracts or options thereon may provide a hedge against a decline in the value of portfolio securities because such depreciation may be offset, in whole or in part, by an increase in the value of the position in the financial futures contracts. A purchase of financial futures contracts or options thereon may provide a hedge against an increase in the cost of securities intended to be purchased, because such appreciation may be offset, in whole or in part, by an increase in the value of the position in the financial futures contracts or options thereon. Distributions, if any, of net long-term capital gains from certain transactions in futures or options are taxable at long-term capital gains rates for Federal income tax purposes, regardless of the length of time the shareholder has owned Fund shares. See "Distributions and Taxes--Taxes".

  Each Fund may deal in financial futures contracts traded on the Chicago Board of Trade based on The Bond Buyer Municipal Bond Index, a price-weighted measure of the market value of 40 large, recently issued tax-exempt bonds. There can be no assurance, however, that a liquid secondary market will exist to terminate any particular financial futures contract or option thereon at any specific time. If it is not possible to close a financial futures position or the related option entered into by a Fund, the Fund would continue to be required to make daily cash payments of variation margin in the event of adverse price movements. In such a situation, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. The inability to close financial futures contracts or related option positions also could have an adverse impact on a Fund's ability to hedge effectively. There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a financial futures contract or option thereon.

  Each Fund may purchase and sell financial futures contracts on U.S. Government securities and write and purchase put and call options on such financial futures contracts as a hedge against adverse changes in interest rates as described more fully in the Statement of Additional Information. With respect to U.S. Government securities, currently there are financial futures contracts based on long-term U.S. Treasury bonds, U.S. Treasury notes, Government National Mortgage Association ("GNMA") Certificates and three-month U.S. Treasury bills.

  Subject to policies adopted by the Trustees, the Funds also may enter into other financial futures transactions, such as financial futures contracts or options on other municipal bond indices which may become available, if the Manager of the Funds and the Trustees of the Trust should determine that there is normally a sufficient correlation between the prices of such financial futures contracts or options thereon and the Municipal Bonds in which a Fund invests to make such hedging appropriate.

  Utilization of financial futures contracts and options thereon involves the risk of imperfect correlation in movements in the price of financial futures contracts or options thereon and movements in the price of the security which is the subject of the hedge. If the price of the financial futures contract or option thereon moves more or less than the price of the security that is the subject of the hedge, a Fund will experience a gain or loss which will not be completely offset by movements in the price of such security. There is a risk of imperfect correlation where the securities underlying financial futures contracts or options thereon have different maturities, ratings or geographic mixes than the security being hedged. In addition, the correlation may be affected by additions to or deletions from the index which serves as a basis for a financial futures contract or option thereon. Finally, in the case of financial futures contracts on U.S. Government securities and options on such financial futures contracts, the anticipated correlation of price movements between the U.S. Government securities underlying the financial futures or options, and Municipal Bonds may be adversely affected by economic, political, legislative or other developments which have a disparate impact on the respective markets for such securities.

  Under regulations of the Commodity Futures Trading Commission, the futures trading activities described herein will not result in a Fund being deemed to be a "commodity pool", as defined under such regulations, provided that the Fund adheres to certain restrictions. In particular, a Fund may purchase and sell financial futures contracts and options thereon (i) for bona fide hedging purposes, and (ii) for non-hedging purposes, if the aggregate initial margin and premiums required to establish positions in such contracts and options does not exceed 5% of the liquidation value of the Fund's portfolio assets after taking into account unrealized profits and unrealized losses on any such contracts and options. As stated above, each Fund intends to engage in options and futures transactions only for hedging purposes. Margin deposits may consist of cash or securities acceptable to the broker and the relevant contract market.

  When a Fund purchases a financial futures contract, or writes a put option or purchases a call option thereon, it will maintain an amount of cash, cash equivalents (e.g., high grade commercial paper and daily tender adjustable notes) or short-term, high-grade, fixed-income securities in a segregated account with the Fund's custodian, so that the amount so segregated plus the amount of initial and variation margin held in the account of its broker equals the market value of the financial futures contract or option thereon, thereby ensuring that the use of such financial futures contract or option is unleveraged. It is not anticipated that transactions in financial futures contracts or options thereon will have the effect of increasing portfolio turnover.

  Although certain risks are involved in options and futures transactions, the Manager believes that, because the Funds will engage in financial futures transactions only for hedging purposes, the futures portfolio strategies of the Funds will not subject the Funds to certain risks frequently associated with speculation in futures transactions. The Funds must meet certain Federal income tax requirements under the Internal Revenue Code of 1986, as amended (the "Code"), in order to qualify for the special tax treatment afforded regulated investment companies, including a requirement that less than 30% of its gross income be derived from the sale or other disposition of securities held for less than three months. Additionally, each Fund is required to meet certain diversification requirements under the Code.

  The liquidity of a secondary market in a financial futures contract or related option may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a financial futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. Prices in the past have reached or exceeded the daily limit on a number of consecutive trading days.

  The successful use of financial futures contracts and options thereon also depends on the ability of the Manager to forecast correctly the direction and extent of interest rate movements within a given time frame. To the extent these rates remain stable during the period in which a financial futures contract or related option is held by a Fund or move in a direction opposite to that anticipated, the Fund may realize a loss on the hedging transaction which is not fully or partially offset by an increase in the value of portfolio securities. As a result, a Fund's total return for such period may be less than if it had not engaged in the hedging transaction. Furthermore, each Fund only will engage in hedging transactions from time to time and may not necessarily be engaging in hedging transactions when movements in interest rates occur.

  Reference is made to the Statement of Additional Information for further information on financial futures contracts and certain options thereon.

REPURCHASE AGREEMENTS

  As Temporary Investments, the Funds may invest in securities pursuant to repurchase agreements. Repurchase agreements may be entered into only with a member bank of the Federal Reserve System or a primary dealer in U.S. Government securities or an affiliate thereof. Under such agreements, the seller agrees, upon entering into the contract, to repurchase the security from the Fund at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. This results in a fixed rate of return insulated from market fluctuations during such period. A Fund may not invest in repurchase agreements maturing in more than seven days if such investments, together with the Fund's other illiquid investments, would exceed 15% of that Fund's total assets. In the event of a default by the seller under a repurchase agreement, a Fund may suffer time delays and incur costs or possible losses in connection with the disposition of the underlying securities.

  Certain Funds may be subject to state and local restrictions which prohibit certain types of investments and investment strategies, including some of the investments and investment strategies discussed herein.

INVESTMENT RESTRICTIONS

  Each Fund has adopted a number of restrictions and policies relating to the investment of the Fund's assets and its activities, which are fundamental policies of the Fund and may not be changed without the approval of the holders of a majority of the Fund's outstanding voting securities, as defined in the 1940 Act. As a fundamental policy, no Fund may borrow amounts in excess of 20% of its total assets taken at market value (including the amount borrowed), and then only from banks as a temporary measure for extraordinary or emergency purposes, including to meet redemptions or settle securities transactions. In addition, no Fund may invest more than 25% of its total assets (taken at market value at the time of each investment) in securities of issuers in any particular industry (other than U.S. Government securities or Government agency securities, Municipal Bonds and Non-Municipal Tax-Exempt Securities).

  Investment restrictions and policies that are non-fundamental policies may be changed by the Board of Trustees without shareholder approval. As a non-fundamental policy, no Fund may invest in securities which cannot be readily resold because of legal or contractual restrictions or which are not readily marketable, including individually negotiated loans that constitute illiquid investments and illiquid lease obligations, and in repurchase agreements maturing in more than seven days, if, regarding all such securities taken together, more than 15% of its total assets (taken at market value at the time of each investment) would be invested in such securities. In addition, no Fund may invest more than 10% of its total assets (taken at market value at the time of each investment) in revenue bonds where the entity supplying the revenues from which the issue is to be paid, and the guarantor of the obligation, including predecessors, each has a record of less than three years' continuous business operation.

  Each Fund is classified as non-diversified within the meaning of the 1940 Act, which means that the Fund is not limited by the 1940 Act in the proportion of its assets that it may invest in obligations of a single issuer. However, each Fund's investments will be limited so as to qualify as a "regulated investment company" for purposes of the Code. See "Distributions and Taxes-- Taxes". To qualify, among other requirements, the Trust will limit each Fund's investments so that, at the close of each quarter of the taxable year, (i) not more than 25% of the market value of the Fund's total assets will be invested in the securities of a single issuer, and (ii) with respect to 50% of the market value of its total assets, not more than 5% of the market value of its total assets will be invested in the securities of a single issuer and the Fund will not own more than 10% of the outstanding voting securities of a single issuer. For purposes of this restriction, each Fund will regard each state and each political subdivision, agency or instrumentality of such state and each multi-state agency of which such state is a member and each public authority which issues securities on behalf of a private entity, as a separate issuer, except that if the security is backed only by the assets and revenues of a non-government entity then the entity with the ultimate responsibility for the payment of interest and principal may be regarded as the sole issuer. These tax-related limitations may be changed by the Trustees of the Trust to the extent necessary to comply with changes to the Federal tax requirements. A Fund which elects to be classified as "diversified" under the 1940 Act must satisfy the foregoing 5% and 10% requirements with respect to 75% of its total assets. To the extent that a Fund assumes large positions in the obligations of a small number of issuers, that Fund's total return may fluctuate to a greater extent than that of a diversified company as a result of changes in the financial condition or in the market's assessment of the issuers.

  Investors are referred to the Statement of Additional Information for a complete description of each Fund's investment restrictions.

                            MANAGEMENT OF THE TRUST

TRUSTEES

  The Trustees of the Trust consist of six individuals, five of whom are not "interested persons" of the Trust as defined in the 1940 Act. The Trustees are responsible for the overall supervision of the operations of the Trust and the Funds and perform the various duties imposed on the directors or trustees of investment companies by the 1940 Act.

  The Trustees are:

  Arthur Zeikel*--President of the Manager and of MLAM; President and Director of Princeton Services, Inc.; Executive Vice President of ML & Co.; Executive Vice President of Merrill Lynch; Director of the Distributor.

  James H. Bodurtha--Chairman and Chief Executive Officer, China Enterprise Management Corporation.

  Herbert I. London--John M. Olin Professor of Humanities, New York University.

  Robert R. Martin--Director, WTC Industries, Inc.

  Joseph L. May--Attorney in private practice.

  Andre F. Perold--Professor, Harvard Business School.
--------

* Interested person, as defined in the 1940 Act, of the Trust.

MANAGEMENT AND ADVISORY ARRANGEMENTS

  The Manager, which is an affiliate of MLAM and is owned and controlled by ML&Co., a financial services holding company and the parent of Merrill Lynch, acts as the manager for the Trust and provides each Fund with management services. The Manager or MLAM acts as the investment adviser for over 125 other registered investment companies. MLAM also offers portfolio management and portfolio analysis services to individuals and institutions. As of September 30, 1995, the Manager and MLAM had a total of approximately $189.4 billion in investment company and other portfolio assets under management, including accounts of certain affiliates of the Manager.

  Subject to the direction of the Trustees, the Manager is responsible for the actual management of each Fund's portfolio and constantly reviews each Fund's holdings in light of its own research analysis and that from other relevant sources. The responsibility for making decisions to buy, sell or hold a particular security rests with the Manager. The Manager performs certain of the other administrative services and provides all the office space, facilities, equipment and necessary personnel for management of the Funds.

  Joseph Andrews, Peter J. Hayes and Marie Sheehan are the Portfolio Managers for each Fund. Joseph Andrews has been a Portfolio Manager and Vice President of the Manager and of MLAM since 1991. Peter J. Hayes has been a Portfolio Manager and Vice President of the Manager and of MLAM since 1989.

Marie Sheehan has been a Portfolio Manager and Vice President of the Manager and of MLAM since 1991.

  Pursuant to separate management agreements between the Manager and the Trust on behalf of each Fund (each a "Management Agreement"), the Manager is entitled to receive from each Fund a monthly fee based upon the average daily net assets of that Fund at the annual rate of 0.35% of the average daily net assets of that Fund. Information about fees paid by each Fund is contained in the table below.

  Each Management Agreement obligates the related Fund to pay certain expenses incurred in that Fund's operations, including, among other things, the management fee, legal and audit fees, unaffiliated Trustees' fees and expenses, registration fees, custodian and transfer agency fees, accounting and pricing costs, and certain of the costs of printing proxies, shareholder reports, prospectuses and statements of additional information. Accounting services are provided to the Trust by the Manager, and each Fund reimburses the Manager for its proportionate costs in connection with such services. The Manager may waive all or a portion of its management fee for any Fund and may assume voluntarily all or a portion of each Fund's expenses. Information about the amounts reimbursed by each Fund is contained in the table below.

  Set forth in the table below is information for each Fund pertaining to the Fund's investment advisory arrangements for the year ended July 31, 1995 for Class A and Class B shares and for the period October 21, 1994 (commencement of operations) to July 31, 1995 for Class C and Class D shares:

                                                                    RATIO OF TOTAL EXPENSES
                                                                       EXCLUDING ACCOUNT
                                                                        MAINTENANCE AND
                                                                         DISTRIBUTION
                                                                        FEES AND NET OF
                                                                       REIMBURSEMENT, TO
                                                                      AVERAGE NET ASSETS
                                                               ---------------------------------
                                                 REIMBURSEMENT
                                      BASED ON    OF MANAGER
                         MANAGEMENT AVERAGE NET       FOR
                            FEE      ASSETS OF    ACCOUNTING
FUND                         $      APPROX. ($)  SERVICES ($)  CLASS A CLASS B CLASS C* CLASS D*
----                     ---------- ------------ ------------- ------- ------- -------- --------
Arizona Fund............   26,468    7.6 million    36,140      .35%    .37%     .90%     .45%
California Fund.........   52,287   15.2 million    50,033      .40%    .41%     .67%     .56%
Florida Fund............  112,421   32.5 million    32,012      .39%    .40%     .94%     .57%
Massachusetts Fund......   41,496   11.9 million    49,502      .37%    .39%     .52%     .60%
Michigan Fund...........   19,277    5.6 million    19,568      .27%    .30%     .81%     .34%
New Jersey Fund.........   39,629   11.4 million    36,998      .34%    .38%     .40%     .52%
New York Fund...........   52,164   15.0 million     3,623      .33%    .34%     .48%     .38%
Pennsylvania Fund.......   34,403    9.9 million    15,577      .38%    .38%     .90%     .47%

--------

*Annualized.

CODE OF ETHICS

  The Board of Trustees of the Trust has adopted a Code of Ethics under Rule 17j-1 of the Act which incorporates the Code of Ethics of the Manager (together, the "Codes"). The Codes significantly restrict the personal investing activities of all employees of the Manager and, as described below, impose additional, more onerous, restrictions on fund investment personnel.

  The Codes require that all employees of the Manager preclear any personal securities investment (with limited exceptions, such as government securities). The preclearance requirement and associated procedures are designed to identify any substantive prohibition or limitation applicable to the proposed investment. The substantive restrictions applicable to all employees of the Manager include a ban on acquiring any securities in a "hot" initial public offering and a prohibition from profiting on short-term trading in securities. In addition, no employee may purchase or sell any security which at the time is being purchased or sold (as the case may be), or to the knowledge of the employee is being considered for purchase or sale, by any fund advised by the Manager. Furthermore, the Codes provide for trading "blackout periods" which prohibit trading by investment personnel of the Funds within periods of trading by the Funds in the same (or equivalent) security (15 or 30 days depending upon the transaction).

TRANSFER AGENCY SERVICES

  Merrill Lynch Financial Data Services, Inc. (the "Transfer Agent"), which is a wholly-owned subsidiary of ML&Co., acts as the Trust's transfer agent pursuant to a transfer agency, dividend disbursing agency and shareholder servicing agency agreement (the "Transfer Agency Agreement"). Pursuant to the Transfer Agency Agreement, the Transfer Agent is responsible for the issuance, transfer and redemption of shares of each Fund and the opening and maintenance of shareholder accounts. Pursuant to the Transfer Agency Agreement, each Fund pays the Transfer Agent an annual fee of $11.00 per Class A or Class D shareholder account, and $14.00 per Class B or Class C shareholder account, and the Transfer Agent is entitled to reimbursement from the Fund for out-of-pocket expenses incurred by the Transfer Agent on behalf of such Fund under the Transfer Agency Agreement. The table below sets forth information about the fees paid by each Fund for transfer agency services for the year ended July 31, 1995.

                                                AT SEPTEMBER 30, 1995
                                      ------------------------------------------
                                                 NUMBER OF
                                                SHAREHOLDER
                                                 ACCOUNTS
                                      -------------------------------
                            TRANSFER                                   TRANSFER
                           AGENCY FEE                                 AGENCY FEE
FUND                          PAID    CLASS A CLASS B CLASS C CLASS D    DUE
----                       ---------- ------- ------- ------- ------- ----------
Arizona Fund..............  $ 5,476      40     129       3       5     $2,343
California Fund...........  $ 6,249      44     178       6      17     $3,247
Florida Fund..............  $11,779      81     334       3      31     $5,950
Massachusetts Fund........  $ 7,471      35     175       8       9     $3,046
Michigan Fund.............  $ 4,416      44     104       3      10     $2,092
New Jersey Fund...........  $ 6,832      55     161       3      14     $3,055
New York Fund.............  $ 7,492      60     254       6      17     $4,487
Pennsylvania Fund.........  $ 8,531      31     214       4      15     $3,558

                               PURCHASE OF SHARES

  The Distributor, an affiliate of both the Manager and Merrill Lynch, acts as the Distributor of the shares of each Fund. Shares of each Fund are offered continuously for sale by the Distributor and other eligible securities dealers (including Merrill Lynch). Class A, Class B and Class D shares of the Funds may be purchased from securities dealers or by mailing a purchase order directly to the Transfer Agent. Class C shares of the Funds are not available for purchase but will be issued only pursuant to the exchange privilege to holders of Class C shares of other MLAM-advised mutual funds who elect to exchange Class C shares of such other MLAM-advised mutual fund for Class C shares of one of the Funds.
The minimum initial purchase for shares of each Fund is $1,000 and the minimum subsequent purchase is $50.

  Each Fund offers its Class A, Class B, Class C and Class D shares at a public offering price equal to the next determined net asset value per share plus sales charges imposed either at the time of purchase or on a deferred basis depending upon the class of shares selected by the investor under the Merrill Lynch Select Pricing SM System, as described below. The applicable offering price for purchase orders is based upon the net asset value of the respective Fund next determined after receipt of the purchase orders by the Distributor. As to purchase orders received by securities dealers prior to the close of business on the New York Stock Exchange (the "NYSE") (generally, 4:00 p.m., New York time) which includes orders received after the close of business on the previous day, the applicable offering price will be based on the net asset value determined as of 15 minutes after the close of business on the NYSE on that day, provided the Distributor in turn receives the order from the securities dealer prior to 30 minutes after the close of business on the NYSE on that day. If the purchase orders are not received by the Distributor prior to 30 minutes after the close of business on the NYSE, such orders shall be deemed received on the next business day. The Trust or the Distributor may suspend the continuous offering of a Fund's shares of any class at any time in response to conditions in the securities markets or otherwise and may thereafter resume such offering from time to time. Any order may be rejected by the Distributor or the Trust. Neither the Distributor nor the dealers are permitted to withhold placing orders to benefit themselves by a price change. Merrill Lynch may charge its customers a processing fee (presently $4.85) to confirm a sale of shares to such customers. Purchases directly through the Trust's Transfer Agent are not subject to the processing fee.

  Each of the Funds issues four classes of shares under the Merrill Lynch Select Pricing SM System, which permits each investor to choose the method of purchasing shares that the investor believes is most beneficial given the amount of the purchase, the length of time the investor expects to hold the shares and other relevant circumstances. Shares of Class A and Class D are sold to investors choosing the initial sales charge alternatives and shares of Class B are sold to investors choosing the deferred sales charge alternative. Investors should determine whether under their particular circumstances it is more advantageous to incur an initial sales charge or to have the entire initial purchase price invested in the Fund with the investment thereafter being subject to a CDSC, ongoing distribution fees and higher account maintenance fees. A discussion of the factors that investors should consider in determining the method of purchasing shares under the Merrill Lynch Select Pricing SM System is set forth under "Merrill Lynch Select Pricing SM System" on page 7.

  Each Class A, Class B, Class C and Class D share of each of the Funds represents identical interests in the investment portfolio of that Fund and has the same rights, except that Class B, Class C and Class D shares bear the expenses of the ongoing account maintenance fees, and Class B and Class C shares bear the expenses of the ongoing distribution fees and the additional incremental transfer agency costs resulting from the deferred sales charge arrangements. The deferred sales charges and account maintenance fees that are imposed on Class B and Class C shares, as well as the account maintenance fees that are imposed on Class D shares, will be imposed directly against those classes and not against all assets of the Fund and, accordingly, such charges will not affect the net asset value of any other class or have any impact on investors choosing another sales charge option. Dividends paid by the Funds for each class of shares will be calculated in the same manner at the same time and will differ only to the extent that account maintenance and distribution fees and any incremental transfer agency costs relating to a particular class are borne exclusively by that class. Class B, Class C and Class D shares each have exclusive voting rights with respect to the Rule 12b-1 distribution plan adopted with respect to such class pursuant to which account maintenance and/or distribution fees are paid. See "Distribution Plans" below. Each class has different exchange privileges. See "Shareholder Services-- Exchange Privilege".

  Investors should understand that the purpose and function of the initial sales charges with respect to Class A and Class D shares are the same as those of the deferred sales charges with respect to Class B and Class C shares in that the sales charges applicable to each class provide for the financing of the distribution of the shares of the Funds. The distribution-related revenues paid with respect to a class will not be used to finance the distribution expenditures of another class. Sales personnel may receive different compensation for selling different classes of shares. Investors are advised that only Class A and Class D shares may be available for purchase through securities dealers, other than Merrill Lynch, which are eligible to sell shares.

  The following table sets forth a summary of the distribution arrangements for each class of shares under the Merrill Lynch Select Pricing SM System.

                                         ACCOUNT
                                       MAINTENANCE DISTRIBUTION
    CLASS       SALES CHARGE/(1)/          FEE         FEE         CONVERSION FEATURE
---------------------------------------------------------------------------------------
      A       Maximum 1.00% initial         No           No                No
              sales charge/(2)//(3)/
---------------------------------------------------------------------------------------
      B       1.0% CDSC for one year      0.15%        0.20%      B shares convert to
                                                                 D shares automatically
                                                                  after approximately
                                                                     ten years/(4)/
---------------------------------------------------------------------------------------
    C/(5)/    1.0% CDSC for one year      0.15%        0.20%               No
---------------------------------------------------------------------------------------
      D       Maximum 1.00% initial       0.10%          No                No
                sales charge/(3)/

--------
(1) Initial sales charges are imposed at the time of purchase as a percentage of the offering price. CDSCs may be imposed if the redemption occurs within the applicable CDSC time period. The charge will be assessed on an amount equal to the lesser of the proceeds of redemption or the cost of the shares being redeemed.
(2) Offered only to eligible investors. See "Initial Sales Charge Alternatives--Class A and Class D Shares--Eligible Class A Investors".

(3) Reduced for purchases of $100,000 or more. Class A and Class D share purchases of $1,000,000 or more may not be subject to an initial sales charge but instead will be subject to a 0.20% CDSC if redeemed within one year.

(4) The conversion period for dividend reinvestment shares was modified. Also, Class B shares of certain other MLAM-advised mutual funds into which exchanges may be made have an eight year conversion period. If Class B shares of a Fund are exchanged for Class B shares of another MLAM-advised mutual fund, the conversion period applicable to the Class B shares acquired in the exchange will apply, and the holding period for the shares exchanged will be tacked on to the holding period for the shares acquired.

(5) Class C shares will be issued only upon exchange for Class C shares of another MLAM-advised mutual fund. See "Shareholder Services--Exchange Privilege".

INITIAL SALES CHARGE ALTERNATIVES--CLASS A AND CLASS D SHARES

  Investors choosing the initial sales charge alternatives who are eligible to purchase Class A shares should purchase Class A shares rather than Class D shares because there is an account maintenance fee imposed on Class D shares.

  The public offering price of Class A and Class D shares of each Fund for purchasers choosing the initial sales charge alternatives is the next determined net asset value plus varying sales charges (i.e., sales loads), as set forth below.

                              SALES LOAD     SALES LOAD    DISCOUNT TO SELECTED
                            AS PERCENTAGE* AS PERCENTAGE*       DEALERS AS
                             OF OFFERING     OF THE NET     PERCENTAGE* OF THE
AMOUNT OF PURCHASE              PRICE      AMOUNT INVESTED    OFFERING PRICE
------------------          -------------- --------------- --------------------
Less than $100,000.........      1.00%          1.01%              .95%
$100,000 but less than
 $250,000..................       .75            .76               .70
$250,000 but less than
 $500,000..................       .50            .50               .45
$500,000 but less than
 $1,000,000................       .30            .30               .27
$1,000,000 and over**......       .00            .00               .00

--------
* Rounded to the nearest one-hundredth percent.

** Class A and Class D purchases of $1 million or more will be subject to a CDSC of 0.20% if the shares are redeemed within one year after purchase. The charge will be assessed on an amount equal to the lesser of the proceeds of redemption or the cost of the shares being redeemed.

  The Distributor may reallow discounts to selected dealers and retain the balance over such discounts. At times the Distributor may reallow the entire sales charge to such dealers. Since securities dealers selling Class A and Class D shares of a Fund will receive a concession equal to most of the sales charge, they may be deemed to be underwriters under the Securities Act of 1933, as amended.

  The following table sets forth information about the number of Class A shares sold by each Fund for the year ended July 31, 1995 and the number of Class D shares sold by each Fund for the period October 21, 1994 (commencement of operations) through July 31, 1995, the aggregate net proceeds from such sales, the gross sales charges and the amounts of such charges received by the Distributor and Merrill Lynch for Class A shares and Class D shares, and the amount of CDSCs the Distributor received (all of which were paid to Merrill Lynch) with respect to redemption within one year of purchase of Class A shares purchased subject to front-end sales charge waivers. No CDSCs were received by the Distributor with respect to redemption within one year of purchase of Class D shares purchased subject to front-end sales charge waivers.

                        NO. OF           AGGREGATE                                          PAID TO
                        SHARES              NET          GROSS SALES       PAID TO          MERRILL
                         SOLD          PROCEEDS ($)      CHARGES ($)   DISTRIBUTOR ($)     LYNCH ($)    CDSCS RECEIVED ON
                    --------------- ------------------- -------------- ----------------- --------------   REDEMPTION OF
                                                                CLASS           CLASS            CLASS       CLASS A
                    CLASS A CLASS D  CLASS A   CLASS D  CLASS A   D    CLASS A    D      CLASS A   D       SHARES ($)
                    ------- ------- --------- --------- ------- ------ -------- -------- ------- ------ -----------------
Arizona Fund......   34,228   1,801   339,577    17,929  1,026      98      101        3    925      95           0
California Fund...   81,782 299,589   801,557 2,938,426    754   2,145       83      115    671   2,030           0
Florida Fund......  189,974 835,832 1,875,261 8,301,886  2,628  12,063      154    1,099  2,474  10,964       2,894
Massachusetts
 Fund.............  113,925  32,116 1,124,479   317,241  1,544      64      284       33  1,260      31      10,565
Michigan Fund.....   28,337  64,155   279,211   622,185    915     888       56       91    859     797           0
New Jersey Fund...  147,003  69,049 1,452,568   691,844    451   2,108       30      222    421   1,886           0
New York Fund.....  189,338 271,406 1,861,355 2,697,692  5,190   3,877      157      232  5,033   3,645           0
Pennsylvania Fund.   33,049  37,328   326,744   367,223     79   1,198        9       49     70   1,149           0

  Eligible Class A Investors. Class A shares are offered to a limited group of investors and also will be issued upon reinvestment of dividends on outstanding Class A shares. Investors that currently own Class A shares of a Fund in a shareholder account are entitled to purchase additional Class A shares of that Fund in that account. Class A shares are available at net asset value to corporate warranty insurance reserve fund programs provided that the program has $3 million or more initially invested in MLAM-advised mutual funds. Also eligible to purchase Class A shares at net asset value are participants in certain investment programs including TMA SM Managed Trusts to which Merrill Lynch Trust Company provides discretionary trustee services and certain purchases made in connection with the Merrill Lynch Mutual Fund Adviser ("MFA") program. In addition, Class A shares are offered at net asset value to ML & Co. and its subsidiaries and their directors and employees and to members of the Boards of MLAM-advised investment companies, including the Trust. Certain persons who acquired shares of certain MLAM-advised closed-end funds who wish to reinvest the net proceeds from a sale of their closed-end fund shares of common stock in shares of the Funds also may purchase Class A shares of the Funds if certain conditions set forth in the Statement of Additional Information are met. For example, Class A shares of the Funds and certain other MLAM-advised mutual funds are offered at net asset value to shareholders of Merrill Lynch Senior Floating Rate Fund, Inc., who wish to reinvest the net proceeds from a sale of certain of their shares of common stock of Merrill Lynch Senior Floating Rate Fund, Inc. in shares of such funds.

  Reduced Initial Sales Charges. No initial sales charges are imposed upon Class A and Class D shares issued as a result of the automatic reinvestment of dividends or capital gains distributions. Class A and Class D sales charges also may be reduced under a Right of Accumulation and a Letter of Intention.

  Class A shares are offered at net asset value to certain eligible Class A investors as set forth above under "Eligible Class A Investors".

  Class A and Class D shares are offered at net asset value to certain Employer Sponsored Retirement or Savings Plans and to Employee Access AccountsSM available through employers which provide such plans.

  Class D shares are offered at net asset value, without sales charge, to an investor who has a business relationship with a Merrill Lynch financial consultant, if certain conditions set forth in the Statement of Additional Information are met. Class D shares may be offered at net asset value in connection with the acquisition of assets of other investment companies.

  Class D shares of the Funds are offered at net asset value to shareholders of Merrill Lynch Municipal Strategy Fund, Inc. who wish to reinvest the net proceeds from a sale of certain of their shares of common stock of Merrill Lynch Municipal Strategy Fund, Inc. in shares of the Funds.

  Additional information concerning these reduced initial sales charges is set forth in the Statement of Additional Information.

DEFERRED SALES CHARGE ALTERNATIVES--CLASS B AND CLASS C SHARES

  The public offering price of Class B shares for investors choosing the deferred sales charge alternative is the next determined net asset value per share without the imposition of a sales charge at the time of purchase. Class C shares of the Funds are not available for purchase but will be issued only pursuant to the exchange privilege to holders of Class C shares of other MLAM-advised mutual funds who elect to exchange Class C shares of such other MLAM-advised mutual funds for Class C shares of one of the Funds. See "Shareholder Services--Exchange Privilege". As discussed below, Class B and Class C shares are subject to a one year 1.0% CDSC. Approximately ten years after Class B shares of a Fund are issued, such Class B shares, together with shares issued upon dividend reinvestment with respect to those shares, are automatically converted into Class D shares of that Fund and thereafter will be subject to lower continuing fees. See "Conversion of Class B Shares to Class D Shares" below. Both Class B and Class C shares are subject to an account maintenance fee of 0.15% of net assets and a distribution fee of 0.20% of net assets as discussed below under "Distribution Plans". The proceeds from the ongoing account maintenance fees are used to compensate Merrill Lynch for providing continuing account maintenance activities.

  Class B and Class C shares are not subject to an initial sales charge; therefore, Merrill Lynch compensates its financial consultants for selling Class B and Class C shares of MLAM-advised mutual funds at the time of purchase from its own funds. See "Distribution Plans".

  Proceeds from the CDSCs and the distribution fee of a Fund are paid to the Distributor and are used in whole or in part by the Distributor to defray the expenses of dealers (including Merrill Lynch) related to providing distribution-related services to that Fund in connection with the sale of its Class B shares, such as the payment of compensation to financial consultants for selling Class B shares of that Fund from its own funds. The combination of the CDSC and the ongoing distribution fee facilitates the ability of a Fund to sell its Class B shares without a sales charge being deducted at the time of purchase.

  Approximately ten years after issuance, Class B shares of each of the Funds will convert automatically into Class D shares of the same Fund, which are subject to a lower account maintenance fee and no distribution fee; Class B shares of certain other MLAM-advised mutual funds into which exchanges may be made convert into Class D shares automatically after approximately eight years. If Class B shares of one of the Funds are exchanged for Class B shares of another MLAM-advised mutual fund, the conversion period applicable to the Class B shares acquired in the exchange will apply, and the holding period for the shares exchanged will be tacked on to the holding period for the shares acquired.

  Imposition of the CDSC and the distribution fee on Class B shares is limited by the NASD asset-based sales charge rule. See "Limitations on the Payment of Deferred Sales Charges" below. Class B shareholders of a Fund exercising the exchange privilege described under "Shareholder Services--Exchange Privilege" will continue to be subject to that Fund's CDSC schedule if such schedule is higher than the CDSC schedule relating to the Class B shares acquired as a result of the exchange.

  Contingent Deferred Sales Charges--Class B and Class C Shares. Class B and Class C shares of a Fund which are redeemed within one year after acquisition may be subject to a CDSC at the rates set forth below charged as a percentage of the dollar amount subject thereto. The charge will be assessed on an amount equal to the lesser of the proceeds of redemption or the cost of the shares being redeemed. Accordingly, no CDSC will be imposed on increases in net asset value above the initial purchase price. In addition, no CDSC will be assessed on shares derived from reinvestment of dividends or capital gains distributions.

  The following table sets forth the rates of the Class B and Class C CDSCs for all Funds:

                                                                    CDSC AS
                                                                 PERCENTAGE OF
                                                                 DOLLAR AMOUNT
                                                                  SUBJECT TO
   YEARS SINCE PURCHASE PAYMENT MADE                                CHARGE
   ---------------------------------                             -------------
   0-1..........................................................     1.0%
   1 and thereafter.............................................     None

  For the fiscal year ended July 31, 1995, the Distributor received CDSCs from the Funds with respect to redemptions of Class B shares, all of which were paid to Merrill Lynch, as follows:

                                                              CDSCS RECEIVED
                                                              BY DISTRIBUTOR
                                                              --------------
   FUND
   ----
   Arizona Fund..............................................    $ 13,587
   California Fund...........................................    $  5,805
   Florida Fund..............................................    $202,558
   Massachusetts Fund........................................    $ 10,430
   Michigan Fund.............................................    $  3,977
   New Jersey Fund...........................................    $  6,305
   New York Fund.............................................    $  6,435
   Pennsylvania Fund.........................................    $  7,971

  For the period October 21, 1994 (commencement of operations) to July 31, 1995, the Distributor received no CDSCs with respect to redemptions of Class C shares.

  In determining whether a CDSC is applicable to a redemption of Class B or Class C shares, the calculation will be made in the manner that results in the lowest applicable rate being charged. Therefore, it will be assumed that the redemption is first of shares held for over one year or shares acquired pursuant to reinvestment of dividends or distributions and then of shares held longest during the one-year period. The charge will not be applied to dollar amounts representing an increase in the net asset value since the time of purchase. A transfer of shares from a shareholder's account to another account will be assumed to be made in the same order as a redemption.

  The Class B CDSC is waived on redemptions of shares following the death or disability (as defined in the Internal Revenue Code of 1986, as amended) of a shareholder. Additional information concerning the waiver of the Class B CDSC is set forth in the Statement of Additional Information.

  Conversion of Class B Shares to Class D Shares. After approximately ten years (the "Conversion Period"), Class B shares of a Fund will be converted automatically into Class D shares of the same Fund. Class D shares are subject to an ongoing account maintenance fee of 0.10% of net assets which is lower than the account maintenance fee borne by the Class B shares, and Class D shares are not subject to the distribution fee that is borne by Class B shares. Automatic conversion of Class B shares into Class D shares will occur at least once each month (on the "Conversion Date") on the basis of the relative net asset values of the shares of the two classes on the Conversion Date, without the imposition of any sales load, fee or other charge. Conversion of Class B shares to Class D shares will not be deemed a purchase or sale of the shares for Federal income tax purposes.

  In addition, shares purchased through reinvestment of dividends on Class B shares also will convert automatically to Class D shares. The Conversion Date for dividend reinvestment shares will be calculated taking into account the length of time the shares underlying such dividend reinvestment shares were outstanding. If at a Conversion Date the conversion of Class B shares to Class D shares of a Fund in a single account will result in less than $50 worth of Class B shares being left in the account, all of the Class B shares of that Fund held in the account on the Conversion Date will be converted to Class D shares of that Fund.

  Share certificates for Class B shares of the Fund to be converted must be delivered to the Transfer Agent at least one week prior to the Conversion Date applicable to those shares. In the event such certificates are not received by the Transfer Agent at least one week prior to the Conversion Date, the related Class B shares will convert to Class D shares on the next scheduled Conversion Date after such certificates are delivered.

  In general, Class B shares of equity MLAM-advised mutual funds will convert approximately eight years after initial purchase, and Class B shares of taxable and tax-exempt fixed income MLAM-advised mutual funds will convert approximately ten years after initial purchase. If, during the Conversion Period, a shareholder exchanges Class B shares with an eight-year Conversion Period for Class B shares with a ten-year Conversion Period, or vice versa, the Conversion Period applicable to the Class B shares acquired in the exchange will apply, and the holding period for the shares exchanged will be tacked on to the holding period for the shares acquired.

DISTRIBUTION PLANS

  The Trust has adopted a separate distribution plan on behalf of each of the Funds for Class B, Class C and Class D shares pursuant to Rule 12b-1 under the 1940 Act (each a "Distribution Plan") with respect to the account maintenance and/or distribution fees paid by the Funds to the Distributor with respect to such classes. The Class B and Class C Distribution Plans provide for the payment of account maintenance fees and distribution fees, and the Class D Distribution Plan provides for the payment of account maintenance fees.

  The Distribution Plans for Class B, Class C and Class D shares each provide that the Fund pays the Distributor an account maintenance fee relating to the shares of the relevant class, accrued daily and paid monthly, at the annual rate of 0.15% (in the case of Class B and Class C shares) or 0.10% (in the case of Class D shares) of the average daily net assets of the Fund attributable to shares of the relevant class in order to compensate the Distributor and Merrill Lynch (pursuant to a sub-agreement) in connection with account maintenance activities.

  The Distribution Plans for Class B and Class C shares each provide that the Fund also pays the Distributor a distribution fee relating to the shares of the relevant class, accrued daily and paid monthly, at the annual rate of 0.20% of the average daily net assets of the Fund attributable to the shares of the relevant class in order to compensate the Distributor and Merrill Lynch (pursuant to a sub-agreement) for providing shareholder and distribution services, and bearing certain distribution-related expenses of the Fund, including payments to financial consultants for selling Class B and Class C shares of the Fund. The Distribution Plans relating to Class B and Class C shares are designed to permit an investor to purchase Class B and Class C shares through dealers without the assessment of an initial sales charge and at the same time permit the dealer to compensate its financial consultants in connection with the sale of the Class B and Class C shares. In this regard, the purpose and function of the ongoing distribution fees and the CDSC are the same as those of the initial sales charge with respect to the Class A and Class D shares of the Funds in that the deferred sales charges provide for the financing of the distribution of the Funds' Class B and Class C shares.

  The payments under each of the Distribution Plans are based on a percentage of average daily net assets attributable to the shares of the related Fund regardless of the amount of expenses incurred, and, accordingly, distribution-related revenues from the Distribution Plans may be more or less than distribution-related expenses. Information with respect to the distribution-related revenues and expenses of each Fund is presented to the Trustees for their consideration in connection with their deliberations as to the continuance of each of the Class B and Class C Distribution Plans. This information is presented separately for each Fund annually as of December 31 of each year on a "fully allocated accrual" basis and quarterly on a "direct expense and revenue/cash" basis. On the fully allocated accrual basis, a Fund's revenues consist of the account maintenance fees, distribution fees, the CDSCs and certain other related revenues of that Fund, and expenses consist of financial consultant compensation, branch office and regional operation center selling and transaction processing expenses, advertising, sales promotion and market expenses, corporate overhead and interest expense of that Fund. On the direct expense and revenue/cash basis, revenues consist of the account maintenance fees, distribution fees and CDSCs of that Fund, and the expenses consist of financial consultant compensation of that Fund.

  The table below sets forth information with respect to Class B shares of the Funds concerning direct cash revenues and expenses for the periods November 26, 1993 (commencement of operations) through December 31, 1994 and through July 31, 1995 and fully allocated accrual revenues and expenses incurred by the Distributor and Merrill Lynch for the period November 26, 1993 (commencement of operations) through December 31, 1994.

                                                            APPROXIMATE
                                                             AMOUNT BY
                                                            WHICH FULLY                  AMOUNT BY
                          AMOUNT BY WHICH                ALLOCATED ACCRUAL             WHICH DIRECT
                            DIRECT CASH                      EXPENSES         % OF     CASH EXPENSES     % OF
                         EXPENSES EXCEEDED                EXCEEDED FULLY    CLASS B   EXCEEDED DIRECT  CLASS B
                            DIRECT CASH    % OF CLASS B  ALLOCATED ACCRUAL NET ASSETS  CASH REVENUES  NET ASSETS
                          REVENUES AS OF   NET ASSETS AT  REVENUES AS OF       AT          AS OF          AT
FUND                        7/31/95 ($)       7/31/95      12/31/94 ($)     12/31/94   12/31/94 ($)    12/31/94
----                     ----------------- ------------- ----------------- ---------- --------------- ----------
Arizona Fund............       (6,164)*        0.12%           47,000         0.77%        8,395         0.14%
California Fund.........       11,101          0.11%          107,000         1.09%       27,885         0.29%
Florida Fund............     (195,960)*        1.21%          171,000         0.75%       29,488         0.13%
Massachusetts Fund......        8,962          0.19%           82,000         1.52%       19,273         0.36%
Michigan Fund...........       (2,104)*        0.08%           25,000         0.96%        4,365         0.17%
New Jersey Fund.........        5,403          0.07%           76,000         1.07%       16,148         0.23%
New York Fund...........        2,072          0.02%           93,000         1.07%       17,804         0.20%
Pennsylvania Fund.......        1,118          0.02%           88,000         1.02%       17,788         0.21%

--------

*Direct cash revenues exceeded direct cash expenses.

  The table below sets forth information with respect to Class C shares of the Funds concerning direct cash revenues and expenses for the periods October 21, 1994 (commencement of operations) through December 31, 1994 and through July 31, 1995 and fully allocated accrual revenues and expenses incurred by the Distributor and Merrill Lynch for the period October 21, 1994 (commencement of operations) through December 31, 1994.

                                                            APPROXIMATE
                                                             AMOUNT BY
                                                            WHICH FULLY                  AMOUNT BY
                          AMOUNT BY WHICH                ALLOCATED ACCRUAL             WHICH DIRECT
                            DIRECT CASH                      EXPENSES         % OF     CASH EXPENSES     % OF
                         REVENUES EXCEEDED                EXCEEDED FULLY    CLASS C   EXCEEDED DIRECT  CLASS C
                            DIRECT CASH    % OF CLASS C  ALLOCATED ACCRUAL NET ASSETS  CASH REVENUES  NET ASSETS
                          EXPENSES AS OF   NET ASSETS AT  REVENUES AS OF       AT          AS OF          AT
FUND                        7/31/95 ($)       7/31/95      12/31/94 ($)     12/31/94   12/31/94 ($)    12/31/94
----                     ----------------- ------------- ----------------- ---------- --------------- ----------
Arizona Fund............          1            0.09%             --            --             0             0
California Fund.........         29            0.05%             --            --             0             0
Florida Fund............          1            0.09%             --            --             0             0
Massachusetts Fund......        267            0.06%             --            --            46          0.03%
Michigan Fund...........          1            0.09%             --            --             0             0
New Jersey Fund.........         28            2.69%             --            --             3          0.03%
New York Fund...........          8            0.02%             --            --             0             0
Pennsylvania Fund.......          1            0.09%             --            --             0             0

  The Funds have no obligation with respect to distribution and/or account maintenance-related expenses incurred by the Distributor and Merrill Lynch in connection with Class B, Class C and Class D shares, and there is no assurance that the Trustees of the Trust will approve the continuance of the Distribution Plans from year to year. However, the Distributor intends to seek annual continuation of the Distribution Plans. In their review of the Distribution Plans, the Trustees will be asked to take into consideration expenses incurred in connection with the account maintenance and/or distribution of each class of shares separately. The initial sales charges, the account maintenance fee, the distribution fee and/or the CDSCs received with respect to one class will not be used to subsidize the sale of shares of another class. Payments of the distribution fee on Class B shares will terminate upon conversion of those Class B shares into Class D shares as set forth under "Purchase of Shares--Deferred Sales Charge Alternatives--Class B and Class C Shares--Conversion of Class B Shares to Class D Shares".

LIMITATIONS ON THE PAYMENT OF DEFERRED SALES CHARGES

  The maximum sales charge rule in the Rules of Fair Practice of the NASD imposes a limitation on certain asset-based sales charges such as the distribution fee and the CDSC borne by the Class B shares of each of the Funds, but not the account maintenance fee. The maximum sales charge rule is applied separately to each class. As applicable to each Fund, the maximum sales charge rule limits the aggregate of distribution fee payments and CDSCs payable by each Fund to (1) 6.25% of eligible gross sales of Class B shares of that Fund (defined to exclude shares issued pursuant to dividend reinvestments and exchanges) plus (2) interest on the unpaid balance for the respective class, computed separately, at the prime rate plus 1% (the unpaid balance being the maximum amount payable minus amounts received from the payment of the distribution fee and the CDSC of that Fund). In connection with the Class B shares, the Distributor has voluntarily agreed to waive interest charges on the unpaid balance in excess of 0.50% of eligible gross sales. Consequently, the maximum amount payable to the Distributor in connection with each Fund (referred to as the "voluntary maximum") in connection with the Class B shares is 6.75% of eligible gross sales of that Fund. The Distributor retains the right to stop waiving the interest charges at any time. To the extent a Fund's payments would exceed the voluntary maximum, such Fund will not make further payments of the distribution fee with respect to Class B shares and any CDSCs will be paid to the Fund rather than to the Distributor; however, such Fund will continue to make payments of the account maintenance fee. In certain circumstances the amount payable pursuant to the voluntary maximum may exceed the amount payable under the NASD formula. In such circumstances payments in excess of the amount payable under the NASD formula will not be made.

                              REDEMPTION OF SHARES

  The Trust is required to redeem for cash all shares of the Funds upon receipt of a written request in proper form. The redemption price is the net asset value per share next determined after the initial receipt of proper notice of redemption. Except for any CDSC which may be applicable, there will be no charge for redemption if the redemption request is sent directly to the Transfer Agent. Shareholders liquidating their holdings will receive upon redemption all dividends reinvested through the date of redemption. The value of shares at the time of redemption may be more or less than the shareholder's cost, depending on the market value of the securities held by a Fund at such time.

REDEMPTION

  A shareholder wishing to redeem shares of a Fund may do so by tendering the shares directly to the Transfer Agent, Merrill Lynch Financial Data Services, Inc., P.O. Box 45289, Jacksonville, Florida 32232-5289. Redemption requests delivered other than by mail should be delivered to Merrill Lynch Financial Data

Services, Inc., 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484. Proper notice of redemption in the case of shares deposited with the Transfer Agent may be accomplished by a written letter requesting redemption. Proper notice of redemption in the case of shares of a Fund for which certificates have been issued may be accomplished by a written letter as noted above accompanied by certificates for the shares to be redeemed. Redemption requests should not be sent to the Trust or any Fund. The notice in either event requires the signature(s) of all persons in whose name(s) the shares are registered, signed exactly as such name(s) appear(s) on the Transfer Agent's register. The signature(s) on the redemption request must be guaranteed by an "eligible guarantor institution" as such term is defined in Rule 17Ad-15 under the Securities Exchange Act of 1934, as amended, the existence and validity of which may be verified by the Transfer Agent through the use of industry publications. Notarized signatures are not sufficient. In certain instances, the Transfer Agent may require additional documents such as, but not limited to, trust instruments, death certificates, appointments as executor or administrator, or certificates of corporate authority. For shareholders redeeming directly with the Transfer Agent, payments will be mailed within seven days of receipt of a proper notice of redemption.

  At various times the Trust may be requested to redeem shares of a Fund for which it has not yet received good payment (e.g., cash, Federal funds or certified check drawn on a United States bank). The Trust may delay or cause to be delayed the mailing of a redemption check until such time as it has assured itself that good payment has been collected for the purchase of such Fund shares, which may take up to 10 days.

REPURCHASE

  The Trust also will repurchase shares of a Fund through a shareholder's listed securities dealer. The Trust normally will accept orders to repurchase Fund shares by wire or telephone from dealers for their customers at the net asset value next computed after receipt of the order by the dealer, provided that the request for repurchase is received by the dealer prior to the close of business on the NYSE (generally, 4:00 p.m., New York time) on the day received and is received by a Fund from such dealer not later than 30 minutes after the close of business on the NYSE on the same day. Dealers have the responsibility of submitting such repurchase requests to the Trust not later than 30 minutes after the close of business on the NYSE in order to obtain that day's closing price.

  The foregoing repurchase arrangements are for the convenience of shareholders and do not involve a charge by the Trust (other than any applicable CDSC); securities firms which do not have selected dealer agreements with the Distributor, however, may impose a charge on the shareholder for transmitting the notice of repurchase to the Trust. Merrill Lynch may charge its customers a processing fee (presently $4.85) to confirm a repurchase of shares of such customers. Redemptions directly through a Fund's Transfer Agent are not subject to the processing fee. The Trust reserves the right to reject any order for repurchase, which right of rejection might adversely affect shareholders seeking redemption through the repurchase procedure. However, a shareholder whose order for repurchase is rejected by the Trust may redeem Fund shares as set forth above.

REINSTATEMENT PRIVILEGE--CLASS A AND CLASS D SHARES

  Shareholders who have redeemed their Class A or Class D shares of a Fund have a one-time privilege to reinstate their accounts by purchasing Class A or Class D shares of that Fund at net asset value without a sales charge up to the dollar amount redeemed. The reinstatement privilege may be exercised by sending a notice of exercise along with a check for the amount to be reinstated to the Transfer Agent within 30 days after the date the request for redemption was accepted by the Transfer Agent or the Distributor. The reinstatement will be made at the net asset value per share next determined after the notice of reinstatement is received and cannot exceed the amount of the redemption proceeds. The reinstatement is a one-time privilege and may be exercised by the Class A or Class D shareholder only the first time such shareholder makes a redemption.

                             SHAREHOLDER SERVICES

  The Trust offers a number of shareholder services and investment plans designed to facilitate investment in shares of the Funds. Full details as to each of such services, copies of the various plans described below, and instructions as to how to participate in the various services or plans, or to change options with respect thereto can be obtained from the Trust by calling the telephone number on the cover page hereof or from the Distributor or Merrill Lynch. Included in such services are the following:

  Investment Account. Each shareholder whose account (an "Investment Account") is maintained at the Transfer Agent has an Investment Account and will receive statements, at least quarterly, from the Transfer Agent. These statements will serve as transaction confirmations for automatic investment purchases and the reinvestment of ordinary income dividends, and long-term capital gain distributions. The statements will also show any other activity in the account since the preceding statement. Shareholders will receive separate transaction confirmations for each purchase or sale transaction other than automatic investment purchases and the reinvestment of ordinary income dividends and long-term capital gain distributions. A shareholder may make additions to his or her Investment Account at any time by mailing a check directly to the Transfer Agent. Shareholders also may maintain their accounts through Merrill Lynch. Upon the transfer of shares out of a Merrill Lynch brokerage account, an Investment Account in the transferring shareholder's name will be opened automatically at the Transfer Agent. Shareholders considering transferring their Class A or Class D shares of a Fund from Merrill Lynch to another brokerage firm or financial institution should be aware that, if the firm to which the Class A or Class D shares are to be transferred will not take delivery of shares of the Fund, a shareholder either must redeem the Class A or Class D shares (paying any applicable CDSC) so that the cash proceeds can be transferred to the account at the new firm or such shareholder must continue to maintain an Investment Account at the Transfer Agent for those Class A or Class D shares. Shareholders interested in transferring their Class B or Class C shares of a Fund from Merrill Lynch and who do not wish to have an Investment Account maintained for such shares at the Transfer Agent may request their new brokerage firm to maintain such shares in an account registered in the name of the brokerage firm for the benefit of the shareholder at the Transfer Agent.

  Exchange Privilege. Shareholders of each class of shares of each of the Funds have an exchange privilege with certain other MLAM-advised mutual funds. There is currently no limitation on the number of times a shareholder may exercise the exchange privilege. The exchange privilege may be modified or terminated in accordance with the rules of the Commission.

  Under the Merrill Lynch Select Pricing SM System, Class A shareholders may exchange Class A shares of a Fund for Class A shares of a second MLAM-advised mutual fund if the shareholder holds any Class A shares of the second fund in his account in which the exchange is made at the time of the exchange or is otherwise eligible to purchase Class A shares of the second fund. If the Class A shareholder wants to exchange Class A shares for shares of a second MLAM-advised mutual fund, and the shareholder does not hold Class A shares of the second fund in his account at the time of the exchange and is not otherwise eligible to acquire

Class A shares of the second fund, the shareholder will receive Class D shares of the second fund as a result of the exchange. Class D shares also may be exchanged for Class A shares of a second MLAM-advised mutual fund at any time as long as, at the time of the exchange, the shareholder holds Class A shares of the second fund in the account in which the exchange is made or is otherwise eligible to purchase Class A shares of the second fund.

  Exchanges of Class A and Class D shares are made on the basis of the relative net asset values per Class A or Class D share, respectively, plus an amount equal to the difference, if any, between the sales charge previously paid on the Class A or Class D shares being exchanged and the sales charge payable at the time of the exchange on the shares being acquired.

  Class B, Class C and Class D shares are exchangeable with shares of the same class of other MLAM-advised mutual funds.

  Shares of the Funds which are subject to a CDSC are exchangeable on the basis of relative net asset value per share without the payment of any CDSC that might otherwise be due upon redemption of the shares of that Fund. For purposes of computing the CDSC that may be payable upon a disposition of the shares acquired in the exchange, the holding period for the previously owned shares of the Fund is tacked on to the holding period of the newly acquired shares of the other fund.

  Class A, Class B, Class C and Class D shares also are exchangeable for shares of certain MLAM-advised money market funds specifically designated as available for exchange by holders of Class A, Class B, Class C or Class D shares. The period of time that Class A, Class B, Class C or Class D shares are held in a money market fund, however, will not count toward satisfaction of the holding period requirement for reduction of any CDSC imposed on such shares, if any, and, with respect to Class B shares, toward satisfaction of the Conversion Period.

  Class B shareholders of a Fund exercising the exchange privilege will continue to be subject to that Fund's CDSC schedule if such schedule is higher than the CDSC schedule relating to the new Class B shares. In addition, Class B shares of a Fund acquired through use of the exchange privilege will be subject to the Fund's CDSC schedule if such schedule is higher than the CDSC schedule relating to the Class B shares of the MLAM-advised mutual fund from which the exchange has been made.

  Exercise of the exchange privilege is treated as a sale for Federal income tax purposes. For further information, see "Shareholder Services--Exchange Privilege" in the Statement of Additional Information.

  A Fund's exchange privilege is modified with respect to purchases of Class A and Class D shares under the MFA program. First, the initial allocation of assets is made under the MFA program. Then, any subsequent exchange under the MFA program of Class A or Class D shares of a MLAM-advised mutual fund for Class A or Class D shares of any of the Funds will be made solely on the basis of the relative net asset values of the shares being exchanged. Therefore, there will not be a charge for any difference between the sales charge previously paid on the shares of the other MLAM-advised mutual fund and the sales charge payable on the shares of the Fund being acquired in the exchange under the MFA program.

  Automatic Reinvestment of Dividends and Capital Gains Distributions. All dividends and capital gains distributions are reinvested automatically in full and fractional shares of a Fund, without a sales charge, at the net asset value per share of that Fund at the close of business on the monthly payment date for such dividends and distributions. A shareholder, at any time, by written notification or by telephone (1-800-MER-FUND) to the Transfer Agent, may elect to have subsequent dividends or both dividends and capital gains distributions paid in cash, rather than reinvested, in which event payment will be mailed on or about the payment date. Cash payments also can be directly deposited to the shareholder's bank account. No CDSC will be imposed upon redemption of shares issued as a result of the automatic reinvestment of dividends or capital gains distributions.

  Systematic Withdrawal Plans. A Class A or Class D shareholder of a Fund may elect to receive systematic withdrawal payments from his or her Investment Account through automatic payment by check or through automatic payment by direct deposit to his or her bank account on either a monthly or quarterly basis. Alternatively, a Class A or Class D shareholder whose shares are held within a CMA(R) or CBA(R) Account may elect to have shares redeemed on a monthly, bimonthly, quarterly, semiannual or annual basis through the CMA(R)/CBA(R) Systematic Redemption Program, subject to certain conditions.

  Automatic Investment Plans. Regular additions of Class A, Class B, Class C and Class D shares may be made to an investor's Investment Account by prearranged charges of $50 or more to his or her regular bank account. The Automatic Investment Program of each Fund is not available to shareholders whose shares are held in a brokerage account with Merrill Lynch. Alternatively, an investor who maintains a CMA(R) or CBA(R) account may arrange to have periodic investments made in a Fund in that CMA(R) or CBA(R) account or in certain related accounts in amounts of $100 or more through the CMA(R)/CBA(R) Automated Investment Program.

                             PORTFOLIO TRANSACTIONS

  Subject to the policies established by the Trustees of the Trust, the Manager is primarily responsible for the execution of the Fund's portfolio transactions. Municipal Bonds and other securities in which the Funds invest are traded primarily in the over-the-counter market. Where possible, the Trust deals directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. It is the policy of the Trust to obtain the best net results in conducting portfolio transactions for the Funds, taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transactions involved, the firm's general execution and operations facilities, and the firm's risk in positioning the securities involved and the provision of supplemental investment research by the firm. While reasonably competitive spreads or commissions are sought, the Funds will not necessarily be paying the lowest spread or commission available. The sale of shares of the Funds may be taken into consideration as a factor in the selection of brokers or dealers to execute portfolio transactions for the Funds. The portfolio securities of the Funds generally are traded on a principal basis and normally do not involve either brokerage commissions or transfer taxes. The cost of portfolio securities transactions of the Funds primarily consists of dealer or underwriter spreads. Under the 1940 Act, persons affiliated with the Trust, including Merrill Lynch, are prohibited from dealing with the Trust or any Fund as principals in the purchase and sale of securities unless such trading is permitted by an exemptive order issued by the Commission. The Trust has obtained an exemptive order permitting it and each Fund to engage in certain principal transactions with Merrill Lynch involving high quality short-term municipal securities, subject to certain conditions. In addition, the Trust may not purchase securities, including Municipal Bonds, for the Funds during the existence of any underwriting syndicate of which Merrill Lynch is a member except pursuant to procedures approved by the Trustees of the Trust which comply with rules adopted by the Commission. The Trust has applied for an exemptive order permitting it to, among other things, (i) purchase high quality tax-exempt securities from Merrill Lynch when Merrill Lynch is a member of an underwriting syndicate and (ii) purchase tax-exempt securities from and sell tax-exempt securities to Merrill Lynch in secondary market transactions. An affiliated person of the Trust may serve as its broker in over-the-counter transactions conducted for the Funds on an agency basis only.

                            DISTRIBUTIONS AND TAXES

DISTRIBUTIONS

  The net investment income of each Fund is declared as dividends, prior to the determination of the net asset value which is calculated 15 minutes after the close of business on the NYSE (generally 4:00 p.m., New York time) on that day. The net investment income of each Fund for dividend purposes consists of interest earned on portfolio securities, less expenses, in each case computed since the most recent determination of the net asset value. Expenses of each Fund, including the management fees and account maintenance fees and distribution fees with respect to Class B and Class C shares of that Fund and account maintenance fees with respect to Class D shares of that Fund, are accrued daily. Dividends of net investment income of a Fund are declared daily and reinvested monthly in the form of additional full and fractional shares of that Fund at net asset value unless the shareholder elects to receive such dividends in cash. Shares will accrue dividends as long as they are issued and outstanding. Shares are issued and outstanding from the settlement date of a purchase order to the day prior to the settlement date of a redemption order.

  All net realized long- or short-term capital gains of a Fund, if any, are declared and distributed to that Fund's shareholders at least annually. Capital gains distributions will be reinvested automatically in shares of a Fund unless the shareholder elects to receive such distributions in cash.

  The per share dividends and distributions on each class of shares of a Fund will be reduced as a result of any account maintenance, distribution and transfer agency fees applicable to that class. See "Additional Information-- Determination of Net Asset Value".

  See "Shareholder Services" for information as to how to elect either dividend reinvestment or cash payments. Portions of dividends and distributions which are taxable to shareholders as described below are subject to income tax whether they are reinvested in shares of a Fund or received in cash.

TAXES

  Federal. The Trust intends to continue to qualify each Fund for the special tax treatment afforded regulated investment companies ("RICs") under the Internal Revenue Code of 1986, as amended (the "Code"). If a Fund so qualifies, in any taxable year in which it distributes at least 90% of its taxable net income and 90% of its tax-exempt net income (see below), the Fund (but not its shareholders) will not be subject to Federal income tax to the extent that it distributes its net investment income and net realized capital gains. The Trust intends to cause each Fund to distribute substantially all of such income.

  To the extent that the dividends distributed to a Fund's Class A, Class B, Class C and Class D shareholders (together, the "shareholders") are derived from interest income exempt from Federal income tax under Code Section 103(a) and are properly designated as "exempt-interest dividends" by the Trust, they will be excludable from a shareholder's gross income for Federal income tax purposes. Exempt-interest dividends are included, however, in determining the portion, if any, of a person's social security benefits and railroad retirement benefits subject to Federal income taxes. The Trust will inform shareholders annually as to the portion of each Fund's distributions which constitutes exempt-interest dividends and which is exempt from Federal income tax. Interest on indebtedness incurred or continued to purchase or carry Fund shares is not deductible for Federal income tax purposes to the extent attributable to exempt-interest dividends. Persons who may be "substantial users" (or "related persons" of substantial users) of facilities financed by industrial development bonds or private activity bonds held by a Fund should consult their tax advisers before purchasing Fund shares.

  To the extent that a Fund's distributions are derived from interest on its taxable investments or from an excess of net short-term capital gains over net long-term capital losses ("ordinary income dividends"), such distributions are considered ordinary income for Federal income tax purposes. Distributions, if any, from an excess of net long-term capital gains over net short-term capital losses derived from the sale of securities or from certain transactions in futures or options ("capital gain dividends") are taxable as long-term capital gains for Federal income tax purposes, regardless of the length of time the shareholder has owned Fund shares. Distributions by the Fund, whether from exempt-interest income, ordinary income or capital gains, will not be eligible for the dividends received deduction allowed to corporations under the Code.

  All or a portion of each Fund's gain from the sale or redemption of tax-exempt obligations purchased at a market discount will be treated as ordinary income rather than capital gain. This rule may increase the amount of ordinary income dividends received by shareholders. Distributions in excess of the Fund's earnings and profits will first reduce the adjusted tax basis of a holder's shares and, after such adjusted tax basis is reduced to zero, will constitute capital gains to such holder (assuming the shares are held as a capital asset). Any loss upon the sale or exchange of shares held for six months or less will be treated as long-term capital loss to the extent of any capital gain dividends received by the shareholder. In addition, such loss will be disallowed to the extent of any exempt-interest dividends received by the shareholder. If a Fund pays a dividend in January which was declared in the previous October, November or December to shareholders of record on a specified date in one of such months, then such dividend will be treated for tax purposes as being paid by the Fund and received by its shareholders on December 31 of the year in which such dividend was declared.

  The Code subjects interest received on certain otherwise tax-exempt securities to an alternative minimum tax. The alternative minimum tax applies to interest received on "private activity bonds" issued after August 7, 1986. Private activity bonds are bonds which, although tax-exempt, are used for purposes other than those generally performed by governmental units and which benefit non-governmental entities (e.g., bonds used for industrial development or housing purposes). Income received on such bonds is classified as an item of "tax preference", which could subject investors in such bonds, including shareholders of a Fund, to an alternative minimum tax. Each Fund will purchase such "private activity bonds" and the Trust will report to shareholders within 60 days after each Fund's taxable year-end the portion of its dividends declared during the year which constitutes an item of tax preference for alternative minimum tax purposes. The Code further provides that corporations are subject to an alternative minimum tax based, in part, on certain differences between taxable income as adjusted for other tax preferences and the corporation's "adjusted current earnings", which more closely reflect a corporation's economic income. Because an exempt-interest dividend paid by a Fund will be included in adjusted current earnings, a corporate shareholder may be required to pay alternative minimum tax on exempt-interest dividends paid by such Fund.

  No gain or loss will be recognized by Class B shareholders on the conversion of their Class B shares into Class D shares. A shareholder's basis in the Class D shares acquired will be the same as such shareholder's basis in the Class B shares converted, and the holding period of the acquired Class D shares will include the holding period for the converted Class B shares.

  If a shareholder exercises an exchange privilege within 90 days of acquiring the shares, then the loss the shareholder can recognize on the exchange will be reduced (or the gain increased) to the extent any sales charge paid to the Fund on the exchanged shares reduces any sales charge the shareholder would have owed upon purchase of the new shares in the absence of the exchange privilege. Instead, such sales charge will be treated as an amount paid for the new shares.

  A loss realized on a sale or exchange of shares of a Fund will be disallowed if other Fund shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the date that the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

  Under certain Code provisions, some shareholders may be subject to a 31% withholding tax on certain ordinary income dividends and on capital gain dividends and redemption payments ("backup withholding"). Generally, shareholders subject to backup withholding will be those for whom no certified taxpayer identification number is on file with the Trust or who, to the Trust's knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that such investor is not otherwise subject to backup withholding.

  The Code provides that every person required to file a tax return must include for information purposes on such return the amount of exempt-interest dividends received from all sources (including each Fund), during the taxable year.

  The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury regulations presently in effect. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury regulations promulgated thereunder. The Code and the Treasury regulations are subject to change by legislative, judicial or administrative action either prospectively or retroactively.

  Shareholders are urged to consult their tax advisers regarding specific questions as to Federal, foreign, state or local taxes.

  State. The State Municipal Bonds in which each Fund will invest consist of obligations with remaining maturities of between one and ten years which are issued by or on behalf of the designated state or its political subdivisions, agencies or instrumentalities, and obligations of other qualifying issuers, such as issuers located in Puerto Rico, the Virgin Islands and Guam. State Municipal Bonds pay interest which is exempt, in the opinion of bond counsel to the issuer, from Federal income taxes, personal income taxes in the designated state and, in certain instances, franchise and local personal income taxes. In certain states, State Municipal Bonds are exempt from intangible personal property taxes in the designated state.

  Exempt-interest dividends paid by a Fund and attributable to interest income from State Municipal Bonds of a designated state generally will be exempt from income taxation to shareholders otherwise subject to personal income taxation by such designated state. Shareholders subject to income taxation by states other than the Fund's designated state will realize a lower after-tax rate of return than shareholders in that state since the dividends distributed by a Fund generally will not be exempt, to any significant degree, from income taxation by any state other than that Fund's designated state. The Trust will inform shareholders annually as to the portion of a Fund's distributions which constitutes exempt-interest dividends and the portion which is not subject to state and, if applicable, city income or franchise taxes. Interest on indebtedness incurred or continued to purchase or carry Fund shares generally will not be deductible for state personal income tax purposes to the extent attributable to interest income exempt from personal income taxation by the designated state.

  The foregoing description relates generally to state personal income tax issues; investors should consult with their tax advisers with respect to such taxes as well as state corporate income or franchise taxes and any state or local income taxes not described above, as well as to the availability of any exemptions from state or local income taxes. Additional considerations relating to income taxation in the various states is set forth under "Distributions and Taxes" in the Statement of Additional Information.

                                PERFORMANCE DATA

  From time to time each Fund may include its average annual total return, yield and tax-equivalent yield for various specified time periods in advertisements or information furnished to present or prospective shareholders. Average annual total return, yield and tax-equivalent yield are computed in accordance with formulas specified by the Commission.

  Average annual total return quotations for the specified periods will be computed by finding the average annual compounded rates of return (based on net investment income and any realized and unrealized capital gains or losses on portfolio investments over such periods) that would equate the initial amount invested to the redeemable value of such investment at the end of each period. Average annual total return is computed assuming all dividends and distributions are reinvested and taking into account all applicable recurring and nonrecurring expenses, including any CDSC that would be applicable to a complete redemption of the investment at the end of the specified period such as in the case of Class B and Class C shares of that Fund and the maximum sales charge in the case of Class A and Class D shares of that Fund. Dividends paid by each Fund with respect to all shares, to the extent any dividends are paid, will be calculated in the same manner at the same time on the same day and will be in the same amount, except that account maintenance fees and distribution charges and any incremental transfer agency costs relating to each class of shares will be borne exclusively by that class. Each Fund will include performance data for all classes of shares of that Fund in any advertisement or information including performance data of that Fund.

  The Funds also may quote total return and aggregate total return performance data for various specified time periods. Such data will be calculated substantially as described above, except that (1) the rates of return calculated will not be average annual rates, but rather, actual annual, annualized or aggregate rates of return and (2) the maximum applicable sales charges will not be included with respect to annual or annualized rates of return calculations. Aside from the impact on the performance data calculations of including or excluding the maximum applicable sales charges, actual annual or annualized total return data generally will be lower than average annual total return data since the average annual rates of return reflect compounding and aggregate total return data generally will be higher than average annual total return data since the aggregate rates of return reflect compounding over a longer period of time. In advertisements distributed to investors whose purchases are subject to waiver of the CDSC in the case of Class B and Class C shares or to reduced sales charges in the case of Class A and Class D shares, performance data may take into account the reduced, and not the maximum, sales charge or may not take into account the CDSC and therefore may reflect greater total return since, due to the reduced sales charges or waiver of the CDSC, a lower amount of expenses is deducted. See "Purchase of Shares". A Fund's total return may be expressed either as a percentage or as a dollar amount in order to illustrate such total return on a hypothetical $1,000 investment in the Fund at the beginning of each specified period.

  Yield quotations will be computed based on a 30-day period by dividing (a) the net income based on the yield of each security earned during the period by
(b) the average daily number of shares outstanding during the period that were entitled to receive dividends multiplied by (c) the maximum offering price per share on the last day of the period. Tax-equivalent yield quotations will be computed by dividing (a) the part of the Fund's yield that is tax-exempt by (b) one minus a stated tax rate and (c) adding the result to that part, if any, of the Fund's yield that is not tax-exempt.

  The following sets forth the yield for the Class A, Class B, Class C and Class D shares of each of the Funds for the 30-day period ended July 31, 1995. The table also sets forth the tax-equivalent yield (based on a Federal income tax rate of 28%) for the Class A, Class B, Class C and Class D shares of each of the Funds for the same period.

                                CLASS A               CLASS B               CLASS C               CLASS D
                         --------------------- --------------------- --------------------- ---------------------
                         30-DAY TAX-EQUIVALENT 30-DAY TAX-EQUIVALENT 30-DAY TAX-EQUIVALENT 30-DAY TAX-EQUIVALENT
                         YIELD      YIELD      YIELD      YIELD      YIELD      YIELD      YIELD      YIELD
                         ------ -------------- ------ -------------- ------ -------------- ------ --------------
Arizona Fund............ 3.86%      5.36%      3.54%      4.92%      3.51%      4.88%      3.77%      5.24%
California Fund......... 3.75%      5.21%      3.43%      4.76%      3.61%      5.01%      3.65%      5.07%
Florida Fund............ 3.86%      5.36%      3.54%      4.92%      3.51%      4.88%      3.77%      5.24%
Massachusetts Fund...... 3.99%      5.54%      3.67%      5.10%      3.87%      5.38%      3.89%      5.40%
Michigan Fund........... 4.24%      5.89%      3.90%      5.42%      3.87%      5.38%      4.14%      5.75%
New Jersey Fund......... 3.72%      5.17%      3.40%      4.72%      3.47%      4.82%      3.63%      5.04%
New York Fund........... 4.13%      5.74%      3.81%      5.29%      3.99%      5.54%      4.04%      5.61%
Pennsylvania Fund....... 4.03%      5.60%      3.72%      5.17%      3.70%      5.14%      3.94%      5.47%

  Total return, yield and tax-equivalent yield figures are based on a Fund's historical performance and are not intended to indicate future performance. A Fund's total return, yield and tax-equivalent yield will vary depending on market conditions, the securities comprising the Fund's portfolio, the Fund's operating expenses and the amount of realized and unrealized net capital gain or losses during the period. The value of an investment in a Fund will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost. Investors' tax-equivalent yields may differ from those listed above because of the application of state and local income and intangibles taxes and Federal income tax rates which are higher or lower than 28%.

  On occasion, a Fund may compare its performance to performance data published by Lipper Analytical Services, Inc., Morningstar Publications, Inc. ("Morningstar") and CDA Investment Technology, Inc., or to data contained in publications such as Money Magazine, U.S. News & World Report, Business Week, Forbes Magazine and Fortune Magazine. From time to time, a Fund may include its Morningstar risk-adjusted performance ratings in advertisements or supplemental sales literature. As with other performance data, performance comparisons should not be considered indicative of a Fund's relative performance for any future period.

                             ADDITIONAL INFORMATION

DETERMINATION OF NET ASSET VALUE

  The net asset value of all of the classes of shares of each Fund is determined by the Manager once daily 15 minutes after the close of business on the NYSE (generally, 4:00 p.m., New York time), on each day during which the NYSE is open for trading. The net asset value per share is computed by dividing the sum of the value of the securities held by a Fund plus any cash or other assets minus all liabilities by the total number of shares outstanding at such time, rounded to the nearest cent. Expenses, including the fees payable to the Manager and the Distributor, are accrued daily.

  The net asset value per share of the shares of all classes of a Fund are expected to be equivalent. Under certain circumstances, however, the per share net asset value of Class A shares of that Fund will be higher than the per share net asset value of shares of the other classes, reflecting the daily expense accruals of the account maintenance, distribution and higher transfer agency fees applicable with respect to Class B and Class C shares and the daily expense accruals of the account maintenance fees applicable with respect to Class D shares; moreover, the per share net asset value of Class D shares generally will be higher than the per share net asset value of Class B and Class C shares, reflecting the daily expense accruals of the distribution fees and the higher account maintenance and transfer agency fees applicable with respect to Class B and Class C shares. It is expected, however, that the per share net asset value of the classes will tend to converge (although not necessarily meet) immediately after the payment of dividends or distributions, which will differ by approximately the amount of the expense accrual differentials between the classes.

ORGANIZATION OF THE TRUST

  The Trust is an unincorporated business trust organized on February 14, 1991 under the laws of Massachusetts. The Trust is an open-end management investment company comprised of separate series ("Series"), each of which is a separate portfolio offering shares to selected groups of purchasers. Each of the Series is managed independently in order to provide to shareholders who are residents of the state to which such Series relates as high a level of income exempt from Federal and, in certain cases, state and local personal income taxes as is consistent with prudent investment management. The Trustees are authorized to create an unlimited number of Series and, with respect to each Series, to issue an unlimited number of full and fractional shares of beneficial interest of $.10 par value of different classes. Shareholder approval is not required for the authorization of additional Series or classes of a Series of the Trust. At the date of this Prospectus, the shares of each Fund are divided into four classes designated Class A, Class B, Class C and Class D shares. Each share of Class A, Class B, Class C and Class D represents an interest in the same assets of a Fund and have identical voting, dividend, liquidation and other rights and the same terms and conditions except that Class B, Class C and Class D shares bear certain expenses related to the account maintenance associated with such shares, and Class B and Class C shares bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to such expenditures, as applicable. See "Purchase of Shares". The Trust has received an order (the "Order") from the Commission permitting the issuance and sale of multiple classes of shares. The Trustees of the Trust may classify and reclassify the shares of any Series into additional classes at a future date. The Order permits the Trust to issue additional classes of shares of any Series if the Board of Trustees deems such issuance to be in the best interest of the Trust.

  Shareholders are entitled to one vote for each full share and to fractional votes for fractional shares held in the election of Trustees (to the extent hereinafter provided) and on other matters submitted to the vote of shareholders. All shares of the Trust have equal voting rights, except that only shares of the respective Series are entitled to vote on matters concerning only that Series and, as noted above, only Class B, Class C and Class D shares of a Series will have exclusive voting rights with respect to matters relating to the account maintenance and distribution expenditures being borne solely by such class. There normally will be no meeting of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Shareholders, in accordance with the terms of the Declaration of Trust, may cause a meeting of shareholders to be held for the purpose of voting on the removal of Trustees. Also, the Trust will be required to call a special meeting of shareholders of a Series in accordance with the requirements of the 1940 Act to seek approval of new management and advisory arrangements, of a material increase in distribution fees or of a change in the fundamental policies, objectives or restrictions of a Series. Except as set forth above, the Trustees shall continue to hold office and appoint successor Trustees. Each issued and outstanding share is entitled to participate equally in dividends and distributions declared by the respective Series and in net assets of such Series upon liquidation or dissolution remaining after satisfaction of outstanding liabilities except that, as noted above, the Class B, Class C and Class D shares of a Series bear certain additional expenses. The obligations and liabilities of a particular Series are restricted to the assets of that Series and do not extend to the assets of the Trust generally. The shares of each Series, when issued, will be fully-paid and non-assessable by the Trust.

SHAREHOLDER REPORTS

  Only one copy of each shareholder report and certain shareholder communications will be mailed to each identified shareholder regardless of the number of accounts such shareholder has. If a shareholder wishes to receive separate copies of each report and communication for each of the shareholder's related accounts, the shareholder should notify in writing:

                       Merrill Lynch Financial Data
                        Services, Inc.

                       P.O. Box 45289
                       Jacksonville, FL 32232-5289

  The written notification should include the shareholder's name, address, tax identification number and Merrill Lynch, Pierce, Fenner & Smith Incorporated and/or mutual fund account numbers. Shareholders having any questions regarding this matter should call their Merrill Lynch financial consultant or Merrill Lynch Financial Data Services, Inc. at 800-637-3863.

SHAREHOLDER INQUIRIES

  Shareholder inquiries may be addressed to the Trust at the address or telephone number set forth on the cover page of this Prospectus.

  The Declaration of Trust establishing the Trust, dated February 14, 1991, a copy of which together with all amendments thereto (the "Declaration") is on file in the office of the Secretary of the Commonwealth of Massachusetts, provides that the name "Merrill Lynch Multi-State Limited Maturity Municipal Series Trust" refers to the Trustees under the Declaration collectively as Trustees, but not as individuals or personally; and no Trustee, shareholder, officer, employee or agent of the Trust shall be held to any personal liability, nor shall resort be had to such person's private property for the satisfaction of any obligation or claim of the Trust, but the "Trust Property" (as defined in the Declaration) only shall be liable.

     MERRILL LYNCH MULTI-STATE LIMITED MATURITY MUNICIPAL SERIES TRUST --
                          AUTHORIZATION FORM (PART 1)
-------------------------------------------------------------------------------
1. SHARE PURCHASE APPLICATION
  I, being of legal age, wish to purchase: (choose one)*

        [_] Class A shares  [_] Class B shares  [_] Class D shares of
[_] Merrill Lynch Arizona Limited        [_] Merrill Lynch Michigan Limited
Maturity Municipal Bond Fund             Maturity Municipal Bond Fund
[_] Merrill Lynch California Limited     [_] Merrill Lynch New Jersey Limited
Maturity Municipal Bond Fund             Maturity Municipal Bond Fund
[_] Merrill Lynch Florida Limited        [_] Merrill Lynch New York Limited
Maturity Municipal Bond Fund             Maturity Municipal Bond Fund
[_] Merrill Lynch Massachusetts          [_] Merrill Lynch Pennsylvania
Limited Maturity Municipal Bond Fund     Limited Maturity Municipal Bond Fund

      (THE FUND SELECTED ABOVE IS HEREIN REFERRED TO AS THE "FUND") and establish an Investment Account as described in the Prospectus. In the event that I am not eligible to purchase Class A shares, I understand that Class D shares will be purchased.

  Basis for establishing an Investment Account:

    A. I enclose a check for $............ payable to Merrill Lynch Financial
  Data Services, Inc. as an initial investment (minimum $1,000). I understand that this purchase will be executed at the applicable offering price next to be determined after this Application is received by you.
    B. I already own shares of the following Merrill Lynch mutual funds that would qualify for the Right of Accumulation as outlined in the Statement of Additional Information: (Please list all funds. Use a separate sheet of paper if necessary.)
1. ..................................    4. ..................................
2. ..................................    5. ..................................
3. ..................................    6. ..................................
(Please Print)
Name...........................................................................
                 First Name           Initial                Last Name
Name of Co-Owner (if any)......................................................
                        First Name         Initial               Last Name
Address............................................. Date............. , 19...
 ...............................................................................
                                                              (Zip Code)
Occupation...........................    Name and Address of Employer ........
                                         .....................................
                                         .....................................
 .....................................    .....................................
         Signature of Owner                 Signature of Co-Owner (if any)
(In the case of co-owners, a joint tenancy with right of survivorship will be presumed unless otherwise specified.)
-------------------------------------------------------------------------------
2. DIVIDEND AND CAPITAL GAIN DISTRIBUTION OPTION

     Ordinary Income Dividends            Long-Term Capital Gains
     SELECT  [_] Reinvest                 SELECT  [_] Reinvest
     ONE:    [_] Cash                     ONE:    [_] Cash

If no election is made, dividends and capital gains will be automatically reinvested at net asset value without a sales charge.
IF CASH, SPECIFY HOW YOU WOULD LIKE YOUR DISTRIBUTIONS PAID TO YOU: [_] Check or [_] Direct Deposit to bank account
IF DIRECT DEPOSIT TO BANK ACCOUNT IS SELECTED, PLEASE COMPLETE BELOW:
I hereby authorize payment of dividend and capital gain distributions by direct deposit to my bank account and, if necessary, debit entries and adjustments for any credit entries made to my account in accordance with the terms I have selected on the Merrill Lynch Multi-State Limited Maturity Municipal Series Trust Authorization Form.
Specify type of account (check one): [_] checking  [_] savings
Name on your Account ..........................................................
Bank Name .....................................................................
Bank Number ...................... Account Number ............................
Bank Address ..................................................................

I AGREE THAT THIS AUTHORIZATION WILL REMAIN IN EFFECT UNTIL I PROVIDE WRITTEN NOTIFICATION TO MERRILL LYNCH FINANCIAL DATA SERVICES, INC. AMENDING OR TERMINATING THIS SERVICE.
Signature of Depositor ........................................................
Signature of Depositor ............................... Date...................
(if joint account, both must sign)
NOTE: IF DIRECT DEPOSIT TO BANK ACCOUNT IS SELECTED, YOUR BLANK, UNSIGNED
CHECK MARKED "VOID" OR A DEPOSIT SLIP FROM YOUR SAVINGS ACCOUNT SHOULD ACCOMPANY THIS APPLICATION.

     MERRILL LYNCH MULTI-STATE LIMITED MATURITY MUNICIPAL SERIES TRUST --
                   AUTHORIZATION FORM (PART 1) -- (CONTINUED)
-------------------------------------------------------------------------------
3. SOCIAL SECURITY NUMBER OR TAXPAYER IDENTIFICATION NUMBER


                         [ ][ ][ ][ ][ ][ ][ ][ ][ ]
           Social Security Number or Taxpayer Identification Number

  Under penalty of perjury, I certify (1) that the number set forth above is my correct Social Security Number or Taxpayer Identification Number and (2) that I am not subject to backup withholding (as discussed in the Prospectus under "Distributions and Taxes--Taxes") either because I have not been notified that I am subject thereto as a result of a failure to report all interest or dividends, or the Internal Revenue Service ("IRS") has notified me that I am no longer subject thereto.

  INSTRUCTION: YOU MUST STRIKE OUT THE LANGUAGE IN (2) ABOVE IF YOU HAVE BEEN NOTIFIED THAT YOU ARE SUBJECT TO BACKUP WITHHOLDING DUE TO UNDERREPORTING AND IF YOU HAVE NOT RECEIVED A NOTICE FROM THE IRS THAT BACKUP WITHHOLDING HAS BEEN TERMINATED. THE UNDERSIGNED AUTHORIZES THE FURNISHING OF THIS CERTIFICATION TO OTHER MERRILL LYNCH SPONSORED MUTUAL FUNDS.

 .....................................    .....................................
         Signature of Owner                 Signature of Co-Owner (if any)
-------------------------------------------------------------------------------
4. LETTER OF INTENTION--CLASS A AND CLASS D SHARES ONLY (SEE TERMS AND CONDITIONS IN THE STATEMENT OF ADDITIONAL INFORMATION)

                                                 ..................., 19......
                                                   Date of Initial Purchase

Dear Sir/Madam:
  Although I am not obligated to do so, I intend to purchase shares of the Fund or any other investment company with an initial sales charge or deferred sales charge for which the Merrill Lynch Funds Distributor, Inc. acts as distributor over the next 13 month period which will equal or exceed:

        [_] $100,000    [_] $250,000    [_] $500,000    [_] $1,000,000
  Each purchase will be made at the then reduced offering price applicable to the amount checked above, as described in the Merrill Lynch Multi-State Limited Maturity Municipal Series Trust Prospectus.

  I agree to the terms and conditions of this Letter of Intention. I hereby irrevocably constitute and appoint Merrill Lynch Funds Distributor, Inc. my attorney, with full power of substitution, to surrender for redemption any or all shares of Merrill Lynch Multi-State Limited Maturity Municipal Series Trust held as security.

By: .................................    .....................................
        Signature of Owner                       Signature of Co-Owner
                                  (If registered in joint names, both must sign)
  In making purchases under this letter, the following are the related accounts on which reduced offering prices are to apply:

(1) Name.............................    (2) Name.............................
Account Number.......................    Account Number.......................
-------------------------------------------------------------------------------

5. FOR DEALER ONLY
    Branch Office, Address, Stamp        We hereby authorize Merrill Lynch
                                         Funds Distributor, Inc. to act as
-                                  -     our agent in connection with
                                         transactions under this
                                         authorization form and agree to
                                         notify the Distributor of any
                                         purchases made under a Letter of
                                         Intention or Systematic Withdrawal
                                         Plan. We guarantee the Shareholder's
                                         signature.

                                         .....................................
                                                Dealer Name and Address

-                                  -     By: .................................
This form when completed, should              Authorized Signature of Dealer
be mailed to:

 Merrill Lynch Multi-State Limited       [ ][ ][ ]   [ ][ ][ ][ ]
   Maturity Municipal Series Trust       Branch Code   F/C No.
                                                                ...............
                                                                F/C Last Name
 c/o Merrill Lynch Financial Data        [ ][ ][ ]   [ ][ ][ ][ ][ ]
   Services, Inc.                        Dealer's Customer Account No.
 P.O. Box 45289
 Jacksonville, Florida 32232-5289

     MERRILL LYNCH MULTI-STATE LIMITED MATURITY MUNICIPAL SERIES TRUST --
                          AUTHORIZATION FORM (PART 2)
-------------------------------------------------------------------------------

NOTE: THIS FORM IS REQUIRED TO APPLY FOR THE SYSTEMATIC WITHDRAWAL OR
AUTOMATIC INVESTMENT PLANS ONLY.
-------------------------------------------------------------------------------


1. ACCOUNT REGISTRATION

(Please Print)                             [ ][ ][ ][ ][ ][ ][ ][ ][ ]
                                             Social Security No.
Name of Owner......................     or Taxpayer Identification Number

   First Name  Initial  Last Name

Name of Co-Owner (if any)..........

   First Name  Initial  Last Name

Address............................        Account Number ....................
                                           (if existing account)
 ...................................

                       (Zip Code)
-------------------------------------------------------------------------------

2. SYSTEMATIC WITHDRAWAL PLAN--CLASS A AND D SHARES ONLY (SEE TERMS AND CONDITIONS IN THE STATEMENT OF ADDITIONAL INFORMATION)

  MINIMUM REQUIREMENTS: $10,000 for monthly disbursements, $5,000 for quarterly, of [_] Class A or [_] Class D shares in (choose one)

                                         [_] Merrill Lynch Michigan Limited
[_] Merrill Lynch Arizona Limited        Maturity Municipal Bond Fund
Maturity Municipal Bond Fund
[_] Merrill Lynch California Limited     [_] Merrill Lynch New Jersey Limited
Maturity Municipal Bond Fund             Maturity Municipal Bond Fund
[_] Merrill Lynch Florida Limited        [_] Merrill Lynch New York Limited
Maturity Municipal Bond Fund             Maturity Municipal Bond Fund
[_] Merrill Lynch Massachusetts          [_] Merrill Lynch Pennsylvania
Limited Maturity Municipal Bond Fund     Limited Maturity Municipal Bond Fund

      (THE FUND SELECTED ABOVE IS HEREIN REFERRED TO AS THE "FUND")
at cost or current offering price. Withdrawals to be made either (check one) [_] Monthly on the 24th day of each month, or [_] Quarterly on the 24th day of March, June, September and December. If the 24th falls on a weekend or holiday, the next succeeding business day will be utilized. Begin systematic
withdrawal on         or as soon as possible thereafter.
              -------
              (month)
SPECIFY HOW YOU WOULD LIKE YOUR WITHDRAWAL PAID TO YOU (CHECK ONE): [_] $
                                                                         -----
or [_]    % of the current value of [_] Class A or [_] Class D shares in the
      ----
account.

SPECIFY WITHDRAWAL METHOD: [_] check or [_] direct deposit to bank account (check one and complete part (a) or (b) below):

DRAW CHECKS PAYABLE (CHECK ONE)

(a)I hereby authorize payment by check
  [_] as indicated in Item 1.
  [_] to the order of..........................................................

Mail to (check one)
  [_] the address indicated in Item 1.
  [_] Name (please print)......................................................

Address .......................................................................

   ..........................................................................

   Signature of Owner................................   Date..................

   Signature of Co-Owner (if any)............................................

(B) I HEREBY AUTHORIZE PAYMENT BY DIRECT DEPOSIT TO BANK ACCOUNT AND, IF NECESSARY, DEBIT ENTRIES AND ADJUSTMENTS FOR ANY CREDIT ENTRIES MADE TO MY ACCOUNT. I AGREE THAT THIS AUTHORIZATION WILL REMAIN IN EFFECT UNTIL I PROVIDE WRITTEN NOTIFICATION TO MERRILL LYNCH FINANCIAL DATA SERVICES, INC. AMENDING OR TERMINATING THIS SERVICE.

Specify type of account (check one): [_] checking [_] savings

Name on your Account...........................................................

Bank Name......................................................................

Bank Number........................ Account Number............................

Bank Address...................................................................

     ........................................................................

Signature of Depositor................................. Date..................

Signature of Depositor.........................................................
(If joint account, both must sign)

NOTE: IF DIRECT DEPOSIT IS ELECTED, YOUR BLANK, UNSIGNED CHECK MARKED "VOID" OR A DEPOSIT SLIP FROM YOUR SAVINGS ACCOUNT SHOULD ACCOMPANY THIS APPLICATION.

     MERRILL LYNCH MULTI-STATE LIMITED MATURITY MUNICIPAL SERIES TRUST --
                   AUTHORIZATION FORM (PART 2) -- (CONTINUED)
-------------------------------------------------------------------------------

3. APPLICATION FOR AUTOMATIC INVESTMENT PLAN

  I hereby request that Merrill Lynch Financial Data Services, Inc. draw an automated clearing house ("ACH") debit on my checking account as described below each month to purchase: (choose one)

      [_] Class A shares  [_] Class B shares   [_] Class D shares

of the Fund subject to the terms set forth below. In the event that I am not eligible to purchase Class A shares, I understand that Class D shares will be purchased.

                                           AUTHORIZATION TO HONOR ACH DEBITS

    MERRILL LYNCH FINANCIAL DATA
         SERVICES, INC.

You are hereby authorized to draw an       DRAWN BY MERRILL LYNCH FINANCIAL
ACH debit each month on my bank                DATA SERVICES, INC.
account for investment in the Fund
as indicated below:
                                         To...............................Bank
  Amount of each ACH debit $........                   (Investor's Bank)


                                         Bank Address.........................
  Account No. ......................


Please date and invest ACH debits on     City...... State...... Zip Code......
the 20th of each month
beginning     or as soon thereafter      As a convenience to me, I hereby
         -----                           request and authorize you to pay and
        (Month)                          charge to my account ACH debits
as possible.                             drawn on my account by and payable
                                         to Merrill Lynch Financial Data
  I agree that you are drawing these     Services, Inc. I agree that your
ACH debits voluntarily at my request     rights in respect to each such debit
and that you shall not be liable for     shall be the same as if it were a
any loss arising from any delay in       check drawn on you and signed
preparing or failure to prepare any      personally by me. This authority is
such debit. If I change banks or         to remain in effect until revoked by
desire to terminate or suspend this      me in writing. Until you receive
program, I agree to notify you           such notice, you shall be fully
promptly in writing. I hereby            protected in honoring any such
authorize you to take any action to      debit. I further agree that if any
correct erroneous ACH debits of my       such debit be dishonored, whether
bank account or purchases of Fund        with or without cause and whether
shares including liquidating shares      intentionally or inadvertently, you
of the Fund and credit my bank           shall be under no liability.
account. I further agree that if a
debit is not honored upon                ............   .....................
presentation, Merrill Lynch Financial        Date           Signature of
Data Services, Inc. is authorized to                          Depositor
discontinue immediately the Automatic
Investment Plan and to liquidate         ............   .....................
sufficient shares held in my account         Bank      Signature of Depositor
to offset the purchase made with the       Account       (If joint account,
dishonored debit.                           Number         both must sign)

 ............    .....................
    Date            Signature of
                      Depositor

                ......................
               Signature of Depositor
                 (If joint account,
                   both must sign)

NOTE: IF AUTOMATIC INVESTMENT PLAN IS ELECTED, YOUR BLANK, UNSIGNED CHECK MARKED "VOID" SHOULD ACCOMPANY THIS APPLICATION.

                                    MANAGER

                           Fund Asset Management

                            Administrative Offices:
                             800 Scudders Mill Road
                          Plainsboro, New Jersey 08536

                                Mailing Address:
                                 P.O. Box 9011
                        Princeton, New Jersey 08543-9011

                                  DISTRIBUTOR

                     Merrill Lynch Funds Distributor, Inc.

                            Administrative Offices:
                             800 Scudders Mill Road
                          Plainsboro, New Jersey 08536

                                Mailing Address:

                               P.O. Box 9081

                     Princeton, New Jersey 08543-9081

                                   CUSTODIAN

                              The Bank of New York
                              90 Washington Street
                                   12th Floor
                            New York, New York 10005

                                 TRANSFER AGENT

                Merrill Lynch Financial Data Services, Inc.

                            Administrative Offices:

                           4800 Deer Lake Drive East
                        Jacksonville, Florida 32246-6484

                                Mailing Address:
                                 P.O. Box 45289
                        Jacksonville, Florida 32232-5289

                              INDEPENDENT AUDITORS

                           Deloitte & Touche LLP
                                117 Campus Drive

                     Princeton, New Jersey 08540-6400

                                    COUNSEL

                                  Brown & Wood
                             One World Trade Center
                         New York, New York 10048-0557

 NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, IN CONNECTION WITH THE OFFER CONTAINED IN THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST, THE MANAGER OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY STATE IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                              -------------------

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Fee Table..................................................................   3
Merrill Lynch Select PricingSM System......................................   7
Financial Highlights.......................................................  11
Investment Objectives and Policies.........................................  15
 Potential Benefits........................................................  17
 Risk Factors and Special Considerations...................................  18
 Description of Municipal Bonds............................................  20
 When-Issued Securities and Delayed Delivery
  Transactions.............................................................  22
 Indexed and Inverse Floating Obligations..................................  22
 Synthetic Short-Term Municipal Bonds......................................  23
 Call Rights...............................................................  23
 Financial Futures Contracts and Options Thereon...........................  24
 Repurchase Agreements.....................................................  26
 Investment Restrictions...................................................  26
Management of the Trust....................................................  28
 Trustees..................................................................  28
 Management and Advisory Arrangements......................................  28
 Code of Ethics............................................................  29
 Transfer Agency Services..................................................  30
Purchase of Shares.........................................................  30
 Initial Sales Charge Alternatives--Class A and Class D Shares.............  32
 Deferred Sales Charge Alternatives--Class B and Class C Shares............  34
 Distribution Plans........................................................  37
 Limitations on the Payment of Deferred Sales Charges......................  39
Redemption of Shares.......................................................  39
 Redemption................................................................  39
 Repurchase................................................................  40
 Reinstatement Privilege--Class A and Class D Shares.......................  40
Shareholder Services.......................................................  41
Portfolio Transactions.....................................................  43
Distributions and Taxes....................................................  44
 Distributions.............................................................  44
 Taxes.....................................................................  44
Performance Data...........................................................  47
Additional Information.....................................................  49
 Determination of Net Asset Value..........................................  49
 Organization of the Trust.................................................  49
 Shareholder Reports.......................................................  50
 Shareholder Inquiries.....................................................  50
Authorization Form.........................................................  51

                                                         Code # 16925--1195



[LOGO]  MERRILL LYNCH

Merrill Lynch Multi-State
Limited Maturity
Municipal Series Trust

Merrill Lynch Arizona Limited
        Maturity Municipal Bond Fund
Merrill Lynch California Limited
        Maturity Municipal Bond Fund
Merrill Lynch Florida Limited
        Maturity Municipal Bond Fund
Merrill Lynch Massachusetts Limited
        Maturity Municipal Bond Fund
Merrill Lynch Michigan Limited
        Maturity Municipal Bond Fund
Merrill Lynch New Jersey Limited
        Maturity Municipal Bond Fund
Merrill Lynch New York Limited
        Maturity Municipal Bond Fund
Merrill Lynch Pennsylvania Limited
        Maturity Municipal Bond Fund

[ART]

PROSPECTUS

November 21, 1995

Distributor:
Merrill Lynch
Funds Distributor, Inc.

This prospectus should be retained for future reference.

STATEMENT OF ADDITIONAL INFORMATION

       MERRILL LYNCH MULTI-STATE LIMITED MATURITY MUNICIPAL SERIES TRUST

Merrill Lynch Arizona Limited Maturity     Merrill Lynch Michigan Limited
          Municipal Bond Fund                         Maturity
                                                 Municipal Bond Fund

   Merrill Lynch California Limited       Merrill Lynch New Jersey Limited
               Maturity                               Maturity
          Municipal Bond Fund                    Municipal Bond Fund


Merrill Lynch Florida Limited Maturity   Merrill Lynch New York Limited
          Municipal Bond Fund                       Maturity
                                               Municipal Bond Fund

 Merrill Lynch Massachusetts Limited     Merrill Lynch Pennsylvania Limited
               Maturity                               Maturity
         Municipal Bond Fund                     Municipal Bond Fund


  P.O. BOX 9011, PRINCETON, NEW JERSEY 08543-9011 . PHONE NO. (609) 282-2800

  Merrill Lynch Multi-State Limited Maturity Municipal Series Trust (the "Trust"), an open-end management investment company organized as a Massachusetts business trust, consists of eight separate series: Merrill Lynch Arizona Limited Maturity Municipal Bond Fund (the "Arizona Fund"), Merrill Lynch California Limited Maturity Municipal Bond Fund (the "California Fund"), Merrill Lynch Florida Limited Maturity Municipal Bond Fund (the "Florida Fund"), Merrill Lynch Massachusetts Limited Maturity Municipal Bond Fund (the "Massachusetts Fund"), Merrill Lynch Michigan Limited Maturity Municipal Bond Fund (the "Michigan Fund"), Merrill Lynch New Jersey Limited Maturity Municipal Bond Fund (the "New Jersey Fund"), Merrill Lynch New York Limited Maturity Municipal Bond Fund (the "New York Fund"), and Merrill Lynch Pennsylvania Limited Maturity Municipal Bond Fund (the "Pennsylvania Fund") (together, the "Funds"). The investment objective of each Fund is to provide shareholders with as high a level of income exempt from Federal income taxes and personal income taxes imposed by the designated state (and, in certain instances, local personal income taxes) as is consistent with prudent investment management. Under normal market conditions, each Fund invests primarily in a portfolio of intermediate-term investment grade obligations of the designated state or its political subdivisions, agencies or instrumentalities, or certain other jurisdictions, that pay interest exempt, in the opinion of bond counsel to the issuer, from Federal income taxes and personal income taxes of the designated state and, where applicable, local personal income taxes. There can be no assurance that the investment objective of any Fund will be realized.

  Pursuant to the Merrill Lynch Select Pricing SM System each Fund offers four classes of shares each with a different combination of sales charges, ongoing fees and other features. The Merrill Lynch Select PricingSM System permits an investor to choose the method of purchasing shares that the investor believes is most beneficial given the amount of the purchase, the length of time the investor expects to hold the shares and other relevant circumstances.

  The Statement of Additional Information of the Trust and each Fund is not a prospectus and should be read in conjunction with the prospectus of the Trust and each Fund, dated November 21, 1995 (the "Prospectus"), which has been filed with the Securities and Exchange Commission and can be obtained, without charge, by calling or by writing the Trust at the above telephone number or address. This Statement of Additional Information has been incorporated by reference into the Prospectus. Capitalized terms used but not defined herein have the same meanings as in the Prospectus.

                               ---------------

                       FUND ASSET MANAGEMENT -- MANAGER

             MERRILL LYNCH FUNDS DISTRIBUTOR, INC. -- DISTRIBUTOR

                               ---------------

THE DATE OF THIS STATEMENT OF ADDITIONAL INFORMATION IS NOVEMBER 21, 1995

                       INVESTMENT OBJECTIVES AND POLICIES

  The investment objective of each Fund is to provide shareholders with as high a level of income exempt from Federal income taxes, the designated state's personal income taxes and, where applicable, local personal income taxes, as is consistent with prudent investment management. Each Fund seeks to achieve its objective by investing primarily in a portfolio of intermediate-term investment grade obligations issued by or on behalf of the designated state or its political subdivisions, agencies or instrumentalities, and obligations of other qualifying issuers, such as issuers located in Puerto Rico, the Virgin Islands and Guam. Such obligations pay interest exempt, in the opinion of bond counsel to the issuer, from Federal income taxes, the designated state's personal income taxes, and, in certain instances, local personal income taxes. Obligations that pay interest exempt from Federal income taxes are referred to herein as "Municipal Bonds". Obligations that pay interest exempt from Federal income taxes, the designated state's personal income taxes and, where applicable, local personal income taxes, and obligations that would not subject shareholders to intangible personal property taxes in the designated state are referred to herein as "State Municipal Bonds". Unless otherwise indicated, references to Municipal Bonds shall be deemed to include State Municipal Bonds. Each Fund anticipates that at all times, except during temporary defensive periods, it will maintain at least 65% of its total assets invested in its respective State Municipal Bonds; the New Jersey Fund will maintain at least 80% of its total assets invested in New Jersey State Municipal Bonds. At times, a Fund may seek to hedge its portfolio through the use of futures transactions to reduce volatility in the net asset value of Fund shares. Reference is made to "Investment Objectives and Policies" in the Prospectus for a discussion of the investment objective and policies of each Fund.

  Each Fund will invest only in Municipal Bonds with remaining maturities of between one and ten years. It is anticipated that, depending on market conditions, the dollar weighted average maturity of each Fund's portfolio will not exceed five years. For purposes of these investment policies, an obligation will be treated as having a maturity earlier than its stated maturity date if such obligation has technical features which, in the judgment of Fund Asset Management, L.P. (the "Manager") will result in the obligation being valued in the market as though it has such earlier maturity. Interest rates on shorter-term Municipal Bonds may fluctuate more widely from time to time than interest rates on longer-term Municipal Bonds. However, because of their limited maturities, the market value of the Municipal Bonds held by each Fund can be expected to fluctuate less as a result of changes in interest rates.

  Municipal Bonds may include general obligation bonds of a state and its political subdivisions, revenue bonds of utility systems, highways, bridges, port and airport facilities, colleges, hospitals, housing facilities, etc., and industrial development bonds or private activity bonds. The interest on such obligations may bear a fixed rate or be payable at a variable or floating rate. The Municipal Bonds purchased by each Fund will be primarily what are commonly referred to as "investment grade" securities, which are obligations rated at the time of purchase within the four highest quality ratings as determined by either Moody's Investors Service, Inc. ("Moody's") (currently Aaa, Aa, A and
Baa), Standard & Poor's Ratings Group ("Standard & Poor's") (currently AAA, AA, A and BBB) or Fitch Investors Service, Inc. ("Fitch") (currently AAA, AA, A and
BBB). If unrated, such securities will possess creditworthiness comparable, in the opinion of the Manager, to investment grade obligations.

  Certain Municipal Bonds may be entitled to the benefits of letters of credit or similar credit enhancements issued by financial institutions. In such instances, the Trustees and the Manager will take into account in assessing the quality of such obligations not only the creditworthiness of the issuer of such obligations but also the creditworthiness of the financial institution. In evaluating the creditworthiness of the financial institution, the Trustees and the Manager will consider factors such as whether the letter of credit or similar credit enhancement being issued is conditional or unconditional.

  The Funds ordinarily do not intend to realize investment income not exempt from Federal income taxes, the designated state's personal income taxes and, where applicable, local personal income taxes, or to hold investments that would subject shareholders to intangible personal property taxes in the designated state.

However, to the extent that suitable State Municipal Bonds are not available for investment by a Fund, a Fund may purchase Municipal Bonds issued by other states or their agencies or instrumentalities, the interest income on which is exempt, in the opinion of bond counsel to the issuer, from Federal but not the designated state's taxation. Each Fund also may invest in securities not issued by or on behalf of a state or territory or by an agency or instrumentality thereof, if the Fund nevertheless believes such securities to be exempt from Federal income taxation ("Non-Municipal Tax-Exempt Securities"). Non-Municipal Tax-Exempt Securities may include securities issued by other investment companies that invest in municipal bonds, to the extent permitted by applicable law. Other Non-Municipal Tax-Exempt Securities could include trust certificates or other instruments evidencing interests in one or more long-term municipal securities.

  Except when acceptable securities are unavailable as determined by the Manager, each Fund, under normal circumstances, will invest at least 65% (80% in the case of the New Jersey Fund) of its total assets in its respective State Municipal Bonds. For temporary defensive purposes or to provide liquidity, each Fund has the authority to invest in tax-exempt or taxable money market obligations with maturities of one year or less (such short-term obligations being referred to herein as "Temporary Investments"), except that taxable Temporary Investments shall not exceed 20% of a Fund's net assets. Each Fund at all times will have at least 80% of its net assets invested in securities exempt from Federal income taxation. However, interest received on certain otherwise tax-exempt securities which are classified as "private activity bonds" (in general, bonds that benefit non-governmental entities) may be subject to an alternative minimum tax. Each Fund may purchase such private activity bonds. See "Distributions and Taxes". In addition, each Fund reserves the right to invest temporarily a greater portion of its assets in Temporary Investments for defensive purposes, when, in the judgment of the Manager, market conditions warrant. The investment objective of each Fund set forth in this paragraph is a fundamental policy of the Fund which may not be changed without a vote of a majority of the outstanding shares of the Fund as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). A Fund's hedging strategies are not fundamental policies and may be modified by the Trustees of the Trust without the approval of the Fund's shareholders.

  Municipal Bonds at times may be purchased or sold on a delayed delivery basis or on a when-issued basis. These transactions arise when securities are purchased or sold by a Fund with payment and delivery taking place in the future, often a month or more after the purchase. The payment obligation and the interest rate are each fixed at the time the buyer enters into the commitment. A Fund only will make commitments to purchase such securities with the intention of actually acquiring the securities, but a Fund (subject to any state or local personal income tax limitations) may sell these securities prior to the settlement date if it is deemed advisable. Purchasing Municipal Bonds on a when-issued basis involves the risk that the yields available in the market when the delivery takes place actually may be higher than those obtained in the transaction itself; if yields so increase, the value of the when-issued obligations generally will decrease. Each Fund will maintain a separate account at its custodian bank consisting of cash, cash equivalents or high-grade, liquid municipal securities or Temporary Investments (valued on a daily basis) equal at all times to the amount of the when-issued commitment.

  The Funds may invest in Municipal Bonds the return on which is based on a particular index of value or interest rates. For example, the Funds may invest in Municipal Bonds that pay interest based on an index of Municipal Bond interest rates or based on the value of gold or some other product. The principal amount payable upon maturity of certain Municipal Bonds also may be based on the value of an index. To the extent the Funds invest in these types of Municipal Bonds, their return on such Municipal Bonds will be subject to risk with respect to the value of the particular index, which may include reduced or eliminated interest payments and losses of invested principal. Also, the Funds may invest in so-called "inverse floating obligations" or "residual interest bonds" on which the interest rates typically vary inversely with a short-term floating rate (which may be reset periodically by a dutch auction, by a remarketing agent or by reference to a short-term tax-exempt interest rate index). The Funds may purchase original issue inverse floating rate bonds in both the primary and secondary markets and also may purchase in the secondary market synthetically-created inverse floating rate bonds evidenced by custodial or trust receipts. Generally, interest rates on inverse floating rate bonds will decrease when short-term rates increase, and will increase when short-term rates decrease. Such securities have the effect of providing a degree of investment leverage, since they may increase or decrease in value in response to changes, as an illustration, in market interest rates at a rate which is a multiple (typically two) of the rate at which fixed-rate, long-term, tax-exempt securities increase or decrease in response to such changes. As a result, the market values of such securities generally will be more volatile than the market values of fixed-rate, tax-exempt securities. To seek to limit the volatility of these securities, the Funds may purchase inverse floating obligations with shorter term maturities or which contain limitations on the extent to which the interest rate may vary. The Manager believes that indexed and inverse floating obligations represent flexible portfolio management instruments for the Funds which allow the Funds to seek potential investment rewards, hedge other portfolio positions or vary the degree of investment leverage relatively efficiently under different market conditions. Certain investments in such obligations may be illiquid. A Fund may not invest in such illiquid obligations if such investments, together with other illiquid investments, would exceed 15% of that Fund's total assets.

  The Funds may purchase a Municipal Bond issuer's right to call all or a portion of such Municipal Bond for mandatory tender for purchase (a "Call Right"). A holder of a Call Right may exercise such right to require a mandatory tender for the purchase of related Municipal Bonds, subject to certain conditions. A Call Right that is not exercised prior to the maturity of the related Municipal Bond will expire without value. The economic effect of holding both the Call Right and the related Municipal Bond is identical to holding a Municipal Bond as a non-callable security. Certain investments in such obligations may be illiquid. A Fund may not invest in such illiquid obligations if such investments, together with other illiquid investments, would exceed 15% of that Fund's total assets.

  A Fund may invest up to 20% of its total assets in Municipal Bonds which are rated below Baa by Moody's or below BBB by Standard & Poor's or Fitch or which, in the Manager's judgment, possess similar credit characteristics ("high yield securities"). See Appendix I--"Ratings of Municipal Bonds"--for additional information regarding ratings of debt securities. The Manager considers the ratings assigned by Standard & Poor's, Moody's or Fitch as one of several factors in its independent credit analysis of issuers.

  High yield securities are considered by Standard & Poor's, Moody's and Fitch to have varying degrees of speculative characteristics. Consequently, although high yield securities can be expected to provide higher yields, such securities may be subject to greater market price fluctuations and risk of loss of principal than lower yielding, higher rated debt securities. Investments in high yield securities will be made only when, in the judgment of the Manager, such securities provide attractive total return potential relative to the risk of such securities, as compared to higher quality debt securities. The Funds generally will not invest in debt securities in the lowest rating categories (those rated CC or lower by Standard & Poor's or Fitch or Ca or lower by Moody's) unless the Manager believes that the financial condition of the issuer or the protection afforded the particular securities is stronger than otherwise would be indicated by such low ratings.

  Issuers or obligors of high yield securities may be highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risks associated with acquiring the securities of such issuers or obligors generally are greater than is the case with higher rated securities. For example, during an economic downturn or a sustained period of rising interest rates, issuers or obligors of high yield securities may be more likely to experience financial stress, especially if such issuers or obligors are highly leveraged. During periods of economic recession, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific issuer developments, or the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of high yield securities because such securities may be unsecured and may be subordinated to other creditors of the issuer.

  High yield securities frequently have call or redemption features that would permit an issuer to repurchase the security from a Fund. If a call were exercised by the issuer during a period of declining interest rates, a Fund likely would have to replace such called security with a lower yielding security, thus decreasing the net investment income to the Fund and dividends to shareholders.

  The Funds may have difficulty disposing of certain high yield securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all high yield securities, there is no established secondary market for many of these securities, and the Funds anticipate that such securities could be sold only to a limited number of dealers or institutional investors. To the extent that a secondary trading market for high yield securities does exist, it generally is not as liquid as the secondary market for higher rated securities. Reduced secondary market liquidity may have an adverse impact on market price and a Fund's ability to dispose of particular issues when necessary to meet the Fund's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. Reduced secondary market liquidity for certain securities also may make it more difficult for a Fund to obtain accurate market quotations for purposes of valuing the Fund's portfolio. Market quotations generally are available on many high yield securities only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

  It is expected that a significant portion of the high yield securities acquired by a Fund will be purchased upon issuance, which may involve special risks because the securities so acquired are new issues. In such instances the Fund may be a substantial purchaser of the issue and therefore have the opportunity to participate in structuring the terms of the offering. Although this may enable a Fund to seek to protect itself against certain of such risks, the considerations discussed herein would nevertheless remain applicable.

  Adverse publicity and investor perceptions, which may not be based on fundamental analysis, also may decrease the value and liquidity of high yield securities, particularly in a thinly traded market. Factors adversely affecting the market value of high yield securities are likely to affect adversely a Fund's net asset value. In addition, a Fund may incur additional expenses to the extent that it is required to seek recovery upon a default on a portfolio holding or participate in the restructuring of the obligation.

              DESCRIPTION OF MUNICIPAL BONDS AND OTHER INVESTMENTS

  Set forth below is a description of the Municipal Bonds and other instruments in which each Fund may invest. A more complete discussion concerning futures and options transactions and Municipal Bonds is set forth under "Investment Objectives and Policies" in the Prospectus. Information with respect to ratings assigned to tax-exempt obligations which the Funds may purchase is set forth in Appendix I to this Statement of Additional Information.

DESCRIPTION OF MUNICIPAL BONDS

  Municipal Bonds include debt obligations issued to obtain funds for various public purposes, including construction of a wide range of public facilities, refunding of outstanding obligations and obtaining of funds for general operating expenses and loans to other public institutions and facilities. In addition, certain types of industrial development bonds or private activity bonds are issued by or on behalf of public authorities to finance or refinance various privately owned or operated facilities, including certain facilities for the local furnishing of electric energy or gas, sewage facilities, solid waste disposal facilities and other specialized facilities. For purposes of this Statement of Additional Information, such obligations are referred to as Municipal Bonds if the interest paid thereon, in the opinion of bond counsel to the issuer, is excluded from gross income for Federal income tax purposes ("exempt from Federal income tax"). Such obligations are referred to herein as State Municipal Bonds if the interest paid thereon is exempt, in the opinion of bond counsel to the issuer, from Federal income taxes, the designated state's personal income taxes and, where applicable, local personal income taxes, and if the Fund's investment in such obligations would not subject

Fund shareholders to intangible personal property taxes in the designated state. Other types of industrial development bonds or private activity bonds, the proceeds of which are used for the construction, equipment or improvement of privately operated industrial or commercial facilities, may constitute Municipal Bonds, although the current Federal tax laws place substantial limitations on the size of such issues.

  The two principal classifications of Municipal Bonds are "general obligation" bonds and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of faith, credit and taxing power for the repayment of principal and the payment of interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special or limited tax or other specific revenue source such as payments from the user of the facility being financed. Industrial development bonds ("IDBs") and private activity bonds, are in most cases revenue bonds and generally do not constitute the pledge of the credit or taxing power of the issuer of such bonds. Generally, the repayment of the principal of and the payment of interest on such bonds depends solely on the ability of the user of the facility financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment, unless a line of credit, bond insurance or other security is furnished. The Funds may invest in Municipal Bonds that are so-called "moral obligation" bonds, which normally are issued by special purpose public authorities and are payable from specific revenue sources. If an issuer of moral obligation bonds is unable to meet its obligations, repayment of such bonds becomes a moral commitment, but not a legal obligation, of the state or municipality in question.

  Municipal Lease Obligations. Also included within the general category of Municipal Bonds are participation certificates issued by government authorities or entities to finance the acquisition or construction of equipment, land and/or facilities. The certificates represent participations in a lease, an installment purchase contract or a conditional sales contract (hereinafter collectively called "lease obligations") relating to such equipment, land or facilities. Although lease obligations do not constitute general obligations of the issuer for which the issuer's unlimited taxing power is pledged, a lease obligation frequently is backed by the issuer's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the issuer has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Certain investments in lease obligations may be illiquid. A Fund may not invest in illiquid lease obligations if such investments, together with all other illiquid investments, would exceed 15% of the Fund's total assets. A Fund, however, may invest without regard to such limitation in lease obligations which the Manager, pursuant to the guidelines which have been adopted by the Board of Trustees and subject to the supervision of the Board of Trustees, determines to be liquid. The Manager will deem lease obligations liquid if they are publicly offered and have received an investment grade rating of Baa or better by Moody's, or BBB or better by Standard & Poor's or Fitch. Unrated lease obligations, or those rated below investment grade, will be considered liquid if the obligations come to the market through an underwritten public offering and at least two dealers are willing to give competitive bids. In reference to the latter, the Manager, among other things, also must review the creditworthiness of the municipality obligated to make payment under the lease obligation and make certain specified determinations based on such factors as the existence of a rating or credit enhancement such as insurance, the frequency of trades or quotes for the obligation and the willingness of dealers to make a market in the obligation.

  Yields on Municipal Bonds are dependent on a variety of factors, including the general condition of the money market and of the municipal bond market, the size of a particular offering, the financial condition of the issuer, the general conditions of the Municipal Bond market, the maturity of the obligation, and the rating of the issue. The ability of a Fund to achieve its investment objective also is dependent on the continuing ability of the issuers of the bonds in which the Fund invests to meet their obligations for the payment of interest and repayment of principal when due. There are variations in the risks involved in holding Municipal Bonds, both within a particular classification and between classifications, depending on numerous factors.

Furthermore, the rights of owners of Municipal Bonds and the obligations of the issuer of such Municipal Bonds may be subject to applicable bankruptcy, insolvency and similar laws and court decisions affecting the rights of creditors generally and to general equitable principles, which may limit the enforcement of certain remedies.

DESCRIPTION OF TEMPORARY INVESTMENTS AND VARIABLE RATE DEMAND OBLIGATIONS

  The Fund may invest in Temporary Investments subject to the limitations set forth under "Investment Objectives and Policies". The tax-exempt money market securities may include municipal notes, municipal commercial paper, municipal bonds with a remaining maturity of less than one year, variable rate demand notes and participations therein. Municipal notes include tax anticipation notes, bond anticipation notes and grant anticipation notes. Anticipation notes are sold as interim financing in anticipation of tax collection, bond sales, government grants or revenue receipts. Municipal commercial paper refers to short-term unsecured promissory notes generally issued to finance short-term credit needs. The taxable money market securities in which the Fund may invest as Temporary Investments consist of U.S. Government securities, U.S. Government agency securities, domestic bank or savings institution certificates of deposit and bankers' acceptances, short-term corporate debt securities such as commercial paper, and repurchase agreements. These Temporary Investments must have a stated maturity not in excess of one year from the date of purchase.

  The Funds also may invest in variable rate demand obligations ("VRDOs"). VRDOs are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand on the part of the holder thereof to receive payment of the unpaid principal balance plus accrued interest upon a short notice period not to exceed seven days. There is, however, the possibility that because of default or insolvency the demand feature of VRDOs and Participating VRDOs, described below, may not be honored. The interest rates are adjustable at intervals (ranging from daily to up to one year) to some prevailing market rate for similar investments, such adjustment formula being calculated to maintain the market value of the VRDOs at approximately the par value of the VRDOs on the adjustment date. The adjustments typically are set at a rate determined by the remarketing agent or based upon the prime rate of a bank or some other appropriate interest rate adjustment index. The Funds may invest in all types of tax-exempt instruments currently outstanding or to be issued in the future which satisfy the short-term maturity and quality standards of the Funds.

  The Funds also may invest in VRDOs in the form of participation interests ("Participating VRDOs") in variable rate tax-exempt obligations held by a financial institution, typically a commercial bank. Participating VRDOs provide the Funds with a specified undivided interest (up to 100%) of the underlying obligation and the right to demand payment of the unpaid principal balance plus accrued interest on the Participating VRDOs from the financial institution upon a specified number of days' notice, not to exceed seven days. In addition, a Participating VRDO is backed by an irrevocable letter of credit or guaranty of the financial institution. The Funds would have an undivided interest in the underlying obligation and thus participate on the same basis as the financial institution in such obligation except that the financial institution typically retains fees out of the interest paid on the obligation for servicing the obligation, providing the letter of credit and issuing the repurchase commitment. The Trust has been advised by its counsel that the Funds should be entitled to treat the income received on Participating VRDOs as interest from tax-exempt obligations.

  VRDOs that contain an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest on a notice period exceeding seven days may be deemed to be illiquid securities. A VRDO with a demand notice period exceeding seven days therefore will be subject to a Fund's restriction on illiquid investments unless, in the judgment of the Trustees, such VRDO is liquid. The Trustees may adopt guidelines and delegate to the Manager the daily function of determining and monitoring liquidity of such VRDOs. The Trustees, however, will retain sufficient oversight and will be ultimately responsible for such determination.

  The Trust has established the following standards with respect to money market securities and VRDOs in which the Funds invest. Commercial paper investments at the time of purchase must be rated A-1+ through A-3 by Standard & Poor's, Prime-1 through Prime-3 by Moody's or F-1+ through F-3 by Fitch or, if not rated, issued by companies having an outstanding debt issue rated at least A by Standard & Poor's, Fitch or Moody's. Investments in corporate bonds and debentures (which must have maturities at the date of purchase of one year or less) must be rated at the time of purchase at least A by Standard & Poor's, Moody's or Fitch. Notes and VRDOs at the time of purchase must be rated SP-1+/A-1 through SP-2/A-3 by Standard & Poor's, MIG-l/VMIG-1 through MIG-4/VMIG-4 by Moody's or F-1+ through F-3 by Fitch. Temporary Investments, if not rated, must be of comparable quality to securities rated in the above rating categories in the opinion of the Manager. A Fund may not invest in any security issued by a commercial bank or a savings institution unless the bank or institution is organized and operating in the United States, has total assets of at least one billion dollars and is a member of the Federal Deposit Insurance Corporation (the "FDIC"), except that up to 10% of a Fund's total assets may be invested in certificates of deposit of small institutions if such certificates are insured fully by the FDIC.

REPURCHASE AGREEMENTS

  As Temporary Investments, the Funds may invest in securities pursuant to repurchase agreements. Repurchase agreements may be entered into only with a member bank of the Federal Reserve System or a primary dealer in U.S. Government securities or an affiliate thereof. Under such agreements, the seller agrees, upon entering into the contract, to repurchase the security from the Fund at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. This results in a fixed rate of return insulated from market fluctuations during such period. In repurchase agreements, the prices at which the trades are conducted do not reflect accrued interest on the underlying obligations. Such agreements usually cover short periods, such as under one week. Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred to the purchaser. In the case of a repurchase agreement, a Fund will require the seller to provide additional collateral if the market value of the securities falls below the repurchase price at any time during the term of the repurchase agreement. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities are not owned by a Fund but only constitute collateral for the seller's obligation to pay the repurchase price. Therefore, a Fund may suffer time delays and incur costs or possible losses in connection with the disposition of the collateral. In the event of a default under such a repurchase agreement, instead of the contractual fixed rate of return, the rate of return to a Fund will depend on intervening fluctuations of the market value of such security and the accrued interest on the security. In such event, a Fund would have rights against the seller for breach of contract with respect to any losses arising from market fluctuations following the failure of the seller to perform. A Fund may not invest in repurchase agreements maturing in more than seven days if such investments, together with all other illiquid investments, would exceed 15% of that Fund's total assets.

  In general, for Federal income tax purposes, repurchase agreements are treated as collateralized loans secured by the securities "sold". Therefore, amounts earned under such agreements will not be considered tax-exempt interest.

FINANCIAL FUTURES CONTRACTS AND OPTIONS

  Reference is made to the discussion concerning futures and options transactions under "Investment Objectives and Policies" in the Prospectus. Set forth below is additional information concerning these transactions.

  As described in the Prospectus, each Fund may purchase and sell exchange-traded financial futures contracts ("financial futures contracts") and options thereon to hedge its portfolio of Municipal Bonds against declines in the value of such securities and to hedge against increases in the cost of securities a Fund intends to purchase. However, any transactions involving financial futures or options (which options may include both puts and calls) will be in accordance with a Fund's investment policies and limitations. To hedge its portfolio, a Fund may take an investment position in a financial futures contract or option thereon which will move in the opposite direction from the portfolio position being hedged. While a Fund's use of hedging strategies is intended to moderate capital changes in portfolio holdings and thereby reduce volatility of the net asset value of Fund shares, each Fund anticipates that its net asset value will fluctuate. Set forth below is information concerning financial futures contracts and options thereon.

  Description of Financial Futures Contracts. A financial futures contract is an agreement between two parties to buy and sell a security, or in the case of an index-based futures contract, to make and accept a cash settlement for a set price on a future date. A majority of transactions in financial futures contracts, however, do not result in the actual delivery of the underlying instrument or cash settlement, but are settled through liquidation, i.e., by entering into an offsetting transaction. Financial futures contracts have been designed by boards of trade which have been designated "contracts markets" by the Commodity Futures Trading Commission (the "CFTC").

  The purchase or sale of a financial futures contract differs from the purchase or sale of a security in that no price or premium is paid or received. Instead, an amount of cash or securities acceptable to the broker and the relevant contract market, which varies, but is generally about 5% of the contract amount, must be deposited with the broker. This amount is known as "initial margin" and represents a "good faith" deposit assuring the performance of both the purchaser and seller under the financial futures contract. Subsequent payments to and from the broker, called "variation margin", are required to be made on a daily basis as the price of the financial futures contract fluctuates making the long and short positions in the financial futures contract more or less valuable, a process known as "mark to the market". At any time prior to the settlement date of the financial futures contract, the position may be closed out by taking an opposite position which will operate to terminate the position in the financial futures contract. A final determination of variation margin is then made, additional cash is required to be paid to or released by the broker, and the purchaser realizes a loss or gain. In addition, a nominal commission is paid on each completed sale transaction.

  The Funds may enter into financial futures contracts based on a long-term municipal bond index developed by the Chicago Board of Trade (the "CBT") and The Bond Buyer (the "Municipal Bond Index"). The Municipal Bond Index is comprised of 40 tax-exempt municipal revenue bonds and general obligation bonds. Each bond included in the Municipal Bond Index must be rated A or higher by Moody's or Standard & Poor's and must have a remaining maturity of 19 years or more. Twice a month new issues satisfying the eligibility requirements are added to, and an equal number of old issues are deleted from, the Municipal Bond Index. The value of the Municipal Bond Index is computed daily according to a formula based on the price of each bond in the Municipal Bond Index, as evaluated by six dealer-to-dealer brokers.

  The Municipal Bond Index financial futures contract is traded only on the CBT. Like other contract markets, the CBT assures performance under financial futures contracts through a clearing corporation, a nonprofit organization managed by the exchange membership which also is responsible for handling daily accounting of deposits or withdrawals of margin.

  As described in the Prospectus, the Funds may purchase and sell financial futures contracts on U.S. Government securities as a hedge against adverse changes in interest rates as described below. With respect to U.S. Government securities, currently there are financial futures contracts based on long-term U.S. Treasury bonds, U.S. Treasury notes, Government National Mortgage Association ("GNMA") Certificates and three-month U.S. Treasury bills. The Funds may purchase and write call and put options on financial futures contracts on U.S. Government securities in connection with their hedging strategies.

  Subject to policies adopted by the Trustees, the Funds also may enter into other financial futures contracts and options thereon, such as financial futures contracts or options on other municipal bond or interest rate indices which may become available if the Manager and the Trustees should determine that there is normally a sufficient correlation between the prices of such financial futures contracts or options thereon and the Municipal Bonds in which the Funds invest to make such hedging appropriate.

  Financial Futures Strategies. A Fund may sell a financial futures contract (i.e., assume a short position) in anticipation of a decline in the value of its investments in Municipal Bonds resulting from an increase in interest rates or otherwise. The risk of decline could be reduced without employing futures as a hedge by selling such Municipal Bonds and either reinvesting the proceeds in securities with shorter maturities or by holding assets in cash. This strategy, however, entails increased transaction costs in the form of dealer spreads and typically would reduce the average yield of a Fund's portfolio securities as a result of the shortening of maturities. The sale of financial futures contracts provides an alternative means of hedging against declines in the value of a Fund's investments in Municipal Bonds. As such values decline, the value of a Fund's positions in the financial futures contracts will tend to increase, thus offsetting all or a portion of the depreciation in the market value of the Fund's Municipal Bond investments which are being hedged. While a Fund will incur commission expenses in selling and closing out financial futures positions, commissions on financial futures contracts are lower than transaction costs incurred in the purchase and sale of Municipal Bonds. In addition, the ability of a Fund to trade in the standardized contracts available in the financial futures contract markets may offer a more effective defensive position than a program to reduce the average maturity of the portfolio securities due to the unique and varied credit and technical characteristics of the municipal debt instruments available to a Fund. Employing financial futures contracts as a hedge also may permit a Fund to assume a defensive posture without reducing the yield on its investments beyond any amounts required to engage in financial futures contract trading.

  When the Funds intend to purchase Municipal Bonds, the Funds may purchase financial futures contracts as a hedge against any increase in the cost of such Municipal Bonds resulting from a decrease in interest rates or otherwise, that may occur before such purchases can be effected. Subject to the degree of correlation between the Municipal Bonds and the financial futures contracts, subsequent increases in the cost of Municipal Bonds should be reflected in the value of the financial futures contracts held by the Funds. As such purchases are made, an equivalent amount of financial futures contracts will be closed out. Due to changing market conditions and interest rate forecasts, however, a financial futures contract position may be terminated without a corresponding purchase of portfolio securities.

  Call Options on Financial Futures Contracts. The Funds also may purchase and sell exchange-traded call and put options on financial futures contracts on U.S. Government securities. The purchase of a call option on a financial futures contract is analogous to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the futures contract on which it is based, or the price of the underlying debt securities, it may or may not be less risky than ownership of the financial futures contract or underlying debt securities. Like the purchase of a financial futures contract, a Fund will purchase a call option on financial futures contracts to hedge against a market advance when such Fund is not fully invested.

  The writing of a call option on a financial futures contract constitutes a partial hedge against declining prices of the securities which are deliverable upon exercise of the financial futures contract. If the futures price at expiration is below the exercise price, a Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in such Fund's portfolio holdings.

  Put Options on Financial Futures Contracts. The purchase of a put option on a financial futures contract is analogous to the purchase of a protective put option on portfolio securities. A Fund will purchase put options on financial futures contracts to hedge such Fund's portfolio against the risk of rising interest rates.

  The writing of a put option on a financial futures contract constitutes a partial hedge against increasing prices of the securities which are deliverable upon exercise of the financial futures contract. If the futures price at expiration is higher than the exercise price, a Fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of Municipal Bonds which such Fund intends to purchase.

  The writer of an option on a financial futures contract is required to deposit initial and variation margin pursuant to requirements similar to those applicable to financial futures contracts. Premiums received from the writing of an option will be included in initial margin. The writing of an option on a financial futures contract involves risks similar to those relating to financial futures contracts.

                               ----------------

  The Trust has received an order from the Securities and Exchange Commission (the "Commission") exempting it from the provisions of Section 17(f) and
Section 18(f) of the 1940 Act, in connection with its strategy of investing in financial futures contracts. Section 17(f) relates to the custody of securities and other assets of an investment company and may be deemed to prohibit certain arrangements between the Trust and commodities brokers with respect to initial and variation margin. Section 18(f) of the 1940 Act prohibits an open-end investment company such as the Trust from issuing a "senior security" other than a borrowing from a bank. The staff of the Commission in the past has indicated that a financial futures contract may be a "senior security" under the 1940 Act.

  Restrictions on Use of Financial Futures Transactions. Regulations of the CFTC applicable to each Fund require that all of a Fund's financial futures transactions constitute bona fide hedging transactions and that a Fund purchase and sell futures contracts and options thereon (i) for bona fide hedging purposes, and (ii) for non-hedging purposes, if the aggregate initial margin and premiums required to establish positions in such contracts and options does not exceed 5% of the liquidation value of the Fund's portfolio assets after taking into account unrealized profits and unrealized losses on any such contracts and options. Each Fund intends to engage in options and futures transactions only for hedging purposes. Margin deposits may consist of cash or securities acceptable to the broker and the relevant contract market.

  When a Fund purchases a financial futures contract or a call option with respect thereto or writes a put option on a futures contract, an amount of cash, cash equivalents or short-term, high-grade, fixed-income securities will be deposited in a segregated account with the Fund's custodian so that the amount so segregated, plus the amount of initial and variation margin held in the account of its broker, equals the market value of the financial futures contract or related option, thereby ensuring that the use of such futures transaction is unleveraged.

  Risk Factors in Financial Futures Contracts and Options Thereon. Investment in financial futures contracts and options thereon involves the risk of imperfect correlation between movements in the price of the financial futures contract and the price of the security being hedged. The hedge will not be fully effective when there is imperfect correlation between the movements in the prices of two financial instruments. For example, if the price of a financial futures contract moves more than the price of the hedged security, a Fund will experience either a loss or gain on the financial futures contract which is not offset completely by movements in the price of the hedged securities. To compensate for imperfect correlations, a Fund may purchase or sell financial futures contracts or options thereon in a greater dollar amount than the hedged securities if the volatility of the hedged securities is historically greater than the volatility of the futures transaction. Conversely, a Fund may purchase or sell fewer financial futures contracts or options thereon if the volatility of the price of the hedged securities is historically less than that of the futures transaction.

  The particular municipal bonds comprising the index underlying the Municipal Bond Index financial futures contract may vary from the Municipal Bonds held by a Fund. As a result, a Fund's ability to hedge effectively all or a portion of the value of its Municipal Bonds through the use of financial futures contracts or options thereon will depend in part on the degree to which price movements in the index underlying the financial futures contract correlate with the price movements of the Municipal Bonds held by a Fund. The correlation may be affected by disparities in the average maturity, ratings, geographical mix or structure of a Fund's investments as compared to those comprising the Municipal Bond Index, and general economic or political factors. In addition, the correlation between movements in the value of the Municipal Bond Index may be subject to change over time as additions to and deletions from the Municipal Bond Index alter its structure. The correlation between financial futures contracts on U.S. Government securities or options thereon and the Municipal Bonds held by a Fund may be affected adversely by similar factors and the risk of imperfect correlation between movements in the prices of financial futures contracts or options thereon and the prices of the Municipal Bonds held by a Fund may be greater.

  Each Fund expects to liquidate a majority of the financial futures contracts it enters into through offsetting transactions on the applicable contract market. There can be no assurance, however, that a liquid secondary market will exist for any particular financial futures contract at any specific time. Thus, it may not be possible to close out a futures position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin. In such situations, if a Fund has insufficient cash, it may be required to sell portfolio securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. The inability to close out financial futures positions also could have an adverse impact on a Fund's ability to hedge effectively its investments in Municipal Bonds. A Fund will enter into a financial futures position only if, in the judgment of the Manager, there appears to be an actively traded secondary market for such financial futures contracts or options thereon.

  The successful use of transactions in financial futures and related options also depends on the ability of the Manager to forecast correctly the direction and extent of interest rate movements within a given time frame. To the extent interest rates remain stable during the period in which a financial futures contract or option is held by a Fund or such rates move in a direction opposite to that anticipated, a Fund may realize a loss on the hedging transaction which is not fully or partially offset by an increase in the value of portfolio securities. As a result, a Fund's total return for such period may be less than if it had not engaged in the hedging transaction.

  Because of low initial margin deposits made on the opening of a financial futures position, financial futures transactions involve substantial leverage. As a result, relatively small movements in the price of the financial futures contracts or related options can result in substantial unrealized gains or losses. Because a Fund will engage in the purchase and sale of financial futures contracts or related options solely for hedging purposes, however, any losses incurred in connection therewith should, if the hedging strategy is successful, be offset in whole or in part by increases in the value of securities held by a Fund or decreases in the price of securities a Fund intends to acquire.

  The amount of risk a Fund assumes when it purchases an option on a financial futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option on a financial futures contract also entails the risk that changes in the value of the underlying financial futures contract will not be reflected fully in the value of the option purchased.

  Municipal Bond Index financial futures contracts only recently have been approved for trading and therefore have little trading history. It is possible that trading in such financial futures contracts will be less liquid than that in other futures contracts. The trading of financial futures contracts also is subject to certain market risks, such as inadequate trading activity, which could at times make it difficult or impossible to liquidate existing positions.

                            INVESTMENT RESTRICTIONS

  The Trust has adopted a number of restrictions and policies relating to the investment of the assets of each Fund and its activities, which are fundamental policies of each Fund and may not be changed without the approval of the holders of a majority of such Fund's outstanding voting securities (which for this purpose and under the 1940 Act means the lesser of (i) 67% of a Fund's shares present at a meeting at which more than 50% of the outstanding shares of that Fund are represented or (ii) more than 50% of such Fund's outstanding shares).

  Under the fundamental investment restrictions, each Fund may not:

  1. Invest more than 25% of its assets, taken at market value, in the securities of issuers in any particular industry (excluding the U.S. Government and its agencies and instrumentalities).

  2. Make investments for the purpose of exercising control or management.

  3. Purchase or sell real estate, except that, to the extent permitted by applicable law, a Fund may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

  4. Make loans to other persons, except that the acquisition of bonds, debentures or other corporate debt securities and investment in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers acceptances, repurchase agreements or any similar instruments shall not be deemed to be the making of a loan, and except further that a Fund may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law and the guidelines set forth in the Trust's Prospectus and Statement of Additional Information, as they may be amended from time to time.

  5. Issue senior securities to the extent such issuance would violate applicable law.

  6. Borrow money, except that (i) a Fund may borrow from banks (as defined in the 1940 Act) in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) a Fund may borrow up to an additional 5% of its total assets for temporary purposes, (iii) a Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities and (iv) a Fund may purchase securities on margin to the extent permitted by applicable law. A Fund may not pledge its assets other than to secure such borrowings or, to the extent permitted by the Trust's investment policies as set forth in its Prospectus and Statement of Additional Information, as they may be amended from time to time, in connection with hedging transactions, short sales, when-issued and forward commitment transactions and similar investment strategies.

  7. Underwrite securities of other issuers except insofar as a Fund technically may be deemed an underwriter under the Securities Act of 1933, as amended (the "Securities Act") in selling portfolio securities.

  8. Purchase or sell commodities or contracts on commodities, except to the extent that a Fund may do so in accordance with applicable law and the Trust's Prospectus and Statement of Additional Information, as they may be amended from time to time, and without registering as a commodity pool operator under the Commodity Exchange Act.

  Under the non-fundamental investment restrictions, a Fund may not:

  a. Purchase securities of other investment companies, except to the extent such purchases are permitted by applicable law.

  b. Make short sales of securities or maintain a short position, except to the extent permitted by applicable law. None of the Funds currently intends to engage in short sales, except short sales "against the box".

  c. Invest in securities which cannot be readily resold because of legal or contractual restrictions or which cannot otherwise be marketed, redeemed or put to the issuer or a third party, if at the time of acquisition more than 15% of its total assets would be invested in such securities. This restriction shall not apply to securities which mature within seven days or securities which the Board of Trustees of the Trust has otherwise determined to be liquid pursuant to applicable law.

  d. Invest in warrants if, at the time of acquisition, its investments in warrants, valued at the lower of cost or market value, would exceed 5% of that Fund's net assets; included within such limitation, but not to exceed 2% of that Fund's net assets, are warrants which are not listed on the New York Stock Exchange or American Stock Exchange or a major foreign exchange. For purposes of this restriction, warrants acquired by a Fund in units or attached to securities may be deemed to be without value.

  e. Invest in securities of companies having a record, together with predecessors, of less than three years of continuous operation, if more than 5% of that Fund's total assets would be invested in such securities. This restriction shall not apply to mortgage-backed securities, asset-backed securities or obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

  f. Purchase or retain the securities of any issuer, if those individual officers and Trustees of the Trust, the officers and general partner of the Manager, the directors of such general partner or the officers and directors of any subsidiary thereof each owning beneficially more than one-half of one percent of the securities of such issuer own in the aggregate more than 5% of the securities of such issuer.

  g. Invest in real estate limited partnership interests or interests in oil, gas or other mineral leases, or exploration or development programs, except that a Fund may invest in securities issued by companies that engage in oil, gas or other mineral exploration or development activities.

  h. Write, purchase or sell puts, calls, straddles, spreads or combinations thereof, except to the extent permitted in the Trust's Prospectus and Statement of Additional Information, as they may be amended from time to time.

  i. Notwithstanding fundamental investment restriction (6) above, borrow amounts in excess of 20% of its total assets, taken at market value (including the amount borrowed), and then only from banks as a temporary measure for extraordinary or emergency purposes [Usually only "leveraged" investment companies may borrow in excess of 5% of their assets; however, each Fund will not borrow to increase income but only to meet redemption requests which might otherwise require untimely disposition of portfolio securities, such as the redemption of Fund shares. No Fund will purchase securities while borrowings are outstanding. Interest paid on such borrowings will reduce net income].

                               ----------------

  Because of the affiliation of Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch") with the Trust, each Fund is prohibited from engaging in certain transactions involving such firm or its affiliates except for brokerage transactions permitted under the 1940 Act involving only usual and customary commissions or transactions pursuant to an exemptive order under the 1940 Act. Included among such restricted transactions will be purchases from or sales to Merrill Lynch of securities in transactions in which it acts as a principal and purchases of securities from underwriting syndicates of which Merrill Lynch is a member. See "Portfolio Transactions". An exemptive order has been obtained which permits the Trust to effect principal transactions with Merrill Lynch in high quality, short-term, tax-exempt securities subject to conditions set forth in such order.

                            MANAGEMENT OF THE TRUST

TRUSTEES AND OFFICERS

  Information about the Trustees, executive officers and the portfolio managers of the Trust, including their ages and their principal occupations for at least the last five years, is set forth below. Unless otherwise noted, the address of each Trustee and executive officer is P.O. Box 9011, Princeton, New Jersey 08543-9011.

  Arthur Zeikel (63)--President and Trustee(1)(2)--President of the Manager (which term, as used herein, includes the Manager's corporate predecessors) since 1977; President of MLAM (which term as used herein includes its corporate predecessors) since 1977; President and Director of Princeton Services, Inc.

("Princeton Services") since 1993; Executive Vice President of Merrill Lynch & Co., Inc. ("ML&Co.") since 1990; Executive Vice President of Merrill Lynch since 1990 and a Senior Vice President thereof from 1985 to 1990; Director of Merrill Lynch Funds Distributor, Inc. ("MLFD" or the "Distributor").

  James H. Bodurtha (51)--Trustee(2)--124 Long Pond Road, Plymouth, Massachusetts 02360. Chairman and Chief Executive Officer, China Enterprise Management Corporation since 1993; Vice President, Bank House International Management Corporation since 1993; Chairman, Berkshire Corporation since 1980; Partner, Squire, Sanders & Dempsey from 1990 to 1993.

  Herbert I. London (56)--Trustee(2)--113-115 University Place, New York, New York 10003. John M. Olin Professor of Humanities, New York University since 1993; Professor, New York University since 1973; Dean, Gallatin Division of New York University from 1978 to 1993; Distinguished Fellow, Herman Kahn Chair, Hudson Institute from 1984 to 1985; Trustee, Hudson Institute since 1980; Director, Damon Corporation since 1991; Overseer, Center for Naval Analyses from 1983 to 1993.

  Robert R. Martin (68)--Trustee(2)--513 Grand Hill, St. Paul, Minnesota 55102. Director, WTC Industries, Inc. since 1994 and Chairman thereof in 1994; Chairman and Chief Executive Officer, Kinnard Investments, Inc. from 1990 to 1993; Executive Vice President, Dain Bosworth, Inc. from 1974 to 1989; Director, Carnegie Capital Management from 1977 to 1985 and Chairman thereof in 1979; Director, Securities Industry Association from 1981 to 1982 and Public Securities Association from 1979 to 1980; Trustee, Northland College since 1992.

  Joseph L. May (66)--Trustee(2)--424 Church Street, Suite 2000, Nashville, Tennessee 37219. Attorney in private practice since 1984; President, May and Athens Hosiery Mills Division, Wayne-Gossard Corporation from 1954 to 1983; Vice President, Wayne-Gossard Corporation from 1972 to 1983; Chairman, The May Corporation (personal holding company) from 1972 to 1983; Director, Signal Apparel Co. from 1972 to 1989.

  Andre F. Perold (43)--Trustee(2)--Morgan Hall, Soldiers Field, Boston, Massachusetts 02163. Professor, Harvard Business School since 1989 and Associate Professor from 1983 to 1989; Trustee, The Common Fund, since 1989; Director, Quantec Limited since 1991 and Teknekron Software Systems since 1994.

  Terry K. Glenn (55)--Executive Vice President(1)(2)--Executive Vice President of the Manager and of MLAM since 1983; Executive Vice President and Director of Princeton Services since 1993; President of the Distributor since 1986 and Director thereof since 1991.

  Vincent R. Giordano (51)--Senior Vice President and Portfolio Manager(1)(2)-- Portfolio Manager of the Manager and MLAM since 1977 and Senior Vice President of the Manager and MLAM since 1984; Vice President of MLAM from 1980 to 1984; Senior Vice President of Princeton Services since 1993.

  Joseph Andrews (35)--Vice President and Portfolio Manager(1)(2)--Vice President of the Manager and of MLAM since 1991.

  Peter J. Hayes (36)--Vice President and Portfolio Manager(1)(2)--Vice President of MLAM since 1989 and Assistant Vice President of MLAM from 1987 to 1989.

  Marie Sheehan (35)--Vice President and Portfolio Manager(1)(2)--Vice President of the Manager and of MLAM since 1991.

  Donald C. Burke (35)--Vice President(1)(2)--Vice President and Director of Taxation of MLAM since 1990; Employee of Deloitte & Touche LLP from 1982 to 1990.

  Gerald M. Richard (46)--Treasurer(1)(2)--Senior Vice President and Treasurer of the Manager and MLAM since 1984; Senior Vice President and Treasurer of Princeton Services since 1993; Treasurer of the Distributor since 1984 and a Vice President thereof since 1981.

  Robert Harris (43)--Secretary(1)(2)--Vice President of MLAM since 1984; Secretary of the Distributor since 1982.
--------
(1) Interested person, as defined in the 1940 Act, of the Trust.

(2) Such Trustee or officer is a director, trustee or officer of certain other investment companies for which the Manager or MLAM acts as investment adviser or manager.

  At September 29, 1995, the Trustees and officers of the Trust as a group (14 persons) owned an aggregate of less than 1% of the outstanding shares of Common Stock of ML&Co. and owned an aggregate of less than 1% of the outstanding shares of any Fund, except that an officer of the Trust owns Class A shares representing approximately 11.16% of the New Jersey Fund Class A shares (2.84% of the aggregate outstanding shares of the New Jersey Fund).

COMPENSATION OF TRUSTEES

  The Trust pays each Trustee not affiliated with the Manager a fee of $5,000 per year plus $500 per meeting attended, together with such Trustee's actual out-of-pocket expenses relating to attendance at meetings. The Trust also pays members of its Audit Committee, which consists of all of the non-affiliated Trustees, an additional fee of $1,000 per year plus $250 per meeting attended. Fees and expenses paid to unaffiliated Trustees aggregated $53,459 for the year ended July 31, 1995, and were allocated to each Fund on the basis of the relative asset size of each Fund: Arizona Fund, $3,352; California Fund, $6,326; Florida Fund, $14,121; Massachusetts Fund, $6,108; Michigan Fund, $2,616; New Jersey Fund, $5,828; New York Fund, $6,409 and Pennsylvania Fund, $8,699.

  The following table sets forth for the fiscal year ended July 31, 1995, compensation paid by the Trust to the non-affiliated Trustees and for the calendar year ended December 31, 1994, the aggregate compensation paid by all investment companies (including the Trust) advised by FAM and its affiliate, MLAM ("FAM/MLAM Advised Funds") to the non-affiliated Trustees:

                                                                   AGGREGATE
                                                                  COMPENSATION
                                                   PENSION OR    FROM TRUST AND
                                                   RETIREMENT        OTHER
                                                    BENEFITS        FAM/MLAM
                                                   ACCRUED AS    ADVISED FUNDS
                                    COMPENSATION PART OF TRUST'S    PAID TO
NAME OF TRUSTEE                      FROM TRUST     EXPENSES      TRUSTEE/(1)/
---------------                     ------------ --------------- --------------
James H. Bodurtha..................    $9,750*        None          $168,250*
Herbert I. London..................    $9,750         None          $168,250
Robert R. Martin...................    $9,750         None          $168,250
Joseph L. May......................    $9,750         None          $168,250
Andre F. Perold....................    $9,750         None          $168,250

--------

/(1)/ In addition to the Trust, the Trustees serve on the boards of other
      FAM/MLAM Advised Funds as follows: Mr. Bodurtha (46 funds); Mr. London (46 funds); Mr. Martin (46 funds); Mr. May (46 funds); and Mr. Perold (46 funds).

 * $9,750 and $168,250 represent the amounts Mr. Bodurtha would have received if he had been a Trustee for the entire calendar year ended December 31, 1994. Mr. Bodurtha was elected to the Trust's Board of Trustees effective June 1995.

MANAGEMENT AND ADVISORY ARRANGEMENTS

  Reference is made to "Management of the Trust--Management and Advisory Arrangements" in the Prospectus for certain information concerning the management and advisory arrangements of the Funds.

  Securities held by the Funds also may be held by, or be appropriate investments for, other funds or investment advisory clients of the Manager or its affiliates (collectively, the "clients"). Because of different objectives or other factors, a particular security may be bought for one or more clients when one or more clients are selling the same security. If the Manager or its affiliates purchase or sell securities for the Funds or other funds for which they act as manager or for their advisory clients and such sales or purchases arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds and clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of the Manager or its affiliates during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

  Pursuant to separate management agreements between the Trust on behalf of each Fund and the Manager (each a "Management Agreement"), the Manager receives for its services to each Fund monthly compensation based upon the average daily net assets of that Fund at the annual rate of 0.35% of the average daily net assets of that Fund.

  California imposes limitations on the expenses of each Fund. These annual expense limitations require that the Manager reimburse each Fund in an amount necessary to prevent that Fund's aggregate ordinary operating expenses (excluding taxes, brokerage fees and commissions, distribution fees and extraordinary charges such as litigation costs) from exceeding in any fiscal year 2.5% of the Fund's first $30,000,000 of average net assets, 2.0% of the next $70,000,000 of average net assets and 1.5% of the remaining average net assets. The Manager's obligation to reimburse the Funds is limited to the amount of the management fee. Expenses not covered by this limitation are interest, taxes, brokerage commissions and other items such as extraordinary legal expenses. No fee payment will be made to the Manager by any Fund during any fiscal year which will cause such expenses of that Fund to exceed expense limitations at the time of such payment.

  The table below sets forth for the year ended July 31, 1995, the total advisory fee paid by each Fund to the Manager:

         FUND                                                    FEE AMOUNT ($)
         ----                                                    --------------
   Arizona Fund.................................................     26,468
   California Fund..............................................     52,287
   Florida Fund.................................................    112,421
   Massachusetts Fund...........................................     41,496
   Michigan Fund................................................     19,277
   New Jersey Fund..............................................     39,629
   New York Fund................................................     52,164
   Pennsylvania Fund............................................     34,403

  The Manager was not required to reimburse any of the Funds pursuant to the applicable expense limitation provisions during the period from November 26, 1993 (commencement of operations) to July 31, 1994 or during the year ended July 31, 1995.

  Each Management Agreement obligates the Manager to provide investment advisory services to the related Fund and to pay all compensation of and furnish office space for officers and employees of the Trust connected with investment and economic research, trading and investment management of the Trust, as well as the fees of all Trustees of the Trust who are affiliated persons of ML&Co. or any of its affiliates. Each Fund pays all other expenses incurred in its operation and a portion of the Trust's general administrative expenses allocated pro rata on the basis of the asset size of the respective Series of the Trust ("Series"), including the Funds and any additional Series added in the future. Expenses that will be borne directly by the Series include, among other things, redemption expenses, expenses of portfolio transactions, expenses of registering the shares under Federal and state securities laws, pricing costs (including the daily calculation of net asset value), expenses of printing shareholder reports, prospectuses and statements of additional information (except to the extent paid by the Distributor as described below), fees for legal and auditing services, Commission fees, interest, certain taxes, and other expenses attributable to a particular Series. Expenses which will be allocated on the basis of asset size of the respective Series include fees and expenses of unaffiliated Trustees, state franchise taxes, costs of printing proxies and other expenses related to shareholder meetings, and other expenses properly payable by the Trust. The organizational expenses of the Trust were paid by the Trust, and as additional Series are added to the Trust, the organizational expenses are allocated among the Series in a manner deemed equitable by the Trustees. Depending upon the nature of a lawsuit, litigation costs may be assessed to the specific Series to which the lawsuit relates or allocated on the basis of the asset size of the respective Series. The Trustees have determined that this is an appropriate method of allocation of expenses. Accounting services are provided to the Funds by the Manager and each Fund reimburses the Manager for the Manager's costs in connection with such services. For the fiscal year ended July 31, 1995, each Fund paid the Manager the following amount for accounting services: Arizona Fund, $36,140; California Fund, $50,033; Florida Fund, $32,012; Massachusetts Fund, $49,502; Michigan Fund, $19,568; New Jersey Fund, $36,998; New York Fund, $3,623 and Pennsylvania Fund, $15,577. As required by the Funds' distribution agreements, the Distributor will pay the promotional expenses of the Funds incurred in connection with the offering of shares of the Funds. Certain expenses in connection with account maintenance and the distribution of Class B, Class C and Class D shares will be financed by the Funds pursuant to Distribution Plans in compliance with Rule 12b-1 under the 1940 Act. See "Purchase of Shares--Distribution Plans".

  The Manager is a limited partnership, the partners of which are ML&Co. and Princeton Services. ML&Co. and Princeton Services are "controlling persons" of the Manager as defined under the 1940 Act because of their ownership of the Manager's voting securities or their power to exercise a controlling influence over the Manager's management or policies.

  Duration and Termination. Unless earlier terminated as described below, the Management Agreements will remain in effect from year to year if approved annually (a) by the Trustees of the Trust or by a majority of the outstanding shares of the Funds and (b) by a majority of the Trustees who are not parties to such contract or interested persons (as defined in the 1940 Act) of any such party. Such contracts are not assignable and may be terminated without penalty on 60 days' written notice at the option of either party thereto or by vote of the shareholders of the Funds.

                              PURCHASE OF SHARES

  Reference is made to "Purchase of Shares" in the Prospectus for certain information as to the purchase of shares of each Fund.

  Each Fund issues four classes of shares under the Merrill Lynch Select Pricing SM System: shares of Class A and Class D are sold to investors choosing the initial sales charge alternatives and shares of Class B are sold to investors choosing the deferred sales charge alternative. Class C shares of the Funds are not available for purchase but will be issued only pursuant to the exchange privilege to holders of Class C shares of other MLAM-advised mutual funds who elect to exchange Class C shares of such other MLAM-advised mutual fund for Class C shares of one of the Funds. Each Class A, Class B, Class C and Class D share of each Fund represents an identical interest in the investment portfolio of that Fund and has the same rights, except that Class B, Class C and Class D shares of a Fund bear the expenses of the ongoing account maintenance fees, and Class B and Class C shares bear the expenses of the deferred sales charge arrangements of that Fund and the additional incremental transfer agency costs resulting from the deferred sales charge arrangements. Class B, Class C and Class D shares each have exclusive voting rights with respect to the Rule 12b-1 distribution plan adopted with respect to such class pursuant to which account maintenance and/or distribution fees are paid. Each class has different exchange privileges. See "Shareholder Services--Exchange Privilege".

  The Merrill Lynch Select Pricing SM System is used by more than 50 mutual funds advised by the Manager or its affiliate, MLAM. Funds advised by the Manager or MLAM are referred to herein as "MLAM-advised mutual funds".

  On behalf of each Fund, the Trust entered into a separate distribution agreement with the Distributor in connection with the continuous offerings of each class of shares of such Fund (each a "Distribution Agreement"). Each Distribution Agreement obligates the Distributor to pay certain expenses in connection with the offering of each class of shares of the related Fund. After the prospectuses, statements of additional information and periodic reports have been prepared, set in type and mailed to shareholders, the Distributor pays for the printing and distribution of copies thereof used in connection with the offering to dealers and prospective investors. The Distributor also pays for other supplementary sales literature and advertising costs. The Distribution Agreements are subject to the same renewal requirements and termination provisions as the Management Agreements described above.

INITIAL SALES CHARGE ALTERNATIVES--CLASS A AND CLASS D SHARES

  The gross sales charges and the amounts of such charges received by the Distributor and Merrill Lynch for Class A shares for each of the Funds for the year ended July 31, 1995 are set forth below:

                                 CLASS A     AMOUNT       AMOUNT        CDSCS
                               GROSS SALES   PAID TO      PAID TO      PAID TO
  FUND                           CHARGES   DISTRIBUTOR MERRILL LYNCH DISTRIBUTOR
  ----                         ----------- ----------- ------------- -----------
Arizona Fund..................   $ 1,026     $  101       $   925          --
California Fund...............   $   754     $   83       $   671          --
Florida Fund..................   $ 2,628     $  154       $ 2,474      $ 2,894
Massachusetts Fund............   $ 1,544     $  284       $ 1,260      $10,565
Michigan Fund.................   $   915     $   56       $   859          --
New Jersey Fund...............   $   451     $   30       $   421          --
New York Fund.................   $ 5,190     $  157       $ 5,033          --
Pennsylvania Fund.............   $    79     $    9       $    70          --

  The gross sales charges and the amounts of such charges received by the Distributor and Merrill Lynch for Class D shares for each of the Funds for the period October 21, 1994 (commencement of operations) to July 31, 1995 are set forth below:

                                 CLASS D     AMOUNT       AMOUNT        CDSCS
                               GROSS SALES   PAID TO      PAID TO      PAID TO
  FUND                           CHARGES   DISTRIBUTOR MERRILL LYNCH DISTRIBUTOR
  ----                         ----------- ----------- ------------- -----------
Arizona Fund..................   $    98     $    3       $    95          --
California Fund...............   $ 2,145     $  115       $ 2,030          --
Florida Fund..................   $12,063     $1,099       $10,964          --
Massachusetts Fund............   $    64     $   33       $    31          --
Michigan Fund.................   $   888     $   91       $   797          --
New Jersey Fund...............   $ 2,108     $  222       $ 1,886          --
New York Fund ................   $ 3,877     $  232       $ 3,645          --
Pennsylvania Fund.............   $ 1,198     $   49       $ 1,149          --

  The term "purchase", as used in the Prospectus and in this Statement of Additional Information in connection with an investment in Class A and Class D shares of a Fund, refers to a single purchase by an individual, or to concurrent purchases, which in the aggregate are at least equal to the prescribed amounts, by an individual, his or her spouse and their children under the age of 21 years purchasing shares for his or her or their own account and to single purchases by a trustee or other fiduciary purchasing shares for a single trust estate or single fiduciary account although more than one beneficiary is involved. The term "purchase" also includes purchases by any "company", as that term is defined in the 1940 Act, but does not include purchases by any such company which has not been in existence for at least six months or which has no purpose other than the purchase of shares of the Fund or shares of other registered investment companies at a discount; provided, however, that it shall not include purchases by any group of individuals whose sole organizational nexus is that the participants therein are credit cardholders of a company, policyholders of an insurance company, customers of either a bank or broker-dealer or clients of an investment adviser.

REDUCED INITIAL SALES CHARGES--CLASS A AND CLASS D SHARES

  Right of Accumulation. Reduced sales charges are applicable through a right of accumulation under which eligible investors are permitted to purchase shares of a Fund subject to an initial sales charge at the offering price applicable to the total of (a) the public offering price of the shares then being purchased plus (b) an amount equal to the then current net asset value or cost, whichever is higher, of the purchaser's combined holdings of all classes of shares of a Fund and of other MLAM-advised mutual funds. For any such right of accumulation to be made available, the Distributor must be provided at the time of purchase, by the purchaser or the purchaser's securities dealer, with sufficient information to permit confirmation of qualification. Acceptance of the purchase order is subject to such confirmation. The right of accumulation may be amended or terminated at any time. Shares held in the name of a nominee or custodian under pension, profit-sharing, or other employee benefit plans may not be combined with other shares to qualify for the right of accumulation.

  Letter of Intention. Reduced sales charges are applicable to purchases aggregating $100,000 or more of the Class A or Class D shares of a Fund or any other MLAM-advised mutual funds within a 13-month period starting with the first purchase pursuant to a Letter of Intention in the form provided in the Prospectus. The Letter of Intention is available only to investors whose accounts are maintained at the Trust's transfer agent. The Letter of Intention is not available to employee benefit plans for which Merrill Lynch provides plan participant record keeping services. The Letter of Intention is not a binding obligation to purchase any amount of Class A or Class D shares of any Fund; however, its execution will result in the purchaser paying a lower sales charge at the appropriate quantity purchase level. A purchase not originally made pursuant to a Letter of Intention may be included under a subsequent Letter of Intention executed within 90 days of such purchase if the Distributor is informed in writing of this intent within such 90-day period. The value of Class A and Class D shares of a Fund and of other MLAM-advised mutual funds presently held, at cost or maximum offering price (whichever is higher), on the date of the first purchase under the Letter of Intention, may be included as a credit toward the completion of such Letter, but the reduced sales charge applicable to the amount covered by such Letter will be applied only to new purchases. If the total amount of shares does not equal the amount stated in the Letter of Intention (minimum of $100,000), the investor will be notified and must pay, within 20 days of the expiration of such Letter, the difference between the sales charge on the Class A or Class D shares of the Fund purchased at the reduced rate and the sales charge applicable to the shares of the Fund actually purchased through the Letter. Class A or Class D shares of the Fund equal to at least five percent of the intended amount will be held in escrow during the 13-month period (while remaining registered in the name of the purchaser) for this purpose. The first purchase under the Letter of Intention must be at least five percent of the dollar amount of such Letter. If during the term of such Letter, a purchase brings the total amount invested to an amount equal to or in excess of the amount indicated in the Letter, the purchaser will be entitled on that purchase and subsequent purchases to the reduced percentage sales charge which would be applicable to a single purchase equal to the total dollar value of the Class A or Class D shares then being purchased under such Letter, but there will be no retroactive reduction of the sales charges on any previous purchase. The value of any shares redeemed or otherwise disposed of by the purchaser prior to termination or completion of the Letter of Intention will be deducted from the total purchases made under such Letter. An exchange from a MLAM-advised money market fund into a Fund that creates a sales charge will count toward completing a new or existing Letter of Intention to the Fund.

  Employee Access AccountsSM. Class A or Class D shares are offered at net asset value to Employee Access AccountsSM available through employers that provide employer sponsored retirement or savings plans that are eligible to purchase such shares at net asset value. The initial minimum for such accounts is $500, except that the initial minimum for shares purchased for such accounts pursuant to the Automatic Investment Program is $50.

  TMA SM Managed Trusts. Class A shares are offered to TMA SM Managed Trusts to which Merrill Lynch Trust Company provides discretionary trustee services at net asset value.

  Purchase Privilege of Certain Persons. Trustees of the Trust, members of the Boards of other MLAM-advised investment companies, ML&Co. and its subsidiaries (the term "subsidiaries" when used herein with respect to ML&Co. includes MLAM, FAM and certain other entities directly or indirectly wholly owned or controlled by ML&Co.), and their directors and employees, and any trust, pension, profit-sharing or other benefit plan for such persons, may purchase Class A shares of a Fund at net asset value. Under such programs, a Fund realizes economies of scale and reduction of sales-related expenses by virtue of familiarity with the Fund.

  Class D shares of each Fund are offered at net asset value, without sales charge, to an investor who has a business relationship with a financial consultant who joined Merrill Lynch from another investment firm within six months prior to the date of purchase by such investor, if the following conditions are satisfied: first, the investor must advise Merrill Lynch that it will purchase Class D shares of the Fund with proceeds from a redemption of a mutual fund that was sponsored by the financial consultant's previous firm and was subject to a sales charge either at the time of purchase or on a deferred basis; and second, the investor also must establish that such redemption had been made within 60 days prior to the investment in the Fund, and the proceeds from the redemption had been maintained in the interim in cash or a money market fund.

  Class D shares of the Fund are also offered at net asset value, without sales charge, to an investor who has a business relationship with a Merrill Lynch financial consultant and who has invested in a mutual fund for which Merrill Lynch has not served as a selected dealer if the following conditions are satisfied: first, the investor must advise Merrill Lynch that it will purchase Class D shares of the Fund with proceeds from the redemption of shares of such other mutual fund and that such shares have been outstanding for a period of no less than six months; and second, such purchase of Class D shares must be made within 60 days after the redemption and the proceeds from the redemption must be maintained in the interim in cash or a money market fund.

  Class D shares of the Fund are offered at net asset value, without sales charge, to an investor who has a business relationship with a Merrill Lynch financial consultant and who has invested in a mutual fund sponsored by a non-Merrill Lynch company for which Merrill Lynch has served as a selected dealer and where Merrill Lynch has either received or given notice that such arrangement will be terminated ("notice"), if the following conditions are satisfied: first, the investor must purchase Class D shares of the Fund with proceeds from a redemption of shares of such other mutual fund and the shares of such other fund were subject to a sales charge either at the time of purchase or on a deferred basis; and second, such purchase of Class D shares must be made within 90 days after such notice.

  Closed-End Fund Investment Option. Class A shares of each Fund and other MLAM-advised mutual funds ("Eligible Class A shares") are offered at net asset value to shareholders of certain closed-end funds advised by the Manager or MLAM who purchased such closed-end fund shares prior to October 21, 1994, the date the Merrill Lynch Select PricingSM System commenced operations, and wish to reinvest the net proceeds of a sale of their closed-end fund shares of common stock in Eligible Class A shares, if the conditions set forth below are satisfied. Alternatively, closed-end fund shareholders who purchased such shares on or after October 21, 1994 and wish to reinvest the net proceeds from a sale of their closed-end fund shares are offered Class A shares (if eligible to purchase Class A shares) or Class D shares of each Fund and other MLAM-advised mutual funds ("Eligible Class D shares"), if the following conditions are met. First, the sale of closed-end fund shares must be made through Merrill Lynch, and the net proceeds therefrom must be reinvested immediately in Eligible Class A or Class D shares. Second, the closed-end fund shares must either have been acquired in the initial public offering or be shares representing dividends from shares of common stock acquired in such offering. Third, the closed-end fund shares must have been maintained continuously in a Merrill Lynch securities account. Fourth, there must be a minimum purchase of $250 to be eligible for the investment option. Class A shares of each Fund are offered at net asset value to shareholders of Merrill Lynch Senior Floating Rate Fund, Inc. ("Senior Floating Rate Fund") who wish to reinvest the net proceeds from a sale of certain of their shares of common stock of Senior Floating Rate Fund in shares of the Fund. In order to exercise this investment option, Senior Floating Rate Fund shareholders must sell their Senior Floating Rate Fund shares to Senior Floating Rate Fund in connection with a tender offer conducted by Senior Floating Rate Fund and reinvest the proceeds immediately in the Fund. This investment option is available only with respect to the proceeds of Senior Floating Rate Fund shares as to which no Early Withdrawal Charge (as defined in the Senior Floating Rate Fund prospectus) is applicable. Purchase orders from Senior Floating Rate Fund shareholders wishing to exercise this investment option will be accepted only on the day that the related Senior Floating Rate Fund tender offer terminates and will be effected at the net asset value of the Fund on such day. Similarly, Class D shares of the Funds are offered at net asset value to shareholders of Merrill Lynch Municipal Strategy Fund, Inc. ("Municipal Strategy Fund") who wish to purchase shares of a Fund with the net proceeds from a sale of certain of their shares of common stock of Municipal Strategy Fund pursuant to a tender offer by Municipal Strategy Fund. This investment option is available only with respect to the proceeds of Municipal Strategy Fund shares as to which no CDSC (as defined in the Municipal Strategy Fund prospectus) is applicable.

  Acquisition of Certain Investment Companies. The public offering price of Class D shares of a Fund may be reduced to the net asset value per Class D share of that Fund in connection with the acquisition of the assets of or merger or consolidation with a personal holding company or a public or private investment company. The value of the assets or company acquired in a tax-free transaction may be adjusted in appropriate cases to reduce possible adverse tax consequences to each Fund which might result from an acquisition of assets having net unrealized appreciation which is disproportionately higher at the time of acquisition than the realized or unrealized appreciation of each Fund. The issuance of Class D shares for consideration other than cash is limited to bona fide reorganizations, statutory mergers or other acquisitions of portfolio securities which (i) meet the investment objectives and policies of the related Fund; (ii) are acquired for investment and not for resale (subject to the understanding that the disposition of a Fund's portfolio securities shall at all times remain within its control); and (iii) are liquid securities, the value of which is readily ascertainable, which are not restricted as to transfer either by law or liquidity of market (except that a Fund may acquire through such transactions restricted or illiquid securities to the extent the Fund does not exceed the applicable limits for that Fund on acquisition of such securities set forth under "Investment Objectives and Policies" herein).

  Reductions in or exemptions from the imposition of a sales load are due to the nature of the investors and/or the reduced sales efforts that will be needed in obtaining such investments.

DISTRIBUTION PLANS

  Reference is made to "Purchase of Shares--Distribution Plans" in the Prospectus for certain information with respect to the separate distribution plans of each Fund for Class B, Class C and Class D shares pursuant to Rule 12b-1 under the 1940 Act (each a "Distribution Plan") with respect to the account maintenance and/or distribution fees paid by the Funds to the Distributor with respect to such classes.

  Payments of the account maintenance fees and/or distribution fees are subject to the provisions of Rule 12b-1 under the 1940 Act. Among other things, each Distribution Plan provides that the Distributor shall provide and the Trustees shall review quarterly reports of the disbursement of the account maintenance fees and/or distribution fees paid by each Fund to the Distributor. In their consideration of each of the Distribution Plans, the Trustees must consider all factors they deem relevant, including information as to the benefits of each Distribution Plan to its Fund and its related class of shareholders. Each Distribution Plan further provides that, so long as the Distribution Plan remains in effect, the selection and nomination of Trustees who are not "interested persons" of the Trust, as defined in the 1940 Act (the "Independent Trustees"), shall be committed to the discretion of the Independent Trustees then in office. In separately approving each Distribution Plan in accordance with Rule 12b-1, the Independent Trustees concluded that there is a reasonable likelihood that such Distribution Plan will benefit the related Fund and its related class of shareholders. Any Distribution Plan can be terminated at any time, without penalty, by the vote of a majority of the Independent Trustees or by the vote of the holders of a majority of the outstanding related class of voting securities of the related Fund. No Distribution Plan can be amended to increase materially the amount to be spent by the related Fund without approval by the related class of shareholders of that Fund, and all material amendments are required to be approved by the vote of Trustees, including a majority of the Independent Trustees who have no direct or indirect financial interest in the Distribution Plan, cast in person at a meeting called for that purpose. Rule 12b-1 further requires that the Trust preserve copies of each Distribution Plan and any report made pursuant to such plan for a period of not less than six years from the date of such Distribution Plan or such report, the first two years in an easily accessible place.

LIMITATIONS ON THE PAYMENT OF DEFERRED SALES CHARGES

  The maximum sales charge rule in the Rules of Fair Practice of the National Association of Securities Dealers, Inc. ("NASD") imposes a limitation on certain asset-based sales charges such as the distribution fee and the contingent deferred sales charge ("CDSC") borne by the Class B shares of each Fund but not the account maintenance fee. The maximum sales charge rule is applied separately to each class. As applicable to each Fund, the maximum sales charge rule limits the aggregate of distribution fee payments and CDSCs payable by each Fund to (1) 6.25% of eligible gross sales of Class B shares of that Fund (defined to exclude shares issued pursuant to dividend reinvestments and exchanges) plus (2) interest on the unpaid balance for the respective class, computed separately, at the prime rate plus 1% (the unpaid balance being the maximum amount payable minus amounts received from the payment of the distribution fee and the CDSC of that Fund). In connection with the Class B shares, the Distributor has voluntarily agreed to waive interest charges on the unpaid balance in excess of 0.50% of eligible gross sales. Consequently, the maximum amount payable to the Distributor in connection with each Fund (referred to as the "voluntary maximum") in connection with the Class B shares is 6.75% of eligible gross sales of that Fund. The Distributor retains the right to stop waiving the interest charges at any time. To the extent a Fund's payments would exceed the voluntary maximum, such Fund will not make further payments of the distribution fee with respect to Class B shares, and any CDSCs will be paid to the Fund rather than to the Distributor; however, such Fund will continue to make payments of the account maintenance fee. In certain circumstances the amount payable pursuant to the voluntary maximum may exceed the amount payable under the NASD formula. In such circumstances payment in excess of the amount payable under the NASD formula will not be made.

  The following table sets forth comparative information as of July 31, 1995 with respect to the Class B shares of each of the Funds indicating the maximum allowable payments that can be made under the NASD maximum sales charge rule and the Distributor's voluntary maximum for the period November 26, 1993 (commencement of operations) to July 31, 1995. No information is presented for the Class C shares of the Funds because Class C shares are not available for purchase but will be issued only pursuant to the exchange privilege to holders of Class C shares of other MLAM-advised mutual funds who elect to exchange Class C shares of such other MLAM-advised mutual fund for Class C shares of one of the Funds.

                                              DATA CALCULATED AS OF JULY 31, 1995
                         ------------------------------------------------------------------------------
                                                         (IN THOUSANDS)
                                                                                             ANNUAL
                                  ALLOWABLE  ALLOWABLE             AMOUNTS                DISTRIBUTION
                         ELIGIBLE AGGREGATE INTEREST ON MAXIMUM   PREVIOUSLY   AGGREGATE     FEE AT
                          GROSS     SALES     UNPAID    AMOUNT     PAID TO      UNPAID    CURRENT NET
                         SALES(1)  CHARGES  BALANCE(2)  PAYABLE DISTRIBUTOR(3)  BALANCE  ASSET LEVEL(4)
                         -------- --------- ----------- ------- -------------- --------- --------------
Arizona Fund
Under NASD Rule as
 Adopted................ $ 6,506   $  407      $ 50     $  457       $ 33       $  424        $10
Under Distributor's
 Voluntary Waiver....... $ 6,506   $  407      $ 33     $  440       $ 33       $  406        $10
California Fund
Under NASD Rule as
 Adopted................ $11,325   $  708      $ 95     $  803       $ 47       $  756        $21
Under Distributor's
 Voluntary Waiver....... $11,325   $  708      $ 57     $  765       $ 47       $  717        $21
Florida Fund
Under NASD Rule as
 Adopted................ $20,293   $1,268      $165     $1,433       $281       $1,152        $32
Under Distributor's
 Voluntary Waiver....... $20,293   $1,268      $101     $1,369       $281       $1,088        $32
Massachusetts Fund
Under NASD Rule as
 Adopted................ $ 8,857   $  554      $ 75     $  629       $ 45       $  584        $10
Under Distributor's
 Voluntary Waiver....... $ 8,857   $  554      $ 44     $  598       $ 45       $  553        $10
Michigan Fund
Under NASD Rule as
 Adopted................ $ 3,031   $  189      $ 25     $  214       $ 16       $  199        $ 5
Under Distributor's
 Voluntary Waiver....... $ 3,031   $  189      $ 15     $  204       $ 16       $  189        $ 5
New Jersey Fund
Under NASD Rule as
 Adopted................ $10,043   $  628      $ 77     $  705       $ 38       $  667        $15
Under Distributor's
 Voluntary Waiver....... $10,043   $  628      $ 50     $  678       $ 38       $  640        $15
New York Fund
Under NASD Rule as
 Adopted................ $10,344   $  646      $ 87     $  733       $ 47       $  687        $18
Under Distributor's
 Voluntary Waiver....... $10,344   $  646      $ 52     $  698       $ 47       $  652        $18
Pennsylvania Fund
Under NASD Rule as
 Adopted................ $ 9,833   $  615      $ 85     $  700       $ 45       $  654        $15
Under Distributor's
 Voluntary Waiver....... $ 9,833   $  615      $ 49     $  664       $ 45       $  619        $15

--------

(1) Purchase price of all eligible Class B shares sold since November 26, 1993 (commencement of operations) other than shares acquired through dividend reinvestment and the exchange privilege.

(2) Interest is computed on a monthly basis based upon the prime rate, as reported in The Wall Street Journal, plus 1.0% as permitted under the NASD Rule.

(3) Consists of CDSC payments, distribution fee payments and accruals. See "Purchase of Shares--Distribution Plans" in the Prospectus.

(4) Provided to illustrate the extent to which the current level of distribution fee payments (not including any CDSC payments) is amortizing the unpaid balance. No assurance can be given that payments of the distribution fee will reach either the voluntary maximum or the NASD maximum.

                             REDEMPTION OF SHARES

  Reference is made to "Redemption of Shares" in the Prospectus for certain information as to the redemption and repurchase of shares of each Fund.

  The right to redeem shares of any Fund or to receive payment with respect to any such redemption may be suspended only for any period during which trading on the New York Stock Exchange is restricted as determined by the Commission or such Exchange is closed (other than customary weekend and holiday closings), for any period during which an emergency exists, as defined by the Commission, as a result of which disposal of portfolio securities or determination of the net asset value of a Fund is not reasonably practicable, and for such other periods as the Commission may by order permit for the protection of shareholders of the Funds.

DEFERRED SALES CHARGES--CLASS B AND CLASS C SHARES

  As discussed in the Prospectus under "Purchase of Shares--Deferred Sales Charge Alternatives--Class B and Class C Shares", while Class B shares redeemed within one year of purchase are subject to a CDSC under most circumstances, the charge is waived on redemptions of Class B shares following the death or disability of a Class B shareholder. Redemptions for which the waiver applies are any partial or complete redemption following the death or disability (as defined in the Internal Revenue Code of 1986, as amended (the "Code")) of a Class B shareholder (including one who owns the Class B shares as joint tenant with his or her spouse), provided the redemption is requested within one year of the death or initial determination of disability.

  For the year ended July 31, 1995, the Distributor received CDSCs from the Funds with respect to redemptions of Class B shares, all of which were paid to Merrill Lynch as follows:

                                                                  CDSCS RECEIVED
                                                                  BY DISTRIBUTOR
FUND
----                                                              --------------
Arizona Fund.....................................................    $ 13,587
California Fund..................................................    $  5,805
Florida Fund.....................................................    $202,558
Massachusetts Fund...............................................    $ 10,430
Michigan Fund....................................................    $  3,977
New Jersey Fund..................................................    $  6,305
New York Fund....................................................    $  6,435
Pennsylvania Fund................................................    $  7,971

  For the period October 21, 1994 (commencement of operations) to July 31, 1995, the Distributor received no CDSCs with respect to redemptions of Class C shares.

  The CDSC is also waived for any Class B shares that were acquired and held at the time of redemption by Employee Access Accounts SM available through employers that provide a retirement plan qualified under Section 401(k) of the Code with a salary reduction feature offering a menu of investments to plan participants. The initial minimum for such accounts is $500, except that the initial minimum for shares purchased for such accounts pursuant to the Automatic Investment Program is $50.

                            PORTFOLIO TRANSACTIONS

  Reference is made to "Investment Objectives and Policies" and "Portfolio Transactions" in the Prospectus.

  Under the 1940 Act, persons affiliated with the Trust are prohibited from dealing with the Trust or any Fund as principals in the purchase and sale of securities unless such trading is permitted by an exemptive order issued by the Commission. Since over-the-counter transactions are usually principal transactions, affiliated persons of the Trust, including Merrill Lynch, may not serve as dealers in connection with transactions with the Funds absent an exemptive order from the Commission. The Trust has obtained an exemptive order permitting it to engage in certain principal transactions with Merrill Lynch involving high quality short-term municipal bonds subject to certain conditions. The table below sets forth for the year ended July 31, 1995 information about the transactions engaged in by the Funds pursuant to this order.

                                                          FOR THE YEAR ENDED
                                                            JULY 31, 1995
                                                      --------------------------
                                                       NUMBER OF     AGGREGATE
FUND                                                  TRANSACTIONS DOLLAR AMOUNT
----                                                  ------------ -------------
Arizona Fund.........................................      2        $  600,000
California Fund......................................      5        $1,800,000
Florida Fund.........................................      0        $        0
Massachusetts Fund...................................      1        $  200,000
Michigan Fund........................................      0        $        0
New Jersey Fund......................................      4        $1,100,000
New York Fund........................................      0        $        0
Pennsylvania Fund....................................      3        $1,300,000

  The Trust has applied for an exemptive order permitting it to, among other things, (i) purchase high quality tax-exempt securities from Merrill Lynch when Merrill Lynch is a member of an underwriting syndicate and (ii) purchase tax-exempt securities from and sell tax-exempt securities to Merrill Lynch in secondary market transactions. Affiliated persons of the Trust may serve as its broker in over-the-counter transactions conducted for the Fund on an agency basis only. Certain court decisions have raised questions as to the extent to which investment companies should seek exemptions under the 1940 Act in order to seek to recapture underwriting and dealer spreads from affiliated entities. The Trustees have considered all factors deemed relevant, and have made a determination not to seek such recapture at this time. The Trustees will reconsider this matter from time to time.

  As a non-fundamental restriction, the Trust will prohibit the purchase or retention by any Fund of the securities of any issuer if the officers and Trustees of the Trust, the officers and general partner of the Manager, the directors of such general partner or the officers and directors of any subsidiary thereof each owning beneficially more than one-half of one per cent of the securities of an issuer together own beneficially more than five per cent of the securities of that issuer. In addition, under the 1940 Act, the Funds may not purchase securities during the existence of any underwriting syndicate of which Merrill Lynch is a member except pursuant to an exemptive order or rules adopted by the Commission. Rule 10f-3 under the 1940 Act sets forth conditions under which a Fund may purchase municipal bonds in such transactions. The rule sets forth requirements relating to, among other things, the terms of an issue of municipal bonds purchased by a Fund, the amount of municipal bonds which may be purchased in any one issue and the assets of a Fund which may be invested in a particular issue.

  The Funds do not expect to use any particular dealer in the execution of transactions but, subject to obtaining the best net results, dealers who provide supplemental investment research (such as information concerning tax-exempt securities, economic data and market forecasts) to the Manager may receive orders for transactions by the Funds. Information so received will be in addition to and not in lieu of the services required to be performed by the Manager under its Management Agreement and the expenses of the Manager will not necessarily be reduced as a result of the receipt of such supplemental information.

  The Funds have no obligation to deal with any broker in the execution of transactions for its portfolio securities. In addition, consistent with the Rules of Fair Practice of the NASD and policies established by the Trustees of the Trust, the Manager may consider sales of shares of the Funds as a factor in the selection of brokers or dealers to execute portfolio transactions for the Funds.

  Generally, the Funds do not purchase securities for short-term trading profits. However, a Fund may dispose of securities without regard to the time they have been held when such action, for defensive or other reasons, appears advisable to the Manager. As a result of the investment policies of the Funds, each Fund's portfolio turnover may be higher than that of other investment companies; however, it is extremely difficult to predict portfolio turnover rates with any degree of accuracy. Higher portfolio turnover may contribute to higher transactional costs and negative tax consequences, such as an increase in capital gain dividends or in ordinary income dividends of accrued market discount, as well as greater difficulty meeting the requirement for qualification as a regulated investment company that less than 30% of its gross income be derived from the sale or other disposition of securities held for less than three months. See "Distributions and Taxes--Federal" on page 39.

  For the year ended July 31, 1995, the portfolio turnover rate for each of the Funds was the following:

FUND                                                               TURNOVER RATE
----                                                               -------------
Arizona Fund......................................................    182.58%
California Fund...................................................    124.72%
Florida Fund......................................................    138.97%
Massachusetts Fund................................................     89.96%
Michigan Fund.....................................................     93.08%
New Jersey Fund...................................................    131.56%
New York Fund.....................................................    139.16%
Pennsylvania Fund.................................................    141.52%

                        DETERMINATION OF NET ASSET VALUE

  The net asset value of the shares of all classes of each Fund is determined by the Manager once daily, Monday through Friday, as of 15 minutes after the close of business on the New York Stock Exchange (generally, 4:00 p.m., New York time) on each day during which the New York Stock Exchange is open for trading. The New York Stock Exchange is not open on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Net asset value per share of a Fund is computed by dividing the sum of the value of the securities held by the Fund plus any cash or other assets minus all liabilities by the total number of shares outstanding at such time, rounded to the nearest cent. Expenses, including the fees payable to the Manager and Distributor, are accrued daily. The net asset value per share of each class of shares of a Fund are expected to be equivalent. The per share net asset value of a Fund's Class B, Class C and Class D shares generally will be lower than the per share net asset value of its Class A shares, reflecting the daily expense accruals of the account maintenance, distribution and higher transfer agency fees applicable with respect to Class B and Class C shares of the Fund and the daily expense accruals of the account maintenance fees applicable with respect to Class D shares; moreover the per share net asset value of Class B and Class C shares generally will be lower than the per share net asset value of its Class D shares, reflecting the daily expense accruals of the distribution fees and the higher account maintenance and transfer agency fees applicable with respect to Class B and Class C shares of the Fund. Even under those circumstances, the per share net asset value of the four classes will tend to converge (although not necessarily meet) immediately after the payment of dividends, which will differ by approximately the amount of the expense accrual differentials between the classes.

  The Municipal Bonds and other portfolio securities in which the Funds invest, are traded primarily in over-the-counter municipal bond and money markets and are valued at the last available bid price in the over-the-counter market or on the basis of yield equivalents as obtained from one or more dealers that make markets in the securities. One bond is the "yield equivalent" of another bond when, taking into account market price, maturity, coupon rate, credit rating and ultimate return of principal, both bonds theoretically will produce an equivalent return to the bondholder. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their settlement prices as of the close of such exchanges. Short-term investments with a remaining maturity of 60 days or less are valued on an amortized cost basis, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Trustees of the Trust, including valuations furnished by a pricing service retained by the Trust, which may utilize a matrix system for valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.

                              SHAREHOLDER SERVICES

  The Trust offers a number of shareholder services described below which are designed to facilitate investment in shares of the Funds. Full details as to each of such services can be obtained from the Trust, the Distributor or Merrill Lynch.

INVESTMENT ACCOUNT

  Each shareholder whose account is maintained at the Transfer Agent has an Investment Account and will receive statements, at least quarterly, from the Transfer Agent. These statements will serve as transaction confirmations for automatic investment purchases and the reinvestment of ordinary income dividends, and long-term capital gain distributions. The statements will also show any other activity in the account since the preceding statement. Shareholders also will receive separate transaction confirmations for each purchase or sale transaction other than automatic investment purchases and the reinvestment of ordinary income dividends, and long-term capital gain distributions. A shareholder may make additions to his or her Investment Account at any time by mailing a check directly to the Transfer Agent.

  Share certificates are issued only for full shares and only upon the specific request of the shareholder who has an Investment Account. Issuance of certificates representing all or only part of the full shares in an Investment Account may be requested by a shareholder directly from the Transfer Agent.

  Shareholders considering transferring their Class A or Class D shares from Merrill Lynch to another brokerage firm or financial institution should be aware that, if the firm to which the Class A or Class D shares are to be transferred will not take delivery of shares of the relevant Fund, a shareholder either must redeem the Class A or Class D shares (paying any applicable CDSC) so that the cash proceeds can be transferred to the account at the new firm or such shareholder must continue to maintain an Investment Account at the Transfer Agent for those Class A or Class D shares. Shareholders interested in transferring their Class B or Class C shares from Merrill Lynch and who do not wish to have an Investment Account maintained for such shares at the Transfer Agent may request their new brokerage firm to maintain such shares in an account registered in the name of the brokerage firm for the benefit of the shareholder at the Transfer Agent. If the new brokerage firm is willing to accommodate the shareholder in this manner, the shareholder must request that he or she be issued certificates for his or her shares, and then must turn the certificates over to the new firm for re-registration as described in the preceding sentence.

AUTOMATIC INVESTMENT PLANS

  A shareholder of a Fund may make additions to an Investment Account at any time by purchasing Class A shares (if he or she is an eligible Class A investor as described in the Prospectus) or Class B or Class D shares at the applicable public offering price either through the shareholder's securities dealer, or by mail directly to the Transfer Agent, acting as agent for such securities dealers. Voluntary accumulation also can be made through a service known as the Automatic Investment Plan whereby each Fund is authorized through pre-authorized checks or automated clearing house debits of $50 or more to charge the regular bank account of the shareholder on a regular basis to provide systematic additions to the Investment Account of such shareholder. The Automatic Investment Plan of each Fund is not available to shareholders whose shares are held in brokerage accounts with Merrill Lynch. Alternatively, an investor who maintains a CMA(R) or CBA(R) account may arrange to have periodic investments made in a Fund in such CMA(R) or CBA(R) account or in certain related accounts in amounts of $100 or more through the CMA(R)/CBA(R) Automated Investment Program.

AUTOMATIC REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

  Unless specific instructions are given as to the method of payment of dividends and capital gains distributions, dividends and distributions will be reinvested automatically in additional shares of the respective Fund. Such reinvestment will be at the net asset value of shares of the respective Fund as of the close of business on the monthly payment date for such dividends and distributions. Shareholders may elect in writing to receive either their income dividends or capital gains distributions, or both, in cash, in which event payment will be mailed or direct deposited on or about the payment date.

  Shareholders, at any time, may notify the Transfer Agent in writing or by telephone (1-800-MER-FUND) that they no longer wish to have their dividends and/or capital gains distributions reinvested in shares of the respective Fund or vice versa and, commencing ten days after the receipt by the Transfer Agent of such notice, such instructions will be effected.

SYSTEMATIC WITHDRAWAL PLANS--CLASS A AND CLASS D SHARES

  A Class A or Class D shareholder may elect to make systematic withdrawals from an Investment Account on either a monthly or a quarterly basis as provided below. Quarterly withdrawals are available for shareholders who have acquired Class A or Class D shares of a Fund having a value, based on cost or the current offering price, of $5,000 or more, and monthly withdrawals are available for shareholders with Class A or Class D shares with such a value of $10,000 or more.

  At the time of each withdrawal payment, sufficient Class A or Class D shares are redeemed from those on deposit in the shareholder's account to provide the withdrawal payment specified by the shareholder. The shareholder may specify either a dollar amount or a percentage of the value of his or her Class A or Class D shares. Redemptions will be made at net asset value as determined 15 minutes after the close of business on the New York Stock Exchange (generally 4:00 p.m., New York time) on the 24th day of each month or the 24th day of the last month of each quarter, whichever is applicable. If the Exchange is not open for business on such date, the Class A or Class D shares will be redeemed at the close of business on the following business day. The check for the withdrawal payment will be mailed, or the direct deposit for the withdrawal payment will be made, on the next business day following redemption. When a shareholder is making systematic withdrawals, dividends and distributions on all Class A or Class D shares in the Investment Account are reinvested automatically in the respective Fund's Class A or Class D shares. A shareholder's Systematic Withdrawal Plan may be terminated at any time, without charge or penalty, by either the shareholder, the Trust, the Transfer Agent or the Distributor. Withdrawal payments should not be considered as dividends, yield or income. Each withdrawal is a taxable event. If periodic withdrawals continuously exceed reinvested dividends, the shareholder's original investment may be reduced correspondingly. Purchases of additional Class A or Class D shares concurrent with withdrawals are ordinarily disadvantageous to the shareholder because of sales charges and tax liabilities. The Trust will not knowingly accept purchase orders for Class A or Class D shares of a Fund from investors who maintain a Systematic Withdrawal Plan unless such purchase is equal to at least one year's scheduled withdrawals or $1,200, whichever is greater. Periodic investments may not be made into an Investment Account in which the shareholder has elected to make systematic withdrawals.

  Alternatively, a Class A or Class D shareholder whose shares are held within a CMA(R) or CBA(R) Account may elect to have shares redeemed on a monthly, bimonthly, quarterly, semiannual or annual basis through the CMA(R)/CBA(R) Systematic Redemption Program. The minimum fixed dollar amount redeemable is $25. The proceeds of systematic redemptions will be posted to the shareholder's account five business days after the date the shares are redeemed. Monthly systematic redemptions will be made at net asset value on the first Monday of each month, bimonthly systematic redemptions will be made at net asset value on the first Monday of every other month, and quarterly, semiannual or annual redemptions are made at net asset value on the first Monday of months selected at the shareholder's option. If the first Monday of the month is a holiday, the redemption will be processed at net asset value on the next business day. The CMA(R)/CBA(R) Systematic Redemption Program is not available if Fund shares are being purchased within the account pursuant to the Automated Investment Program. For more information on the CMA(R)/CBA(R) Systematic Redemption Program, eligible shareholders should contact their Financial Consultant.

EXCHANGE PRIVILEGE

  Shareholders of each class of shares of each of the Funds have an exchange privilege with certain other MLAM-advised mutual funds listed below. Under the Merrill Lynch Select PricingSM System, Class A shareholders may exchange Class A shares of a Fund for Class A shares of a second MLAM-advised mutual fund if the shareholder holds any Class A shares of the second fund in his account in which the exchange is made at the time of the exchange or is otherwise eligible to purchase Class A shares of the second fund. If the Class A shareholder wants to exchange Class A shares for shares of a second MLAM-advised mutual fund, and the shareholder does not hold Class A shares of the second fund in his account at the time of the exchange and is not otherwise eligible to acquire Class A shares of the second fund, the shareholder will receive Class D shares of the second fund as a result of the exchange. Class D shares also may be exchanged for Class A shares of a second MLAM-advised mutual fund at any time as long as, at the time of the exchange, the shareholder holds Class A shares of the second fund in the account in which the exchange is made or is otherwise eligible to purchase Class A shares of the second fund. Class B, Class C and Class D shares are exchangeable with shares of the same class of other MLAM-advised mutual funds. For purposes of computing the CDSC that may be payable upon a disposition of the shares acquired in the exchange, the holding period for the previously owned shares of a Fund is tacked onto the holding period of the newly acquired shares of the other fund as more fully described below. Class A, Class B, Class C and Class D shares are also exchangeable for shares of certain MLAM-advised money market funds specifically designated below as available for exchange by holders of Class A, Class B, Class C or Class D shares. Shares with a net asset value of at least $100 are required to qualify for the exchange privilege, and any shares utilized in an exchange must have been held by the shareholder for 15 days. It is contemplated that the exchange privilege may be applicable to other new mutual funds whose shares may be distributed by the Distributor.

  Exchanges of Class A or Class D shares outstanding of each of the Funds ("outstanding Class A or Class D shares") for Class A or Class D shares of another MLAM-advised mutual fund ("new Class A or Class D shares") are transacted on the basis of relative net asset value per Class A or Class D share, respectively, plus an amount equal to the difference, if any, between the sales charge previously paid on the outstanding Class A or Class D shares and the sales charge payable at the time of the exchange on the new Class A or Class D shares. With respect to outstanding Class A or Class D shares as to which previous exchanges have taken place, the "sales charge previously paid" shall include the aggregate of the sales charges paid with respect to such Class A or Class D shares in the initial purchase and any subsequent exchange. Class A or Class D shares issued pursuant to dividend reinvestment are sold on a no-load basis in each of the funds offering Class A or Class D shares. For purposes of the exchange privilege, Class A and Class D shares acquired through dividend reinvestment will be exchanged into the Class A or Class D shares of the other funds or into shares of the Class A and Class D money market funds without a sales charge.

  In addition, each of the Funds with Class B or Class C shares outstanding ("outstanding Class B or Class C shares") offers to exchange its outstanding Class B or Class C shares for Class B or Class C shares, respectively, of another MLAM-advised mutual fund ("new Class B or Class C shares") on the basis of relative net asset value per Class B or Class C share, without the payment of any CDSC that might otherwise be due on redemption of the outstanding shares. Class B and Class C shareholders of each Fund exercising the exchange privilege will continue to be subject to the Fund's CDSC schedule if such schedule is higher than the deferred sales charge schedule relating to the new Class B or Class C shares acquired through use of the exchange privilege. In addition, Class B and Class C shares of each Fund acquired through use of the exchange privilege will be subject to that Fund's CDSC schedule if such schedule is higher than the deferred sales charge schedule relating to the Class B or Class C shares of the fund from which the exchange has been made. For purposes of computing the sales load that may be payable on a disposition of the new Class B or Class C shares, the holding period for the outstanding Class B or Class C shares is "tacked" to the holding period of the new Class B or Class C shares. For example, an investor may exchange Class B or Class C shares of a Fund for those of Merrill Lynch Special Value Fund, Inc. ("Special Value Fund") after having held the Fund's Class B shares for six months. The 1% CDSC that generally would apply to a redemption would not apply to the exchange. Three and a half years later the investor may decide to redeem the Class B shares of Special Value Fund and receive cash. There will be no CDSC due on this redemption, since by tacking the six month holding period of the Fund's Class B shares onto the three and a half year holding period for the Special Value Fund Class B shares, the investor will be deemed to have held the new Class B shares for four years.

  Shareholders also may exchange shares from any of the Funds into shares of a money market fund advised by the Manager or its affiliates, but the period of time that Class B or Class C shares are held in a money market fund will not count towards satisfaction of the holding period requirement for purposes of reducing the CDSC or with respect to Class B shares, towards satisfaction of the conversion period. However, shares of a money market fund which were acquired as a result of an exchange for Class B or Class C shares of a Fund may, in turn, be exchanged back into Class B or Class C shares of any fund offering such shares, in which event the holding period for Class B or Class C shares, respectively, of the fund will be aggregated with previous holding periods for purposes of reducing the CDSC. Thus, for example, an investor may exchange Class B shares of a Fund for shares of Merrill Lynch Institutional Fund ("Institutional Fund") after having held the Fund's Class B shares for six months and three years later decide to redeem the shares of Institutional Fund for cash. At the time of this redemption, the 1% CDSC that would have been due had the Class B shares of the Fund been redeemed for cash rather than exchanged for shares of Institutional Fund will be payable. If, instead of such redemption, the shareholder exchanged such shares for Class B shares of a fund with a four-year CDSC period which the shareholder continued to hold for an additional three and a half years, any subsequent redemption will not incur a CDSC.

  Merrill Lynch Mutual Fund Adviser Program. Class A shareholders of the Funds that participate in the Merrill Lynch Mutual Fund Adviser ("MFA") Program may exchange Class A shares of a Fund for Class A shares of the funds listed below at net asset value. Once the initial allocation of assets is made under the MFA program, any subsequent exchange under the MFA program of Class A shares of a fund for Class A shares of one of the Funds will be made on the basis of the relative net asset values of the shares being exchanged with no additional charges for any difference between the sales charge previously paid on Fund shares exchanged and the sales charge payable on fund shares acquired in the exchange.

  Set forth below is a description of the investment objectives of the other funds into which exchanges can be made:

 Funds Issuing Class A, Class B, Class C and Class D Shares:

Merrill Lynch Adjustable Rate
 Securities Fund, Inc. ............
                                     High current income consistent with a
                                      policy of limiting the degree of fluctu-ation in net asset value of fund shares resulting from movements in interest rates, through investment primarily in a portfolio of adjustable rate securities.

Merrill Lynch Americas Income
 Fund, Inc. .......................
                                     A high level of current income, consis-
                                      tent with prudent investment risk, by
                                      investing primarily in debt securities
                                      denominated in a currency of a country
                                      located in the Western Hemisphere (i.e., North and South America and the sur-rounding waters).

Merrill Lynch Arizona Municipal
 Bond Fund.........................
                                     A portfolio of Merrill Lynch Multi-State
                                      Municipal Series Trust, a series fund,
                                      whose objective is to provide as high a
                                      level of income exempt from Federal and
                                      Arizona income taxes as is consistent
                                      with prudent investment management.

Merrill Lynch Arkansas Municipal
 Bond Fund.........................
                                     A portfolio of Merrill Lynch Multi-State
                                      Municipal Series Trust, a series fund,
                                      whose objective is to provide as high a
                                      level of income exempt from Federal and
                                      Arkansas income taxes as is consistent
                                      with prudent investment management.

Merrill Lynch Asset Growth Fund,
 Inc. .............................
                                     High total investment return, consistent
                                      with prudent risk, from investment in
                                      United States and foreign equity, debt
                                      and money market securities the combina-tion of which will be varied both with respect to types of securities and mar-kets in response to changing market and economic trends.

Merrill Lynch Asset Income Fund,     A high level of current income through
 Inc. .............................   investment primarily in United States
                                      fixed income securities.

Merrill Lynch Balanced Fund for
 Investment and Retirement, Inc. ..  As high a level of total investment re-
                                      turn as is consistent with a reasonable
                                      and relatively low level of risk through investment in common stock and other types of securities, including fixed-in-come securities and convertible securi-ties.

Merrill Lynch Basic Value Fund,      Capital appreciation and, secondarily,
 Inc. .............................   income through investment in securities,
                                      primarily equities, that are undervalued and therefore represent basic investment value.

Merrill Lynch California Insured
 Municipal Bond Fund...............
                                     A portfolio of Merrill Lynch California
                                      Municipal Series Trust, a series fund,
                                      whose objective is to provide sharehold-ers with as high a level of income ex-empt from Federal and California income taxes as is consistent with prudent in-vestment management through investment in a portfolio primarily of insured California Municipal Bonds.

Merrill Lynch California Municipal
 Bond Fund.........................
                                     A portfolio of Merrill Lynch California
                                      Municipal Series Trust, a series fund,
                                      whose objective is to provide as high a
                                      level of income exempt from Federal and
                                      California income taxes as is consistent with prudent investment management.

Merrill Lynch Capital Fund, Inc. ..  The highest total investment return con-
                                      sistent with prudent risk through a
                                      fully managed investment policy utiliz-
                                      ing equity, debt and convertible securi-ties.

Merrill Lynch Colorado Municipal
 Bond Fund.........................
                                     A portfolio of Merrill Lynch Multi-State
                                      Municipal Series Trust, a series fund,
                                      whose objective is to provide as high a
                                      level of income exempt from Federal and
                                      Colorado income taxes as is consistent
                                      with prudent investment management.

Merrill Lynch Connecticut
 Municipal Bond Fund...............
                                     A portfolio of Merrill Lynch Multi-State
                                      Municipal Series Trust, a series fund,
                                      whose objective is to provide as high a
                                      level of income exempt from Federal and
                                      Connecticut income taxes as is consis-
                                      tent with prudent investment management.

Merrill Lynch Corporate Bond Fund,
 Inc. .............................
                                     Current income from three separate diver-
                                      sified portfolios of fixed-income secu-
                                      rities.

Merrill Lynch Developing Capital
 Markets Fund, Inc. ...............

                                     Long-term capital appreciation through
                                      investment in securities, principally
                                      equities, of issuers in countries having smaller capital markets.

Merrill Lynch Dragon Fund, Inc. ...  Capital appreciation primarily through investment in equity and debt securities of issuers domiciled in developing coun-tries located in Asia and the Pacific Basin.

Merrill Lynch Eurofund ............  Capital appreciation primarily through investment in equity securities of cor-
                                      porations domiciled in Europe.

Merrill Lynch Federal Securities
 Trust ............................
                                     High current return through investments
                                      in U.S. Government and Government agency securities, including GNMA mortgage-backed certificates and other mortgage-backed Government securities.

Merrill Lynch Florida Municipal
 Bond Fund.........................
                                     A portfolio of Merrill Lynch Multi-State
                                      Municipal Series Trust, a series fund,
                                      whose objective is to provide as high a
                                      level of income exempt from Federal in-
                                      come taxes as is consistent with prudent investment management while seeking to offer shareholders the opportunity to own securities exempt from Florida in-tangible personal property taxes.

Merrill Lynch Fund for Tomorrow,
 Inc. .............................
                                     Long-term growth through investment in a
                                      portfolio of good quality securities,
                                      primarily common stock, potentially po-
                                      sitioned to benefit from demographic and cultural changes as they affect consumer markets.

Merrill Lynch Fundamental Growth
 Fund, Inc. .......................
                                     Long-term growth of capital through in-
                                      vestment in a diversified portfolio of
                                      equity securities placing particular em-phasis on companies that have exhibited an above-average growth rate in earn-ings.

Merrill Lynch Fundamental Value
 Portfolio.........................  A portfolio of Merrill Lynch Asset
 (available only for                  Builder Program, Inc., a series fund,
 exchanges by certain individual      whose objective is to provide capital
 retirement accounts for which        appreciation and income by investing in
 Merrill Lynch acts as custodian)     securities, with at least 65% of the
                                      portfolio's assets being invested in eq-uities.

Merrill Lynch Global Allocation
 Fund, Inc. .......................

                                     High total return, consistent with pru-
                                      dent risk, through a fully managed in-
                                      vestment policy utilizing United States
                                      and foreign equity, debt and money mar-
                                      ket securities, the combination of which will be varied from time to time both with respect to the types of securities and markets in response to changing mar-ket and economic trends.

Merrill Lynch Global Bond Fund for
 Investment and Retirement.........

                                     High total investment return from invest-
                                      ment in a global portfolio of debt in-
                                      struments denominated in various curren-cies and multi-national currency units.

Merrill Lynch Global Convertible
 Fund, Inc. .......................
                                     High total return from investment primar-
                                      ily in an internationally diversified
                                      portfolio of convertible debt securi-
                                      ties, convertible preferred stock and
                                      "synthetic" convertible securities con-
                                      sisting of a combination of debt securi-ties or preferred stock and warrants or options.

Merrill Lynch Global Holdings,
 Inc. (residents of Arizona must
 meet investor suitability
 standards)........................
                                     The highest total investment return con-
                                      sistent with prudent risk through world-wide investment in an internationally diversified portfolio of securities.

Merrill Lynch Global Opportunity
 Portfolio.........................  A portoflio of Merrill Lynch Asset
 (available only for                  Builder Program Inc., a series fund,
 exchanges by certain individual      whose objective is to provide a high to-
 retirement accounts for which        tal investment return through an invest-
 Merrill Lynch acts as custodian)     ment policy utilizing United States and
                                      foreign equity, debt and money market
                                      securities, the combination of which
                                      will vary depending upon changing market and economic trends.

Merrill Lynch Global Resources       Long-term growth and protection of capi-
 Trust.............................   tal from investment in securities of do-
                                      mestic and foreign companies that pos-
                                      sess substantial natural resource as-
                                      sets.

Merrill Lynch Global SmallCap
 Fund, Inc. .......................
                                     Long-term growth of capital by investing
                                      primarily in equity securities of compa-nies with relatively small market capi-talizations located in various foreign countries and in the United States.

Merrill Lynch Global Utility Fund,
 Inc. .............................
                                     Capital appreciation and current income
                                      through investment of at least 65% of
                                      its total assets in equity and debt se-
                                      curities issued by domestic and foreign
                                      companies primarily engaged in the own-
                                      ership or operation of facilities used
                                      to generate, transmit or distribute
                                      electricity, telecommunications, gas or
                                      water.

Merrill Lynch Growth Fund for
 Investment and Retirement.........
                                     Growth of capital and, secondarily, in-
                                      come from investment in a diversified
                                      portfolio of equity securities placing
                                      principal emphasis on those securities
                                      which management of the fund believes to be undervalued.

Merrill Lynch Healthcare Fund,       Capital appreciation through worldwide
 Inc...............................   investment in equity securities of com-
 (residents of Wisconsin              panies that derive or are expected to
 must meet investor suitability       derive a substantial portion of their
 standards)                           sales from products and services in
                                      healthcare.

Merrill Lynch International Equity
 Fund..............................
                                     Capital appreciation and, secondarily,
                                      income by investing in a diversified
                                      portfolio of equity securities of
                                      issuers located in countries other than
                                      the United States.

Merrill Lynch Latin America
 Fund, Inc. .......................
                                     Capital appreciation by investing primar-
                                      ily in Latin American equity and debt
                                      securities.

Merrill Lynch Maryland Municipal
 Bond Fund.........................
                                     A portfolio of Merrill Lynch Multi-State
                                      Municipal Series Trust, a series fund,
                                      whose objective is to provide investors
                                      with as high a level of income exempt
                                      from Federal and Maryland income taxes
                                      as is consistent with prudent investment management.

Merrill Lynch Massachusetts
 Municipal Bond Fund...............
                                     A portfolio of Merrill Lynch Multi-State
                                      Municipal Series Trust, a series fund,
                                      whose objective is to provide as high a
                                      level of income exempt from Federal and
                                      Massachusetts income taxes as is consis-tent with prudent investment management.

Merrill Lynch Michigan Municipal
 Bond Fund.........................
                                     A portfolio of Merrill Lynch Multi-State
                                      Municipal Series Trust, a series fund,
                                      whose objective is to provide as high a
                                      level of income exempt from Federal and
                                      Michigan income taxes as is consistent
                                      with prudent investment management.

Merrill Lynch Minnesota Municipal
 Bond Fund.........................
                                     A portfolio of Merrill Lynch Multi-State
                                      Municipal Series Trust, a series fund,
                                      whose objective is to provide as high a
                                      level of income exempt from Federal and
                                      Minnesota personal income taxes as is
                                      consistent with prudent investment man-
                                      agement.

Merrill Lynch Municipal Bond
 Fund, Inc. .......................
                                     Tax-exempt income from three separate di-
                                      versified portfolios of municipal bonds.

Merrill Lynch Municipal
 Intermediate Term Fund............
                                     Currently the only portfolio of Merrill
                                      Lynch Municipal Series Trust, a series
                                      fund, whose objective is to provide as
                                      high a level of income exempt from Fed-
                                      eral income taxes as possible by invest-ing in investment grade obligations with a dollar weighted average maturity of five to twelve years.

Merrill Lynch New Jersey Municipal
 Bond Fund.........................
                                     A portfolio of Merrill Lynch Multi-State
                                      Municipal Series Trust, a series fund,
                                      whose objective is to provide as high a
                                      level of income exempt from Federal and
                                      New Jersey income taxes as is consistent with prudent investment management.

Merrill Lynch New Mexico Municipal
 Bond Fund.........................
                                     A portfolio of Merrill Lynch Multi-State
                                      Municipal Series Trust, a series fund,
                                      whose objective is to provide as high a
                                      level of income exempt from Federal and
                                      New Mexico income taxes as is consistent with prudent investment management.

Merrill Lynch New York Municipal
 Bond Fund.........................
                                     A portfolio of Merrill Lynch Multi-State
                                      Municipal Series Trust, a series fund,
                                      whose objective is to provide as high a
                                      level of income exempt from Federal, New
                                      York State and New York City income
                                      taxes as is consistent with prudent in-
                                      vestment management.

Merrill Lynch North Carolina
 Municipal Bond Fund...............
                                     A portfolio of Merrill Lynch Multi-State
                                      Municipal Series Trust, a series fund,
                                      whose objective is to provide as high a
                                      level of income exempt from Federal and
                                      North Carolina income taxes as is con-
                                      sistent with prudent investment manage-
                                      ment.

Merrill Lynch Ohio Municipal
 Bond Fund.........................
                                     A portfolio of Merrill Lynch Multi-State
                                      Municipal Series Trust, a series fund,
                                      whose objective is to provide as high a
                                      level of income exempt from Federal and
                                      Ohio income taxes as is consistent with
                                      prudent investment management.

Merrill Lynch Oregon Municipal
 Bond Fund.........................
                                     A portfolio of Merrill Lynch Multi-State
                                      Municipal Series Trust, a series fund,
                                      whose objective is to provide as high a
                                      level of income exempt from Federal and
                                      Oregon income taxes as is consistent
                                      with prudent investment management.

Merrill Lynch Pacific Fund, Inc. ..  Capital appreciation by investing in eq-
                                      uity securities of corporations domi-
                                      ciled in Far Eastern and Western Pacific countries, including Japan, Australia, Hong Kong and Singapore.

Merrill Lynch Pennsylvania
 Municipal Bond Fund...............
                                     A portfolio of Merrill Lynch Multi-State
                                      Municipal Series Trust, a series fund,
                                      whose objective is to provide as high a
                                      level of income exempt from Federal and
                                      Pennsylvania personal income taxes as is consistent with prudent investment man-agement.

Merrill Lynch Phoenix Fund, Inc. ..  Long-term growth of capital by investing in equity and fixed-income securities,
                                      including tax-exempt securities, of is-
                                      suers in weak financial condition or ex-periencing poor operating results be-lieved to be undervalued relative to the current or prospective condition of such issuer.

Merrill Lynch Quality Bond           A portfolio of Merrill Lynch Asset
 Portfolio..... (available only for   Builder Program, Inc., a series fund,
 exchanges by certain individual      whose objective is to provide a high
 retirement accounts for which        level of current income through invest-
 Merrill Lynch acts as custodian)     ment in a diversified portfolio of debt
                                      obligations, such as corporate bonds and notes, convertible securities, preferred stocks and governmental obligations.

Merrill Lynch Short-Term Global
 Income Fund, Inc. ................
                                     As high a level of current income as is
                                      consistent with prudent investment man-
                                      agement from a global portfolio of high
                                      quality debt securities denominated in
                                      various currencies and multinational
                                      currency units and having remaining ma-
                                      turities not exceeding three years.

Merrill Lynch Special Value Fund,
 Inc. .............................
                                     Long-term growth of capital from invest-
                                      ments in securities, primarily common
                                      stock, of relatively small companies be-lieved to have special investment value and emerging growth companies regardless of size.

Merrill Lynch Strategic Dividend
 Fund..............................
                                     Long-term total return from investment in
                                      dividend-paying common stocks which
                                      yield more than Standard & Poor's 500
                                      Composite Stock Price Index.

Merrill Lynch Technology Fund,       Capital appreciation through worldwide
 Inc. .............................   investment in equity securities of com-
                                      panies that derive or are expected to
                                      derive a substantial portion of their
                                      sales from products and services in
                                      technology.

Merrill Lynch Texas Municipal Bond
 Fund..............................
                                     A portfolio of Merrill Lynch Multi-State
                                      Municipal Series Trust, a series fund,
                                      whose objective is to provide as high a
                                      level of income exempt from Federal in-
                                      come taxes as is consistent with prudent investment management by investing pri-marily in a portfolio of long-term, in-vestment grade obligations issued by the State of Texas, its political subdivi-sions, agencies and instrumentalities.

Merrill Lynch U.S. Government
 Securities Portfolio..............  A portfolio of Merrill Lynch Asset
 (available only for exchanges        Builder Program, Inc., a series fund,
 by certain individual retirement     whose objective is to provide a high
 accounts for which Merrill Lynch     current return through investments in
 acts as custodian)                   U.S. Government and government agency
                                      securities, including GNMA mortgage-
                                      backed certificates and other mortgage-
                                      backed government securities.

Merrill Lynch Utility Income Fund,
 Inc. .............................
                                     High current income through investment in
                                      equity and debt securities issued by
                                      companies which are primarily engaged in the ownership or operation of facilities used to generate, transmit or distribute electricity, telecommunications, gas or water.

Merrill Lynch World Income
 Fund, Inc. .......................
                                     High current income by investing in a
                                      global portfolio of fixed-income securi-ties denominated in various currencies, including multinational currencies.

 Class A Share Money Market Funds:

Merrill Lynch Ready Assets Trust...
                                     Preservation of capital, liquidity and
                                      the highest possible current income con-sistent with the foregoing objectives from the short-term money market securi-ties in which the fund invests.

Merrill Lynch Retirement Reserves
 Money Fund (available only if the
 exchange occurs within certain
 retirement plans).................
                                     Currently the only portfolio of Merrill
                                      Lynch Retirement Series Trust, a series
                                      fund, whose objectives are to provide
                                      current income, preservation of capital
                                      and liquidity available from investing
                                      in a diversified portfolio of short-term money market securities.

Merrill Lynch U.S.A. Government
 Reserves..........................
                                     Preservation of capital, current income
                                      and liquidity available from investing
                                      in direct obligations of the U.S. Gov-
                                      ernment and repurchase agreements relat-ing to such securities.

Merrill Lynch U.S. Treasury Money
 Fund..............................
                                     Preservation of capital, liquidity and
                                      current income through investment exclu-sively in a diversified portfolio of short-term marketable securities which are direct obligations of the U.S. Trea-sury.

 Class B, Class C and Class D Share Money Market Funds:

Merrill Lynch Government Fund......  A portfolio of Merrill Lynch Funds for
                                      Institutions Series, a series fund,
                                      whose objective is to provide current
                                      income consistent with liquidity and se-curity of principal from investment in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities and in repurchase agreements secured by such obligations.

Merrill Lynch Institutional Fund...  A portfolio of Merrill Lynch Funds for
                                      Institutions Series, a series fund,
                                      whose objective is to provide maximum
                                      current income consistent with liquidity and the maintenance of a high quality portfolio of money market securities.

Merrill Lynch Institutional
 Tax-Exempt Fund...................
                                     A portfolio of Merrill Lynch Funds for
                                      Institutions Series, a series fund,
                                      whose objective is to provide current
                                      income exempt from Federal income taxes, preservation of capital and liquidity available from investing in a diversi-fied portfolio of short-term, high qual-ity municipal bonds.

Merrill Lynch Treasury Fund........  A portfolio of Merrill Lynch Funds for
                                      Institutions Series, a series fund,
                                      whose objective is to provide current
                                      income consistent with liquidity and se-curity of principal from investment in direct obligations of the U.S. Treasury and up to 10% of its total assets in re-purchase agreements secured by such ob-ligations.

  Before effecting an exchange, shareholders of a Fund should obtain a currently effective prospectus of the fund into which the exchange is to be made.

  To exercise the exchange privilege, a shareholder should contact his or her Merrill Lynch financial consultant, who will advise the relevant Fund of the exchange. Shareholders of the Funds, and shareholders of the other funds described above, with shares for which certificates have not been issued, may exercise the exchange privilege by wire through their securities dealers. Each Fund reserves the right to require a properly completed Exchange Application. This exchange privilege may be modified or terminated at any time in accordance with the rules of the Commission. Each Fund reserves the right to limit the number of times an investor may exercise the exchange privilege. Certain funds may suspend the continuous offering of their shares at any time and thereafter may resume such offering from time to time. The exchange privilege is available only to U.S. shareholders in states where the exchange legally may be made.

                            DISTRIBUTIONS AND TAXES

FEDERAL

  The Trust intends to continue to qualify each Fund for the special tax treatment afforded regulated investment companies ("RICs") under the Internal Revenue Code of 1986, as amended (the "Code"). If a Fund so qualifies, in any taxable year in which it distributes at least 90% of its taxable net income and 90% of its tax-exempt net income (see below), the Fund (but not its shareholders) will not be subject to Federal income tax to the extent that it distributes its net investment income and net realized capital gains. The Trust intends to cause each Fund to distribute substantially all of such income.

  As discussed in the Prospectus for the Trust, the Trust has established a number of series, each referred to herein as a "Fund". Each Fund is treated as a separate corporation for Federal income tax purposes. Each Fund therefore is considered to be a separate entity in determining its treatment under the rules for RICs described in the Prospectus. Losses in one Fund do not offset gains in another Fund, and the requirements (other than certain organizational requirements) for qualifying for RIC status are determined at the Fund level rather than at the Trust level.

  The Code requires a RIC to pay a nondeductible 4% excise tax to the extent the RIC does not distribute, during each calendar year, 98% of its ordinary income, determined on a calendar year basis, and 98% of its capital gains, determined, in general, on an October 31 year-end, plus certain undistributed amounts from previous years. The required distributions, however, are based only on the taxable income of a RIC. The excise tax, therefore, generally will not apply to the tax-exempt income of RICs, such as the Funds, that pay exempt-interest dividends.

  The Trust intends to qualify each Fund to pay "exempt-interest dividends" as defined in Section 852(b)(5) of the Code. Under such section if, at the close of each quarter of a Fund's taxable year, at least 50% of the value of its total assets consists of obligations exempt from Federal income tax ("tax-exempt obligations") under Section 103(a) of the Code (relating generally to obligations of a state or local governmental unit), a Fund shall be qualified to pay exempt-interest dividends to its Class A, Class B, Class C and Class D shareholders (together, the "shareholders"). Exempt-interest dividends are dividends or any part thereof paid by a Fund which are attributable to interest on tax-exempt obligations and designated by the Trust as exempt-interest dividends in a written notice mailed to each Fund's shareholders within 60 days after the close of such Fund's taxable year. For this purpose, the Funds will allocate interest from tax-exempt obligations (as well as ordinary income, capital gains and tax preference items, discussed below) among the Class A, Class B, Class C and Class D shareholders according to a method (which it believes is consistent with the Commission's exemptive order permitting the issuance and sale of multiple classes of shares) that is based on the gross income allocable to Class A, Class B, Class C and Class D shareholders during the taxable year, or such other method as the Internal Revenue Service may prescribe. To the extent that the dividends distributed to a Fund's shareholders are derived from interest income exempt from Federal income tax under Code Section 103(a) and are properly designated as exempt-interest dividends, they will be excludable from a shareholder's gross income for Federal income tax purposes, subject to the possible application of the Federal alternative minimum tax as described below. Exempt-interest dividends are included, however, in determining the portion, if any, of a person's social security benefits and railroad retirement benefits subject to Federal income taxes. The Trust will inform shareholders annually regarding the portion of each Fund's distributions which constitutes exempt-interest dividends. Interest on indebtedness incurred or continued to purchase or carry shares of RICs paying exempt-interest dividends, such as the Funds, will not be deductible by the investor for Federal income tax purposes to the extent attributable to exempt-interest dividends. Shareholders are advised to consult their tax advisers with respect to whether exempt-interest dividends retain the exclusion under Code Section 103(a) if a shareholder would be treated as a "substantial user" or "related person" under Code Section 147(a) with respect to property financed with the proceeds of an issue of "industrial development bonds" or "private activity bonds", if any, held by a Fund.

  To the extent that a Fund's distributions are derived from interest on its taxable investments or from an excess of net short-term capital gains over net long-term capital losses ("ordinary income dividends"), such distributions are considered ordinary income for Federal income tax purposes. Distributions, if any, from an excess of net long-term capital gains over net short-term capital losses derived from the sale of securities or from certain transactions in futures or options ("capital gain dividends") are taxable as long-term capital gains for Federal income tax purposes, regardless of the length of time the shareholder has owned Fund shares. Distributions by the Fund, whether from exempt-interest income, ordinary income or capital gains, will not be eligible for the dividends received deduction allowed to corporations under the Code.

  All or a portion of a Fund's gain from the sale or redemption of tax-exempt obligations purchased at a market discount will be treated as ordinary income rather than capital gain. This rule may increase the amount of ordinary income dividends received by shareholders. Any loss upon the sale or exchange of shares held for six months or less will be treated as long-term capital loss to the extent of any capital gain dividends received by the shareholder. In addition, such loss will be disallowed to the extent of any exempt-interest dividends received by the shareholder. Distributions in excess of a Fund's earnings and profits will first reduce the adjusted tax basis of a holder's shares and, after such adjusted tax basis is reduced to zero, will constitute capital gains to such holder (assuming the shares are held as a capital asset). If a Fund pays a dividend in January which was declared in the previous October, November or December to shareholders of record on a specified date in one of such months, then such dividend will be treated for tax purposes as being paid by the Fund and received by its shareholders on December 31 of the year in which such dividend was declared.

  The Code subjects interest received on certain otherwise tax-exempt securities to an alternative minimum tax. The alternative minimum tax applies to interest received on "private activity bonds" issued after August 7, 1986. Private activity bonds are bonds which, although tax-exempt, are used for purposes other than those generally performed by governmental units and which benefit non-governmental entities (e.g., bonds used for industrial development or housing purposes). Income received on such bonds is classified as an item of "tax preference", which could subject investors in such bonds, including shareholders of a Fund, to an alternative minimum tax. Each Fund will purchase such "private activity bonds" and the Trust will report to shareholders within 60 days after such Fund's taxable year-end the portion of the Fund's dividends declared during the year which constitutes an item of tax preference for alternative minimum tax purposes. The Code further provides that corporations are subject to an alternative minimum tax based, in part, on certain differences between taxable income as adjusted for other tax preferences and the corporation's "adjusted current earnings", which more closely reflect a corporation's economic income. Because exempt-interest dividends paid by a Fund will be included in adjusted current earnings, a corporate shareholder may be required to pay alternative minimum tax on exempt-interest dividends paid by a Fund.

  No gain or loss will be recognized by Class B shareholders on the conversion of their Class B shares into Class D shares. A shareholder's basis in the Class D shares acquired will be the same as such shareholder's basis in the Class B shares converted, and the holding period of the acquired Class D shares will include the holding period for the converted Class B shares.

  If a shareholder exercises an exchange privilege within 90 days of acquiring the shares, then the loss the shareholder can recognize on the exchange will be reduced (or the gain increased) to the extent any sales charge paid to the Fund on the exchanged shares reduces any sales charge the shareholder would have owed upon purchase of the new shares in the absence of the exchange privilege. Instead, such sales charge will be treated as an amount paid for the new shares.

  A loss realized on a sale or exchange of shares of a Fund will be disallowed if other Fund shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the date that the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

  Ordinary income dividends paid to shareholders who are nonresident aliens or foreign entities will be subject to a 30% United States withholding tax under existing provisions of the Code applicable to foreign individuals and entities unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. Nonresident shareholders are urged to consult their own tax advisers concerning the applicability of the United States withholding tax.

  Under certain Code provisions, some shareholders may be subject to a 31% withholding tax on certain ordinary income dividends and on capital gain dividends and redemption payments ("backup withholding"). Generally, shareholders subject to backup withholding will be those for whom no certified taxpayer identification number is on file with the Trust or who, to the Trust's knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that such investor is not otherwise subject to backup withholding.

  The Code provides that every person required to file a tax return must include for information purposes on such return the amount of exempt-interest dividends received from all sources (including the Funds) during the taxable year.

ENVIRONMENTAL TAX

  The Code imposes a deductible tax (the "Environmental Tax") on a corporation's modified alternative minimum taxable income (computed without regard to the alternative tax net operating loss deduction and the deduction for the Environmental Tax) at a rate of $12 per $10,000 (0.12%) of alternative minimum taxable income in excess of $2,000,000. The Environmental Tax is imposed even if the corporation is not required to pay an alternative minimum tax because the corporation's regular income tax liability exceeds its minimum tax liability. The Code provides, however, that RICs, such as the Funds, are not subject to the Environmental Tax. However, exempt-interest dividends paid by the Funds that create alternative minimum taxable income for corporate shareholders (as described above) may subject corporate shareholders of such Funds to the Environmental Tax.

TAX TREATMENT OF FINANCIAL FUTURES CONTRACTS AND OPTIONS THEREON

  Each Fund may purchase or sell municipal bond index futures contracts and interest rate futures contracts on U.S. Government securities ("financial futures contracts"). Each Fund also may purchase and write call and put options on such financial futures contracts. In general, unless an election is available to a Fund or an exception applies, such options and financial futures contracts that are "Section 1256 contracts" will be "marked-to-market" for Federal income tax purposes at the end of each taxable year, i.e., each such option or financial futures contract will be treated as sold for its fair market value on the last day of the taxable year, and any gain or loss attributable to such Section 1256 contracts will be 60% long-term and 40% short-term capital gain or loss. Application of these rules to Section 1256 contracts held by a Fund may alter the timing and character of distributions to shareholders. The mark-to-market rules outlined above, however, will not apply to certain transactions entered into by the Fund solely to reduce the risk of changes in price or interest rates with respect to its investments.

  Code Section 1092, which applies to certain "straddles", may affect the taxation of a Fund's transactions in financial futures contracts and related options. Under Section 1092, a Fund may be required to postpone recognition for tax purposes of losses incurred in certain closing transactions in financial futures contracts or the related options.

  One of the requirements for qualification as a RIC is that less than 30% of a Fund's gross income be derived from gains from the sale or other disposition of securities held for less than three months. Accordingly, the Funds may be restricted in effecting closing transactions within three months after entering into an option or financial futures contract.

                               ----------------

  The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury regulations presently in effect. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury regulations promulgated thereunder. The Code and the Treasury regulations are subject to change by legislative, judicial or administrative action either prospectively or retroactively.

  Shareholders are urged to consult their tax advisers regarding specific questions as to Federal, foreign, state or local taxes.

STATE

  Arizona. Exempt-interest dividends from the Arizona Fund will not be subject to Arizona income tax for shareholders who are Arizona residents to the extent that the dividends are attributable to interest earned on Arizona State Municipal Bonds. To the extent that the Arizona Fund's distributions are derived from interest on its taxable investments or from an excess of net short-term capital gains over net long-term capital losses, such distributions are considered ordinary income for Arizona income tax purposes. Such distributions are not eligible for the dividends received deduction for corporations. Distributions, if any, of net long-term capital gains from the sale of securities or from certain transactions in futures or options are taxable as ordinary income for Arizona purposes. Inasmuch and for so long as the Arizona Fund is registered as a diversified management company under the 1940 Act, the Arizona Fund will not be subject to Arizona corporate income taxes, except to the extent of its "unrelated business income", as defined in Section 512 of the Code, if any, which would be taxed to the Fund (but not its shareholders) at the Arizona corporate income tax rate (currently 9.3%) or $50, whichever is greater.

  California. Exempt-interest dividends from the California Fund will not be subject to California personal income taxes for California resident individuals to the extent attributable to interest from California State Municipal Bonds, and such exempt-interest dividends will also be excludable from the income base used in calculating the California corporate income tax to the extent attributable to interest from California State Municipal Bonds. However, exempt-interest dividends paid to a corporate shareholder subject to California state corporate franchise tax will be taxable as ordinary income. Distributions of long-term capital gains will be treated as capital gains which are taxed at ordinary income rates for California state income tax purposes.

  Florida. The Florida Fund has received a ruling from the Florida Department of Revenue that if on the last business day of any calendar year the Florida Fund's assets consist solely of assets exempt from Florida intangible personal property tax, shares of the Florida Fund will be exempt from Florida intangible personal property tax in the following year. The Florida Department of Revenue has the authority to revoke or modify a previously issued ruling; however, if a ruling is revoked or modified, the revocation or modification is prospective only. Thus, if the ruling is not revoked or modified and if 100% of the Florida Fund's assets on the last business day of each calendar year consists of assets exempt from Florida intangible personal property tax, shares of the Florida Fund owned by Florida residents will be exempt from Florida intangible personal property tax. Assets exempt from Florida intangible personal property tax include obligations of the State of Florida and its political subdivisions; obligations of the United States Government or its agencies; and cash. If shares of the Florida Fund are subject to Florida intangible personal property tax because less than 100% of the Florida Fund's assets on the last business day of the calendar year consists of assets exempt from Florida intangible personal property tax, only the portion of the net asset value of the Florida Fund that is attributable to obligations of the U.S. Government will be exempt from taxation. The Florida Fund anticipates that on the last business day of each calendar year the Florida Fund's assets will consist solely of assets exempt from Florida intangible personal property tax.

  Dividends paid by the Florida Fund to individuals who are Florida residents are not subject to personal income taxation by Florida, because Florida does not impose a personal income tax. Distributions of investment income and capital gains by the Florida Fund will be subject to Florida corporate income tax, state taxes in states other than Florida and local taxes in cities other than those in Florida. Shareholders subject to taxation by states other than Florida may realize a lower after-tax rate of return than Florida shareholders since the dividends distributed by the Florida Fund may not be exempt, to any significant degree, from income taxation by such other states.

  If the Florida Fund does not have a taxable nexus to Florida, such as through the location within the state of the Trust's or the Florida Fund's activities or those of the Manager, under present Florida law, the Florida Fund is not subject to Florida corporate income taxation. Additionally, if the Florida Fund's assets do not have a taxable situs in Florida as of January 1 of each calendar year, the Florida Fund will not be subject to Florida intangible personal property tax. If the Florida Fund has a taxable nexus to Florida or the Florida Fund's assets have a taxable situs in Florida, the Florida Fund will be subject to Florida taxation.

  Massachusetts. Under existing Massachusetts law, as long as the Massachusetts Fund qualifies as a separate "regulated investment company" under the Code, (i) the Massachusetts Fund will not be liable for any personal income or any corporate excise tax in the Commonwealth of Massachusetts and (ii) shareholders of the Massachusetts Fund who are subject to Massachusetts personal income taxation will not be required to include in their Massachusetts taxable income
(a) that portion of their "exempt-interest dividends" (as defined in Section 852(b)(5) of the Code) from the Massachusetts Fund which the Massachusetts Fund clearly identifies as directly attributable to interest received by the Massachusetts Fund on Massachusetts State Municipal Bonds or (b) that portion of their dividends which is identified as attributable to interest received by the Massachusetts Fund on obligations of the United States or its agencies or possessions that are exempt from state taxation (collectively, "Massachusetts-exempt dividends").

  Any capital gains distributed by the Massachusetts Fund to a shareholder otherwise subject to Massachusetts personal income taxation (except for capital gains on certain Massachusetts State Municipal Bonds which are specifically exempt by statute), or gains realized by such a shareholder on a redemption or sale of shares of the Massachusetts Fund, will be subject to Massachusetts personal income taxation. The portion of any deduction (e.g., an interest deduction) otherwise available to a shareholder subject to Massachusetts personal income taxation which relates or is allocable to Massachusetts-exempt dividends will not be deductible for Massachusetts personal income tax purposes.

  In the case of any corporate shareholder otherwise subject to the Massachusetts corporate excise tax, distributions received from the Massachusetts Fund, and any gain on the sale or other disposition of Massachusetts Fund Shares, will be includable in the corporation's Massachusetts gross income and taxed accordingly. Similarly, the value of shares held in the Massachusetts Fund will be taken into account in calculating the property component of the Massachusetts corporate excise tax. Interest on indebtedness incurred or continued to purchase or carry Fund shares will not be deductible in calculating the income component of the Massachusetts corporate excise tax.

  Michigan. Shareholders who are subject to the Michigan income tax or single business tax will not be subject to the Michigan income tax or single business tax on exempt-interest dividends from the Michigan Fund to the extent they are attributable to interest from Michigan State Municipal Bonds or on dividends that are attributable to interest from obligations of the United States or its possessions. To the extent the distributions from the Michigan Fund are attributable to sources other than Michigan State Municipal Bonds or obligations of the United States or its possessions, such distributions, including, but not limited to, long- or short-term capital gains, will not be exempt from Michigan income tax or the single business tax. For purposes of Michigan income tax laws, shareholders will have a taxable event upon redemption or sale of their shares of the Michigan Fund to the extent the transaction constitutes a taxable event for federal income tax purposes.

  In 1986, the Michigan Department of Treasury issued a Bulletin stating that holders of interests in regulated investment companies who are subject to the Michigan intangibles tax will be exempt from the tax to the extent that the company's investment portfolio consists of items such as Michigan State Municipal Bonds. In addition, shares owned by certain financial institutions or by certain other persons subject to the Michigan single business tax are not subject to the Michigan intangibles tax. The Intangibles Tax is being phased-out, with reductions of twenty-five percent (25%) in 1994 and 1995, fifty percent (50%) in 1996, and seventy-five percent (75%) in 1997, with total repeal effective January 1, 1988.

  New Jersey. To the extent distributions from the New Jersey Fund are derived from interest or gains on New Jersey State Municipal Bonds, such distributions will be exempt from New Jersey personal income tax. In order to pass through tax-exempt interest for New Jersey personal income tax purposes, the New Jersey Fund, among other requirements, must have not less than 80% of the aggregate principal amount of its investments invested in New Jersey State Municipal Bonds at the close of each quarter of the tax year (the "80% Test"). For purposes of calculating whether the 80% Test is satisfied, financial options, futures, forward contracts and similar financial instruments relating to interest-bearing obligations are excluded from the principal amount of the New Jersey Fund's investments. The New Jersey Fund intends to comply with this requirement so as to enable it to pass through tax-exempt interest. In the event the New Jersey Fund does not so comply, distributions by the New Jersey Fund will be taxable to shareholders for New Jersey personal income tax purposes. Interest on indebtedness incurred or continued to purchase or carry New Jersey Fund shares is not deductible either for Federal income tax purposes or New Jersey personal income tax purposes to the extent attributable to exempt-interest dividends. Distributions from the New Jersey Fund derived from interest or gains on New Jersey State Municipal Bonds and paid to a corporate shareholder will be subject to the New Jersey corporation business (franchise) tax or, if applicable, the New Jersey corporation income tax.

  Under present New Jersey law, a RIC, such as the New Jersey Fund, pays a flat tax of $250 per year. The New Jersey Fund might be subject to the New Jersey corporation business (franchise) tax for any taxable year in which it does not qualify as a RIC.

  New York. The portion of the exempt-interest dividends equal to the proportion which the New York Fund's interest on New York State Municipal Bonds bears to all of the New York Fund's tax-exempt interest (whether or not distributed) will be exempt from New York State and New York City personal income taxes. To the extent the New York Fund's distributions are derived from interest on taxable investments, from gain from the sale of investments or from tax-exempt interest that is not attributable to New York State Municipal Bonds, they will constitute taxable income for New York State and New York City personal income tax purposes. Distributions from investment income and capital gains of the New York Fund, including exempt-interest dividends paid to a corporate shareholder, will be subject to New York State corporate franchise and New York City corporation income tax.

  Pennsylvania. To the extent distributions from the Pennsylvania Fund are derived from interest on Pennsylvania State Municipal Bonds, such distributions will also be exempt from the Pennsylvania personal income tax. However, distributions attributable to capital gains derived by the Pennsylvania Fund as well as distributions derived from income from investments other than Pennsylvania State Municipal Bonds will be taxable for purposes of the Pennsylvania personal income tax. In the case of residents of the City of Philadelphia, distributions which are derived from interest on Pennsylvania State Municipal Bonds or which are designated as capital gain dividends for Federal income tax purposes will be exempt from the Philadelphia School District investment income tax.

  Shares of the Pennsylvania Fund will be exempt from Pennsylvania county personal property taxes to the extent the Pennsylvania Fund's portfolio securities consist of Pennsylvania State Municipal Bonds on the annual assessment date.

  It is unclear at this time whether an investment in the Pennsylvania Fund by a corporate shareholder will qualify as an exempt asset for purposes of apportionment of the Pennsylvania capital stock/foreign franchise tax. To the extent exempt-interest dividends are excluded from taxable income for Federal corporate income tax purposes (determined before net operating loss carryovers and special deductions), they will not be subject to the Pennsylvania corporate net income tax.

  The above discussion is a general and abbreviated summary of the relevant state and local tax provisions presently in effect. Shareholders are urged to consult their tax advisers regarding specific questions as to state or local taxes.

                                PERFORMANCE DATA

  From time to time each Fund may include its average annual total return and other total return data, as well as yield and tax-equivalent yield, in advertisements or information furnished to present or prospective shareholders. From time to time, the Fund may include the Fund's Morningstar risk-adjusted ratings in advertisements or supplemental sales literature. Total return and yield and tax-equivalent yield figures are based on a Fund's historical performance and are not intended to indicate future performance. Average annual total return, yield and tax-equivalent yield are determined separately for Class A, Class B, Class C and Class D shares of each Fund in accordance with formulas specified by the Commission.

  Average annual total return quotations for the specified periods are computed by finding the average annual compounded rates of return (based on net investment income and any realized and unrealized capital gains or losses on portfolio investments over such periods) that would equate the initial amount invested to the redeemable value of such investment at the end of each period. Average annual total return is computed assuming all dividends and distributions are reinvested and taking into account all applicable recurring and nonrecurring expenses, including the maximum sales charge in the case of Class A and Class D shares of a Fund and the CDSC that would be applicable to a complete redemption of the investment at the end of the specified period in the case of Class B and Class C shares of that Fund.

  The Funds also may quote annual, average annual and annualized total return and aggregate total return performance data, both as a percentage and as a dollar amount based on a hypothetical $1,000 investment, for various periods other than those noted below. Such data will be computed as described above, except that (1) as required by the periods of the quotations, actual annual, annualized or aggregate data, rather than average annual data, may be quoted and (2) the maximum applicable sales charges will not be included with respect to annual or annualized rates of return calculations. Aside from the impact on the performance data calculations of including or excluding the maximum applicable sales charges, actual annual or annualized total return data generally will be lower than average annual total return data since the average rates of return reflect compounding of return; aggregate total return data generally will be higher than average annual total return data since the aggregate rates of return reflect compounding over a longer period of time.

  Set forth below is the total return, yield and tax-equivalent yield information (based on a Federal tax rate of 28%) for the Class A, Class B, Class C and Class D shares of each of the Funds for the periods indicated.

                            CLASS A SHARES                     CLASS B SHARES
                  ---------------------------------- ----------------------------------
                                    REDEEMABLE VALUE                   REDEEMABLE VALUE
                                          OF A                               OF A
                    EXPRESSED AS      HYPOTHETICAL     EXPRESSED AS      HYPOTHETICAL
                    A PERCENTAGE         $1,000        A PERCENTAGE         $1,000
                     BASED ON A      INVESTMENT AT      BASED ON A      INVESTMENT AT
                    HYPOTHETICAL       THE END OF      HYPOTHETICAL       THE END OF
                  $1,000 INVESTMENT    THE PERIOD    $1,000 INVESTMENT    THE PERIOD
                  ----------------- ---------------- ----------------- ----------------
Arizona Fund
------------
                                        AVERAGE ANNUAL TOTAL RETURN
                               (INCLUDING MAXIMUM APPLICABLE SALES CHARGES)
 Fiscal year
 ended July 31,
 1995............       5.41%          $1,054.10           4.99%          $1,049.90
 Inception
 (November 26,
 1993) to July
 31, 1995........       4.43%          $1,075.40           4.63%          $1,078.80
                                        ANNUAL TOTAL RETURN
                               (EXCLUDING MAXIMUM APPLICABLE SALES CHARGES)
 Fiscal year
 ended July 31,
 1995............       6.47%          $1,064.70           5.99%          $1,059.90
 Inception
 (November 26,
 1993) to July
 31, 1994........       2.02%          $1,020.20           1.78%          $1,017.80
                                        AGGREGATE TOTAL RETURN
                               (INCLUDING MAXIMUM APPLICABLE SALES CHARGES)
 Inception
 (November 26,
 1993) to July
 31, 1995........       7.54%          $1,075.40           7.88%          $1,078.80
 Inception
 (October 21,
 1994) to July
 31, 1995........
 Yield*..........       3.86%                              3.54%
 Tax-Equivalent
 Yield*..........       5.36%                              4.92%

                        CLASS C SHARES+             CLASS D SHARES+
                  --------------------------- ---------------------------
                   EXPRESSED     REDEEMABLE    EXPRESSED     REDEEMABLE
                      AS A       VALUE OF A       AS A       VALUE OF A
                   PERCENTAGE   HYPOTHETICAL   PERCENTAGE   HYPOTHETICAL
                   BASED ON A      $1,000      BASED ON A      $1,000
                  HYPOTHETICAL INVESTMENT AT  HYPOTHETICAL INVESTMENT AT
                     $1,000    THE END OF THE    $1,000    THE END OF THE
                   INVESTMENT      PERIOD      INVESTMENT      PERIOD
                  ------------ -------------- ------------ --------------
Arizona Fund
------------
                                        AVERAGE ANNUAL TOTAL RETURN
                               (INCLUDING MAXIMUM APPLICABLE SALES CHARGES)
 Fiscal year
 ended July 31,
 1995............     6.36%      $1,049.00        6.86%      $1,052.80
 Inception
 (November 26,
 1993) to July
 31, 1995........
                                        ANNUAL TOTAL RETURN
                               (EXCLUDING MAXIMUM APPLICABLE SALES CHARGES)
 Fiscal year
 ended July 31,
 1995............     5.90%      $1,059.00        6.34%      $1,063.40
 Inception
 (November 26,
 1993) to July
 31, 1994........
                                        AGGREGATE TOTAL RETURN
                               (INCLUDING MAXIMUM APPLICABLE SALES CHARGES)
 Inception
 (November 26,
 1993) to July
 31, 1995........
 Inception
 (October 21,
 1994) to July
 31, 1995........     4.90%      $1,049.00        5.28%      $1,052.80
 Yield*..........     3.51%                       3.77%
 Tax-Equivalent
 Yield*..........     4.88%                       5.24%

                            CLASS A SHARES                     CLASS B SHARES
                  ---------------------------------- ----------------------------------
                                    REDEEMABLE VALUE                   REDEEMABLE VALUE
                                          OF A                               OF A
                    EXPRESSED AS      HYPOTHETICAL     EXPRESSED AS      HYPOTHETICAL
                    A PERCENTAGE         $1,000        A PERCENTAGE         $1,000
                     BASED ON A      INVESTMENT AT      BASED ON A      INVESTMENT AT
                    HYPOTHETICAL       THE END OF      HYPOTHETICAL       THE END OF
                  $1,000 INVESTMENT    THE PERIOD    $1,000 INVESTMENT    THE PERIOD
                  ----------------- ---------------- ----------------- ----------------
California Fund
---------------
                                        AVERAGE ANNUAL TOTAL RETURN
                               (INCLUDING MAXIMUM APPLICABLE SALES CHARGES)
 Fiscal year
 ended July 31,
 1995............       4.54%          $1,045.40           4.23%          $1,042.30
 Inception
 (November 26,
 1993) to July
 31, 1995........       3.44%          $1,058.30           3.70%          $1,062.70
                                        ANNUAL TOTAL RETURN
                               (EXCLUDING MAXIMUM APPLICABLE SALES CHARGES)
 Fiscal year
 ended July 31,
 1995............       5.60%          $1,056.00           5.23%          $1,052.30
 Inception
 (November 26,
 1993) to July
 31, 1994........       1.23%          $1,012.30           0.99%          $1,009.90
                                        AGGREGATE TOTAL RETURN
                               (INCLUDING MAXIMUM APPLICABLE SALES CHARGES)
 Inception
 (November 26,
 1993) to July
 31, 1995........       5.83%          $1,058.30           6.27%          $1,062.70
 Inception
 (October 21,
 1994) to July
 31, 1995........
 Yield*..........       3.75%                              3.43%
 Tax-Equivalent
 Yield*..........       5.21%                              4.76%

                        CLASS C SHARES+             CLASS D SHARES+
                  --------------------------- ---------------------------
                   EXPRESSED     REDEEMABLE    EXPRESSED     REDEEMABLE
                      AS A       VALUE OF A       AS A       VALUE OF A
                   PERCENTAGE   HYPOTHETICAL   PERCENTAGE   HYPOTHETICAL
                   BASED ON A      $1,000      BASED ON A      $1,000
                  HYPOTHETICAL INVESTMENT AT  HYPOTHETICAL INVESTMENT AT
                     $1,000    THE END OF THE    $1,000    THE END OF THE
                   INVESTMENT      PERIOD      INVESTMENT      PERIOD
                  ------------ -------------- ------------ --------------
California Fund
---------------
                                        AVERAGE ANNUAL TOTAL RETURN
                               (INCLUDING MAXIMUM APPLICABLE SALES CHARGES)
 Fiscal year
 ended July 31,
 1995............       5.98%      $1,046.00        6.23%      $1,048.00
 Inception
 (November 26,
 1993) to July
 31, 1995........
                                        ANNUAL TOTAL RETURN
                               (EXCLUDING MAXIMUM APPLICABLE SALES CHARGES)
 Fiscal year
 ended July 31,
 1995............       5.60%      $1,056.00        5.85%      $1,058.50
 Inception
 (November 26,
 1993) to July
 31, 1994........
                                        AGGREGATE TOTAL RETURN
                               (INCLUDING MAXIMUM APPLICABLE SALES CHARGES)
 Inception
 (November 26,
 1993) to July
 31, 1995........
 Inception
 (October 21,
 1994) to July
 31, 1995........       4.60%      $1,046.00        4.80%      $1,048.00
 Yield*..........       3.61%                       3.65%
 Tax-Equivalent
 Yield*..........       5.01%                       5.07%

                                                          (Footnotes on page 50)

                            CLASS A SHARES                     CLASS B SHARES
                  ---------------------------------- ----------------------------------
                                    REDEEMABLE VALUE                   REDEEMABLE VALUE
                                          OF A                               OF A
                    EXPRESSED AS      HYPOTHETICAL     EXPRESSED AS      HYPOTHETICAL
                     A PERCENTAGE        $1,000         A PERCENTAGE        $1,000
                     BASED ON A      INVESTMENT AT      BASED ON A      INVESTMENT AT
                    HYPOTHETICAL       THE END OF      HYPOTHETICAL       THE END OF
                  $1,000 INVESTMENT    THE PERIOD    $1,000 INVESTMENT    THE PERIOD
                  ----------------- ---------------- ----------------- ----------------
Florida Fund
------------
                                        AVERAGE ANNUAL TOTAL RETURN
                               (INCLUDING MAXIMUM APPLICABLE SALES CHARGES)
 Fiscal year
  ended July 31,
  1995...........       4.99%          $1,049.90           4.57%          $1,045.70
 Inception
  (November 26,
  1993) to July
  31, 1995.......       3.63%          $1,061.70           3.89%          $1,066.10
                                        ANNUAL TOTAL RETURN
                               (EXCLUDING MAXIMUM APPLICABLE SALES CHARGES)
 Fiscal year
  ended July 31,
  1995...........       6.05%          $1,060.50           5.57%          $1,055.70
 Inception
  (November 26,
  1993) to July
  31, 1994.......       1.12%          $1,011.20           0.99%          $1,009.90
                                        AGGREGATE TOTAL RETURN
                               (INCLUDING MAXIMUM APPLICABLE SALES CHARGES)
 Inception
  (November 26,
  1993) to July
  31, 1995.......       6.17%          $1,061.70           6.61%          $1,066.10
 Inception
  (October 21,
  1994) to July
  31, 1995.......
 Yield*..........       3.86%                              3.54%
 Tax-Equivalent
 Yield*..........       5.36%                              4.92%

                        CLASS C SHARES+             CLASS D SHARES+
                  --------------------------- ---------------------------
                   EXPRESSED     REDEEMABLE    EXPRESSED     REDEEMABLE
                      AS A       VALUE OF A       AS A       VALUE OF A
                   PERCENTAGE   HYPOTHETICAL   PERCENTAGE   HYPOTHETICAL
                   BASED ON A      $1,000      BASED ON A      $1,000
                  HYPOTHETICAL INVESTMENT AT  HYPOTHETICAL INVESTMENT AT
                     $1,000    THE END OF THE    $1,000    THE END OF THE
                   INVESTMENT      PERIOD      INVESTMENT      PERIOD
                  ------------ -------------- ------------ --------------
Florida Fund
------------
                                        AVERAGE ANNUAL TOTAL RETURN
                               (INCLUDING MAXIMUM APPLICABLE SALES CHARGES)
 Fiscal year
  ended July 31,
  1995...........       6.04%      $1,046.50        6.51%      $1,050.10
 Inception
  (November 26,
  1993) to July
  31, 1995.......
                                        ANNUAL TOTAL RETURN
                               (EXCLUDING MAXIMUM APPLICABLE SALES CHARGES)
 Fiscal year
  ended July 31,
  1995...........       5.65%      $1,056.50        6.07%      $1,060.70
 Inception
  (November 26,
  1993) to July
  31, 1994.......
                                        AGGREGATE TOTAL RETURN
                               (INCLUDING MAXIMUM APPLICABLE SALES CHARGES)
 Inception
  (November 26,
  1993) to July
  31, 1995.......
 Inception
  (October 21,
  1994) to July
  31, 1995.......       4.65%      $1,046.50        5.01%      $1,050.10
 Yield*..........       3.51%                       3.77%
 Tax-Equivalent
  Yield*.........       4.88%                       5.24%

                            CLASS A SHARES                     CLASS B SHARES
                  ---------------------------------- ----------------------------------
                                    REDEEMABLE VALUE                   REDEEMABLE VALUE
                                          OF A                               OF A
                    EXPRESSED AS      HYPOTHETICAL     EXPRESSED AS      HYPOTHETICAL
                     A PERCENTAGE        $1,000         A PERCENTAGE        $1,000
                     BASED ON A      INVESTMENT AT      BASED ON A      INVESTMENT AT
                    HYPOTHETICAL       THE END OF      HYPOTHETICAL       THE END OF
                  $1,000 INVESTMENT    THE PERIOD    $1,000 INVESTMENT    THE PERIOD
                  ----------------- ---------------- ----------------- ----------------
Massachusetts
 Fund
-------------
                                        AVERAGE ANNUAL TOTAL RETURN
                               (INCLUDING MAXIMUM APPLICABLE SALES CHARGES)
 Fiscal year
  ended July 31,
  1995...........       3.74%          $1,037.40           3.41%          $1,034.10
 Inception
  (November 26,
  1993) to July
  31, 1995.......       3.43%          $1,058.20           3.69%          $1,062.60
                                        ANNUAL TOTAL RETURN
                               (EXCLUDING MAXIMUM APPLICABLE SALES CHARGES)
 Fiscal year
  ended July 31,
  1995...........       4.79%          $1,047.90           4.41%          $1,044.10
 Inception
  (November 26,
  1993) to July
  31, 1994.......       2.01%          $1,020.10           1.77%          $1,017.70
                                        AGGREGATE TOTAL RETURN
                               (INCLUDING MAXIMUM APPLICABLE SALES CHARGES)
 Inception
  (November 26,
  1993) to July
  31, 1995.......       5.82%          $1,058.20           6.26%          $1,062.60
 Inception
  (October 21,
  1994) to July
  31, 1995.......
 Yield*..........       3.99%                              3.67%
 Tax-Equivalent
  Yield*.........       5.54%                              5.10%

                        CLASS C SHARES+             CLASS D SHARES+
                  --------------------------- ---------------------------
                   EXPRESSED     REDEEMABLE    EXPRESSED     REDEEMABLE
                      AS A       VALUE OF A       AS A       VALUE OF A
                   PERCENTAGE   HYPOTHETICAL   PERCENTAGE   HYPOTHETICAL
                   BASED ON A      $1,000      BASED ON A      $1,000
                  HYPOTHETICAL INVESTMENT AT  HYPOTHETICAL INVESTMENT AT
                     $1,000    THE END OF THE    $1,000    THE END OF THE
                   INVESTMENT      PERIOD      INVESTMENT      PERIOD
                  ------------ -------------- ------------ --------------
Massachusetts
 Fund
-------------
                                        AVERAGE ANNUAL TOTAL RETURN
                               (INCLUDING MAXIMUM APPLICABLE SALES CHARGES)
 Fiscal year
  ended July 31,
  1995...........       5.19%      $1,040.00        5.24%      $1,040.40
 Inception
  (November 26,
  1993) to July
  31, 1995.......
                                        ANNUAL TOTAL RETURN
                               (EXCLUDING MAXIMUM APPLICABLE SALES CHARGES)
 Fiscal year
  ended July 31,
  1995...........       5.00%      $1,050.00        5.09%      $1,050.90
 Inception
  (November 26,
  1993) to July
  31, 1994.......
                                        AGGREGATE TOTAL RETURN
                               (INCLUDING MAXIMUM APPLICABLE SALES CHARGES)
 Inception
  (November 26,
  1993) to July
  31, 1995.......
 Inception
  (October 21,
  1994) to July
  31, 1995.......       4.00%      $1,040.00        4.04%      $1,040.40
 Yield*..........       3.87%                       3.89%
 Tax-Equivalent
  Yield*.........       5.38%                       5.40%

                                                          (Footnotes on page 50)

                            CLASS A SHARES                      CLASS B SHARES
                  ----------------------------------- -----------------------------------
                    EXPRESSED AS    REDEEMABLE VALUE    EXPRESSED AS    REDEEMABLE VALUE
                    A PERCENTAGE    OF A HYPOTHETICAL   A PERCENTAGE    OF A HYPOTHETICAL
                     BASED ON A     $1,000 INVESTMENT    BASED ON A     $1,000 INVESTMENT
                    HYPOTHETICAL      AT THE END OF     HYPOTHETICAL      AT THE END OF
                  $1,000 INVESTMENT    THE PERIOD     $1,000 INVESTMENT    THE PERIOD
                  ----------------- ----------------- ----------------- -----------------
Michigan Fund
-------------
                                        AVERAGE ANNUAL TOTAL RETURN
                               (INCLUDING MAXIMUM APPLICABLE SALES CHARGES)

 Fiscal year
  ended July 31,
  1995...........       4.10%           $1,041.00           3.78%           $1,037.80
 Inception
  (November 26,
  1993) to July
  31, 1995.......       3.44%           $1,058.30           3.69%           $1,062.60
                                        ANNUAL TOTAL RETURN
                               (EXCLUDING MAXIMUM APPLICABLE SALES CHARGES)
 Fiscal year
  ended July 31,
  1995...........       5.16%           $1,051.60           4.78%           $1,047.80
 Inception
  (November 26,
  1993) to July
  31, 1994.......       1.66%           $1,016.60           1.42%           $1,014.20
                                        AGGREGATE TOTAL RETURN
                               (INCLUDING MAXIMUM APPLICABLE SALES CHARGES)
 Inception
  (November 26,
  1993) to July
  31, 1995.......       5.83%           $1,058.30           6.26%           $1,062.60
 Inception
  (October 21,
  1994) to July
  31, 1995.......
 Yield*..........       4.24%                               3.90%
 Tax-Equivalent
  Yield*.........       5.89%                               5.42%

                        CLASS C SHARES+             CLASS D SHARES+
                  --------------------------- ---------------------------
                   EXPRESSED     REDEEMABLE    EXPRESSED     REDEEMABLE
                      AS A       VALUE OF A       AS A       VALUE OF A
                   PERCENTAGE   HYPOTHETICAL   PERCENTAGE   HYPOTHETICAL
                   BASED ON A      $1,000      BASED ON A      $1,000
                  HYPOTHETICAL INVESTMENT AT  HYPOTHETICAL INVESTMENT AT
                     $1,000    THE END OF THE    $1,000    THE END OF THE
                   INVESTMENT      PERIOD      INVESTMENT      PERIOD
                  ------------ -------------- ------------ --------------
Michigan Fund
-------------
                                        AVERAGE ANNUAL TOTAL RETURN
                              (INCLUDING MAXIMUM APPLICABLE SALES CHARGES)
 Fiscal year
  ended July 31,
  1995...........       5.71%      $1,044.00        6.05%      $1,046.60
 Inception
  (November 26,
  1993) to July
  31, 1995.......
                                        ANNUAL TOTAL RETURN
                              (EXCLUDING MAXIMUM APPLICABLE SALES CHARGES)
 Fiscal year
  ended July 31,
  1995...........       5.40%      $1,054.00        5.72%      $1,057.20
 Inception
  (November 26,
  1993) to July
  31, 1994.......
                                        AGGREGATE TOTAL RETURN
                              (INCLUDING MAXIMUM APPLICABLE SALES CHARGES)
 Inception
  (November 26,
  1993) to July
  31, 1995.......
 Inception
  (October 21,
  1994) to July
  31, 1995.......       4.40%      $1,044.00        4.66%      $1,046.60
 Yield*..........       3.87%                       4.14%
 Tax-Equivalent
  Yield*.........       5.38%                       5.75%

New Jersey Fund
---------------
                                        AVERAGE ANNUAL TOTAL RETURN
                               (INCLUDING MAXIMUM APPLICABLE SALES CHARGES)
 Fiscal year
  ended July 31,
  1995...........       5.38%           $1,053.80           5.07%           $1,050.70
 Inception
  (November 26,
  1993) to July
  31, 1995.......       4.23%           $1,072.00           4.55%           $1,077.50
                                        ANNUAL TOTAL RETURN
                               (EXCLUDING MAXIMUM APPLICABLE SALES CHARGES)
 Fiscal year
  ended July 31,
  1995...........       6.45%           $1,064.50           6.07%           $1,060.70
 Inception
  (November 26,
  1993) to July
  31, 1994.......       1.73%           $1,017.30           1.59%           $1,015.90
                                        AGGREGATE TOTAL RETURN
                               (INCLUDING MAXIMUM APPLICABLE SALES CHARGES)
 Inception
  (November 26,
  1993) to July
  31, 1995.......       7.20%           $1,072.00           7.75%           $1,077.50
 Inception
  (October 21,
  1994) to July
  31, 1995.......
 Yield*..........       3.72%                               3.40%
 Tax-Equivalent
  Yield*.........       5.17%                               4.72%

New Jersey Fund
---------------
                                        AVERAGE ANNUAL TOTAL RETURN
                               (INCLUDING MAXIMUM APPLICABLE SALES CHARGES)
 Fiscal year
  ended July 31,
  1995...........       (6.32)%     $  950.60        7.08%      $1,054.50
 Inception
  (November 26,
  1993) to July
  31, 1995.......
                                        ANNUAL TOTAL RETURN
                               (EXCLUDING MAXIMUM APPLICABLE SALES CHARGES)
 Fiscal year
  ended July 31,
  1995...........       (4.01)%     $  959.90        6.51%      $1,065.10
 Inception
  (November 26,
  1993) to July
  31, 1994.......
                                        AGGREGATE TOTAL RETURN
                               (INCLUDING MAXIMUM APPLICABLE SALES CHARGES)
 Inception
  (November 26,
  1993) to July
  31, 1995.......
 Inception
  (October 21,
  1994) to July
  31, 1995.......       (4.94)%     $  950.60        5.45%      $1,054.50
 Yield*..........       3.47%                       3.63%
 Tax-Equivalent
  Yield*.........       4.82%                       5.04%

                                                          (Footnotes on page 50)

                             CLASS A SHARES                     CLASS B SHARES
                   ---------------------------------- -----------------------------------
                                     REDEEMABLE VALUE
                                           OF A
                     EXPRESSED AS      HYPOTHETICAL     EXPRESSED AS    REDEEMABLE VALUE
                      A PERCENTAGE        $1,000         A PERCENTAGE   OF A HYPOTHETICAL
                      BASED ON A        INVESTMENT       BASED ON A     $1,000 INVESTMENT
                     HYPOTHETICAL     AT THE END OF     HYPOTHETICAL      AT THE END OF
                   $1,000 INVESTMENT    THE PERIOD    $1,000 INVESTMENT    THE PERIOD
                   ----------------- ---------------- ----------------- -----------------
New York Fund
-------------
                                        AVERAGE ANNUAL TOTAL RETURN
                               (INCLUDING MAXIMUM APPLICABLE SALES CHARGES)
 Fiscal year
 ended July 31,
 1995............        4.97%          $1,049.70           4.66%           $1,046.60
 Inception
 (November 26,
 1993) to July
 31, 1995........        3.92%          $1,066.60           4.18%           $1,071.10
                                        ANNUAL TOTAL RETURN
                               (EXCLUDING MAXIMUM APPLICABLE SALES CHARGES)
 Fiscal year
 ended July 31,
 1995............        6.03%          $1,060.30           5.66%           $1,056.60
 Inception
 (November 26,
 1993) to July
 31, 1994........        1.61%          $1,016.10           1.37%           $1,013.70
                                        AGGREGATE TOTAL RETURN
                               (INCLUDING MAXIMUM APPLICABLE SALES CHARGES)
 Inception
 (November 26,
 1993) to July
 31, 1995........        6.66%          $1,066.60           7.11%           $1,071.10
 Inception
 (October 21,
 1994) to July
 31, 1995........
 Yield*..........        4.13%                              3.81%
 Tax-Equivalent
 Yield*..........        5.74%                              5.29%

                         CLASS C SHARES+             CLASS D SHARES+
                   --------------------------- ---------------------------
                    EXPRESSED     REDEEMABLE    EXPRESSED     REDEEMABLE
                       AS A      VALUE OF  A       AS A       VALUE OF A
                    PERCENTAGE   HYPOTHETICAL   PERCENTAGE   HYPOTHETICAL
                    BASED ON A      $1,000      BASED ON A      $1,000
                   HYPOTHETICAL INVESTMENT AT  HYPOTHETICAL INVESTMENT AT
                      $1,000    THE END OF THE    $1,000    THE END OF THE
                    INVESTMENT      PERIOD      INVESTMENT      PERIOD
                   ------------ -------------- ------------ --------------
New York Fund
-------------
                                        AVERAGE ANNUAL TOTAL RETURN
                               (INCLUDING MAXIMUM APPLICABLE SALES CHARGES)
 Fiscal year
 ended July 31,
 1995............        6.45%      $1,049.70        6.90%      $1,053.10
 Inception
 (November 26,
 1993) to July
 31, 1995........
                                        ANNUAL TOTAL RETURN
                               (EXCLUDING MAXIMUM APPLICABLE SALES CHARGES)
 Fiscal year
 ended July 31,
 1995............        5.97%      $1,059.70        6.37%      $1,063.70
 Inception
 (November 26,
 1993) to July
 31, 1994........
                                        AGGREGATE TOTAL RETURN
                               (INCLUDING MAXIMUM APPLICABLE SALES CHARGES)
 Inception
 (November 26,
 1993) to July
 31, 1995........
 Inception
 (October 21,
 1994) to July
 31, 1995........        4.97%      $1,049.70        5.31%      $1,053.10
 Yield*..........        3.99%                       4.04%
 Tax-Equivalent
 Yield*..........        5.54%                       5.61%



                             CLASS A SHARES                     CLASS B SHARES
                   ---------------------------------- -----------------------------------
                                     REDEEMABLE VALUE
                                           OF A
                     EXPRESSED AS      HYPOTHETICAL     EXPRESSED AS    REDEEMABLE VALUE
                      A PERCENTAGE        $1,000         A PERCENTAGE   OF A HYPOTHETICAL
                      BASED ON A        INVESTMENT       BASED ON A     $1,000 INVESTMENT
                     HYPOTHETICAL     AT THE END OF     HYPOTHETICAL      AT THE END OF
                   $1,000 INVESTMENT    THE PERIOD    $1,000 INVESTMENT    THE PERIOD
                   ----------------- ---------------- ----------------- -----------------
Pennsylvania Fund
-----------------
                                        AVERAGE ANNUAL TOTAL RETURN
                               (INCLUDING MAXIMUM APPLICABLE SALES CHARGES)
 Fiscal year
 ended July 31,
 1995............        4.83%          $1,048.30           4.51%           $1,045.10
 Inception
 (November 26,
 1993) to July
 31, 1995........        3.98%          $1,067.70           4.24%           $1,072.10
                                        ANNUAL TOTAL RETURN
                               (EXCLUDING MAXIMUM APPLICABLE SALES CHARGES)
 Fiscal year
 ended July 31,
 1995............        5.89%          $1,058.90           5.51%           $1,055.10
 Inception
 (November 26,
 1993) to July
 31, 1994........        1.85%          $1,018.50           1.61%           $1,016.10
                                        AGGREGATE TOTAL RETURN
                               (INCLUDING MAXIMUM APPLICABLE SALES CHARGES)
 Inception
 (November 26,
 1993) to July
 31, 1995........        6.77%          $1,067.70           7.21%           $1,072.10
 Inception
 (October 21,
 1994) to July
 31, 1995........
 Yield*..........        4.03%                              3.72%
 Tax-Equivalent
 Yield*..........        5.60%                              5.17%


                         CLASS C SHARES+             CLASS D SHARES+
                   --------------------------- ---------------------------
                    EXPRESSED     REDEEMABLE    EXPRESSED     REDEEMABLE
                       AS A      VALUE OF  A       AS A       VALUE OF A
                    PERCENTAGE   HYPOTHETICAL   PERCENTAGE   HYPOTHETICAL
                    BASED ON A      $1,000      BASED ON A      $1,000
                   HYPOTHETICAL INVESTMENT AT  HYPOTHETICAL INVESTMENT AT
                      $1,000    THE END OF THE    $1,000    THE END OF THE
                    INVESTMENT      PERIOD      INVESTMENT      PERIOD
                   ------------ -------------- ------------ --------------
Pennsylvania Fund
-----------------
                                        AVERAGE ANNUAL TOTAL RETURN
                               (INCLUDING MAXIMUM APPLICABLE SALES CHARGES)
 Fiscal year
 ended July 31,
 1995............        6.08%      $1,046.80        6.54%      $1,050.30
 Inception
 (November 26,
 1993) to July
 31, 1995........
                                        ANNUAL TOTAL RETURN
                               (EXCLUDING MAXIMUM APPLICABLE SALES CHARGES)
 Fiscal year
 ended July 31,
 1995............        5.68%      $1,056.80        6.10%      $1,061.00
 Inception
 (November 26,
 1993) to July
 31, 1994........
                                        AGGREGATE TOTAL RETURN
                               (INCLUDING MAXIMUM APPLICABLE SALES CHARGES)
 Inception
 (November 26,
 1993) to July
 31, 1995........
 Inception
 (October 21,
 1994) to July
 31, 1995........        4.68%      $1,046.80        5.03%      $1,050.30
 Yield*..........        3.70%                       3.94%
 Tax-Equivalent
 Yield*..........        5.14%                       5.47%

----

 + Information as to Class C and Class D shares is presented only for the period October 21, 1994 (commencement of operations) to July 31, 1995. Prior to October 21, 1994, no Class C or Class D shares had been publicly issued.



* 30 days ended on July 31, 1995. Tax-equivalent yield based on a Federal income tax rate of 28%.

  In order to reflect the reduced sales charges in the case of Class A or Class D shares or the waiver of the CDSC in the case of Class B or Class C shares applicable to certain investors, as described under "Purchase of Shares" and "Redemption of Shares", respectively, the total return data quoted by a Fund in advertisements directed to such investors may take into account the reduced, and not the maximum, sales charge or may take into account the CDSC and therefore may reflect greater total return since, due to the reduced sales charge or the waiver of sales charges, a lower amount of expenses is deducted.

                              GENERAL INFORMATION

DESCRIPTION OF SHARES

  The Declaration of Trust, dated February 14, 1991, of the Trust, as amended (the "Declaration"), provides that the Trust shall be comprised of separate Series, each of which will consist of a separate portfolio which will issue separate shares. The Trust is presently comprised of the Arizona Fund, the California Fund, the Florida Fund, the Massachusetts Fund, the Michigan Fund, the New Jersey Fund, the New York Fund and the Pennsylvania Fund. The Trustees are authorized to create an unlimited number of Series and, with respect to each Series, to issue an unlimited number of full and fractional shares of beneficial interest, par value $.10 per share, of different classes and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Series. Shareholder approval is not necessary for the authorization of additional Series or classes of a Series of the Trust. At the date of this Statement of Additional Information, the shares of each Fund are divided into Class A, Class B, Class C and Class D shares. Class A, Class B, Class C and Class D shares represent interests in the same assets of the relevant Fund and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D shares bear certain expenses related to the account maintenance and/or distribution of such shares and have exclusive voting rights with respect to matters relating to such account maintenance and/or distribution expenditures. See "Purchase of Shares". The Trust has received an order from the Commission permitting the issuance and sale of multiple classes of shares of beneficial interest. The Board of Trustees of the Trust may classify and reclassify the shares of any Series into additional classes at a future date.

  All shares of the Trust have equal voting rights, except that only shares of the respective Series are entitled to vote on matters concerning only that Series and, as noted above, Class B, Class C and Class D shares have exclusive voting rights with respect to matters relating to the account maintenance and/or distribution expenses being borne solely by such class. Each issued and outstanding share is entitled to one vote and to participate equally in dividends and distributions declared by a Series and in the net assets of such Series upon liquidation or dissolution remaining after satisfaction of outstanding liabilities, except that, as noted above, expenses related to the account maintenance and/or distribution of the Class B, Class C and Class D shares are borne solely by such class. There normally will be no meeting of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Shareholders, in accordance with the terms of the Declaration, may cause a meeting of shareholders to be held for the purpose of voting on the removal of Trustees. Also, the Trust will be required to call a special meeting of shareholders in accordance with the requirements of the 1940 Act to seek approval of new management and advisory arrangements, of a material increase in distribution fees or of a change in the fundamental policies, objectives or restrictions of a Series.

  The obligations and liabilities of a particular Series are restricted to the assets of that Series and do not extend to the assets of the Trust generally. The shares of each Series, when issued, will be fully paid and nonassessable, have no preference, preemptive, conversion, exchange or similar rights, and will be freely transferable. Holders of shares of any Series are entitled to redeem their shares as set forth elsewhere herein and in the Prospectus. Shares do not have cumulative voting rights and the holders of more than 50% of the shares of the Trust voting for the election of Trustees can elect all of the Trustees if they choose to do so and in such event the holders of the remaining shares would not be able to elect any Trustees. No amendments may be made to the Declaration without the affirmative vote of a majority of the outstanding shares of the Trust.

COMPUTATION OF OFFERING PRICE PER SHARE

  An illustration of the computation of the offering price for Class A, Class B, Class C and Class D shares of each Fund based on the Funds' net assets and number of shares outstanding on July 31, 1995 is set forth below.

                                      CLASS A     CLASS B   CLASS C   CLASS D
                                     ---------- ----------- -------- ----------
Arizona Fund
 Net Assets......................... $1,054,046 $ 5,191,042 $  1,149 $   18,579
                                     ========== =========== ======== ==========
 Number of Shares Outstanding.......    103,693     510,697      113      1,827
                                     ========== =========== ======== ==========
 Net Asset Value Per Share (net
  assets divided by number of shares
  outstanding)...................... $    10.17 $     10.16 $  10.17 $    10.17
 Sales Charge (for Class A and Class
  D shares; 1.00% of offering price
  (1.01% of net asset value per
  share))*.......................... $      .10 $        ** $     ** $      .10
                                     ---------- ----------- -------- ----------
 Offering Price..................... $    10.27 $     10.16 $  10.17 $    10.27
                                     ========== =========== ======== ==========
California Fund
 Net Assets......................... $3,526,712 $10,362,511 $ 64,309 $1,770,948
                                     ========== =========== ======== ==========
 Number of Shares Outstanding.......    352,970   1,037,238    6,437    177,258
                                     ========== =========== ======== ==========
 Net Asset Value Per Share (net
  assets divided by number of shares
  outstanding)...................... $     9.99 $      9.99 $   9.99 $     9.99
 Sales Charge (for Class A and Class
  D shares; 1.00% of offering price
  (1.01% of net asset value per
  share))*.......................... $      .10 $        ** $     ** $      .10
                                     ---------- ----------- -------- ----------
 Offering Price..................... $    10.09 $      9.99 $   9.99 $    10.09
                                     ========== =========== ======== ==========
Florida Fund
 Net Assets......................... $9,849,207 $16,212,708 $  1,131 $7,210,213
                                     ========== =========== ======== ==========
 Number of Shares Outstanding.......    983,379   1,618,761      113    720,201
                                     ========== =========== ======== ==========
 Net Asset Value Per Share (net
  assets divided by number of shares
  outstanding)...................... $    10.02 $     10.02 $  10.01 $    10.01
 Sales Charge (for Class A and Class
  D shares; 1.00% of offering price
  (1.01% of net asset value per
  share))*.......................... $      .10 $        ** $     ** $      .10
                                     ---------- ----------- -------- ----------
 Offering Price..................... $    10.12 $     10.02 $  10.01 $    10.11
                                     ========== =========== ======== ==========
Massachusetts Fund
 Net Assets......................... $4,452,799 $ 4,799,691 $412,541 $  252,582
                                     ========== =========== ======== ==========
 Number of Shares Outstanding.......    446,975     481,748   41,429     25,369
                                     ========== =========== ======== ==========
 Net Asset Value Per Share (net
  assets divided by number of shares
  outstanding)...................... $     9.96 $      9.96 $   9.96 $     9.96
 Sales Charge (for Class A and Class
  D shares; 1.00% of offering price
  (1.01% of net asset value per
  share))*.......................... $      .10 $        ** $     ** $      .10
                                     ---------- ----------- -------- ----------
 Offering Price..................... $    10.06 $      9.96 $   9.96 $    10.06
                                     ========== =========== ======== ==========

                                        CLASS A    CLASS B   CLASS C  CLASS D
                                       ---------- ---------- ------- ----------
Michigan Fund
 Net Assets........................... $2,302,328 $2,494,402 $ 1,128 $  254,178
                                       ========== ========== ======= ==========
 Number of Shares Outstanding.........    230,742    250,006     113     25,485
                                       ========== ========== ======= ==========
 Net Asset Value Per Share (net assets
  divided by number of shares
  outstanding)........................ $     9.98 $     9.98 $  9.98 $     9.97
 Sales Charge (for Class A and Class D
  shares; 1.00% of offering price
  (1.01% of net asset value per
  share))*............................ $      .10 $       ** $    ** $      .10
                                       ---------- ---------- ------- ----------
 Offering Price....................... $    10.08 $     9.98 $  9.98 $    10.07
                                       ========== ========== ======= ==========
New Jersey Fund
 Net Assets........................... $2,400,567 $7,592,897 $ 1,040 $  437,103
                                       ========== ========== ======= ==========
 Number of Shares Outstanding.........    236,440    747,358     113     43,022
                                       ========== ========== ======= ==========
 Net Asset Value Per Share (net assets
  divided by number of shares
  outstanding)........................ $    10.15 $    10.16 $  9.20 $    10.16
 Sales Charge (for Class A and Class D
  shares; 1.00% of offering price
  (1.01% of net asset value per
  share))*............................ $      .10 $       ** $    ** $      .10
                                       ---------- ---------- ------- ----------
 Offering Price....................... $    10.25 $    10.16 $  9.20 $    10.26
                                       ========== ========== ======= ==========
New York Fund
 Net Assets........................... $4,811,410 $8,821,861 $38,358 $2,305,861
                                       ========== ========== ======= ==========
 Number of Shares Outstanding.........    478,754    877,793   3,817    229,378
                                       ========== ========== ======= ==========
 Net Asset Value Per Share (net assets
  divided by number of shares
  outstanding)........................ $    10.05 $    10.05 $ 10.05 $    10.05
 Sales Charge (for Class A and Class D
  shares; 1.00% of offering price
  (1.01% of net asset value per
  share))*............................ $      .10 $       ** $    ** $      .10
                                       ---------- ---------- ------- ----------
 Offering Price....................... $    10.15 $    10.05 $ 10.05 $    10.15
                                       ========== ========== ======= ==========
Pennsylvania Fund
 Net Assets........................... $  943,403 $7,414,019 $ 1,141 $  381,994
                                       ========== ========== ======= ==========
 Number of Shares Outstanding.........     93,398    734,063     113     37,804
                                       ========== ========== ======= ==========
 Net Asset Value Per Share (net assets
  divided by number of shares
  outstanding)........................ $    10.10 $    10.10 $ 10.10 $    10.10
 Sales Charge (for Class A and Class D
  shares; 1.00% of offering price
  (1.01% of net asset value per
  share))*............................ $      .10 $       ** $    ** $      .10
                                       ---------- ---------- ------- ----------
 Offering Price....................... $    10.20 $    10.10 $ 10.10 $    10.20
                                       ========== ========== ======= ==========

--------
 * Rounded to the nearest one-hundredth percent; assumes maximum sales charge is applicable.

** Class B and Class C shares are not subject to an initial sales charge but may be subject to a CDSC on redemption of shares within one year of purchase.

INDEPENDENT AUDITORS

  Deloitte & Touche LLP, 117 Campus Drive, Princeton, New Jersey 08540-6400, has been selected as the independent auditors of the Trust. The independent auditors are responsible for auditing the annual financial statements of each Fund.

CUSTODIAN

  The Bank of New York, 90 Washington Street, 12th Floor, New York, New York 10005, acts as the custodian of the Trust's assets. The custodian is responsible for establishing a separate account for each Fund, safeguarding and controlling each Fund's cash and securities, handling the delivery of securities and collecting interest on each Fund's investments.

TRANSFER AGENT

  Merrill Lynch Financial Data Services, Inc. (the "Transfer Agent"), 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484, acts as the Trust's transfer agent. The Transfer Agent is responsible for the issuance, transfer and redemption of Fund shares and the opening, maintenance and servicing of Fund shareholder accounts. See "Management of the Trust--Transfer Agency Services" in the Prospectus.

LEGAL COUNSEL

  Brown & Wood, One World Trade Center, New York, New York 10048-0557, is counsel for the Trust.

REPORTS TO SHAREHOLDERS

  The fiscal year of each Fund ends on July 31 of each year. The Trust sends to shareholders of each Fund at least semi-annually reports showing the Fund's portfolio and other information. An annual report, containing financial statements audited by independent auditors, is sent to shareholders each year. After the end of each year shareholders will receive Federal income tax information regarding dividends and capital gains distributions.

ADDITIONAL INFORMATION

  The Prospectus and this Statement of Additional Information do not contain all of the information set forth in the Registration Statement and the exhibits relating thereto, which the Trust has filed with the Commission, Washington, D.C., under the Securities Act and the 1940 Act, to which reference is hereby made.

  The Declaration, a copy of which is on file in the office of the Secretary of the Commonwealth of Massachusetts, provides that the name "Merrill Lynch Multi-State Limited Maturity Municipal Series Trust" refers to the Trustees under the Declaration collectively as Trustees, but not as individuals or personally; and no Trustee, shareholder, officer, employee or agent of the Trust shall be held to any personal liability; nor shall resort be had to any such person's private property for the satisfaction of any obligation or claim of the Trust but the "Trust Property" (as defined in the Declaration) only shall be liable.

  To the knowledge of the Trust, the following persons or entities owned beneficially 5% or more of a Fund's shares on November 16, 1995.

                                                                                    PERCENT OF
                                    NAME                        ADDRESS                CLASS
                         --------------------------- ----------------------------- -------------
Arizona Fund............ William and Mary June Ross  445 N. Wilmot Rd. #232         8.3% Class B
                                                     Tucson, AZ 85711
California Fund......... Bernard Lipinsky and        700 Front St. #2501           42.9% Class A
                         Dorris Lipinsky Trustees    San Diego, CA 92101            8.8% Class B
                         Coleman & Co.               Security Window               68.3% Class D
                         Attn: Anna Monohan          2 World Trade Center
                                                     97th Floor
                                                     New York, NY 10048
Florida Fund............ Est. of Edward J. McBride   P.O. Box 880                  43.9% Class D
                                                     Fort Myers, FL 33902
Massachusetts Fund...... Heatbath Corporation        P.O. Box 2978                 41.1% Class A
                         Attn: Mary Simpson          Springfield, MA 01101
Michigan Fund........... Thomas O. Muller, III       21 S. End Ave.                18.2% Class A
                                                     #1E PH Regatta
                                                     New York, NY 10280
                         Maurice Schell              6393 Green Rd.                11.7% Class A
                                                     Haslett, MI 48840
New Jersey Fund......... Charles & Helen Hershkowitz 152 Warren Ave.                7.1% Class B
                                                     Bridgewater, NJ 08807
New York Fund........... Morris M. Greenberg         601 Stratford Rd.             55.1% Class D
                                                     North Baldwin, NY 11510
Pennsylvania Fund....... A.J. Clegg                  1400 N. Providence Rd . #3010 14.7% Class B
                         Rose Tree Corp. Center II   Media, PA 19063

                                APPENDIX A

                  ECONOMIC AND FINANCIAL CONDITIONS IN ARIZONA

  The following information is a brief summary of factors affecting the economy of the state and does not purport to be a complete description of such factors. Other factors will affect issuers. The summary is based primarily upon one or more publicly available offering statements relating to debt offerings of state issuers; however, it has not been updated nor will it be updated during the year. The Trust has not independently verified this information.

  Over the past several decades, the State's economy has grown faster than most other regions of the country, as measured by nearly every major indicator of economic growth, including population, employment, and aggregate personal income. Although the rate of growth in these and other areas slowed considerably during the late 1980s and early 1990s, the State's efforts to diversify its economy have enabled it to realize, and then sustain, moderate growth in more recent years. While jobs in industries such as mining and agriculture have diminished in relative importance to the State's economy over the past two decades, substantial growth has occurred in the areas of aerospace, high technology, light manufacturing, and the service industry. Other important industries that contributed to the State's growth in past years, such as construction and real estate, have rebounded from substantial declines during the late 1980s and early 1990s, and, like the rest of the State, have experienced positive growth.

  Arizona's strong economy, warm climate, and reasonable cost of living have encouraged many people to move to the State in recent years. Between 1985 and 1990, the State ranked fifth in the country in population growth, and Maricopa County, the State's most populous county, had the single largest population inflow (in absolute terms) of any county in the country during that period. Since 1991, as a result of both the State's relatively good economy and the troubles experienced in surrounding areas like California, the State's population has grown by approximately 287,000, or 7.6%. The net 115,000 people who moved to the State in 1994 put the State's aggregate population over 4,000,000 for the first time. Population growth in 1995 is expected to equal or exceed the 1994 levels.

  Part of the State's popularity in recent years can be attributed to the favorable job climate. Building upon the moderate job growth sustained since the early 1990s, the State's employment figures reached near-record levels in 1994, rising 6.4% from 1993 as the State recorded more than 99,000 new jobs. The industries that created the most jobs in 1994 included construction, where employment rose 21.9%, and manufacturing (including the aircraft and missile sectors), which was up 9.2%. Transportation, communications, public utilities, trade, finance, insurance, and real estate also experienced job growth. Overall, the service sector of the economy, which represents more than 28% of all jobs in the State, grew by 6.4%, while only mining and government showed declines. The 1994 results are not expected to be matched in 1995, partly due to a decline in single-family home construction, but a relatively sound United States economy, a potential economic upswing in California (which historically has been a prime market for Arizona goods and services), and continued growth in manufacturing and high technology should enable the State to realize moderate gains in job growth in 1995. The 1994 unemployment rate was 6.3%.

  The State's economic growth in recent times has enabled Arizonans to realize substantial gains in personal income. While the State's per capita personal income generally varies between 5% and 15% below the national average due to such factors as the chronic poverty on the State's Indian reservations, the State's relatively high numbers of retirees and children, and the State's below-average wage scale, the State's aggregate personal income grew nearly 22.8% between 1991 and 1994 to approximately $77.094 billion, which translated into a gain in real personal income of 14.8% to $60.980 billion. Among other things, the gains in per capita personal income helped create a retail sales boom in 1994. According to Arizona Department of Revenue figures (which measure taxable retail sales in specified categories), retail sales were up 12.3% in 1994, led by major gains in sales of durable goods. The current rate of growth in the retail sales area may not be sustainable over the long term, but continued strength in employment growth and personal income should produce good, though more modest, results in 1995.

  The State government's fiscal situation has improved substantially in recent years. After experiencing several years of budget shortfalls requiring mid-year adjustments, the State had budget surpluses of approximately $86 million, $107 million, and $270 million in fiscal years 1993, 1994, and 1995, respectively. The State's positive economic outlook enabled the Legislature to enact a two-year, $431 million tax cut, the largest in the State's history. Signed into law in March 1995, the fiscal year 1996 budget and tax package provides for a $200 million cut in personal income taxes this year, a $200 million cut in property taxes next year, and eliminates income taxes for families of four making less than $20,000 per year. Businesses will also receive some tax relief. While voter approval of Proposition 108 in November 1992, which requires a 2/3 majority vote in both houses of the Legislature to pass a tax or fee increase, constrains the State's ability to raise additional revenue, the State has placed some of its excess operating revenues in a rainy-day fund, which has a current balance of more than $100 million.

  In July 1994, a sharply divided Arizona Supreme Court ruled that the State's current system for financing public education itself created substantial disparities in facilities among school districts and therefore violated the provisions of Article XI, (S) 1 of the Arizona Constitution, which requires the Legislature to establish and maintain "a general and uniform public school system." The Court remanded the case to the trial court "to determine whether, within a reasonable time, legislative action has been taken [to correct this situation]." In response to a subsequent motion for clarification, the Supreme Court ordered that, pending such legislative action or further order of the Supreme Court, "which would have prospective application only," the public school system "continue under existing statutes, and the validity and enforceability of past and future acts, bonded indebtedness and obligations incurred under applicable statutes, as long as they are in force and effect, are assured." In May 1995, a court dismissed a taxpayer's challenge to a school district bond issue that was authorized at an election subsequent to the Supreme Court decision on the ground that the Supreme Court decision contemplated and approved such bond issues pending legislative action or further court order. A joint legislative committee is expected to issue recommendations regarding a new system of public school financing later in 1995.

  Maricopa County is the State's most populous county. Within Maricopa County's boundaries lie the City of Phoenix, the State's largest city and the seventh largest city in the United States, and the Cities of Scottsdale, Tempe, Mesa, Glendale, Chandler, and Peoria, as well as the Towns of Paradise Valley and Gilbert. Maricopa County accounts for 58% of the State's population, 63% of its wage and salary employment, and 65% of its aggregate personal income. Between 1992 and 1994, Maricopa County's population rose more than 5.2% to approximately 2,355,000; over the same period, the unemployment rate fell from 6.4% to 4.7%. These factors enabled Maricopa County residents to realize an increase in aggregate personal income of 14.9% which, in turn, contributed to significant increases in retail sales and construction.

  Good transportation facilities, a substantial pool of available labor, a variety of support industries and a warm climate have helped make Maricopa County a major business center in the southwestern United States. Once dependent primarily on agriculture, Maricopa County has substantially diversified its economic base. Currently, the service sector, including transportation, communications, public utilities, hospitality and entertainment, trade, finance, insurance, real estate, and government, is the leading source of employment in Maricopa County, creating more than 14,000 new jobs in 1994. In addition, several large, publicly-traded companies, such as The Dial Corp., Phelps Dodge, and MicroAge, have their headquarters in Maricopa County, while others, such as Motorola, Intel, and Honeywell, conduct major operations there. Already home to a variety of professional sports teams, including the Phoenix Suns and Arizona Cardinals, the County was recently awarded one of two new major league baseball franchises. The Arizona Diamondbacks are expected to begin play in 1998 upon completion of a new stadium in downtown Phoenix.

  Despite the overall economic growth in recent years, Maricopa County's expenditures exceeded its revenues from 1990 through 1993, and the County ended its 1994 fiscal year with a $66.53 million budget deficit, as compared to a total County budget of approximately $1.2 billion. The County responded by instituting a new business plan involving budget cuts, a hiring freeze, and other restructuring moves that enabled it to pay off the deficit by the June 1995 fiscal year end. Subsequently, Moody's assigned its highest short-term obligation rating and Standard & Poor's Corp. its second highest to an August 1995 issue of the County's tax anticipation notes. Also in August 1995, Standard & Poor's removed its "negative outlook" qualifier on the County's long-term A rating.

  Pima County is the State's second most populous county, and includes the City of Tucson. Pima County is home to approximately 730,000 people, or 18% of the State's population. Traditionally, Pima County's economy has been based primarily upon manufacturing, mining, government, agriculture, tourism, education, and finance. Hughes Aircraft, which transferred its Hughes Missile Systems division to Tucson from Canoga Park, California, several years ago, and several large mining companies, including Magma Copper, ASARCO, and Phelps Dodge, anchor the non-public sector of the Tucson economy, employing more than 14,000 people. More recently, the County, and Tucson in particular, has become a base for more than 300 computer software companies, as well as a number of companies operating in the areas of environmental technology, bioindustry, and telecommunications. The 16% growth in manufacturing employment during 1994 and an unemployment rate of less than 5% reflect the County's current strong economy.

  In 1994, two special purpose irrigation districts, formed for the purpose of issuing bonds to finance the purchase of Colorado River water from the Central Arizona Project ("CAP"), filed for bankruptcy under Chapter 9 of the United States Bankruptcy Code due to the districts' inability to collect tax revenue in amounts and at times sufficient to service their bonded debt. The financial problems that led to the districts' default arose from a combination of the unexpectedly high cost of constructing the CAP and delivering the water to the districts, plummeting land values associated with the increased property taxes assessed to finance the districts' debt, and the refusal by many land owners in the districts to shoulder the increased tax burden. In June 1995, a bankruptcy plan was confirmed in the New Magma Irrigation and Drainage District case which gave back to bondholders 57 cents of their principal and placed an additional 42 cents on the dollar in new 8 percent bonds maturing in seven years. A third irrigation district has experienced similar financial difficulties, although no bankruptcy filing has been made to date.

                                   APPENDIX B

                ECONOMIC AND FINANCIAL CONDITIONS IN CALIFORNIA

  THE FOLLOWING INFORMATION IS A BRIEF SUMMARY OF FACTORS AFFECTING THE ECONOMY OF THE STATE AND DOES NOT PURPORT TO BE A COMPLETE DESCRIPTION OF SUCH FACTORS. OTHER FACTORS WILL AFFECT ISSUERS. THE SUMMARY IS BASED PRIMARILY UPON ONE OR MORE PUBLICLY AVAILABLE OFFERING STATEMENTS RELATING TO DEBT OFFERINGS OF STATE ISSUERS, HOWEVER, IT HAS NOT BEEN UPDATED NOR WILL IT BE UPDATED DURING THE YEAR. THE TRUST HAS NOT INDEPENDENTLY VERIFIED THE INFORMATION.

ECONOMIC CONDITIONS

  The economy of the State of California (sometimes referred to as the "State") is the largest among the 50 states and one of the largest in the world. Total employment is about 14 million, with major employment in the agriculture, manufacturing, high technology, services, trade, entertainment and construction sectors. Total gross domestic product of about $835 billion in 1994 was larger than all but six nations in the world.

  California's July 1, 1994 population of over 32 million represented over 12 percent of the total United States population. The official 1990 Census population was 29,760,021 as of April 1, 1990, which represented an increase of over 6 million persons, or 26 percent, during the decade of the 1980's. As of the April 1, 1990 census, the median age of California's population was 31.5 years, younger than the 1990 U.S. median of 32.9 years.

  California's population is concentrated in metropolitan areas. As of the April 1, 1990 Census, 96 percent resided in the 23 Metropolitan Statistical Areas in the State. Overall, California's population per square mile was 191 in 1990. As of July 1, 1994, 69 percent of the population of the State was located in the two consolidated Metropolitan Statistical Areas in California. The 5-county Los Angeles area accounted for 48 percent, with 15.6 million residents. The 10-county San Francisco Bay Area represented 21 percent, with a population of 6.7 million.

  Recent studies indicate changes in the State's population dynamics. Since 1990, population growth has shifted to depend on births and foreign immigration. Net movements within the U.S. were negative during the State's economic recession in 1991-94, but domestic immigration to the State has increased as the State's economy has improved. The population is expected to become more ethnically diverse into the next century, with the Latino and Asian populations growing faster than other groups.

  California. Starting in mid-1990, the State entered a sustained economic recession, somewhat later than the rest of the nation. It was the most severe recession in the State since the 1930's, with job losses estimated at over 800,000, particularly in the manufacturing (predominately aerospace), services and construction sectors. The greatest effects were felt in Southern California. A significant portion of these losses are linked to post-Cold War cuts in the federal defense budget and military base closures. The trough of the recession is estimated to have occurred in late 1993, again later than for the nation as a whole. Although a steady recovery has been underway since 1994, pre-recession employment levels are not expected to be reached until later in the decade.

  Northridge Earthquake. On January 17, 1994, a major earthquake measuring an estimated 6.8 on the Richter Scale struck the Los Angeles metropolitan area, centered in the Northridge area of the City of Los Angeles. Significant property damage, estimated at $15-20 billion, occurred to private and public facilities in a four-county area including northern Los Angeles County, Ventura County and parts of Orange and San Bernardino Counties. These counties were declared as State and federal disaster areas by January 18. Much of this damage will be compensated by insurance or government aid; although the remaining losses total several billion dollars, this amount is small compared to the overall wealth of the region. The effects of the earthquake are not expected to have a material impact on the State's overall economic performance.

  The State. In the years following enactment of the federal Tax Reform Act of 1986, and conforming changes to the State's tax laws, taxpayer behavior became much more difficult to predict, and the State experienced a series of fiscal years in which revenue came in significantly higher or lower than original estimates. The 1989-90 Fiscal Year ended with revenues below estimates, so that the State's budget reserve (the Special Fund for Economic Uncertainties or "SFEU") was fully depleted by June 30, 1990. This date essentially coincided with the start of the current recession, which severely affected State General Fund revenues, and increased expenditures above initial budget appropriations due to greater health and welfare costs. The State's budget problems in recent years have also been caused by a structural imbalance which has been identified by the current and previous Administrations. The largest General Fund Programs--K-14 education, health, welfare and corrections--were increasing faster than the revenue base, driven by the State's rapid population growth. These pressures will continue as population trends maintain strong demand for health and welfare services, as the school age population continues to grow, and as the State's corrections program responds to a "Three Strikes" law enacted in 1994, which requires mandatory life prison terms for certain third-time felony offenders.

  As a result of these factors and others, from the late 1980's until 1992-93, the State had a period of budget imbalance. During this period, expenditures exceeded revenues in four out of six years, and the State accumulated and sustained a budget deficit in the SFEU approaching $2.8 billion at its peak at June 30, 1993. Starting in the 1990-91 Fiscal Year and for each fiscal year thereafter, each budget required multibillion dollar actions to bring projected revenues and expenditures into balance and to close large "budget gaps" which were identified. Despite budget actions by the Legislature, the effects of the recession led to large, unanticipated deficits in the budget reserve, the SFEU, as compared to projected positive balances. By the 1993-94 Fiscal Year, the accumulated deficit was so large that it was impractical to budget to retire it in one year, so a two-year program was implemented, using the issuance of revenue anticipation warrants to carry a portion of the deficit over the end of the fiscal year. When the economy failed to recover sufficiently in 1993-94, a second two-year plan was implemented in 1994-95.

  Another consequence of the accumulated budget deficits, together with other factors such as disbursement of funds to local school districts "borrowed" from future fiscal years and hence not shown in the annual budget, was to significantly reduce the State's cash resources available to pay its ongoing obligations. The State's cash condition became so serious in late spring of 1992 that the State Controller was required to issue revenue anticipation warrants maturing in the following fiscal year in order to pay the State's continuing obligations. The State was forced to rely increasingly on external debt markets to meet its cash needs, as a succession of notes and warrants were issued in the period from June 1992 to July 1994, often needed to pay previously maturing notes or warrants. These borrowings were used also in part to spread out the repayment of the accumulated budget deficit over the end of a fiscal year.

  The 1994-95 Fiscal Year represented the fourth consecutive year the Governor and Legislature were faced with a very difficult budget environment to produce a balanced budget. Many program cuts and budgetary adjustments had already been made in the last three years. The Governor's Budget Proposal, as updated in May and June, 1994, recognized that the accumulated deficit could not be repaid in one year, and proposed a two-year solution. The budget proposal set forth revenue and expenditure forecasts and revenue and expenditure proposals which result in operating surpluses for the budget for both 1994-95 and 1995-96, and lead to the elimination of the accumulated budget deficit, estimated at about $1.8 billion at June 30, 1994, by June 30, 1996.

  Reports by the Department of Finance in May, 1995 indicate that, with economic recovery well underway in the State, General Fund revenues for the entire 1994-95 Fiscal Year were above projections, and expenditures were below projections because of slower than anticipated health/welfare caseload growth and school enrollments. The aggregate effect improved the budget picture by about $500 million, leaving an estimated budget deficit of about $630 million at June 30, 1995.

  Analysis of the federal Fiscal Year 1995 budget by the Department of Finance indicates that about $98 million was appropriated for California to offset costs of incarceration of illegal immigrants, less than the $356 million which was assumed in the State's 1994-95 Budget Act. Because of timing considerations in applying for these federal funds, the Department of Finance estimates that about $33 million of these funds will have been received during the State's 1994-95 Fiscal Year, with the balance received in the current fiscal year. It does not appear that the federal budget contains any of the additional $400 million in funding for refugee assistance and health costs which were also assumed in the 1994-95 Budget Act.

  Pursuant to the Budget Adjustment Law (the "Law"), the State Controller was required to make a report by November 15, 1994 on whether the projected cash resources for the General Fund as of June 30, 1995 would decrease more than $430 million from the amount projected by the State in its Official Statement in July, 1994 for the sale of $4,000,000,000 of Revenue Anticipation Warrants. On November 15, 1994, the State Controller issued the report on the State's cash position required by the Law. The report indicated that the cash position of the General Fund on June 30, 1995 would be $581 million better than was estimated in the July, 1994 cash flow projections and therefore, no budget adjustment procedures will be invoked for the 1994-95 Fiscal Year.

  The second step in the process was for the Director of Finance to include updated cash-flow statements for the 1994-95 and 1995-96 Fiscal Years in the May revision to the 1995-96 Fiscal Year budget proposal and for the State Controller to either concur with these updated statements or provide a report to the Governor and the Legislature identifying specific corrections, objections or concerns and the State Controller's estimate of the cash condition of the General Fund for the 1994-95 and 1995-96 Fiscal Years. On June 1, 1995, the State Controller issued a report assessing the May 1995 Revision of the Governor's Budget (the "May Revision"). The May Revision had projected that by June 30, 1996, the General Fund would have about $1.8 billion in borrowable resources. The State Controller noted that this estimate was based on a number of assumptions, which might not be fulfilled, including a relatively high estimate of economic growth, reliance on a level of federal funds that might not be forthcoming and federal government actions regarding welfare and health waivers that might not be approved, and possible costs from ongoing litigation. The State Controller projected that, in a "worst-case" scenario where all the May Revision estimates were found to be too optimistic, the $1.8 billion cushion of cash resources could disappear and a $500 million deficit would result, forcing the "trigger" to be pulled on October 15.

  The third step in the process occurred on October 15, 1995, when the State Controller, in conjunction with the Legislative Analyst's Office, reviewed the estimated cash condition of the General Fund for the 1995-96 Fiscal Year. The State Controller estimates that the General Fund would not have negative internal cash resources on June 30, 1996 (i.e., external borrowing would be needed to pay all obligations due). If a cash shortfall had been identified by the State Controller, the State Legislature would have been required to enact legislation providing for sufficient General Fund expenditure reductions, revenue increases, or both.

  1995-96 Budget Act--On January 10, 1995, the Governor presented his 1995-96 Fiscal Year Budget Proposal (the "Proposed Budget"). Two of the principal features of the Proposed Budget were a phased, 15% cut in personal income and corporate taxes, and a further expansion of the "realignment" process to transfer more responsibility and funding sources for certain health and welfare programs to local governments. Neither of these proposals was approved by the Legislature. As a result of the improving economy, with resulting improved revenue and caseload estimates, the State entered the 1995-96 Budget negotiations with the smallest nominal "budget gap" to be closed in many years.

  The 1995-96 Budget Act was signed by the Governor on August 3, 1995. The Budget Act projects General Fund revenues and transfers of $44.1 billion, a 3.5 percent increase from the prior year. Expenditures are budgeted at $43.4 billion, a 4 percent increase. The Department of Finance projects that, after repaying the last of the carryover budget deficit, there will be a positive balance of $28 million in the budget reserve, the SFEU at June 30, 1996. The Budget Act also projects Special Fund revenues of $12.7 billion and appropriates Special Fund expenditures of $13.4 billion.

  The Department of Finance projects cash flow borrowings in the 1995-96 Fiscal Year will be the smallest in many years, comprising about $2 billion of notes to be issued in April, 1996, and maturing by June 30, 1996. With full payment of $4 billion of revenue anticipation warrants on April 25, 1996, the Department sees no further need for borrowing over the end of the fiscal year. The available internal borrowable cash resources of the General Fund at June 30, 1996 are projected at almost $2 billion.

  Orange County Bankruptcy. On December 6, 1994, Orange County, California (the "County"), together with its pooled investment funds (the "Funds") filed for protection under Chapter 9 of the federal Bankruptcy Code, after reports that the Funds had suffered significant market losses in their investments, causing a liquidity crisis for the Funds and the County. More than 180 other public entities, most of which, but not all, are located in the County, were also depositors in the Funds. The County has reported the Funds' loss at about $1.69 billion, or about 23% of their initial deposits of approximately $7.5 billion. Many of the entities which deposited moneys in the Funds, including the County, faced interim and/or extended cash flow difficulties because of the bankruptcy filing and may be required to reduce programs or capital projects.

  On May 2, 1995, the United States Bankruptcy Court approved a settlement agreement covering claims of the other participating entities against the County and the Funds. Most participants have received in cash 80% (90% for school districts) of their Funds' investment; the balance is to be paid in the future. The County succeeded in deferring, by consent of the holders thereof, until June 30, 1996, the repayment of $800 million of short-term obligations due in July and August, 1995; these notes are, however, considered to be in default by Moody's and Standard & Poor's. On June 27, 1995, County voters turned down a proposal for a temporary 0.5% increase in the local sales tax to replace revenues lost after the Funds' investment losses. The County is now in the process of developing an alternative financial plan. It is anticipated that a recovery plan (the "Plan") including, among others, the County and Fund participants will be arrived at in the near future. The Plan has been approved by the State Legislature and the Governor.

  The State has no existing obligation with respect to any outstanding obligations or securities of the County or any of the other participating entities. However, in the event the County is unable to maintain County administered State programs because of insufficient resources, it may be necessary for the State to intervene, although no prediction can be made what, if any, action may occur.

LOCAL GOVERNMENTS

  The primary units of local government in California are the counties, ranging in population from 1,300 (Alpine) to over 9,000,000 (Los Angeles). Counties are responsible for the provision of many basic services, including indigent health care, welfare, courts, jails and public safety in unincorporated areas. There are also about 480 incorporated cities, and thousands of other special districts formed for education, utility and other services. The fiscal condition of local governments has been constrained since the enactment of "Proposition 13" in 1978, which reduced and limited the future growth of property taxes, and limited the ability of local governments to impose other taxes. Counties, in particular, have had fewer options to raise revenues than many other local government entities, and have been required to maintain many services.

  In the aftermath of Proposition 13, the State provided aid from the General Fund to make up some of the loss of property tax moneys, including taking over the principal responsibility for funding local K-12 schools and community colleges. Under the pressure of the recent recession, the Legislature has eliminated the remnants of this post-Proposition 13 aid to entities other than K-14 education districts, although it has also provided additional funding sources (such as sales taxes) and reduced mandates for local services. Many counties continue to be under severe fiscal stress. While such stress has in recent years most often been experienced by smaller, rural counties, larger urban counties, such as Los Angeles, have also been affected.

CONSTITUTIONAL AND STATUTORY LIMITATIONS; RECENT INITIATIVES; PENDING
LITIGATION

  Article XIIIA of the California Constitution (which resulted from the voter-approved Proposition 13 in 1978) limits the taxing powers of California public agencies. Article XIIIA provides that the maximum ad valorem tax on real property cannot exceed 1% of the "full cash value" of the property, and effectively prohibits the levying of any other ad valorem property tax for general purposes. However, on May 3, 1986, Proposition 46, an amendment to Article XIIIA, was approved by the voters of the State of California, creating a new exemption under Article XIIIA permitting an increase in ad valorem taxes on real property in excess of 1% for bonded indebtedness approved by two-thirds of the voters voting on the proposed indebtedness. "Full cash value" is defined as "the County Assessor's valuation of real property as shown on the 1975-76 tax bill under "full cash value" or, thereafter, the appraised value of real property when purchased, newly constructed, or a change in ownership has occurred after the 1975 assessment." The "full cash value" is subject to annual adjustment to reflect increases (not to exceed 2%) or decreases in the consumer price index or comparable local data, or to reflect reductions in property value caused by damage, destruction or other factors.

  Article XIIIB of the California Constitution limits the amount of appropriations of the State and of local governments to the amount of appropriations of the entity for the prior year, adjusted for changes in the cost of living, population and the services that the local government has financial responsibility for providing. To the extent the revenues of the State and/or local government exceed its appropriations, the excess revenues must be rebated to the public either directly or through a tax decrease. Expenditures for voter-approved debt services are not included in the appropriations limit.

  In 1986, California voters approved an initiative statute known as Proposition 62. This initiative (i) required that any tax for general governmental purposes imposed by local governments be approved by a majority of the electorate of the government entity, (ii) required that any special tax (defined as taxes levied for other than general government purposes) imposed by a local government entity be approved by a two-thirds vote of the voters within that jurisdiction, (iii) restricted the use of revenues from a special tax to the purposes or for the service for which the special tax is imposed,
(iv) prohibited the imposition of ad valorem taxes on real property by local governmental entities except as permitted by Article XIIIA, (v) prohibited the imposition of transaction taxes and sales taxes on the sale of real property by local governments, (vi) required that any tax imposed by a local government on or after August 1, 1985 be ratified by a majority vote of the electorate within two years of the adoption of the initiative or be terminated by November 15, 1988, (vii) required that, in the event a local government fails to comply with the provisions of this measure, a reduction in the amount of property tax revenues allocated to such local government occurs in an amount equal to the revenues received by such entity attributable to the tax levied in violation of the initiative, and (viii) permitted those provisions to be amended exclusively by the voters of the State of California.

  On September 28, 1995 the California Supreme Court upheld the constitutionality of the provision requiring a two-thirds vote in order for a local government to impose a "special tax." Although the Supreme Court has yet to rule on the provision requiring a majority vote for a "general tax," it appears the Supreme Court is favorably disposed to uphold that portion of Proposition 62 as well. In that event, a number of taxes currently being collected (especially by counties and general law cities) would be invalidated. Prior collection of such taxes may also be subject to claims for refund unless the Supreme Court chooses to apply its ruling prospectively. The California Supreme Court has yet to consider the validity of Proposition 62 to charter cities.

  At the November 9, 1988 general election, California voters approved an initiative known as Proposition 98. This initiative amends Article XIIIB to require that (i) the California Legislature establish a prudent state reserve fund in an amount as it shall deem reasonable and necessary and (ii) revenues in excess of amounts permitted to be spent and which would otherwise be returned pursuant to Article XIIIB by revision of tax rates or fee schedules be transferred and allocated (up to a maximum of 40%) to the State School Fund and be expended solely for purposes of instructional improvement and accountability. Proposition 98 also amends Article XVI to require that the State of California provide a minimum level of funding for public schools and community colleges. Commencing with the 1988-89 fiscal year, money to be applied by the State for the support of school districts and community college districts shall not be less than the greater of: (i) the amount which, as a percentage of the State general fund revenues which may be appropriated pursuant to Article XIIIB, equals the percentage of such State general fund revenues appropriated for school districts and community college districts, respectively, in fiscal year 1986-87 or

(ii) the amount required to ensure that the total allocations to school districts and community college districts from the State general fund proceeds of taxes appropriated pursuant to Article XIIIB and allocated local proceeds of taxes shall not be less than the total amount from these sources in the prior year, adjusted for increases in enrollment and adjusted for changes in the costs of living pursuant to the provisions of Article XIIIB. The initiative permits the enactment of legislation, by a two-thirds vote, to suspend the minimum funding requirement for one year. As a result of Proposition 98, funds that the State might otherwise make available to its political subdivisions may be allocated instead to satisfy such minimum funding level.

  On November 3, 1992, voters approved an initiative statute, Proposition 163, which exempts certain food products, including candy and other snack foods, from California's sales tax. The sales tax had been broadened to include those items as part of the 1991-92 budget legislation. The State Legislative Analyst estimates a revenue reduction of $300 million per year ($200 million in 1992-
93).

  Article XIIIA, Article XIIIB and a number of propositions were adopted pursuant to California's constitutional initiative process. From time to time, other initiative measures could be adopted by California voters. The adoption of any such initiatives may cause California issuers to receive reduced revenues, or to increase expenditures, or both.

  Recent Initiatives. In July 1991, California increased taxes by adding two new marginal tax rates, at 10% and 11%, effective for tax years 1991 through 1995. After 1995, the maximum personal income tax rate is scheduled to return to 9.3%, and the alternative minimum tax rate is scheduled to drop from 8.5% to 7%. In addition, legislation in July 1991 raised the sales tax by 1.25%, of which 0.5% was a permanent addition. This tax increase will be cancelled if a court rules that such tax increase violates any constitutional requirements. Although 0.5% of the State tax rate was scheduled to expire on June 30, 1993, such amount was extended for six months for the benefit of counties and cities. On November 2, 1993, voters approved extension of this 0.5% levy as a permanent source of funding for local government.

  Proposition 187. On November 8, 1994 the voters approved Proposition 187, an initiative statute ("Proposition 187"). Proposition 187 specifically prohibits public funding of social services, health care services and public school education for the benefit of any person not verified as either a United States citizen or a person legally admitted to the United States. Among the provisions in Proposition 187 the measure requires, commencing January 1, 1995, that every school district in the state verify the legal status of every child enrolling in the district for the first time. By January 1, 1996, each school district must also verify the legal status of children already enrolled in the district and of all parents or guardians of all students. If the district "reasonably suspects" that a student, parent or guardian is not legally in the United States, that district must report the student to the United States Immigration and Naturalization Service and certain other parties. The Legislative Analyst estimates that verification costs could be in the tens of millions of dollars on a statewide level (including verification costs incurred by other local governments) with first-year costs potentially in excess of $100 million.

  The reporting requirements may violate the Family Educational Rights and Privacy Act ("FERPA"), which generally prohibits schools that receive federal funds from disclosing information in student records without parental consent. Compliance with FERPA is a condition of receiving federal education funds, which total $2.3 billion annually to California school districts. The Secretary of the United States Department of Education has indicated that the reporting requirement in Proposition 187 could jeopardize the ability of school districts to receive these funds.

  Opponents of Proposition 187 have filed at least eight lawsuits challenging the constitutionality and validity of the measure. A United States District Court judge overseeing four of the lawsuits has granted a preliminary injunction enjoining the implementation of most of the provisions of Proposition 187, pending a trial on the merits scheduled for Fall, 1995. A United States Court of Appeals denied the State's request for termination of the preliminary injunction and immediate enforcement of Proposition 187 on July 14, 1995.

  Pending Litigation. The State is a party to numerous legal proceedings, many of which normally occur in governmental operations. Some of the more significant lawsuits pending against the State are described herein.

  The State is a defendant in 12 lawsuits involving the exclusion of small business stock gains from preference tax and in some cases, also from taxation. The lead cases are Mervin Morris v. Franchise Tax Board and James Lennane v. Franchise Tax Board. The majority of the remaining cases had been deferred pending the outcome of the Morris and Lennane cases. The Supreme Court has ruled against the State in Lennane but has not yet ruled in Morris. The State will lose at least $80 million as a result of the Lennane decision.

  The State has lost several tax cases relating to the State's method of determining the tax on gross health insurance premiums. The loss to the State will be approximately $200 million.

  In Parr v. State of California, a complaint was filed in federal court claiming that payment of wages in registered warrants violated the Fair Labor Standards Act ("FLSA"). The federal court held that the issuance of registered warrants does violate the FLSA but subsequently withdrew its order. Further proceedings are uncertain at this time. If the State loses, the maximum amount of damages could be approximately $500 million.

  The State is involved in a lawsuit seeking reimbursement for alleged state-mandated costs. In Thomas Hayes v. Commission on State Mandates, the State Director of Finance is appealing a 1984 decision by the State Board of Control. The Board of Control decided in favor of local school districts' claims for reimbursement for special education programs for handicapped students; however, funds have not been appropriated. The amount of potential liability to the State, if all potentially eligible school districts pursue timely claims, has been estimated by the Department of Finance at over $1 billion.

  In another case, the State is a defendant in Long Beach Unified School District v. State of California. In this case, the school district seeks reimbursement for voluntary desegregation costs incurred in the implementation of California Department of Education guidelines. The years of reimbursement are from fiscal year 1977-78 and each fiscal year thereafter to the present. The district prevailed in a superior court, and the case has been decided by a State appellate court against the State. A petition for review was denied and the superior court judgment has become final, but the court retains jurisdiction to oversee payment. The State anticipates that the unfavorable outcome will affect pending claims by other school districts, and the total loss could be in excess of $300 million.

  A federal Court of Appeals in the case of Deanna Beno, et al. v. Donna Shalala, et al., reversing a trial court ruling in favor of the State, recently determined that the Secretary of the United States Department of Health and Human Services violated the federal Administrative Procedure Act when she approved California's Assistance Payment Demonstration Project, which, in part, granted California a waiver from complying with requirements for state participation in the federal program for medical assistance (Medicaid). The waiver had allowed California to reduce payments under the Aid to Families with Dependent Children program (AFDC) below 1988 payment levels without violating Medicaid requirements relating to maintenance of AFDC payment levels. California had relied, in part, on the waiver to reduce state AFDC payments in 1992, 1993 and 1994. The Court of Appeals remanded the case to the trial court with instructions to remand the demonstration project to the Secretary for additional consideration of objections raised by the plaintiffs. The effect of the court's decision on California is uncertain at this time.

   One of the features of the 1994-95 Budget Act is a 2.3 percent reduction in AFDC payments. In Welch v. Anderson, on August 19, 1994, the San Francisco Superior Court issued a preliminary injunction against the California Director of Social Services to prevent the 2.3 percent AFDC cuts from becoming effective September 1, 1994. While September cuts were already in process and could not be halted, the court ordered the cuts to be restored. The case has been appealed, and the effect of the court's order cannot be determined until the appellate process is complete.

  The State is involved in two lawsuits related to contamination at the Stringfellow toxic waste site. In one suit, the State is one of approximately 130 defendants in Penny Newman v. J. B. Stringfellow, et al. in which 3,800 plaintiffs are claiming damages of $850 million arising from contamination at the Stringfellow toxic waste site. The State is a defendant because it chose the site and approved the deposit of toxic wastes. Seventeen of the 3,800 plaintiffs have litigated their claims; in half of these cases plaintiffs' verdicts in the total amount of $159,000 were received and in the remaining cases verdicts were entered for the State. The other cases have been settled for $13.5 million. In the separate suit described in United States, People of the State of California v. J.B. Stringfellow Jr., et al., the State has been found liable by the District Court on the counterclaim. The amount of liability is still being litigated, although allocation of liability has been determined by the trial court, including an allocation of liability to the State.

  The State is a defendant in a coordinated action involving 3,000 plaintiffs seeking recovery for damages caused by the Yuba River flood of February 1986. The trial court has found liability in inverse condemnation and awarded damages of $500,000 to 12 sample plaintiffs. Potential liability to the remaining 300 plaintiffs, from claims filed, ranges from $800 million to $1.5 billion. An appeal has been filed.

  In 1992, a lawsuit was filed, called California Teachers' Association v. Gould, which challenged the validity of these off-budget loans. As part of the negotiations leading to the 1995-96 Budget Act, an oral agreement was reached to settle this case. It is expected that a formal settlement reflecting these conditions will be entered into in the near future.

  The oral agreement provides that both the State and K-14 schools share in the repayment of prior years' emergency loans to schools. Of the total $1.76 billion in loans, the State will repay $935 million, while schools will repay $825 million. The State share of the repayment will be reflected as expenditures above the current Proposition 98 base calculation. The schools' share of the repayment will count as appropriations that count toward satisfying the Proposition 98 guarantee, or from "below" the current base. Repayments are spread over the eight-year period of 1994-95 through 2001-02 to mitigate any adverse fiscal impact. Once a court settlement is reached, and the Director of Finance certifies that such a settlement has occurred, $360 million in appropriations to schools will be disbursed in August 1996.

  The State is involved in a case concerning the default by Triad Healthcare on a $167 million loan guaranteed by the Cal-Mortgage Loan Insurance Division of the Office of Statewide Health Planning and Development (Cal-Mortgage). Monies for the loan were raised through the sale of Certificates of Participation and Cal-Mortgage insured the debt service payments. Since July 1993, Triad has failed to make its monthly debt service payments; therefore, the reserve account of the bonds has been used to make the payments. However, these funds are only expected to last until February 1995. After that time, Cal-Mortgage anticipates that additional debt service payments will be made from the Health Facility Construction Loan Insurance Fund as they become due. However, if there is any shortfall in this fund, the State's General Fund will be used to make up the difference.

  In Jernigan & Burleson v. State, filed in federal district court, the prison inmate plaintiffs claim they are entitled to minimum wages while working for the Prison Industry Authority. The inmates claim the State has violated the Fair Labor Standards Act (the "FLSA"). Plaintiffs are seeking back pay for the period from August 1990 onward, and liquidated damages, for a total of approximately $350 million. In June 1995, the district court ruled that the inmates are not employees under the FLSA. The decision has been appealed to the Ninth Circuit Court of Appeals.

                                APPENDIX C

                         ECONOMIC CONDITIONS IN FLORIDA

  The following information is a brief summary of factors affecting the economy of the state and does not purport to be a complete description of such factors. Other factors will affect issuers. The summary is based upon one or more publicly available offering statements relating to debt offerings of the state of Florida; however, it has not been updated nor will it be updated during the year. The Trust has not independently verified the information.

  Throughout the 1980s, the State's unemployment rate has, generally, tracked below that of the nation. In recent years, however, the State's jobless rate has moved ahead of the national average. The State's unemployment rate is projected to be 5.5% in 1995-96 and 5.3% in 1996-97. Nevertheless, the average rate of unemployment for the State since 1985 is 6.3%, while the national average is 6.4%. (The projections set forth in this Appendix were obtained from a report, prepared by the Revenue and Economic Analysis Unit of the Executive Office of the Governor for the State of Florida, contained within a recent official statement, dated October 6, 1995, for a State of Florida debt offering.)

  Personal income in the State has been growing strongly the last several years and has generally outperformed both the nation as a whole and the Southeast in particular. From 1985 through 1994, the State's per capita income rose an average 5.2% per year, while the national per capita income increased an average of 5.1%. By the end of 1996-97, real personal income per capita in the State is projected to average 4.2% higher than its 1994-95 level. Growth in real personal income in the State is expected to increase 4.1% in 1995-96 and increase 3.8% in 1996-97.

  The structure of Florida's income differs from that of the nation and the Southeast. Because Florida has a proportionally greater retirement age population, property income (dividends, interest, and rent) and transfer payments (social security and pension benefits, among other sources of income) are a relatively more important source of income. For example, Florida's employment income in 1994 represented 61.5% of total personal income, while the nation's share of total personal income in the form of wages and salaries and other labor benefits was 72.6%. Florida's income is dependent upon transfer payments controlled by the federal government.

  The State's strong population growth is one main reason why its economy is performing better than the nation as a whole. In 1980, the State was ranked seventh among the 50 states with a population of 9.7 million people. The State has continued to grow since then and as of April 1, 1994 ranked fourth with an estimated population of 13.9 million. Since 1984, the State's average annual rate of population increase has been approximately 2.3% as compared to an approximately 1.0% average annual increase for the nation as a whole. While annual growth in the State's population is expected to decline somewhat, it is still expected to grow between 200,000 and 270,000 throughout the 1990s.

  Tourism is one of the State's most important industries. 39.9 million people visited the State in 1994, according to the Florida Department of Commerce, down from the 41.1 million visitors in 1993. Tourist arrivals are expected to increase by 1.3% this year. Florida tourism still appears to be suffering from the effects of negative publicity regarding crime against tourists in the state. Also, factors such as "product maturity" of a Florida vacation package, higher prices, and more aggressive marketing by competing vacation destinations, could be contributory causes of the tourism slowdown.

  Florida's economy has been and currently is dependent on the highly cyclical construction and construction-related manufacturing sectors. For example, total contract construction employment as a share of total non-farm employment was a little over 5% in 1994. Florida, nevertheless, has had a dynamic construction industry, with single and multi-family housing starts accounting for approximately 8.5% of total U.S. housing starts in 1994, while the State's population is 5.3% of the nation's population. Since 1985, total housing starts have averaged 148,500 per year. The reason for such a dynamic construction industry was the rapid growth of the State's population. In Florida, single and multi-family housing starts in 1995-96 are projected to reach a combined level of 116,000 increasing to 117,100 next year. Multi-family starts have been slow to recover, but are expected to maintain a level of nearly 30,500 in 1995-96. Total construction expenditures are forecasted to increase 3.3% in this year and increase 6.5% next year. This represents a slower pace of growth than what was originally projected. The increase in interest rates during 1994 contributed to a slowdown in the construction sector of Florida's economy. Income and employment growth rates are also expected to reflect the slowdown in economic growth caused by the rising interest rates.

  Financial operations of the State covering all receipts and expenditures are maintained through the use of three funds--the General Revenue Fund, Trust Funds, the Working Capital Fund, and beginning in fiscal year 1994-95, the Budget Stabilization Fund. In fiscal year 1994-95, the State derived approximately 66% of its total direct revenues to these funds from State taxes and fees. Federal funds and other special revenues accounted for the remaining revenues. Major sources of tax revenues to the General Revenue Fund are the sales and use tax, corporate income tax, intangible personal property tax, and beverage tax, which amounted to 67%, 7%, 4%, and 4%, respectively, of total General Revenue Funds available. State expenditures are categorized for budget and appropriation purposes by type of fund and spending unit, which are further subdivided by line item. In fiscal year 1994-95, expenditures from the General Revenue Fund for education, health and welfare, and public safety amounted to approximately 49%, 32% and 11%, respectively, of total General Revenues.

  For fiscal year 1994-95 the estimated General Revenue plus Working Capital and Budget Stabilization funds available total $14,682.9 million, a 6.1% increase over 1993-94. This amount reflects a transfer of $159.0 million in non-recurring revenue due to Hurricane Andrew, to a hurricane relief trust fund. With combined General Revenue, Working Capital Fund, and Budget Stabilization Fund appropriations at $14,330.8 million, unencumbered reserves at the end of 1994-95 are estimated at $352.1 million.

  Estimated fiscal year 1995-96 General Revenue plus Working Capital and Budget Stabilization funds available are expected to total $15,147.5 million, a 3.2% increase over fiscal year 1994-95.

  The Sales and Use Tax is the greatest single source of tax receipts in the State. For the State fiscal year ended June 30, 1995, receipts from this source were $10,672 million, an increase of 6.0% from fiscal year 1993-94. The second largest source of State tax receipts is the Motor Fuel Tax. The estimated collections from this source during the fiscal year ending June 30, 1994, were $1,733.4 million. Alcoholic beverage tax revenues totalled $437.3 million for the State fiscal year ending June 30, 1995, down by $4.9 million from the previous year. The receipts of corporate income tax for the fiscal year ended June 30, 1995 were $1,063.5 million, an increase of 1.5% from fiscal year 1993-
94. Gross Receipt tax collections for fiscal year 1994-95 totalled $508.4 million, an increase of 10.4% over the previous fiscal year. Documentary stamp tax collections totalled $695.3 million during fiscal year 1994-95, posting an 11.4% decrease from the previous fiscal year. The intangible personal property tax is a tax on stocks, bonds, notes, governmental leaseholds, certain limited partnership interests, mortgages and other obligations secured by liens on Florida realty, and other intangible personal property. Total collections from intangible personal property taxes were $818.0 million during the fiscal year ending June 30, 1995, down 2.1% from the previous fiscal year. Severance taxes totalled $61.2 million during fiscal year 1994-95, up 1.1% from the previous fiscal year. In November 1986, the voters of the State approved a constitutional amendment to allow the State to operate a lottery. Fiscal year 1994-95 produced ticket sales of $2.19 billion of which education received approximately $853.2 million.

  The State Constitution does not permit a state or local personal income tax. An amendment to the State Constitution by the electors of the State would be required in order to impose a personal income tax in the State.

  Property valuations for homestead property are subject to a growth cap. Growth in the just (market) value of property qualifying for the homestead exemption is limited to 3% or the change in the Consumer

Price Index, whichever is less. If the property changes ownership or homestead status, it is to be re-valued at full just value on the next tax roll. Although the impact of the growth cap cannot be determined, it may have the effect of causing local government units in the State to rely more on non-ad valorem tax revenues to meet operating expenses and other requirements normally funded with ad valorem tax revenues.

  An amendment to the State Constitution was approved by statewide ballot in the November 8, 1994 general election which is commonly referred to as the "Limitation on State Revenues Amendment." This amendment provides that State revenues collected for any fiscal year shall be limited to State revenues allowed under the amendment for the prior fiscal year plus an adjustment for growth. Growth is defined as an amount equal to the average annual rate of growth in State personal income over the most recent twenty quarters times the State revenues allowed under the amendment for the prior fiscal year. State revenues collected for any fiscal year in excess of this limitation are required to be transferred to the Budget Stabilization Fund until the fund reaches the maximum balance specified in Section 19(g) of Article III of the State Constitution, and thereafter is required to be refunded to taxpayers as provided by general law. The limitation on State revenues imposed by the amendment may be increased by the Legislature, by a two-thirds vote of each house.

  The term "State revenues," as used in the amendment, means taxes, fees, licenses, and charges for services imposed by the Legislature on individuals, businesses, or agencies outside State government. However, the term "State revenues" does not include: (i) revenues that are necessary to meet the requirements set forth in documents authorizing the issuance of bonds by the State; (ii) revenues that are used to provide matching funds for the federal Medicaid program with the exception of the revenues used to support the Public Medical Assistance Trust Fund or its successor program and with the exception of State matching funds used to fund elective expansions made after July 1, 1994; (iii) proceeds from the State lottery returned as prizes; (iv) receipts of the Florida Hurricane Catastrophe Fund; (v) balances carried forward from prior fiscal years; (vi) taxes, licenses, fees and charges for services imposed by local, regional, or school district governing bodies; or (vii) revenue from taxes, licenses, fees and charges for services required to be imposed by any amendment or revision to the State Constitution after July 1, 1994. The amendment took effect on January 1, 1995 and is applicable to State fiscal year 1995-96.

  It should be noted that many of the provisions of the amendment are ambiguous, and likely will not be clarified until State courts have ruled on their meanings. Further, it is unclear how the Legislature will implement the language of the amendment and whether such implementing legislation itself will be the subject of further court interpretation.

  The Fund cannot predict the impact of the amendment on State finances. To the extent local governments traditionally receive revenues from the State which are subject to, and limited by, the amendment, the future distribution of such State revenues may be adversely affected by the amendment.

  Hurricanes continue to endanger the coastal and interior portions of Florida. Substantial damage resulted from Hurricane Andrew in 1992. The 1995 hurricane season has experienced a record number of tropical storms and hurricanes.

  According to the Florida General Purposes Financial Statements for fiscal year ended June 30, 1994, as of June 30, 1994, the State maintains a high bond rating from Moody's (Aa), Standard & Poor's (AA) and Fitch (AA) on all of its general obligation bonds. Outstanding general obligation bonds at June 30, 1994 totalled almost $6.1 billion and were issued to finance capital outlay for educational projects of both local school districts, community colleges and state universities, environmental protection and highway construction. The State has issued just over $1.72 billion of general obligation bonds since July 1, 1994.

  On April 18, 1985, the Jacksonville Electric Authority (the "JEA") signed a consent order with the Florida Department of Environmental Protection pursuant to which the JEA agreed to remediate certain hazardous substances present in certain property acquired by the JEA. It is estimated that the total costs for the JEA to comply with the consent order could range up to approximately $8 million. The JEA has filed suit against the previous owners of the property, however, it is unclear whether the JEA will be awarded damages. The JEA has also been designated as a potentially responsible party ("PRP") by the U.S. Environmental Protection Agency for two other sites with expected remediation costs of $15 million (of which the JEA is responsible for 1.4%) and $18.9 million. The Fund has invested in bonds issued by the JEA. The Fund cannot predict the impact of such remediation costs on the JEA's finances.

  In November 1994 the Florida Supreme Court determined in Kuhnlein v. Florida Department of Revenue, 19 Fla. L. Weekly S467, 1994 WL 525900 (1994) that the $295 vehicle impact fee imposed by the State on certificates of title issued for vehicles previously titled outside Florida violated the U.S. Constitution. In making this determination, the Court approved the trial court's order that the State refund the taxes collected. The State's refund exposure is expected to be in excess of $180 million. The Fund cannot predict the impact of this ruling on State finances.

                                APPENDIX D

               ECONOMIC AND FINANCIAL CONDITIONS IN MASSACHUSETTS

  The following information is a brief summary of factors affecting the economy of the state and does not purport to be a complete description of such factors. Other factors will affect issuers. The summary is based primarily upon one or more publicly available offering statements relating to debt offerings of state issuers; however, it has not been updated nor will it be updated during the year. The Trust has not independently verified the information.

  Economic growth in the Commonwealth has slowed since 1988, particularly in the construction, real estate, financial and manufacturing sectors, including certain high technology areas. Economic conditions have improved somewhat since 1993. The unemployment rate in Massachusetts averaged 6.9% during 1993, after rising steadily during the previous three years, from 3.4% at the beginning of 1989. As of August 1995, however, the Commonwealth's unemployment rate was 5.1% as compared to a national average of 5.6%. Per capita personal income in the Commonwealth is currently higher than the national average, but is, however, growing at a rate lower than the national average.

  Ending fund balances in the budgeted operating funds for fiscal 1990 were negative $1.104 billion. For fiscal 1991, these funds attained positive ending balances of $237.1 million. Fiscal 1992 ended with positive fund balances of $549.4 million after carrying forward the fund balances from fiscal 1991. Fiscal 1993 ended with positive fund balances of $562.5 million. In fiscal 1994, which ended June 30, 1994, the total revenues of the budgeted operating funds of the Commonwealth during such fiscal year increased by approximately 5.7% over the prior fiscal year, to $15.550 billion. Expenditures increased by 5.6% over the prior year, to $15.523 billion. As a result, the Commonwealth ended fiscal 1994 with a positive closing fund balance of $589.3 million.

  Budgeted revenues and other sources in fiscal 1995, which ended June 30, 1995, are currently estimated by the Executive Office for Administration and Finance to be approximately $16.350 billion, including tax revenues of $11.165 billion. It is estimated that fiscal 1995 budgeted expenditures will be $16.310 billion.

  Standard & Poor's and Moody's have upgraded their ratings of the Commonwealth's general obligation bonds from A and Baa, respectively, to A+ and A-1, respectively. Fitch Investors Service, Inc. has recently upgraded its rating of the Commonwealth's bonds from A to A+. From time to time, the rating agencies may further change their ratings.

  Growth of tax revenues in the Commonwealth is limited by law. Tax revenues in fiscal years 1988 through 1995 were lower than the limits set by law, and the Executive Office for Administration and Finance estimates that state tax revenues in fiscal 1996 will not reach the limits imposed by law. In addition, effective July 1, 1990, limitations were placed on the amount of direct bonds the Commonwealth may have outstanding in a fiscal year, and the amount of the total appropriation in any fiscal year that may be expended for repayment of principal of and payment of interest on general obligation debt of the Commonwealth was limited to 10% of such appropriation. Bonds in the aggregate principal amount of $1.416 billion issued in October and December 1990, under Chapter 151 of the Acts of 1990 to meet the fiscal 1990 deficit are excluded from the computation of these limitations, and principal of and interest on such bonds are to be paid from up to 15% of the Commonwealth's income tax receipts in each year that such principal or interest is payable.

  Furthermore, certain of the Commonwealth's cities and towns have at times experienced serious financial difficulties which have adversely affected their credit standing. The recurrence of such financial difficulties, or financial difficulties of the Commonwealth, could adversely affect the market values and marketability of outstanding obligations issued by the Commonwealth or its public authorities or municipalities. In addition, the Massachusetts statutes which limit the taxing authority of the Commonwealth or certain Massachusetts governmental entities may impair the ability of issuers of some Massachusetts obligations to pay debt service on their obligations.

  In Massachusetts, the tax on personal property and real estate is virtually the only source of tax revenues available to cities and towns to meet local costs. "Proposition 2 1/2," an initiative petition adopted by the voters of the Commonwealth of Massachusetts on November 4, 1980, limits the power of Massachusetts cities and towns and certain tax-supported districts and public agencies to raise revenue from property taxes to support their operations, including the payment of certain debt service. Proposition 2 1/2 required many cities and towns to reduce their property tax levels to a stated percentage of the full and fair cash value of their taxable real estate and personal property and limited the amount by which the total property taxes assessed by a city or town might increase from year to year. Although the limitations of Proposition 2 1/2 on tax increases may be overridden and amounts for debt service and capital expenditures excluded from such limitation by the voters of the relevant municipality, Proposition 2 1/2 will continue to restrain significantly the ability of cities and towns to pay for local services, especially in light of cost increases due to an inflation rate generally exceeding 2.5%.

  To offset shortfalls experienced by local governments as a result of the implementation of Proposition 2 1/2, the government of the Commonwealth increased direct local aid from the 1981 level of $1.632 billion to the fiscal 1990 level of $2.937 billion. Direct local aid decreased from fiscal 1990 to $2.359 billion in fiscal 1992, increased to $2.584 billion in fiscal 1993 and increased to $2.727 billion in fiscal 1994. It is estimated that fiscal 1995 expenditures for direct local aid will be $2.978 billion.

  The aggregate unfunded actuarial liabilities of the pension systems of the Commonwealth and the unfunded liability of the Commonwealth related to local retirement systems are significant--estimated to be approximately $9.651 billion as of January 1, 1993 (the last date that such liability was calculated) on the basis of certain actuarial assumptions regarding, among other things, future investment earnings, annual inflation rates, wage increases and cost of living increases. No assurance can be given that these assumptions will be realized. The legislature adopted a comprehensive pension bill addressing the issue in January 1988, which requires the Commonwealth, beginning in fiscal year 1989, to fund future pension liabilities currently and amortize the Commonwealth's unfunded liabilities over 40 years in accordance with funding schedules prepared by the Secretary for Administration and Finance and approved by the legislature. The annual payments under the legislation, through fiscal 1998, are estimated to be $959.9 million in fiscal 1995, $1.007 billion in fiscal 1996, $1.061 billion in fiscal 1997 and $1.128 billion in fiscal 1998.

                                APPENDIX E

                 ECONOMIC AND FINANCIAL CONDITIONS IN MICHIGAN

  The following information is a brief summary of factors affecting the economy of the state and does not purport to be a complete description of such factors. Other factors will affect issuers. The summary is based primarily upon one or more publicly available offering statements relating to debt offerings of state issuers, however, it has not been updated nor will it be updated during the year. The Trust has not independently verified the information.

  Due primarily to the fact that the leading sector of the economy of the State of Michigan (sometimes referred to as the "State") is the manufacturing of durable goods, economic activity in the State has tended to be more cyclical than in the nation as a whole. While the State's efforts to diversify its economy have proven successful, as reflected by the fact that the share of employment in the State in the durable goods sector has fallen from 33.1% in 1960 to 17.3% in 1991, durable goods manufacturing still represents a sizable portion of the State's economy. As a result, any substantial national economic downturn is likely to have an adverse effect on the economy of the State and on the revenues of the State and some of its local governmental units. Recently, as well as historically, the average monthly unemployment rate in the State has been higher than the average figures for the United States.

  The State's economy could continue to be affected by changes in the auto industry, notably consolidation and plant closings resulting from competitive pressures and overcapacity. Such actions could adversely affect State revenues and the financial impact on the local units of government in the areas in which plants are closed could be more severe. The impact on the financial condition of the municipalities in which the plants are located may be more severe than the impact on the State itself.

  The Michigan Constitution limits the amount of total revenues of the State raised from taxes and certain other sources to a level for each fiscal year equal to a percentage of the State's personal income for the prior calendar year. In the event the State's total revenues exceed the limit by 1% or more, the Constitution requires that the excess be refunded to taxpayers. The State Constitution does not prohibit the increasing of taxes so long as revenues are expected to amount to less than the revenue limit and authorizes exceeding the limit for emergencies. The State Constitution further provides that the proportion of State spending paid to all local units' total spending may not be reduced below the proportion in effect for the 1978-79 fiscal year. The Constitution requires that if spending does not meet the required level in a given year an additional appropriation for local units is required for the following fiscal year. The State Constitution also requires the State to finance any new or expanded activity of local units mandated by State law. Any expenditures required by this provision would be counted as State spending for local units for purposes of determining compliance with the provisions stated above.

  The State Constitution limits the purposes for which State general obligation debt may be issued. Such debt is limited to short-term debt for State operating purposes, short- and long-term debt for the purposes of making loans to school districts and long-term debt for voter approved purposes. In addition to the foregoing, the State authorizes special purpose agencies and authorities to issue revenue bonds payable from designated revenues and fees. Revenue bonds are not obligations of the State and in the event of shortfalls in self-supporting revenues, the State has no legal obligation to appropriate money to these debt service payments. The State's Constitution also directs or restricts the use of certain revenues.

  The State finances its operations through the State's General Fund and Special Revenue Funds. The General Fund receives revenues of the State that are not specifically required to be included in the Special Revenue Fund. General Fund revenues are obtained approximately 63% from the payment of State taxes and 37% from federal and non-tax revenue sources. The majority of the revenues from State taxes are from the State's personal income tax, single business tax, use tax, sales tax and various other taxes. Approximately 60% of total General Fund expenditures are for State support of public education and for social services programs. Other significant expenditures from the General Fund provide funds for law enforcement, general State government, debt service and capital outlay. The State Constitution requires that any prior year's surplus or deficit in any fund must be included in the next succeeding year's budget for that fund.

  In recent years, the State of Michigan has reported its financial results in accordance with generally accepted accounting principles. For the fiscal years ended September 30, 1990 and 1991, the State reported negative year-end General Fund balances of $310.3 million and $169.4 million, respectively, but ended the 1992, 1993 and 1994 fiscal years with its General Fund in balance after transfers in 1993 and 1994 from the General Fund to the Budget Stabilization Fund of $283 million and $464 million, respectively. Those transfers raised the balance in the Budget Stabilization Fund to $779 million as of September 30, 1994. A positive cash balance in the combined General Fund/School Aid Fund was recorded at September 30, 1990. In each of the three prior fiscal years, the State undertook mid-year actions to address projected year-end budget deficits including expenditure costs and deferrals and one time expenditures or revenue recognition adjustments. From 1991 through 1993, the State experienced deteriorating cash balances which necessitated short-term borrowings and the deferral of certain scheduled cash payments of local units of government. The State borrowed between $500 million and $900 million for cash flow purposes in the 1992 to 1993 fiscal year and $500 million in the 1995 fiscal year. The State did not have to borrow for short-term cash flow purposes in the 1993-94 fiscal year due to improved cash balances.

  Amendments to the Michigan Constitution which placed limitations on increases in State taxes and local ad valorem taxes (including taxes used to meet debt service commitments on obligations of taxing units) were approved by the voters of the State of Michigan in November, 1978 and became effective on December 23, 1978. To the extent that obligations in the Fund are tax supported and are for local units and have not been voted by the taxing unit's electors, the ability of the local units to levy debt service taxes might be affected.

  State law provides for distributions of certain State collected taxes or portions thereof to local units based in part on population as shown by census figures and authorizes levy of certain local taxes by local units having a certain level of population as determined by census figures. Reductions in population in local units resulting from periodic census could result in a reduction in the amount of State collected taxes returned to those local units and in reductions in levels of local tax collections for such local units unless the impact of the census is changed by State law. No assurance can be given that any such State law will be enacted. In the 1991 fiscal year, the State deferred certain scheduled payments to municipalities, school districts, universities and community colleges. While such deferrals were made up at later dates, similar future deferrals could have an adverse impact on the cash position of some local units. Additionally, the State has reduced revenue sharing payments to municipalities below the level provided under formulas by increasing amounts in the three fiscal years ending with the fiscal year ended September 30, 1993 and $64.6 million (budgeted) in the fiscal year which ended on September 30, 1994.

  On March 15, 1994, the electors of the State voted to amend the State's Constitution to increase the State sales tax rate from 4% to 6% and to place an annual cap on property assessment increases for all property taxes. Companion legislation also cut the State's income tax rate from 4.6% to 4.4%. In addition, property taxes for school operating purposes have been reduced and school funding is being provided from a combination of property taxes and state revenues, some of which are being provided from new or increased State taxes. The legislation also contains other provisions that may reduce or alter the revenues of local units of government and tax increment bonds could be particularly affected. While the ultimate impact of the constitutional amendment and related legislation cannot yet be accurately predicted, investors should be alert to the potential effect of such measures upon the operations and revenues of Michigan local units of government.

  Currently, the State's general obligation bonds are rated A1 by Moody's Investors Service, Inc., AA by Standard & Poor's Ratings Group and Aa by Fitch Investors Service, Inc.

                                APPENDIX F

                ECONOMIC AND FINANCIAL CONDITIONS IN NEW JERSEY

  The following information is a brief summary of factors affecting the economy of New Jersey and does not purport to be a complete description of such factors. Other factors will affect issuers. The summary is based primarily upon one or more publicly available offering statements relating to debt offerings of state issuers, however, it has not been updated nor will it be updated during the year. The Trust has not independently verified the information.

   Effective January 1, 1994, personal income tax rates in the State of New Jersey (the "State") were cut by 5% for all taxpayers. Effective January 1, 1995, the State's personal income tax rates were cut by an additional 10% for most taxpayers. By a bill signed into law on July 4, 1995, New Jersey personal income tax rates have been further reduced so that coupled with the prior rate reductions, beginning with tax year 1996, personal income tax rates will be, depending upon a taxpayer's level of income and filing status, 30%, 15% or 9% lower than 1993 rates. At this time the effect of the tax reduction cannot be evaluated.

  The State operates on a fiscal year beginning July 1 and ending June 30. For example, "fiscal year 1996" refers to the State's fiscal year beginning July 1, 1995 and ending June 30, 1996.

  The General Fund is the fund into which all State revenues not otherwise restricted by statute are deposited and from which appropriations are made. The largest part of the total financial operations of the State is accounted for in the General Fund. Revenues received from taxes and unrestricted by statute, most federal revenue and certain miscellaneous revenue items are recorded in the General Fund.

  The State's undesignated General Fund balance was $1.4 million for the fiscal year 1991, $760.8 million for the fiscal year 1992, $937 million for the fiscal year 1993, and $926 million (estimated) for the fiscal year 1994. For the fiscal year 1995, the balance in the undesignated General Fund is estimated to be $563 million.

  The State finances capital projects primarily through the sale of the general obligation bonds of the State. These bonds are backed by the full faith and credit of the State. State tax revenues and certain other fees are pledged to meet the principal, interest payments and if provided, redemption premium payments, if any, required to pay the debt fully. No general obligation debt can be issued by the State without prior voter approval, except that no voter approval is required for any law authorizing the creation of a debt for the purpose of refinancing all or a portion of outstanding debt of the State, so long as such law requires that the refinancing provide a debt service savings. All appropriations for capital projects and all proposals for State bond authorizations are subject to the review and recommendation of the New Jersey Commission on Capital Budgeting and Planning.

  The State has extensive control over school districts, cities, counties and local financing authorities. State laws impose specific limitations on local appropriations, with exemptions subject to state approval. The State shares the proceeds of a number of taxes, with funds going primarily for local education programs, homestead rebates, medicaid and welfare programs. Certain bonds are issued by localities, but supported by direct state payments. In addition, the State participates in local wastewater treatment programs.

  The State's economic base is diversified, consisting of a variety of manufacturing, construction and service industries, supplemented by rural areas with selective commercial agriculture. After enjoying an extraordinary boom during the mid-1980s, New Jersey, as well as the rest of the Northeast, slipped into a slowdown well before the onset of the national recession which officially began in July 1990 (according to the National Bureau of Economic Research). By the beginning of the national recession, construction activity had already been declining in New Jersey for nearly two years. As the rapid acceleration of real estate prices forced many would-be homeowners out of the market and high non-residential vacancy rates reduced new commitments for offices and commercial facilities, construction employment began to decline. Also growth had tapered off markedly in the service sectors and the long-term downward trend of factory employment had accelerated, partly because of a leveling off of industrial demand nationally. The onset of recession caused an acceleration of New Jersey's job losses in construction and manufacturing, as well as an employment downturn in such previously growing sectors as wholesale trade, retail trade, finance, utilities and trucking and warehousing. The net effect was a decline in the State's total non-farm wage and salary employment from a peak of 3,689,800 in March 1989 to a low of 3,445,000 in March 1992. This loss has been followed by an employment gain of 118,700 from March 1992 to September 1994.

  Reflecting the downturn, the rate of unemployment in the State rose from a low of 3.6% during the first quarter of 1989 to a recessionary peak of 8.4% during 1992 (according to the U.S. Bureau of Labor Statistics and the New Jersey Department of Labor, Division of Labor Market and Demographic Research). Since then, the unemployment rate fell to 6.9% during the first quarter of 1995.

  Evidence of the State's improving economy can be found in increased homebuilding, and other areas of construction activity, rising consumer spending for new cars and light trucks, substantial new job creation and the decline in the unemployment rate. One of the major reasons for cautious optimism is found in the construction industry. Total construction contracts awarded in New Jersey have turned around, rising by 11.8% in the first two months of 1995 compared with 1994. By far, the largest boost came from residential construction awards which increased by 32.8% in 1995 compared with 1994. In addition, non-residential building construction awards have turned around, posting a 2.3% gain from 1994. Nonbuilding construction awards increased approximately 12% in the first two months of 1995 compared with the same period in 1994. In addition to increases in construction contract awards, another reason for cautious optimism is rising new light truck registrations. New passenger car registrations during 1994 were virtually unchanged from a year earlier. However, registrations of new light trucks and vans (up to 10,000 lbs.) advanced strongly in 1994, increasing 19%. Prospects for New Jersey are favorable, although a return to the pace of the 1980s is highly unlikely. Although growth is likely to be slower than elsewhere in the nation, the locational advantages that have served New Jersey well for many years will still be there. Structural changes that have been going on for years can be expected to continue, with job creation concentrated most heavily in the service sectors.

  New Jersey Education Association et al. v. State of New Jersey et al. represents a challenge to amendments to the pension laws enacted on June 30, 1994 (P.L. 1994, Chapter 62), which concerned the funding of the Teachers Pension and Annuity Fund (TPAF), the Public Employee's Retirement System
(PERS), the Police and Fireman's Retirement System (PFRS), the State Police Retirement System (SPRS) and the Judicial Retirement System (JRS). The complaint was filed in the United States District Court of New Jersey on October 17, 1994. The statute, as enacted, made several changes affecting these retirement systems including changing the actuarial funding method to projected unit credit; continuing the prefunding of post-retirement medical benefits but at a reduced level for TPAF and PERS; revising the employee member contribution rate to a flat 5% for TPAF and PERS; extending the phase in period for the revised TPAF actuarial assumptions; changing the phase-in period for funding of cost-of-living adjustments and reducing the inflation assumption for the Cost of Living Adjustment for all retirement systems; and decreasing the average salary increase assumption for all retirement systems. Plaintiffs allege that the changes resulted in lower employer contributions in order to reduce a general budget deficit. The complaint further alleges that certain provisions of Chapter 62 violate the contract, due process, and taking clauses of the United States and New Jersey Constitutions, and further constitute a breach of the State's fiduciary duty to participants in TPAF and PERS. Plaintiffs seek to permanently enjoin the State from administering, enforcing or otherwise implementing Chapter 62. An adverse determination against the State would have a significant impact upon the fiscal year 1996 budget. The State has filed a motion to dismiss and a motion for summary judgment. The State intends to vigorously defend this action.

  Currently, the State's general obligation bonds are rated AA+by Standard & Poor's, Aa1 by Moody's, and AA+ by Fitch.

                                   APPENDIX G

                 ECONOMIC AND FINANCIAL CONDITIONS IN NEW YORK

  THE FOLLOWING INFORMATION IS A BRIEF SUMMARY OF FACTORS AFFECTING THE ECONOMY OF THE STATE AND DOES NOT PURPORT TO BE A COMPLETE DESCRIPTION OF SUCH FACTORS. OTHER FACTORS WILL AFFECT SPECIFIC ISSUERS. THE SUMMARY IS BASED PRIMARILY UPON ONE OR MORE PUBLICLY AVAILABLE OFFERING STATEMENTS RELATING TO DEBT OFFERINGS OF STATE ISSUERS; HOWEVER, IT HAS NOT BEEN UPDATED NOR WILL IT BE UPDATED DURING THE YEAR. THE TRUST HAS NOT INDEPENDENTLY VERIFIED THE INFORMATION.

  In recent years, New York State (the "State"), some of its agencies, instrumentalities, and public authorities and certain of its municipalities have faced serious financial difficulties that could have an adverse effect on the sources of payment for or the market value of New York State Municipal Securities in which the New York Fund invests.

NEW YORK CITY (THE "CITY")

  General. More than any other municipality, the fiscal health of the City has a significant effect on the fiscal health of the State. The national economic downturn which began in July 1990 adversely affected the local economy, which had been declining since late 1989. As a result, the City experienced job losses in 1990 and 1991 and real Gross City Product ("GCP") fell in those two years. Beginning in calendar year 1992, the improvement in the national economy helped stabilize conditions in the City. Employment losses moderated toward year-end and real GCP increased, boosted by strong wage gains. However, after noticeable improvements in the City's economy during the calendar year 1994, the City now projects, and its current four-year financial plan assumes, that economic growth will slow in calendar years 1995 and 1996 with local employment increasing modestly.

  For each of the 1981 through 1994 fiscal years, the City achieved balanced operating results as reported in accordance with then generally accepted accounting principles ("GAAP"). The City was required to close substantial budget gaps in recent fiscal years in order to maintain balanced operating results. For the City's 1995 fiscal year, the City adopted a budget which halted the trend in recent years of substantial increases in City spending from one year to the next and the City budget for fiscal year 1996 reduces City-funded spending for the second consecutive year. There can be no assurance that the City will continue to maintain a balanced budget as required by State law without additional reductions in City services or entitlement programs or tax or other revenue increases which could adversely affect the City's economic base.

  The Mayor is responsible for preparing the City's four-year financial plan, including the City's current financial plan for the 1996 through 1999 fiscal years (the "1996-1999 Financial Plan" or "City Financial Plan"). The City's projections set forth in the City Financial Plan are based on various assumptions and contingencies which are uncertain and which may not materialize. Changes in major assumptions could significantly affect the City's ability to balance its budget as required by State law and to meet its annual cash flow and financing requirements. Such assumptions and contingencies include, among others, the condition of the regional and local economies, the impact on real estate tax revenues of the real estate market, wage increases for City employees consistent with those assumed in the City Financial Plan, employment growth, the ability to implement proposed reductions in City personnel and other cost reduction initiatives, provision of State and federal aid and mandate relief and the impact of proposed federal and State welfare reforms on City revenues.

  Implementation of the City Financial Plan is also dependent upon the City's ability to market its securities successfully in the public credit markets. The City's financing program for fiscal years 1996 through 1999 contemplates the issuance of $10.1 billion of general obligation bonds primarily to reconstruct and rehabilitate the City's infrastructure and physical assets and to make capital investments. In addition, the City issues revenue notes and tax anticipation notes to finance its seasonal working capital requirements. The success of projected public sales of City bonds and notes will be subject to prevailing market conditions. If the City were unable to sell its general obligation bonds and notes, it would be prevented from meeting its planned operating and capital expenditures.

  1996-1999 Financial Plan. In July 1995, the City published the City Financial Plan for the 1996-1999 fiscal years. The 1996-1999 Financial Plan projects revenues and expenditures for the 1996 fiscal year (July 1, 1995-June 30, 1996) balanced in accordance with GAAP. The City Financial Plan sets forth proposed actions to close a previously projected budget gap of approximately $3.1 billion for the 1996 fiscal year. Such gap-closing actions for the 1996 fiscal year include, among others, substantial reductions in entitlement programs, City service and personnel reductions, saving initiatives related to labor and pension costs, increases in federal and State aid, the sale of certain City assets and increases in certain lease and fee payments due the City.

  The City Financial Plan also sets forth projections for the 1997 through 1999 fiscal years and outlines a proposed gap-closing program to close projected budget gaps of $888 million, $1.46 billion and $1.44 billion for the 1997 through 1999 fiscal years, respectively, after the successful implementation of the $3.1 billion gap-closing program for the 1996 fiscal year. Proposed gap-closing actions for the 1997 through 1999 fiscal years include additional service and expenditure reductions, labor productivity gains and fee initiatives.

  The City Financial Plan is subject to the ability of the City to implement the proposed reductions in City services and personnel and entitlement expenditures which are difficult to implement. The City Financial Plan also assumes the successful renegotiation of certain lease payments due the City. Certain initiatives included in the City Financial Plan are subject to negotiation with the City's municipal labor unions and various actions are subject to approval by the State and federal governments.

  The City depends on the State for State aid both to enable the City to balance its budget and to meet its cash requirements. If the State experiences revenue shortfalls or spending increases beyond its projections during its 1995-1996 fiscal year or subsequent fiscal years, such developments could result in reductions in anticipated State aid to the City. In addition, State budgets in future fiscal years may continue to be delayed beyond the April 1 statutory deadline and there may be adverse effects on the City's cash flow and additional City expenditures as a result of such reductions or delays.

  From time to time, various State and City entities issue reports regarding the City Financial Plan and the City's financial condition. In July of 1995, the City Comptroller, the New York State Financial Control Board and the Office of the State Deputy Comptroller of New York each issued reports on the City Financial Plan. The report issued by the City Comptroller concluded that budget risks of up to $1 billion, $2.5 billion, $3.3 billion and $3.4 billion exist for the City's 1996 through 1999 fiscal years, respectively. The Financial Control Board identified budget risks of $873 million, $2.1 billion, $2.8 billion and $2.8 billion for the 1996 through 1999 fiscal years, respectively. The State Deputy Comptroller's report stated that the City faces potential budget shortfalls of $800 million, $1.5 billion, $2 billion and $1.8 billion for the 1996 through 1999 fiscal years, respectively. In May 1995, the New York City Comptroller issued two reports that noted the City's economy has weakened during the previous six months and that, with no immediate prospect of a recovery in the City's economy, and with retrenchment in Medicaid and public assistance programs, the City's economic and budget problems will continue for the next several fiscal years. It was also noted that the City's current fiscal problems are as serious as those which the City faced in the mid-1970's, and may be more difficult to solve, since the City's economy remains weak and the State and federal governments are reducing support for the City. In May 1995, the New York State Comptroller issued a report concluding that the City economy has slowed significantly since 1994 and that proposed reductions in Medicaid spending at the state and local levels could cause significant job displacement in the City's health sector, and additional downsizing by utilities, banks and other companies could further constrain job prospects. It is reasonable to expect that such reports will continue to be issued and to engender public comment.

  Ratings. As of November 2, 1995, Moody's rated the City's general obligation bonds Baa1, Standard & Poor's rated such bonds BBB+ and Fitch Investors Service, Inc. ("Fitch") rated such bonds A-. On July

10, 1995, Standard & Poor's revised downward its rating on City general obligation bonds from A- to BBB+. Standard & Poor's stated that the downgrade was a reflection of the City's inability to eliminate a structural budget imbalance due to persistent softness in the City's economy, weak job growth, a trend of using nonrecurring budget devices, optimistic projections of State and federal aid and high levels of debt service. Such ratings reflect only the view of Moody's, Standard & Poor's and Fitch, from which an explanation of the significance of such ratings may be obtained. There is no assurance that such ratings will continue for any given period of time or that they will not be revised downward or withdrawn entirely. Any such downward revision or withdrawal could have an adverse effect on the market prices of City bonds.

  Outstanding Indebtedness. As of June 30, 1995, the City had approximately $24.4 billion of long-term debt and as of June 30, 1994, the New York City Municipal Water Finance Authority (the "Water Authority") had approximately $5.6 billion of long-term debt.

  Debt service on Water Authority obligations is secured by fees and charges collected from the users of the City's water and sewer system. State and federal regulations require the City's water supply to meet certain standards to avoid filtration. The City's water supply now meets all technical standards and the City's current efforts are directed toward protection of the watershed area. The City has taken the position that increased regulatory, enforcement and other efforts to protect its water supply, relating to such matters as land use and sewage treatment, will preserve the high quality of water in the upstate water supply system and prevent the need for filtration. The U.S. Environmental Protection Agency has granted the City a waiver of filtration regulations through 1996. If filtration of the City's water supply is ultimately required, the capital expenditure required could be between $4 billion and $5 billion. Such an expenditure could cause significant increases in City water and sewer charges.

  Litigation. The City is a defendant in a significant number of lawsuits. While the outcome and fiscal impact, if any, of the proceedings and claims are not currently predictable, adverse determinations might have a material adverse effect upon the City's ability to carry out the City Financial Plan. As of June 30, 1994, the City estimated its potential future liability on account of all outstanding claims to be approximately $2.6 billion.

NEW YORK STATE

  Current Economic Outlook. The national economy began the current expansion in 1991 and has added over 7 million jobs since early 1992. Although the State has added approximately 185,000 jobs since November 1992, employment growth in the State has been hindered during recent years by significant cutbacks in the computer and instrument manufacturing, utility, defense and banking industries.

  The State expects New York's economy to continue to expand modestly during 1995, but there is expected to be a pronounced slow-down during the course of the year. On an average annual basis, employment growth is expected to be about the same as 1994. Both personal income and wages are expected to record moderate gains in 1995. The annual rates of job growth and growth in personal income and wages are expected to slow gradually during 1996.

  State Financial Plan for the 1995-1996 Fiscal Year. The State's budget for its 1995-1996 fiscal year (April 1, 1995-March 31, 1996) was enacted by the State Legislature on June 7, 1995, more than two months after the start of the fiscal year. Prior to adoption of the budget, the State Legislature enacted appropriations for disbursements considered to be necessary for State operations and other purposes, including all necessary appropriations for debt service. The 1995-1996 fiscal year budget includes a planned three-year 20% reduction in the State's personal income tax and is the first budget in over 50 years which projects a decline in General Fund disbursements and spending on State operations. On June 20, 1995, the State published the State Financial Plan for the 1995-1996 fiscal year based on the enacted 1995-1996 budget and issued its first and second quarterly updates of the State Financial Plan in July and October 1995, respectively (the "State Financial Plan").

  The State Financial Plan projects a General Fund balanced on a cash basis with total projected receipts of $32.788 billion and total projected disbursements of $32.774 billion. The State Financial Plan includes gap-closing actions to offset a previously projected budget gap of $5 billion, the largest in the State's history. Such gap-closing actions include, among others, substantial reductions in social and medical entitlement programs, reductions in State services and capital programs and increased lottery revenues. There can be no assurance that additional gap-closing measures will not be required and there is no assurance that any such measures will enable the State to achieve a balanced budget for its 1995-1996 fiscal year.

  The State Financial Plan and the 1995-1996 fiscal year budget are based upon forecasts of national and State economic activity. Economic forecasts have frequently failed to predict accurately the timing and magnitude of changes in the national and State economies. Many uncertainties exist in forecasts of both the national and State economies, including consumer attitudes toward spending, federal financial and monetary policies, the availability of credit and the condition of the world economy, which could have an adverse effect on the State. There can be no assurance that the State economy will not experience worse-than-predicted results in the 1995-1996 fiscal year with corresponding material and adverse effects on the State's projections of receipts and disbursements.

  Owing to these and other factors, the State may face substantial potential budget gaps in future years resulting from a significant disparity between tax revenues projected from a lower recurring receipts base and the spending required to maintain State programs at required levels. Any such recurring imbalance would be exacerbated by the use by the State of nonrecurring resources to achieve budgetary balance in a particular fiscal year. To correct any recurring budgetary imbalance, the State would need to take significant actions to align recurring receipts and disbursements in future fiscal years. There can be no assurance, however, that the State's action will be sufficient to preserve budget balances in the then current or future fiscal years.

  The State Financial Plan contains actions that provide nonrecurring resources or savings as well as actions that impose baseline losses of receipts. The Division of the Budget estimates the net amount of nonrecurring resources used in the State Financial Plan to be at least $600 million. In addition to these nonrecurring actions, the adoption of the three-year 20% reduction in the State's personal income tax in combination with business tax reductions enacted in 1994 will reduce State tax receipts by $5.5 billion by the 1997-1998 fiscal year.

  Uncertainties with regard to both the economy and potential decisions at the federal level add further pressure on future budget balance in New York State. Specific budget proposals being discussed at the federal level but not included in the State's current economic forecast would (if enacted) have a disproportionately negative impact on the longer-term outlook for the State's economy as compared to other states.

  On October 2, 1995, the State Comptroller released an analysis of the State Financial Plan which estimated a potential imbalance in receipts and disbursements of at least $2.7 billion for the 1996-1997 fiscal year and at least $3.9 billion for the State's 1997-98 fiscal year. Pursuant to State law, the Governor is required to submit a balanced budget to the State Legislature and has indicated he will close any potential imbalance primarily through expenditure reductions.

  The State anticipates that its capital programs will be financed, in part, by State and public authorities borrowings in the 1995-1996 fiscal year. The State expects to issue $248 million in general obligations bonds (including $70 million for purposes of redeeming outstanding Bond Anticipation Notes ("BANs")), $186 million in general obligation commercial paper and up to $47 million in certificates of participation during the State's fiscal year for equipment purchases and capital purposes. Borrowings by public authorities pursuant to lease-purchase and contractual-obligation financings for capital programs of the State are projected to total $2.7 billion. Additionally, the Local Government Assistance Corporation ("LGAC") issued net proceeds of $529 million during the 1995-1996 fiscal year.

  1994-1995 Fiscal Year. In July, 1995, the State Comptroller issued its audit of the State's 1994-1995 fiscal year prepared in accordance with generally accepted auditing standards. The State completed its 1994-1995 fiscal year with a General Fund operating deficit of $1.426 billion, as compared with an operating surplus of $914 million for the previous fiscal year. The 1994-1995 fiscal year deficit was caused by several factors, including the use of $1.026 billion of the 1993-1994 fiscal year surplus in the 1994-1995 fiscal year and the adoption of changes in accounting methodologies by the State Comptroller.

  Local Government Assistance Corporation. In 1990, as part of a state fiscal reform program, legislation was enacted creating LGAC, a public benefit corporation empowered to issue long-term obligations to fund certain payments to local governments traditionally funded through the State's annual seasonal borrowing. As of June 1995, LGAC has issued bonds to provide net proceeds of $4.7 billion completing the program. The impact of LGAC's borrowing is that the State is able to meet its cash flow needs without relying on short-term seasonal borrowing.

  Financing Activities. State financing activities include general obligation debt of the State and State-guaranteed debt, to which the full faith and credit of the State has been pledged, as well as lease-purchase and contractual-obligation financings, moral obligation financings and other financings through public authorities and municipalities, where the State's obligation to make payments for debt service is generally subject to annual appropriation by the State Legislature.

  As of March 31, 1995, the total amount of outstanding general obligation debt was approximately $5.181 billion, including $149 million in BANs, the total amount of moral obligation debt was approximately $7.010 billion and $17.98 billion of bonds issued primarily in connection with lease-purchase and contractual-obligation financing of State capital programs were outstanding.

  In 1994 and 1995, the State legislature passed a proposed constitutional amendment on debt reform. The proposed amendment would permit the State to issue non-voter approved revenue bonds secured by a pledge or certain tax receipts, up to a cap equal to 5% of State personal income. If approved by the voters in November 1995, such amendment would become effective January 1, 1996.

  Public Authorities. The fiscal stability of the State is related, in part, to the fiscal stability of its public authorities. Public authorities are not subject to the constitutional restrictions on the incurrence of debt which apply to the State itself, and may issue bonds and notes within the amounts of, and as otherwise restricted by, their legislative authorization. As of September 30, 1994, the latest data available, there were 18 public authorities that had outstanding debt of $100 million or more and the aggregate outstanding debt, including refunding bonds, of these 18 public authorities was $70.3 billion. The State's access to the public credit markets could be impaired and the market price of its outstanding debt may be adversely affected, if any of its public authorities were to default on their respective obligations.

  Ratings. Currently, Moody's, Standard & Poor's and Fitch rate New York State's outstanding general obligation bonds A, A- and A+, respectively. Ratings reflect only the respective views of such organizations, and explanation of the significance of such ratings must be obtained from the rating agency furnishing the same. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency originally establishing the rating, circumstances so warrant. A downward revision or withdrawal of such ratings, or either of them, may have an effect on the market price of the State Municipal Securities in which the New York Fund invests.

  Litigation. The State is a defendant in numerous legal proceedings including, but not limited to, claims asserted against the State arising from alleged torts, alleged breaches of contracts, condemnation proceedings and other alleged violations of State and federal laws.

  Several cases challenge the rationality and the retroactive application of State regulations recalibrating nursing home Medicaid rates. In 1994, the New York Court of Appeals held invalid the State Department of Health's retroactive application to rate years 1989 through 1991 of the nursing home Medicaid reimbursements rate recalibration adjustment. A case challenging the new recalibration regulations for rate years commencing 1992 is pending.

  In Trustees of and The Pension, Hospitalization Benefit Plan of the Electrical Industry, et al., v. Cuomo, et al., commenced November 25, 1992 in the United States District Court for the Eastern District of New York, plaintiff employee welfare benefit plans seek a declaratory judgment nullifying on the ground of Federal preemption provisions of Section 2807-c of the Public Health Law and implementing regulations which impose a bad debt and charity care allowance on all hospital bills and a 13 percent surcharge on inpatient bills paid by employee welfare benefit plans. By order and stipulation of the District Court dated September 21, 1995, the action has been discontinued.

  In Music, Cigarette & Amusement Association, Inc., et al. v. Lynch, et al. (Supreme Court, Kings County, commenced August 1995) and Trump v. Perlee, et al. (Supreme Court, New York County, commenced August 1995), petitioners challenge as unconstitutional and seek to enjoin "Quick Draw," a game of the State Division of the Lottery. Petitioners contend that Sections 94-a through 94-g of Ch. 2 L. 1995, which authorize "Quick Draw," violate Article I (S)9 of the State Constitution. This constitutional provision bars gambling but allows lotteries operated by the State. Petitioners contend that "Quick Draw" is not a lottery as contemplated by Article I (S)9.

  In McCall, et al. v. State of New York, et al., commenced July 5, 1995 (Supreme Court, Albany County), an action for a declaratory judgment and injunctive relief, plaintiffs (including the State Comptroller) contend that certain provisions of Ch. 119 L. 1995 are unconstitutional. Ch. 119 L. 1995 provides enhanced supplemental pension allowances for members of the State and local retirement systems. Plaintiffs contend that Section 13 of Ch. 119 L. 1995, which provides that money in a Supplemental Reserve Fund shall be used as a credit in the State's 1995-96 fiscal year against prior State and local pension contributions, violates Article V (S)7 of the State Constitution. This constitutional provision bars the diminishment or impairment of benefits of membership in the retirement systems.

  Adverse developments in existing legal proceedings or the initiation of new proceedings could affect the ability of the State to maintain a balanced State Financial Plan. The State believes that the State Financial Plan includes sufficient reserves for the payment of judgments that may be required during the 1995-1996 fiscal year. There can be no assurance, however, that an adverse decision in any of these proceedings would not exceed the amount of the State Financial Plan reserves for the payment of judgments and, therefore, could affect the ability of the State to maintain a balanced State Financial Plan.

  Other Localities. Certain localities in addition to the City could have financial problems leading to requests for additional State assistance during the State's 1995-1996 fiscal year and thereafter. The potential impact on the State of such actions by localities is not included in the projections of the State receipts and disbursements in the State's 1995-1996 fiscal year.

  Fiscal difficulties experienced by the City of Yonkers ("Yonkers") resulted in the creation of the Financial Control Board for Yonkers (the "Yonkers Board") by the State in 1984. The Yonkers Board is charged with oversight of the fiscal affairs of Yonkers. Future actions taken by the Governor or the State Legislature to assist Yonkers could result in allocation of State resources in amounts that cannot yet be determined.

                                APPENDIX H

               ECONOMIC AND FINANCIAL CONDITIONS IN PENNSYLVANIA

  THE FOLLOWING INFORMATION IS A BRIEF SUMMARY OF FACTORS AFFECTING THE ECONOMY OF THE STATE AND DOES NOT PURPORT TO BE A COMPLETE DESCRIPTION OF SUCH FACTORS. OTHER FACTORS WILL AFFECT ISSUERS. THE SUMMARY IS BASED PRIMARILY UPON ONE OR MORE PUBLICLY AVAILABLE OFFERING STATEMENTS RELATING TO DEBT OFFERINGS OF STATE ISSUERS, HOWEVER, IT HAS NOT BEEN UPDATED NOR WILL IT BE UPDATED DURING THE YEAR. THE TRUST HAS NOT INDEPENDENTLY VERIFIED THE INFORMATION.

  Many factors affect the financial condition of the Commonwealth of Pennsylvania (the "Commonwealth") and its political subdivisions, such as social, environmental and economic conditions, many of which are not within the control of such entities. Pennsylvania and certain of its counties, cities and school districts and public bodies have from time to time in the past encountered financial difficulties which have adversely affected their respective credit standings. Such difficulties could affect outstanding obligations of such entities, including obligations held by the Fund. For example, the financial condition of the City of Philadelphia had impaired its ability to borrow and resulted in its obligations generally being downgraded by the major rating services (Moody's, Standard & Poor's and Fitch) in some cases below investment grade.

  The General Fund, the Commonwealth's largest fund, receives all tax revenues, non-tax revenues and Federal grants and entitlements that are not specified by law to be deposited elsewhere. The majority of the Commonwealth's operating and administrative expenses are payable from the General Fund. Debt service on all bonded indebtedness of the Commonwealth, except that issued for highway purposes or for the benefit of other special revenue funds, is payable from the General Fund.

  The five year period from fiscal 1990 through fiscal 1994 was marked by public health and welfare costs growing at a rate double the growth rate for all state expenditures. During this period, public health and welfare costs rose by an average annual rate of 9.4% while tax revenues were growing at an average annual rate of 5.8%. Consequently, spending on other budget programs was restrained to a growth rate of 4.7% and sources of revenues other than taxes (including transfers from other Commonwealth funds and hospital and nursing home pooling of contributions to use as federal matching funds) became larger components of fund revenues.

  Fiscal 1995 was the fourth consecutive fiscal year the Commonwealth reported an increase in the fiscal year-end unappropriated balance. The fiscal 1995 unappropriated surplus (prior to reserves for transfer to the Tax Stabilization
Fund) was $540 million, an increase of $204.2 million over the fiscal 1994 unappropriated surplus (prior to transfers). Commonwealth revenues were $16,224.6 million, 2.9% above the estimate of revenues used at the time the budget was enacted. The higher than estimated revenues from tax sources were due to faster economic growth in the national and state economy than had been projected when the budget was adopted. Expenditures from Commonwealth revenues (excluding pooled financing expenditures), including $65.5 million of supplemental appropriations enacted at the close of the 1995 fiscal year, totaled $15.67 billion, representing an increase of 5% over spending during fiscal 1994.

  The enacted fiscal 1996 budget provides for expenditures from Commonwealth revenues of $16.16 billion, a 2.7% increase over total appropriations from Commonwealth revenues in fiscal 1995. The fiscal 1996 budget is based on anticipated Commonwealth revenues, net of enacted tax changes but prior to tax refunds, of $16.27 billion, an increase over actual fiscal 1995 Commonwealth revenues of .3%. Excluding the estimated effects of the tax changes enacted in 1994 and 1995, Commonwealth revenues for fiscal 1996 are estimated to increase by approximately 2.9%. Tax changes (reductions) enacted with the fiscal 1996 budget totaled $282.9 million, representing an approximate 1.7% of base revenues. The largest dollar value changes were in the corporate net income tax where the scheduled 1997 reduction of the tax rate to 9.99% was accelerated to the 1995 tax year; a double weighting was provided for the sales factor of the corporate net income tax apportionment calculation; and the maximum allowance for the net operating loss deduction was increased from $500,000 to $1 million. The fiscal 1996 cost of these corporate net income tax changes is estimated to be $210.8 million. Other major components of the tax reduction include a $12.1 million decrease for the capital stock and franchise tax from an increase in the exemption amount; $24.7 million from the repeal of the tax on annuities; and $27.9 million from an acceleration of the scheduled phase-out of the inheritance tax on transfers of certain property to a surviving spouse. A 90 day amnesty program was also authorized in the tax bill and will be available to taxpayers from mid-October 1995 through mid-January 1996.

  The economy of Pennsylvania is composed of many diverse sectors including manufacturing, mining, agriculture, services and wholesale and retail trade. Certain industries traditionally strong in the Commonwealth, such as coal, steel and railways, have declined and account for a decreasing share of total employment. Service industries (including trade, health care, education and finance) have grown, however, contributing increasingly to Pennsylvania's economy and now exceed the manufacturing section as the largest single source of employment.

  Nonagricultural employment in the Commonwealth declined by 5.1% during the recessionary period from 1980 to 1983. In 1984, the declining trend was reversed as employment grew by 2.9% over 1983 levels. From 1983 to 1990, Commonwealth employment continued to grow each year, increasing an additional
14.3 percent. For the last 3 years, employment in the Commonwealth has increased 2.0%. The unemployment rate in Pennsylvania in September 1995 stood at a seasonally adjusted rate of 6.4%. The seasonally adjusted national unemployment rate for September 1995 was 5.6%.

  The current Constitutional provisions pertaining to Commonwealth debt permit the issuance of the following types of debt: (i) debt to suppress insurrection or rehabilitate areas affected by disaster, (ii) electorate approved debt,
(iii) debt for capital projects subject to an aggregate debt limit of 1.75 times the annual average tax revenues of the preceding five fiscal years and
(iv) tax anticipation notes payable in the fiscal year of issuance. All debt except tax anticipation notes must be amortized in substantial and regular amounts.

  Debt service on all bonded indebtedness of Pennsylvania, except that issued for highway purposes or the benefit of other special revenue funds, is payable from Pennsylvania's General Fund, which receives all Commonwealth revenues that are not specified by law to be deposited elsewhere. As of June 30, 1995, the Commonwealth had $5.05 billion of general obligation debt outstanding.

  Other state-related obligations include "moral obligations". Moral obligation indebtedness may be issued by the Pennsylvania Housing Finance Agency ("PHFA"), a state-created agency which provides financing for housing for lower and moderate income families, and The Hospitals and Higher Education Facilities Authority of Philadelphia, a municipal authority organized by the City of Philadelphia to, among other things, acquire and prepare various sites for use as intermediate care facilities for the mentally retarded. PHFA's bonds, but not its notes, are partially secured by a capital reserve fund required to be maintained by PHFA in an amount equal to the maximum annual debt service on its outstanding bonds in any succeeding calendar year. PHFA is not permitted to borrow additional funds as long as any deficiency exists in the capital reserve fund.

  Certain state-created agencies have statutory authorization to incur debt for which state appropriations to pay debt service thereon is not required. The debt of these agencies is supported by assets of, or revenues derived from the various projects financed and is not an obligation of the Commonwealth. Some of these agencies, however, are indirectly dependent on Pennsylvania appropriations. In addition, the Commonwealth maintains pension plans covering state employees, public school employees and employees of certain state-related organizations. For the fiscal year ended in 1994, the State Employees' Retirement System had a $249 million surplus and the Public School Employees' Retirement System had a total unfunded actuarial accrued liability of $3.8 billion.

  The City of Philadelphia is the largest city in the Commonwealth with an estimated population of 1,585,577 according to the 1990 Census. Legislation providing for the establishment of Pennsylvania Intergovernmental Cooperation Authority ("PICA") to assist Philadelphia in remedying fiscal emergencies was enacted by the Pennsylvania General Assembly and approved by the Governor in June, 1991. PICA is designed to provide assistance through the issuance of funding debt and to make factual findings and recommendations to Philadelphia concerning its budgetary and fiscal affairs. At this time, Philadelphia is operating under a five year fiscal plan approved by PICA on April 17, 1995, as modified in July 1995.

  To date, PICA has issued $1.42 billion of its Special Tax Revenue Bonds. This financial assistance has included the refunding of certain general obligation bonds, funding of capital projects and the liquidation of the cumulative General Fund balance deficit as of June 30, 1992 of $224.9 million. The audited General Fund balance of Philadelphia as of June 30, 1994 reflects a surplus of approximately $15.4 million, up from approximately $3 million as of June 30, 1993. Preliminary unaudited financial statements as of June 20, 1995 project a surplus approximating $59.6 million.

  There is various litigation pending against the Commonwealth, its officers and employees. In 1978, the Pennsylvania General Assembly approved a limited waiver of sovereign immunity. Damages for any loss are limited to $250,000 for each person and $1 million for each accident. The Supreme Court held that this limitation is constitutional. Approximately 3,500 suits against the Commonwealth are pending.

  The following are among the cases with respect to which the Office of Attorney General and the Office of General Counsel have determined that an adverse decision may have a material effect on government operations of the
Commonwealth:

Baby Neal v. Commonwealth, et al.

  In 1990, the American Civil Liberties Union and other various named plaintiffs filed an action against the Commonwealth in Federal court seeking an order that would require the Commonwealth to provide additional funding for child welfare services. No figures for the amount of funding sought are available. However, a similar lawsuit filed in the Commonwealth Court of Pennsylvania was resolved through a court approved settlement which provides, among other things, for Commonwealth funding for such services in fiscal year 1991 and a commitment to pay Pennsylvania counties $30 million over five years. In December 1994, the Third Circuit Court of Appeals reversed the District Court's denial of the plaintiff's motion for class certification with respect to the interests of 16 minor plaintiffs. As a result, the District Court has recently certified the class and the parties have resumed discovery.

County of Allegheny v. Commonwealth of Pennsylvania

  On December 7, 1987, the Supreme Court of Pennsylvania held that the statutory scheme for county funding of the judicial system is in conflict with the Pennsylvania Constitution. However, judgment was stayed in order to afford the General Assembly an opportunity to enact appropriate funding legislation consistent with its opinion. Since that time, the Supreme Court has denied various actions and motions by several Pennsylvania municipalities to compel the Commonwealth to comply with the Supreme Court's 1987 decision or to restore funding for local courts and district justices to levels existing in 1987. On December 7, 1992, the State Association of County Commissioners filed a new action in mandamus seeking to compel the Commonwealth to comply with the Supreme Court's decision in County of Allegheny. The Commonwealth has filed a response in opposition to the new action and a request was made by the counties to continue the action until Spring, 1995. The Court has not apparently acted on the new action and the General Assembly has yet to consider legislation implementing the Supreme Court's decision.

Fidelity Bank v. Commonwealth of Pennsylvania

  On November 30, 1989, Fidelity Bank, N.A. ("Fidelity") filed an action challenging the constitutional validity of a 1989 amendment increasing the bank shares tax and related legislation. The Commonwealth

Court ruled in favor of the Commonwealth finding no constitutional deficiencies in the tax increase, but invalidating one element of the legislation which provided a credit to new banks (the "new bank tax credit"). Fidelity, the Commonwealth and certain intervener banks appealed to the Pennsylvania Supreme Court. However, pursuant to a Settlement Agreement dated as of April 21, 1995, the Commonwealth agreed to enter a credit in favor of Fidelity in the amount of $4,100,000 in settlement of the constitutional and non-constitutional issues. The credit represents approximately 5% of the potential claim of Fidelity, had the constitutional issues been resolved in its favor.

  Pursuant to a separate Settlement Agreement dated as of April 21, 1995, the Commonwealth also settled with the intervening banks with respect to issues concerning the new bank tax credit.

  Notwithstanding the foregoing settlements, other banks have filed protective petitions which are currently pending at the various administrative agencies challenging the validity of the 1989 tax increase. At least one of those cases--Mellon Bank, N.A.--has progressed to Commonwealth Court. Based upon the favorable decision of the Commonwealth Court on the constitutional issues in the Fidelity Bank litigation and the terms of the settlement with Fidelity, the Commonwealth does not expect that substantial liability remains with respect to the remaining cases.

Pennsylvania Association of Rural and Small Schools (PARSS) v. Casey

  In January 1991, the Association of Rural and Small Schools and several other parties filed a lawsuit against then Governor Robert P. Casey and former Secretary of Education, Donald M. Carroll challenging the constitutionality of the Commonwealth system for funding local school districts. The litigation consists of two parallel cases, one in the Commonwealth Court of Pennsylvania and one in the United States District Court for the Middle District of Pennsylvania. The federal court case has been indefinitely stayed pending resolution of the state court case. The state court case is currently in the pre-trial discovery stage.

Austin v. Department of Corrections, et al.

  In November 1990, the American Civil Liberties Union filed a class action lawsuit in the United States District Court for the Eastern District of Pennsylvania on behalf of inmate populations in various Pennsylvania correctional institutions, challenging the conditions of confinement and seeking injunctive relief. On January 17, 1995, the Court approved a Settlement Agreement between the parties, pursuant to which the Commonwealth paid $1.3 million in attorneys' fees to the plaintiffs' attorneys, with an additional $100,000 to be paid upon dismissal of a preliminary injunction relating to certain health issues. The parties are presently complying with monitoring provisions outlined in the Settlement Agreement.

Scott v. Snider

  In 1991, a consortium of public interest law firms filed a class action suit in the U.S. District Court for the Eastern District of Pennsylvania against various Commonwealth officers alleging that the Commonwealth had failed to comply with the 1989 federal mandate to provide and pay for early and periodic screening, diagnostic and treatment services for Medicaid-eligible children. If the federal court were to grant all of the relief requested, the Commonwealth would be obligated, among other things, to substantially revise the methods by which it presently identifies children in need of treatment and to expand the scope of services and treatment presently provided to such children, and to increase fees paid to pediatric providers. The Court has denied the plaintiffs' request to proceed as a class action and dismissed five of the eighteen plaintiff organizations from the case. On June 2, 1995, the Court approved the settlement reached by the parties.

Envirotest/Synterra Partners

  Envirotest Systems Corporation, Envirotest Partners ("Envirotest") and the Commonwealth of Pennsylvania have entered into a Standstill Agreement pursuant to which the parties will proceed to discuss resolution of claims which Envirotest might have against the Commonwealth arising from the suspension of an emissions testing program. Under the program, Envirotest entered into a contract with the Commonwealth for the operation of emissions inspection facilities and, incident thereto, acquired land to construct approximately 85 such facilities. On May 10, 1995, Envirotest filed a statement of claim with the Pennsylvania Board of Claims, and filed a complaint with the Commonwealth Court on May 15, 1995, to preserve its position. In those pleadings, Envirotest alleges damages in excess of $350 million. The Office of General Counsel has been informed by representatives of Envirotest that it has expended approximately $200 million to date to acquire land and construct and maintain the inspection facilities.

  Currently, Pennsylvania general obligation bonds are rated AA- by Standard & Poor's and Fitch, and A1 by Moody's. There can be no assurance that the economic conditions on which these ratings are based will continue or that particular bond issues will not be adversely affected by changes in economic or political conditions.

                                   APPENDIX I

                           RATINGS OF MUNICIPAL BONDS

DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC.'S ("MOODY'S") MUNICIPAL BOND RATINGS

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payment and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

  Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1, Baa1, Ba1 and B1.

  Short-term Notes: The four ratings of Moody's for short-term notes are MIG1/VMIG1, MIG2/VMIG2, MIG3/VMIG3 and MIG4/VMIG4; MIG1/VMIG1 denotes "best quality . . . strong protection by established cash flows"; MIG2/VMIG2 denotes "high quality" with ample margins of protection; MIG3/VMIG3 notes are of "favorable quality . . . but . . . lacking the undeniable strength of the preceding grades"; MIG4/VMIG4 notes are of "adequate quality . . . [p]rotection commonly regarded as required of an investment security is present . . . there is specific risk."

DESCRIPTION OF MOODY'S CORPORATE BOND RATINGS

  Excerpts from Moody's description of its corporate bond ratings: Aaa-judged to be the best quality, carry the smallest degree of investment risk; Aa-judged to be of high quality by all standards; A-possess many favorable investment attributes and are to be considered as upper-medium-grade obligations; Baa-considered as medium grade obligations, i.e, they are neither highly protected nor poorly secured.

DESCRIPTION OF MOODY'S COMMERCIAL PAPER RATINGS

  Moody's Commercial Paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

  Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well established access to a range of financial markets and assured sources of alternate liquidity.

  Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

  Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effects of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

  Issuers rated Not Prime do not fall within any of the Prime rating categories.

DESCRIPTION OF STANDARD & POOR'S RATINGS GROUP'S ("STANDARD & POOR'S") MUNICIPAL DEBT RATINGS

  A Standard & Poor's municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers or lessees.

  The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

  The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources Standard & Poor's considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

  The ratings are based, in varying degrees, on the following considerations:

    I. Likelihood of default--capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

    II. Nature of and provisions of the obligation;

    III. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

AAA Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher-rated categories.

BB      Debt rated "BB", "B", "CCC", "CC" and "C" is regarded, on balance, as
B       predominately speculative with respect to capacity to pay interest and
CCC     repay principal in accordance with the terms of the obligation. "BB"
CC      indicates the lowest degree of speculation and "C" the highest degree
C of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

C1 The rating "CI" is reserved for income bonds on which no interest is being paid.

D Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

  Plus ( + ) or Minus ( - ): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

DESCRIPTION OF STANDARD & POOR'S CORPORATE BOND RATINGS

  A Standard & Poor's corporate debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong. Debt rated "AA" has a very strong capacity to pay interest and to repay principal and differs from the highest rated issues only in small degree. Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt of a higher-rated category. Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

  The ratings from "AA" to "BBB" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

DESCRIPTION OF STANDARD & POOR'S COMMERCIAL PAPER RATINGS

  A Standard & Poor's Commercial Paper Rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Ratings are applicable to both taxable and tax-exempt commercial paper. Issues assigned the highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designation 1, 2 or 3 to indicate the relative degree of safety. These categories are as follows:

  A-1 This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign ( + ) designation.

  A-2 Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as overwhelming as for issues designated "A-1".

  A-3 Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

  B Issues rated "B" are regarded as having only speculative capacity for timely payment.

  C This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

  D Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

  A Commercial Paper Rating is not a recommendation to purchase or sell a security. The ratings are based on current information furnished to Standard & Poor's by the issuer and obtained by Standard & Poor's from other sources it considers reliable. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information.

  A Standard & Poor's note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment.

  --Amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note).

  --Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

  Note rating symbols are as follows:

  SP-1 A very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a "+" designation.

  SP-2 A satisfactory capacity to pay principal and interest.

  SP-3 A speculative capacity to pay principal and interest.

  Standard & Poor's may continue to rate note issues with a maturity greater than three years in accordance with the same rating scale currently employed for municipal bond ratings.

  Unrated: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

  Should no rating be assigned, the reason may be one of the following:

    1. An application for rating was not received or accepted.

    2. The issue or issuers belongs to a group of securities that are not rated as a matter of policy.

    3. There is a lack of essential data pertaining to the issue or issuer.

    4. The issue was privately placed, in which case the rating is not published in Standard & Poor's publications.

  Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date information to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

DESCRIPTION OF FITCH INVESTORS SERVICE, INC.'S ("FITCH") INVESTMENT GRADE BOND RATINGS

  Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner.

  The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and of any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

  Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

  Bonds that have the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

  Fitch ratings are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of payments made in respect of any security.

  Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended or withdrawn as a result of changes in, or the unavailability of, information or for any other reasons.

AAA Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+".

A Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

  Plus ( + ) or Minus ( - ): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

  Credit Trend Indicator: Credit trend indicators show whether credit fundamentals are improving, stable, declining, or uncertain, as follows:

  Improving     (UP ARROW)

  Stable        (LEFT ARROW/RIGHT ARROW)

  Declining     (DOWN ARROW)

  Uncertain     (UP ARROW/DOWN ARROW)

  Credit trend indicators are not predictions that any rating change will occur, and have a longer-term time frame than issues placed on FitchAlert.

NR          Indicates that Fitch does not rate the specific issue.

Conditional A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

Suspended   A rating is suspended when Fitch deems the amount of information available from the issuer to be inadequate for rating purposes.

Withdrawn   A rating will be withdrawn when an issue matures or is called or refinanced and, at Fitch's discretion, when an issuer fails to furnish proper and timely information.

FitchAlert  Ratings are placed on FitchAlert to notify investors of an occurrence that is likely to result in a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for potential downgrade, or "Evolving," where ratings may be raised or lowered. FitchAlert is relatively short-term, and should be resolved within 12 months.

DESCRIPTION OF FITCH SPECULATIVE GRADE BOND RATINGS

  Fitch speculative grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings ("BB" to "C") represent Fitch's assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. For defaulted bonds, the rating ("DDD" to "D") is an assessment of the ultimate recovery value through reorganization or liquidation.

  The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength.

  Bonds that have the same rating are of similar but not necessarily identical credit quality since rating categories cannot fully reflect the differences in degrees of credit risk.

BB Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C Bonds are in imminent default in payment of interest or principal.

DDD, DD and D   Bonds are in default on interest and/or principal payments.
                Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

  Plus ( + ) or Minus ( - ): Plus or minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "DDD", "DD", or "D" categories.

DESCRIPTION OF FITCH INVESTMENT GRADE SHORT-TERM RATINGS

  Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

  The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

  Fitch short-term ratings are as follows:

F-1+ Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1 Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+".

F-2 Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned "F-1+" and "F-1" ratings.

F-3 Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

F-4 Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D Default. Issues assigned this rating are in actual or imminent payment default.

LOC The symbol "LOC" indicates that the rating is based on a letter of credit issued by a commercial bank.

INS The symbol "INS" indicates that the rating is based on an insurance policy or financial guaranty issued by an insurance company.

INDEPENDENT AUDITORS' REPORT

The Board of Trustees and Shareholders,
Merrill Lynch Multi-State Limited Maturity
Municipal Series Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Merrill Lynch Limited Maturity Municipal Bond Funds for Arizona, California, Florida, Massachusetts, Michigan, New Jersey, New York, and Pennsylvania of the Merrill Lynch Multi-State Limited Maturity Municipal Series Trust (the "Trust") as of July 31, 1995, the related statement of operations for the year ended and statements of changes in net assets and the financial highlights for the year then ended and for the period November 26, 1993 (commencement of operations) to July 31, 1994. These financial statements and the financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at July 31, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Merrill Lynch Limited Maturity Municipal Bond Funds for Arizona, California, Florida, Massachusetts, Michigan, New Jersey, New York, and Pennsylvania of the Merrill Lynch Multi-State Limited Maturity Municipal Series Trust as of July 31, 1995, the results of their operations, the changes in their net assets, and the financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

Deloitte & Touche LLP
Princeton, New Jersey

September 7, 1995

SCHEDULE OF INVESTMENTS                                                                                              (in Thousands)
                   Arizona Limited Maturity Municipal Bond Fund

                   S&P       Moody's    Face                                                                                Value
STATE              Ratings   Ratings   Amount    Issue                                                                    (Note 1a)
Arizona--96.8%     NR*       Aa        $   300   Arizona Educational Loan Marketing Corp., Educational Loan Revenue
                                                 Bonds, AMT, Senior Series, 5.875% due 9/01/2000                           $   309
                   A1+       VMIG1++       200   Arizona Health Facilities Authority Revenue Bonds (Arizona Voluntary
                                                 Hospital Federation), VRDN, Series B, 3.85% due 10/01/2015 (a) (c)            200
                   AAA       Aaa           280   Arizona State Transportation Board, Excise Tax Revenue Bonds (Maricopa
                                                 County Regional Area Road), Series A, 5.75% due 7/01/2004 (b)                 298
                   AA-       A1            350   Central Arizona Water Conservation District, Contract Revenue Bonds
                                                 (Central Arizona Project), Series B, 6.50% due 5/01/2001 (e)                  389
                   A1+       NR*           300   Chandler, Arizona, IDA, M/F Housing Revenue Refunding Bonds (Southpark
                                                 Apartments Project), VRDN, 3.90% due 12/01/2002 (a)                           300
                   A1+       VMIG1++       300   Maricopa County, Arizona, IDA, Hospital Facilities Revenue Bonds
                                                 (Samaritan Health Service Hospital), VRDN, Series B-2, 3.90%
                                                 due 12/01/2008 (a) (d)                                                        300
                   NR*       VMIG1++       300   Maricopa County, Arizona, Pollution Control Corporation, PCR
                                                 (El Paso Electric Co.--Palo Verde Project), VRDN, Series E, 4.35%
                                                 due 12/01/2014 (a)                                                            300
                   A1+       P1            200   Maricopa County, Arizona, Pollution Control Corporation, PCR, Refunding
                                                 (Arizona Public Service Co.), VRDN, Series B, 3.85% due 5/01/2029 (a)         200
                                                 Phoenix, Arizona, Airport Revenue Refunding Bonds, AMT, Series C (d):
                   AAA       Aaa           465     5.60% due 7/01/2002                                                         488
                   AAA       Aaa           480     5.70% due 7/01/2003                                                         506
                   A1+       NR*           300   Phoenix, Arizona, IDA, M/F Housing Revenue Refunding Bonds (Lynwood
                                                 Apartments Project), VRDN, 3.90% due 10/01/2025 (a)                           300
                   AA+       Aa          1,000   Phoenix, Arizona, Revenue Refunding Bonds, UT, Series C, 6.375%
                                                 due 7/01/2002                                                               1,099
                   AAA       Aaa           475   Pima County, Arizona, Sewer Revenue Bonds, 6.20% due 7/01/2002 (b) (e)        521
                   A1        NR*           300   Tucson, Arizona, IDA, M/F Revenue Refunding Bonds (Lincoln Garden
                                                 Project), VRDN, 3.90% due 2/01/2006 (a)                                       300
                   AAA       Aaa           250   Tucson, Arizona, Revenue Refunding Bonds, 5.10% due 7/01/1999 (c)             257
                   NR*       VMIG1++       300   Yavapai County, Arizona, IDA, IDR, Refunding (Kachina Pointe Project),
                                                 VRDN, 3.75% due 1/01/2009 (a)                                                 300


                   Total Investments (Cost--$5,877)--96.8%                                                                   6,067
                   Other Assets Less Liabilities--3.2%                                                                         198
                                                                                                                           -------
                   Net Assets--100.0%                                                                                      $ 6,265
                                                                                                                           =======

                   (a)The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at July 31, 1995.
                   (b)AMBAC Insured.
                   (c)FGIC Insured.
                   (d)MBIA Insured.
                   (e)Prerefunded.
                     *Not Rated.
                    ++Highest short-term rating by Moody's Investors Service, Inc.
                   Ratings of issues shown have not been audited by Deloitte & Touche LLP.

                   See Notes to Financial Statements.



                   California Limited Maturity Municipal Bond Fund

                   S&P       Moody's    Face                                                                                Value
STATE              Ratings   Ratings   Amount    Issue                                                                    (Note 1a)
California--97.2%  NR*       A         $   685   California Educational Facilities Authority Revenue Refunding Bonds
                                                 (Saint Mary's College), 4.90% due 10/01/2003                              $   674
                                                 California Health Facilities Financing Authority Revenue Bonds, Series A:
                   AAA       Aaa           500     Refunding (Catholic Healthcare West), 5.30% due 7/01/2003 (d)               510
                   A1+       VMIG1++       180     Refunding (Saint Joseph Health System), VRDN, 3.75% due 7/01/2013 (a)       180
                   A1+       VMIG1++       200     (Sutter Health), VRDN, 3.75% due 3/01/2020 (a)                              200
                   AAA       Aaa           600   California, HFA, Revenue Refunding Bonds, AMT, Series K, 5% due 2/01/2001     595
                                                 California Pollution Control Financing Authority, PCR, Refunding,

                                                 VRDN (a):
                   A1+       P1            200     (Exxon Project), 3.75% due 8/01/1995                                        200

SCHEDULE OF INVESTMENTS                                                                                              (in Thousands)
                   Arizona Limited Maturity Municipal Bond Fund

                   S&P       Moody's    Face                                                                                Value
STATE              Ratings   Ratings   Amount    Issue                                                                    (Note 1a)
                   A1+       VMIG1++       200     (Shell Oil Company Project), Series B, 3.80% due 10/01/2011                 200
                                                 California Pollution Control Financing Authority, Resource Recovery
                                                 Revenue Bonds, VRDN, AMT (a):
                   A1        VMIG1++       400     (Atlantic Richfield Company Project), Series A, 4% due 8/01/1995            400
                   NR*       P1            300     (Delano Project), 4% due 8/01/2019                                          300
                   NR*       P1            200     Refunding (Ultra Power Malaga Project), Series A, 3.95% due 8/01/1995       200
                   NR*       P1            100     Refunding (Ultra Power Malaga Project), Series B, 4.35% due 8/01/1995       100
                   NR*       P1            200     Refunding (Ultra Power Rocklin Project), Series A, 4.05% due 6/01/2017      200

                   A1+       VMIG1++       100   California Pollution Control Financing Authority, Solid Waste Disposal
                                                 Revenue Bonds (Shell Oil Co.--Martinez Project), VRDN, AMT, Series A,
                                                 3.95% due 10/01/2024 (a)                                                      100
                                                 California State, GO, UT:
                   A         A1            750     6.75% due 10/01/2003                                                        836
                   AAA       Aaa           750     6.35% due 11/01/2004 (b)                                                    818
                   AAA       Aaa           600   California State Public Works Board, Lease Revenue Bonds (Department of
                                                 Corrections--State Prison/Central California Women's Facility, Madera
                                                 County), Series A, 7% due 9/01/2000 (e)                                       681
                   SP1       MIG1++      1,000   California State, RAW, Series C, 5.75% due 4/25/1996                        1,014
                   AAA       Aaa           500   California Statewide Community Development Authority, Lease Revenue
                                                 Refunding Bonds (Oakland Convention Center Project), 5.70%
                                                 due 10/01/2002 (d)                                                            524
                   A+        NR*           700   East Bay, California, Municipal Utility District, Water System Revenue
                                                 Bonds, 7.40% due 6/01/2000 (e)                                                799
                   AAA       Aaa           200   Los Angeles, California, Department of Airports, Revenue Refunding Bonds,
                                                 Series A, 6% due 5/15/2005 (b)                                                212
                   AA        Aa            650   Los Angeles, California, Department of Water and Power, Electric Plant
                                                 Revenue Bonds, 6% due 4/01/2002                                               689
                                                 Los Angeles, California, Harbor Department Revenue Bonds, AMT, Series B:
                   AA        Aa            275     6% due 8/01/2000                                                            288
                   AA        Aa            295     6% due 8/01/2001                                                            310
                   AA        Aa            500     6% due 8/01/2004                                                            524
                                                 Los Angeles County, California, Metropolitan Transportation Authority,
                                                 Sales Tax Revenue Bonds (Proposition C--Second Senior):
                   A1+       VMIG1++     1,000     Refunding, VRDN, Series A, 3.70% due 7/01/2020 (a) (c)                    1,000
                   AAA       Aaa           400     Series B, 8% due 7/01/2003 (d)                                              480
                   AA-       Aa1         1,000   Los Angeles County, California, Public Works Financing Authority Revenue
                                                 Refunding Bonds (Capital Construction), 4.80% due 3/01/2004                   964
                   A1+       NR*           400   Moor Park, California, M/F Mortgage Revenue Refunding Bonds (Le Club
                                                 Apartments Project), VRDN, Series A, 3.80% due 11/01/2015 (a)                 400
                   AAA       Aaa           700   San Francisco, California, City and County Sewer Revenue Bonds, Series A,
                                                 5.375% due 10/01/1999 (b)                                                     726
                   AAA       Aaa           500   Santa Clara County, California, Financing Authority Lease Revenue Bonds
                                                 (VMC Facility Replacement Project), Series A, 5.80% due 11/15/2000 (d)        528
                   AAA       Aaa           500   University of California, Revenue Refunding Bonds (Multi-Purpose Projects),
                                                 Series C, 10% due 9/01/2001 (d)                                               638


Puerto Rico--1.3%  A1+       VMIG1++       200   Puerto Rico Commonwealth, Government Development Bank, Revenue Refunding
                                                 Bonds, VRDN, 3.45% due 12/01/2015 (a)                                         200


                   Total Investments (Cost--$15,034)--98.5%                                                                 15,490
                   Other Assets Less Liabilities--1.5%                                                                         234
                                                                                                                           -------
                   Net Assets--100.0%                                                                                      $15,724
                                                                                                                           =======


                (a)The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at July 31, 1995.
                (b)FGIC Insured.
                (c)MBIA Insured.
                (d)AMBAC Insured.
                (e)Prerefunded.
                  *Not Rated.
                 ++Highest short-term rating by Moody's Investors Service, Inc.
                   Ratings of issues shown have not been audited by Deloitte & Touche LLP.


Portfolio
Abbreviation:

To simplify the listings of Merrill
Lynch Multi-State Limited Maturity
Municipal Series Trust's portfolio
holdings in the Schedule of
Investments, we have abbreviated
the names of many of the securities
according to the list at right.

ACES SM   Adjustable Convertible Extendable Securities
AMT       Alternative Minimum Tax (subject to)
COP       Certificates of Participation
DATES     Daily Adjustable Tax-Exempt Securities
EDA       Economic Development Authority
GO        General Obligation Bonds
HFA       Housing Finance Agency
IDA       Industrial Development Authority

IDR       Industrial Development Revenue Bonds
M/F       Multi-Family
PCR       Pollution Control Revenue Bonds
RAW       Revenue Anticipation Warrants
UPDATES   Unit Price Demand Adjustable
          Tax-Exempt Securities
UT        Unlimited Tax
VRDN      Variable Rate Demand Notes

                   See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (continued)                                                                                  (in Thousands)
                   Florida Limited Maturity Municipal Bond Fund

                   S&P       Moody's    Face                                                                                Value
STATE              Ratings   Ratings   Amount    Issue                                                                    (Note 1a)
Florida--91.3%     NR*       VMIG1++   $ 1,400   Atlantic Beach, Florida, Revenue Refunding and Improvement Bonds (Fleet
                                                 Landing), VRDN, Series B, 4.05% due 10/01/2024 (a)                        $ 1,400
                   AAA       Aaa         1,000   Broward County, Florida, School District Revenue Bonds, UT, 7.125%
                                                 due 2/15/1999 (f)                                                           1,111
                   AAA       Aaa         1,300   Cape Coral, Florida, Water and Sewer Revenue Refunding Bonds, UT,
                                                 5.25% due 1/01/2004 (c)                                                     1,333
                                                 Dade County, Florida, Aviation Revenue Refunding Bonds, Series A (b):
                   AAA       Aaa           500     5.60% due 10/01/2004                                                        524
                   AAA       Aaa         1,000     AMT, 5.25% due 10/01/1997                                                 1,022
                   AA-       VMIG1++       100   Dade County, Florida, IDA, Exempt Facilities Revenue Refunding Bonds
                                                 (Florida Power and Light Co.), VRDN, 3.85% due 6/01/2021 (a)                  100
                                                 Dade County, Florida, Solid Waste Authority, IDR (Montenay-Dade
                                                 Limited Project), VRDN (a):
                   A1        VMIG1++       280     AMT, 4.05% due 12/01/2010                                                   280
                   A1        VMIG1++       800     Series A, 4.05% due 12/01/2013                                              800
                   A1        VMIG1++       400   Dade County, Florida, Water and Sewer System Revenue Bonds, VRDN, 3.80%
                                                 due 10/05/2022 (a) (c)                                                        400
                   AAA       Aaa         1,185   Dunedin, Florida, Hospital Revenue Bonds (Mease Health Care), 6.75%
                                                 due 11/15/2001 (d) (f)                                                      1,348
                                                 Florida State Board of Education, Capital Outlay, Public Education
                                                 Revenue Refunding Bonds:
                   AA        Aa            850     5.50% due 6/01/2001                                                         890
                   AAA       Aaa         1,000     Series A, 7.25% due 6/01/2000 (f)                                         1,140
                   AA        Aa          1,000     Series A, 5% due 6/01/2004                                                1,007

                                                 Florida State Division, Board of Finance Department, General Services
                                                 Revenue Bonds (Department of Natural Resources):
                   AAA       Aaa         1,730     Refunding, Series A, 6.30% due 7/01/2004 (d)                              1,867
                   AAA       Aaa         1,000     Series 2000-A, 5.75% due 7/01/2000 (d)                                    1,057
                   AAA       Aaa         1,900     Series 2000-A, 6.40% due 7/01/2002 (b)                                    2,091
                                                 Hillsborough County, Florida, IDA, PCR, Refunding (Tampa Electric
                                                 Company Project), VRDN (a):
                   A1+       VMIG1++       300     3.75% due 5/15/2018                                                         300
                   AA        VMIG1++       800     3.90% due 9/01/2025                                                         800
                   AA        Aa1         1,000   Jacksonville, Florida, Electric Authority, Special Obligation Revenue
                                                 Bonds (Saint John's River), 4th Series, 6.65% due 10/01/2002                1,090
                   AA        Aa1         1,000   Jacksonville, Florida, Electric Authority, Special Obligation Revenue
                                                 Refunding Bonds (Saint John's River--2), Series 6-B, 6.50% due
                                                 10/01/2001                                                                  1,089
                   AAA       Aaa           750   Lake County, Florida, Sales Tax Revenue Bonds, 7.70% due
                                                 12/01/1995 (c) (f)                                                            775
                   AA-       Aa            800   Lakeland, Florida, Electric and Water Revenue Bonds, 6.70%
                                                 due 10/01/1999                                                                868
                   A1+       VMIG1++     1,100   Martin County, Florida, PCR, Refunding (Florida Power and Light Company
                                                 Project), VRDN, 3.85% due 9/01/2024 (a)                                     1,100
                   AAA       Aaa         1,300   North Miami, Florida, Health Facilities Authority, Health Facility
                                                 Revenue Bonds (Bon Secours Health System Project), 6% due 8/15/2027 (e)     1,429
                   AAA       Aaa         1,000   Palm Bay, Florida, Utility Revenue Bonds (Palm Bay Utility Corp.
                                                 Project), Series B, 6.20% due 10/01/2002 (d) (f)                            1,112
                                                 Palm Beach County, Florida, GO, UT:
                   AA        Aa            500     5.60% due 12/01/2001                                                        530
                   AA        Aa            250     5.70% due 12/01/2002                                                        267
                   NR*       Baa1        1,440   Pembroke Pines, Florida, Special Assessment No. 94-1, 4.80% due
                                                 11/01/1998                                                                  1,436
                   A1        VMIG1++       200   Pinellas County, Florida, Health Facilities Authority, Revenue Refunding
                                                 Bonds (Pooled Hospital Loan Program), DATES, 3.85% due 12/01/2015 (a)         200
                   A1+       VMIG1++       100   Putnam County, Florida, Development Authority, PCR, Refunding (Florida
                                                 Power and Light Company Project), VRDN, 3.80% due 9/01/2024 (a)               100
                   AAA       Aaa         1,335   Saint Lucie County, Florida, School Board, COP, Series A, 7.25% due
                                                 7/01/2000 (b) (f)                                                           1,525
                   A1        VMIG1++     1,400   Volusia County, Florida, Health Facilities Authority Revenue Bonds
                                                 (Pooled Hospital Loan Program), VRDN, ACES, 3.80% due 11/01/2015 (a) (c)    1,400


Puerto Rico--8.0%  A         Baa1          500   Puerto Rico Commonwealth, GO, UT, 5.55% due 7/01/2001                         514
                   AAA       NR*         1,000   Puerto Rico Commonwealth, Highway and Transportation Authority, Highway
                                                 Revenue Refunding Bonds, Series T, 6.50% due 7/01/2002 (f)                  1,124

SCHEDULE OF INVESTMENTS (continued)                                                                                  (in Thousands)
                   Florida Limited Maturity Municipal Bond Fund

                   S&P       Moody's    Face                                                                                Value
STATE              Ratings   Ratings   Amount    Issue                                                                    (Note 1a)
                   A         Baa1        1,000   Puerto Rico Commonwealth, Refunding, Series I, 5.30% due 7/01/2004            999


                   Total Investments (Cost--$32,256)--99.3%                                                                 33,028
                   Other Assets Less Liabilities--0.7%                                                                         245
                                                                                                                           -------
                   Net Assets--100.0%                                                                                      $33,273
                                                                                                                           =======


                   (a)The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at July 31, 1995.
                   (b)AMBAC Insured.
                   (c)FGIC Insured.
                   (d)MBIA Insured.
                   (e)FSA Insured.
                   (f)Prerefunded.
                     *Not Rated.
                    ++Highest short-term rating by Moody's Investors Service, Inc.
                   Ratings of issues shown have not been audited by Deloitte & Touche LLP.

                   See Notes to Financial Statements.


                   Massachusetts Limited Maturity Municipal Bond Fund

                   S&P       Moody's    Face                                                                                Value
STATE              Ratings   Ratings   Amount    Issue                                                                    (Note 1a)
Massachusetts--    NR*       A1        $   400   Boston, Massachusetts, Economic Development and Industrial Corp.,
93.9%                                            Public Parking Facility, Series 1990, 5% due 7/01/2000                    $   401
                   AAA       Aaa           400   Boston, Massachusetts, Revenue Refunding Bonds, UT, Series A, 5.20%
                                                 due 2/01/2004 (c)                                                             406
                   A1+       VMIG1++       300   Boston, Massachusetts, Water and Sewer Commission, General Revenue Bonds,
                                                 VRDN, Series A, 3.75% due 11/01/2024 (a)                                      300
                   AAA       Aaa           300   Chelsea, Massachusetts, School Project Loan Act of 1948, UT, 6% due
                                                 6/15/2002 (c)                                                                 321
                   AAA       Aaa           400   Lynn, Massachusetts, Water and Sewer Commission, Revenue Refunding Bonds,
                                                 4.95% due 12/01/2002 (e)                                                      402
                   AAA       Aaa           250   Massachusetts Educational Loan Authority Revenue Refunding Bonds, AMT,
                                                 Issue E, Series B, 5.50% due 7/01/2001 (c)                                    253
                   BBB+      A             500   Massachusetts Municipal Wholesale Electric Company, Power Supply System
                                                 Revenue Refunding Bonds, Series B, 6.375% due 7/01/2001                       529
                   A         A1            500   Massachusetts State Convention Center Authority Refunding Bonds (Hynes
                                                 Convention Center), 5.20% due 9/01/1995                                       501
                   A+        A1            750   Massachusetts State, GO, Refunding, Series B, 6.25% due 8/01/2001             809
                                                 Massachusetts State Health and Educational Facilities Authority
                                                 Revenue Bonds:
                   A1+       VMIG1++       400     (Capital Asset Program), VRDN, Series C, 4% due 7/01/2005 (a) (b)           400
                   A1+       VMIG1++       400     (Harvard University), VRDN, Series I, 3.50% due 7/01/2005 (a)               400
                   NR*       A1            350     (New England Medical Centers), Series E, 7.875% due 7/01/1998 (d)           390
                   AAA       Aaa           400     Refunding (Baystate Medical Center), Series D, 4.60% due 7/01/2002 (e)      391
                   AAA       Aaa           540   Massachusetts State HFA, Housing Revenue Refunding Bonds (Insured--
                                                 Rental), AMT, Series A, 5.90% due 7/01/2003 (c)                               558
                                                 Massachusetts State Industrial Finance Agency, Revenue Bonds:
                   AAA       Aaa           320     (Babson College), Series A, 5.40% due 10/01/2003 (b)                        331
                   NR*       P3            400     (Saint Mark's School--Southborough), 5.25% due 1/09/1996                    403
                   AA        A1            400   Massachusetts State Special Obligation Revenue Bonds (Highway Improvement
                                                 Loan), Series A, 5.90% due 6/01/2001                                          423
                   A1        VMIG1++       200   Massachusetts State, UPDATES, Series B, 3.75% due 12/01/1997 (a)              200
                   AAA       Aaa           500   Massachusetts State, Water Resource Authority, Series A, 6.75% due
                                                 7/15/2002 (d) (e)                                                             568
                   NR*       A1            500   New England Educational Loan Marketing Corp., Massachusetts, Student Loan
                                                 Revenue Refunding Bonds, AMT, Sub-Issue F, 6.60% due 9/01/2002                533
                   NR*       NR*           390   South Hadley, Massachusetts, Industrial Revenue Bonds (South Hadley
                                                 Health Care), AMT, Series A, 5% due 12/01/1996                                390
                   NR*       Aaa           400   Wellesley, Massachusetts, Municipal Purpose Bonds, 4.10% due 6/15/1998        401


Puerto Rico--4.0%  A         Baa1          390   Puerto Rico Commonwealth, GO, UT, 5.55% due 7/01/2001                         401


                   Total Investments (Cost--$9,519)--97.9%                                                                   9,711
                   Other Assets Less Liabilities--2.1%                                                                         207
                                                                                                                           -------
                   Net Assets--100.0%                                                                                      $ 9,918
                                                                                                                           =======

                   (a)The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at July 31, 1995.
                   (b)MBIA Insured.
                   (c)AMBAC Insured.
                   (d)Prerefunded.
                   (e)FGIC Insured.
                     *Not Rated.
                    ++Highest short-term rating by Moody's Investors Service, Inc.
                   Ratings of issues shown have not been audited by Deloitte & Touche LLP.

                   See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (continued)                                                                                  (in Thousands)
                   Michigan Limited Maturity Municipal Bond Fund

                   S&P       Moody's    Face                                                                                Value
STATE              Ratings   Ratings   Amount    Issue                                                                    (Note 1a)
Michigan--87.7%    A1+       VMIG1++   $   200   Bruce Township, Michigan, Hospital Finance Authority, Health Care
                                                 System Revenue Bonds (Sisters Charity-Saint Joseph's), VRDN, Series A,
                                                 3.80% due 5/01/2018 (a) (d)                                               $   200
                   AAA       Aaa           250   Dearborn, Michigan, Economic Development Corp., Hospital Revenue Bonds
                                                 (Oakwood Obligated Group), Series A, 6.95% due 8/15/2001 (d) (e)              285
                   AAA       Aaa           200   Detroit, Michigan, Distributable State Aid, Refunding Bonds, UT, 5.70%
                                                 due 5/01/2001 (b)                                                             209
                   AAA       Aaa           250   Detroit, Michigan, Water Supply System, Revenue Refunding Bonds, 6.20%
                                                 due 7/01/2004 (c)                                                             271
                   A1+       VMIG1++       200   Michigan Higher Education Student Loan Authority, Revenue Refunding
                                                 Bonds, VRDN, AMT, Series XII-B, 3.90% due 10/01/2013 (a) (b)                  200
                   AAA       Aaa           200   Michigan Municipal Bond Authority Revenue Bonds (Local Government Loan
                                                 Program), Series C, 5.50% due 5/01/2003 (d)                                   207
                   AA        Aa            200   Michigan Municipal Bond Authority Revenue Bonds (State Revolving Fund),
                                                 7% due 10/01/2004                                                             228
                   AA        A1            500   Michigan Municipal Bond Authority Revenue Refunding Bonds (Local
                                                 Government--Qualified School), Series A, 6% due 5/01/2001                     530
                   AA-       A1            200   Michigan State Building Authority, Revenue Refunding Bonds, Series I,
                                                 6.40% due 10/01/2004                                                          217
                   AA-       A1            200   Michigan State Comprehensive Transportation, Revenue Refunding Bonds,
                                                 Series B, 5.625% due 5/15/2003                                                210
                   AAA       Aaa           175   Michigan State Hospital Finance Authority Revenue Bonds (Henry Ford
                                                 Hospital), Series B, 9% due 5/01/2004 (f)                                     215
                   NR*       VMIG1++       200   Michigan State Housing Development Authority, Limited Obligation Revenue
                                                 Bonds (Laurel Valley), VRDN, 3.90% due 12/01/2007 (a)                         200
                   AA        Aa            200   Michigan State Recreation Program, GO, 6% due 11/01/2004                      216
                   AAA       Aaa           150   Michigan State South Central Power Agency, Power Supply System Revenue
                                                 Refunding Bonds, 7% due 11/01/1996 (b) (e)                                    159
                   A1        VMIG1++       200   Michigan State Strategic Fund, Limited Obligation Revenue Bonds (United
                                                 Waste System, Inc.  Project), 4% due 4/01/2010                                200
                   NR*       VMIG1++       200   Michigan State Strategic Fund, Solid Waste Disposal Revenue Bonds
                                                 (Grayling Generating Project), VRDN, AMT, 3.95% due 1/01/2014 (a)             200
                   AA-       A1            100   Michigan State Trunk Line, GO, Series A, 5.75% due 10/01/2004                 105
                   NR*       P1            200   Monroe County, Michigan, Economic Development Corp., Limited Obligation
                                                 Revenue Refunding Bonds (Detroit Edison Co.), VRDN, Series CC, 3.80%
                                                 due 10/01/2024 (a)                                                            200
                   AAA       Aaa           100   Reeths-Puffer Schools, Michigan, Refunding, GO, UT, Series Q, 6.75%
                                                 due 5/01/1999 (c)                                                             108
                   AA        Aa            250   Royal Oak, Michigan, Hospital Finance Authority, Hospital Revenue
                                                 Refunding Bonds (William Beaumont Hospital), Series A, 7.75%
                                                 due 1/01/2003                                                                 269


Puerto Rico--9.3%  A         Baa1          265   Puerto Rico Commonwealth, GO, UT, 5.55% due 7/01/2001                         272
                   A1+       VMIG1++       200   Puerto Rico Commonwealth, Government Development Bank, Revenue
                                                 Refunding Bonds, VRDN, 3.45% due 12/01/2015 (a)                               200


                   Total Investments (Cost--$4,752)--97.0%                                                                   4,901
                   Other Assets Less Liabilities--3.0%                                                                         151
                                                                                                                           -------
                   Net Assets--100.0%                                                                                      $ 5,052
                                                                                                                           =======

                   (a)The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at July 31, 1995.
                   (b)AMBAC Insured.
                   (c)FGIC Insured.
                   (d)MBIA Insured.
                   (e)Prerefunded.
                   (f)Escrowed to maturity.
                     *Not Rated.
                    ++Highest short-term rating by Moody's Investors Service, Inc.
                   Ratings of issues shown have not been audited by Deloitte & Touche LLP.

                   See Notes to Financial Statements.

                   New Jersey Limited Maturity Municipal Bond Fund

                   S&P       Moody's    Face                                                                                Value
STATE              Ratings   Ratings   Amount    Issue                                                                    (Note 1a)
New Jersey--96.7%  NR*       Aaa       $   600   Bergen County, New Jersey, General Improvement Bonds, GO, UT, 4.70%
                                                 due 7/15/2002                                                             $   603
                   AAA       Aaa           600   Elizabeth, New Jersey, General Improvement and Sewer Utility Refunding
                                                 Bonds, GO, UT, 6% due 8/15/2004 (b)                                           643
                   NR*       VMIG1++       400   Essex County, New Jersey, Improvement Authority Revenue Bonds (Pooled
                                                 Governmental Loan Program), ACES, 3.65% due 7/01/2026 (a)                     400
                   SP1+      VMIG1++       400   Mercer County, New Jersey, Improvement Authority Revenue Bonds, VRDN,
                                                 3.45% due 11/01/1998 (a)                                                      400
                   AA        Aa1           400   Monmouth County, New Jersey, General Improvement Bonds, GO, UT, 6.625%
                                                 due 8/01/2000                                                                 431
                   NR*       VMIG1++       200   New Jersey, EDA, Dock Facility Revenue Refunding Bonds (Bayonne
                                                 International Matex Tank Terminal Project), VRDN, Series A, 3.75%
                                                 due 12/01/2027 (a)                                                            200
                                                 New Jersey, EDA, Economic Development Revenue Bonds, VRDN (a):
                   NR*       Aa1           400     (400 International Drive Partners), 3.45% due 4/01/2019                     400
                   A1        VMIG1++       300     (Dac Realty Corporation), AMT, Series A, 3.70% due 7/01/2006                300
                   A1        NR*           400   New Jersey, EDA, Industrial and Economic Development Revenue Bonds
                                                 (Toys 'R' Us, Inc.  Project), VRDN, 3.95% due 9/01/2005 (a)                   400
                   AAA       Aaa         1,000   New Jersey, EDA, Market Transition Facility Revenue Bonds, Senior Lien,
                                                 Series A, 7% due 7/01/2004 (c)                                              1,150
                   AAA       Aaa           400   New Jersey Health Care Facilities Financing Authority Revenue Bonds
                                                 (Carrier Foundation), VRDN, Series C, 3.60% due 7/01/2005 (a) (d)             400
                   A1        VMIG1++       400   New Jersey Sports and Exposition Authority Revenue Bonds (State
                                                 Contract), VRDN, Series C, 3.70% due 9/01/2024 (a) (c)                        400
                   A+        Aa          1,000   New Jersey State Transportation Trust Fund Authority, Transportation
                                                 System Revenue Bonds, Series A, 6% due 6/15/2000 (e)                        1,065
                   A         A             400   New Jersey State Turnpike Authority, Turnpike Revenue Bonds, Series A,
                                                 5.70% due 1/01/2001                                                           417
                   AA        Aa            400   North Brunswick Township, New Jersey, Board of Education, Refunding
                                                 Bonds, GO, UT, 6.25% due 2/01/2004                                            437
                   NR*       Aa            400   Ocean County, New Jersey, Utilities Authority, Wastewater Revenue Bonds,
                                                 UT, Series A, 6.125% due 1/01/2003                                            432
                   AAA       Aaa         1,310   Port Authority of New York and New Jersey, Consolidated Refunding Bonds,
                                                 AMT, UT, 97th Series, 7.10% due 7/15/2004 (d)                               1,506
                   A1+       VMIG1++       200   Port Authority of New York and New Jersey, Special Obligation Revenue
                                                 Bonds (Versatile Structure Obligation), VRDN, Series 2, 3.55% due
                                                 5/01/2019 (a)                                                                 200
                   A1+       P1            300   Union County, New Jersey, Industrial Pollution Control Financing
                                                 Authority, PCR, Refunding (Exxon Project), VRDN, 3.95% due
                                                 7/01/2033 (a)                                                                 300


                   Total Investments (Cost--$9,751)--96.7%                                                                  10,084
                   Other Assets Less Liabilities--3.3%                                                                         348
                                                                                                                           -------
                   Net Assets--100.0%                                                                                      $10,432
                                                                                                                           =======


                   (a)The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at
                      July 31, 1995.
                   (b)AMBAC Insured.
                   (c)MBIA Insured.
                   (d)FGIC Insured.
                   (e)Escrowed to maturity.
                     *Not Rated.
                    ++Highest short-term rating by Moody's Investors Service, Inc.
                   Ratings of issues shown have not been audited by Deloitte & Touche LLP.

                   See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (concluded)                                                                                  (in Thousands)

                   New York Limited Maturity Municipal Bond Fund

                   S&P       Moody's    Face                                                                                Value
STATE              Ratings   Ratings   Amount    Issue                                                                    (Note 1a)
New Jersey--4.4%   A1+       VMIG1++   $   700   Port Authority of New York and New Jersey, Special Obligation Revenue
                                                 Bonds (Versatile Structure Obligation), VRDN, Series 1, 4% due
                                                 8/01/2028 (a)                                                             $   700

New York--94.1%    AAA       Aaa           400   Nassau County, New York, General Improvement Bonds, UT, Series O,
                                                 5.625% due 8/01/2004 (c)                                                      422
                   AAA       Aaa           750   New York City, New York, IDA, Civic Facilities Revenue Bonds (USTA
                                                 National Tennis Center Project), 6% due 11/15/2003 (d)                        802
                   A1+       NR*           700   New York City, New York, IDA, IDR (Japan Airlines Company Ltd.
                                                 Project), VRDN, AMT, 3.90% due 11/01/2015 (a)                                 700
                   AA-       Aa            800   New York City, New York, Municipal Assistance Corporation Revenue
                                                 Bonds, Series 68, 7.10% due 7/01/2000                                         884
                                                 New York City, New York, Municipal Water Finance Authority, Water and
                                                 Sewer System Revenue Bonds, VRDN (a) (c):
                   A1+       VMIG1++       200     Series C, 3.90% due 6/15/2022                                               200
                   AAA       VMIG1++       500     Series G, 3.80% due 6/15/2024                                               500
                   BBB+      Baa1          610   New York City, New York, Refunding Bonds, UT, Series A, 6% due 8/01/2000      626
                                                 New York State Dormitory Authority Revenue Bonds:
                   AAA       Aaa           600     (College and University Educational Loan), AMT, 6.30% due
                                                   7/01/2002 (e)                                                               643
                   NR*       VMIG1++       500     (Oxford University Press Inc.), VRDN, 4.05% due 7/01/2023 (a)               500
                   NR*       VMIG1++       400   New York State Energy Research and Development Authority, Electric
                                                 Facilities Revenue Bonds (Long Island Lighting Co.), VRDN, Series B,
                                                 3.55% due 11/01/2023 (a)                                                      400
                                                 New York State Energy Research and Development Authority, PCR:
                   A1+       Aa1           600     (New York State Electric & Gas), 4.65% due 3/15/2015                        601
                   A1+       A2            500     (Niagara-Mohawk Power Corporation Project), VRDN, AMT, Series A, 4.40%
                                                   due 12/01/2023 (a)                                                          500
                   NR*       Aa2           100     (Niagara-Mohawk Power Corporation Project), VRDN, Series B, 3.80%
                                                   due 12/01/2025 (a)                                                          100
                   A-        Aa            600   New York State Environmental Facilities Corporation, PCR (State Water--
                                                 Revolving Fund), Series E, 5.60% due 6/15/1999                                624
                   A-        A             600   New York State Environmental Quality, GO, 6% due 12/01/2004                   642
                   NR*       VMIG1++       300   New York State Job Development Authority, State Guaranteed Special
                                                 Purpose Revenue Bonds, VRDN, AMT, Series A-1 thru A-25, 3.90%
                                                 due 3/01/2007 (a)                                                             300
                                                 New York State Local Government Assistance Corporation Revenue Bonds:
                   A         A             625     Series A, 7% due 4/01/2005                                                  694
                   AAA       Aaa           600     Series D, 7% due 4/01/2002 (b)                                              691

                                                 New York State Medical Care Facilities, Finance Agency Revenue Bonds,
                                                 Series A:
                   AAA       Aaa           725     (Mental Health Services Facilities), 7.75% due 2/15/2001 (b)                851
                   AAA       Aaa           500     (New York Hospital Mortgage), 6.20% due 2/15/2005 (f) (g)                   537
                   AA-       Aa            600   New York State Power Authority, Revenue Refunding and General Purpose
                                                 Bonds, Series CC, 4.375% due 1/01/2001                                        590
                   A-        A             600   New York State, Refunding Bonds, Series B, 5.10% due 8/15/1999                615
                   A2        VMIG1++       675   New York State Tax Exempt Revenue Bonds (Rochester Museum & Science),
                                                 5.60% due 12/01/2015                                                          689
                                           600   Niagara County, New York, IDA, Solid Waste Disposal, Revenue Bonds
                                                 (American Fuel Company), Series B, 4% due 8/08/1995                           600
                   A+        Aa            340   Triborough Bridge and Tunnel Authority, New York, Revenue Bonds,
                                                 Series R, 6.90% due 1/01/2000                                                 371
                   A+        Aa            985   Triborough Bridge and Tunnel Authority, New York, Revenue Refunding and
                                                 General Purpose Bonds, Series A, 4.60% due 1/01/2004                          949


                   Total Investments (Cost--$15,384)--98.5%                                                                 15,731
                   Other Assets Less Liabilities--1.5%                                                                         246
                                                                                                                           -------
                   Net Assets--100.0%                                                                                      $15,977
                                                                                                                           =======


                   (a)The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at July 31, 1995.
                   (b)Prerefunded.
                   (c)FGIC Insured.
                   (d)FSA Insured.
                   (e)MBIA Insured.
                   (f)AMBAC Insured.
                   (g)FHA Insured.
                     *Not Rated.
                    ++Highest short-term rating by Moody's Investors Service, Inc.
                   Ratings of issues shown have not been audited by Deloitte & Touche LLP.

                   See Notes to Financial Statements.


                   Pennsylvania Limited Maturity Municipal Bond Fund

                   S&P       Moody's    Face                                                                                Value
STATE              Ratings   Ratings   Amount    Issue                                                                    (Note 1a)
Pennsylvania--     NR*       A1        $   400   Allegheny County, Pennsylvania, IDA, Revenue Refunding Bonds (Commercial
83.9%                                            Development Parkway Center Project), VRDN, Series A, 4.05% due
                                                 5/01/2009 (d)                                                             $   400
                   AAA       Aaa           400   Beaver County, Pennsylvania, Hospital Authority, Revenue Refunding
                                                 Bonds (Beaver County Medical Center Inc.), 5.70% due 7/01/1999 (c)            417
                   A1+       P1            400   Beaver County, Pennsylvania, IDA, PCR, Refunding (Duquesne Light
                                                 Company Project-Mansfield), VRDN, Series B, 3.80% due 8/01/2009 (d)           400
                   A1+       P1            100   Delaware County, Pennsylvania, IDA, PCR (BP Oil Inc. Project), UPDATES,
                                                 4.10% due 12/01/2009 (d)                                                      100
                   AA        Aa            250   Delaware County, Pennsylvania, Refunding Bonds, GO, 4.80% due 10/01/2004      247
                   A1        NR*           200   Emmaus, Pennsylvania, General Authority Revenue Bonds, VRDN, Sub-Series
                                                 B-10, 3.85% due 3/01/2024 (d)                                                 200
                   A1+       Aaa           400   Lehigh County, Pennsylvania, Authority Water Revenue Bonds, VRDN, 3.75%
                                                 due 11/01/2004 (b) (d)                                                        400
                   NR*       VMIG1++       400   Pennsylvania Energy Development Authority, Energy Development Revenue
                                                 Bonds (B&W Ebensburg Project), VRDN, AMT, 3.90% due 12/01/2011 (d)            400
                   AA        Aa            275   Pennsylvania State Higher Educational Facilities Authority, College and
                                                 University Revenue Bonds (University of Pennsylvania), Series A, 4.70%
                                                 due 9/01/1997                                                                 279
                   A+        Aa            380   Pennsylvania State Higher Educational Facilities Authority, Revenue
                                                 Refunding Bonds (Thomas Jefferson University), Series A, 5.75% due
                                                 8/15/1998                                                                     395
                   AAA       Aaa           400   Pennsylvania State Revenue Refunding Bonds, UT, Series A, 6.60% due
                                                 1/01/2001 (c)                                                                 436
                   AA-       A1          1,385   Pennsylvania State University, Revenue Refunding Bonds, 5.85% due
                                                 3/01/2002                                                                   1,464
                                                 Philadelphia, Pennsylvania, Hospitals and Higher Education Facilities
                                                 Authority, Hospital Revenue Bonds:
                   NR*       Aaa         1,000     (Children's Hospital of Philadelphia Project), Series A, 6.50% due
                                                   2/15/2002 (e)                                                             1,116
                   A-        NR*           650     (Children's Seashore House), Series B, 7% due 8/15/2003                     701
                   AAA       Aaa           325   Washington County, Pennsylvania, Lease Authority, Municipal Facility
                                                 (Shadyside Hospital Project--Pool Capital), Series C, Sub-Series A,
                                                 7.45% due 6/15/2000 (a) (c) (e)                                               375


Puerto Rico--11.5% A-        Baa1        1,000   Puerto Rico Municipal Finance Agency, GO, UT, Series A, 5.80% due
                                                 7/01/2004                                                                   1,008


                   Total Investments (Cost--$8,190)--95.4%                                                                   8,338
                   Other Assets Less Liabilities--4.6%                                                                         403
                                                                                                                           -------
                   Net Assets--100.0%                                                                                      $ 8,741
                                                                                                                           =======

                   (a)Escrowed to maturity.
                   (b)FGIC Insured.
                   (c)AMBAC Insured.
                   (d)The interest rate is subject to change periodically based on prevailing market rates. The interest rate shown is the rate in effect at July 31, 1995.
                   (e)Prerefunded.
                     *Not Rated.
                    ++Highest short-term rating by Moody's Investors Service, Inc.
                   Ratings of issues shown have not been audited by Deloitte & Touche LLP.

                   See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
                                                                     Arizona        California        Florida         Massachusetts
                                                                     Limited         Limited          Limited            Limited
              As of July 31, 1995                                    Maturity        Maturity         Maturity           Maturity
Assets:       Investments, at value* (Note 1a)                     $  6,066,532    $ 15,489,950     $ 33,028,318      $  9,711,148
              Cash                                                       33,671          65,869          181,089            64,381
              Receivables:
                 Interest                                                36,068         207,211          319,262           109,402
                 Investment adviser (Note 2)                             34,111          41,529           17,074            40,794
                 Securities sold                                        109,625              --               --                --
                 Beneficial interest sold                                 4,995           3,696               --                --
              Deferred organization expenses (Note 1e)                   28,131          12,106           44,278            28,131
              Prepaid registration fees and other assets
              (Note 1e)                                                  16,970          13,267           15,341            16,414
                                                                   ------------    ------------     ------------      ------------
              Total assets                                            6,330,103      15,833,628       33,605,362         9,970,270
                                                                   ------------    ------------     ------------      ------------


Liabilities:  Payables:
                 Beneficial interest redeemed                                 3          61,439          259,481             3,547
                 Dividends to shareholders (Note 1f)                      4,742          11,996           26,396             7,405
                 Distributor (Note 2)                                     1,416           3,049            5,047             1,416
              Accrued expenses and other liabilities                     59,126          32,664           41,179            40,289
                                                                   ------------    ------------     ------------      ------------
              Total liabilities                                          65,287         109,148          332,103            52,657
                                                                   ------------    ------------     ------------      ------------


Net Assets:   Net assets                                           $  6,264,816    $ 15,724,480     $ 33,273,259      $  9,917,613
                                                                   ============    ============     ============      ============

Net Assets    Class A Shares of beneficial interest, $.10 par
Consist of:   value, unlimited number of shares authorized         $     10,369    $     35,297     $     98,338      $     44,698
              Class B Shares of beneficial interest, $.10 par
              value, unlimited number of shares authorized               51,070         103,724          161,876            48,175
              Class C Shares of beneficial interest, $.10 par
              value, unlimited number of shares authorized                   11             643               11             4,143
              Class D Shares of beneficial interest, $.10 par
              value, unlimited number of shares authorized                  183          17,726           72,020             2,537
              Paid-in capital in excess of par                        6,084,212      15,626,794       33,047,393         9,995,949
              Accumulated realized capital losses on
              investments--net (Note 5)                                 (70,746)       (515,218)        (878,316)         (370,477)
              Unrealized appreciation on investments--net               189,717         455,514          771,937           192,588
                                                                   ------------    ------------     ------------      ------------
              Net assets                                           $  6,264,816    $ 15,724,480     $ 33,273,259      $  9,917,613
                                                                   ============    ============     ============      ============


Net Asset     Class A: Net assets                                  $  1,054,046    $  3,526,712     $  9,849,207      $  4,452,799
Value:                                                             ============    ============     ============      ============
                       Shares of beneficial interest outstanding        103,693         352,970          983,379           446,975
                                                                   ============    ============     ============      ============
                       Net asset value and redemption price
                       per share                                   $      10.17    $       9.99     $      10.02      $       9.96
                                                                   ============    ============     ============      ============
              Class B: Net assets                                  $  5,191,042    $ 10,362,511     $ 16,212,708      $  4,799,691
                                                                   ============    ============     ============      ============
                       Shares of beneficial interest outstanding        510,697       1,037,238        1,618,761           481,748
                                                                   ============    ============     ============      ============
                       Net asset value and redemption price
                       per share                                   $      10.16    $       9.99     $      10.02      $       9.96
                                                                   ============    ============     ============      ============
              Class C: Net assets                                  $      1,149    $     64,309     $      1,131      $    412,541
                                                                   ============    ============     ============      ============
                       Shares of beneficial interest
                       outstanding                                          113           6,437              113            41,429
                                                                   ============    ============     ============      ============
                       Net asset value and redemption price
                       per share                                   $      10.17    $       9.99     $      10.01      $       9.96
                                                                   ============    ============     ============      ============
              Class D: Net assets                                  $     18,579    $  1,770,948     $  7,210,213      $    252,582
                                                                   ============    ============     ============      ============
                       Shares of beneficial interest
                       outstanding                                        1,827         177,258          720,201            25,369
                                                                   ============    ============     ============      ============
                       Net asset value and redemption
                       price per share                             $      10.17    $       9.99     $      10.01      $       9.96
                                                                   ============    ============     ============      ============


             *Identified cost                                      $  5,876,815    $ 15,034,436     $ 32,256,381      $  9,518,560
                                                                   ============    ============     ============      ============

                                                                      Michigan       New Jersey       New York        Pennsylvania
                                                                      Limited         Limited          Limited           Limited
              As of July 31, 1995                                     Maturity        Maturity         Maturity          Maturity
Assets:       Investments, at value* (Note 1a)                     $  4,900,531    $ 10,084,223     $ 15,731,264      $  8,337,811
              Cash                                                       62,265         388,350               --            74,363
              Receivables:
                 Securities sold                                             --              --               --           458,482
                 Interest                                                52,867          86,730          180,035           119,266
                 Investment adviser (Note 2)                             27,731          34,889           32,907            33,704
                 Beneficial interest sold                                    --              --               --             3,766
              Deferred organization expenses (Note 1e)                    5,792          28,318           10,377            29,460
              Prepaid registration fees and other assets
              (Note 1e)                                                  25,978          16,241          154,328            12,853
                                                                   ------------    ------------     ------------      ------------
              Total assets                                            5,075,164      10,638,751       16,108,911         9,069,705
                                                                   ------------    ------------     ------------      ------------


Liabilities:  Payables:
                 Securities purchased                                        --              --               --           249,072
                 Beneficial interest redeemed                                --         132,760           15,257                 6
                 Dividends to shareholders (Note 1f)                      3,943           7,564           12,308             6,755
                 Distributor (Note 2)                                       722           2,082            2,528             2,106
              Accrued expenses and other liabilities                     18,463          64,738          101,328            71,209
                                                                   ------------    ------------     ------------      ------------
              Total liabilities                                          23,128         207,144          131,421           329,148
                                                                   ------------    ------------     ------------      ------------


Net Assets:   Net assets                                           $  5,052,036    $ 10,431,607     $ 15,977,490      $  8,740,557
                                                                   ============    ============     ============      ============


Net Assets    Class A Shares of beneficial interest, $.10 par
Consist of:   value, unlimited shares authorized                   $     23,074    $     23,644     $     47,875      $      9,340
              Class B Shares of beneficial interest, $.10 par
              value, unlimited shares authorized                         25,001          74,736           87,779            73,406
              Class C Shares of beneficial interest, $.10 par
              value, unlimited shares authorized                             11              11              382                11
              Class D Shares of beneficial interest, $.10 par
              value, unlimited shares authorized                          2,549           4,302           22,938             3,781
              Paid-in capital in excess of par                        5,034,936      10,276,487       15,760,464         8,607,058
              Accumulated realized capital losses on
              investments--net (Note 5)                                (181,857)       (280,631)        (288,780)         (101,230)
              Unrealized appreciation on investments--net               148,322         333,058          346,832           148,191
                                                                   ------------    ------------     ------------      ------------
              Net assets                                           $  5,052,036    $ 10,431,607     $ 15,977,490      $  8,740,557
                                                                   ============    ============     ============      ============


Net Asset     Class A: Net assets                                  $  2,302,328    $  2,400,567     $  4,811,410      $    943,403
Value:                                                             ============    ============     ============      ============
                       Shares of beneficial interest
                       outstanding                                      230,742         236,440          478,754            93,398
                                                                   ============    ============     ============      ============
                       Net asset value and redemption price
                       per share                                   $       9.98    $      10.15     $      10.05      $      10.10
                                                                   ============    ============     ============      ============
              Class B: Net assets                                  $  2,494,402    $  7,592,897     $  8,821,861      $  7,414,019
                                                                   ============    ============     ============      ============
                       Shares of beneficial interest
                       outstanding                                      250,006         747,358          877,793           734,063
                                                                   ============    ============     ============      ============
                       Net asset value and redemption price
                       per share                                   $       9.98    $      10.16     $      10.05      $      10.10
                                                                   ============    ============     ============      ============
              Class C: Net assets                                  $      1,128    $      1,040     $     38,358      $      1,141
                                                                   ============    ============     ============      ============
                       Shares of beneficial interest
                       outstanding                                          113             113            3,817               113
                                                                   ============    ============     ============      ============
                       Net asset value and redemption price
                       per share                                   $       9.98    $       9.20     $      10.05      $      10.10
                                                                   ============    ============     ============      ============
              Class D: Net assets                                  $    254,178    $    437,103     $  2,305,861      $    381,994
                                                                   ============    ============     ============      ============
                       Shares of beneficial interest
                       outstanding                                       25,485          43,022          229,378            37,804
                                                                   ============    ============     ============      ============
                       Net asset value and redemption price
                       per share                                   $       9.97    $      10.16     $      10.05      $      10.10
                                                                   ============    ============     ============      ============


             *Identified cost                                      $  4,752,209    $  9,751,165     $ 15,384,432      $  8,189,620
                                                                   ============    ============     ============      ============


              See Notes to Financial Statements.

STATEMENTS OF OPERATIONS
                                                                     Arizona        California        Florida        Massachusetts
                                                                     Limited         Limited          Limited           Limited
              For the Year Ended July 31, 1995                       Maturity        Maturity         Maturity          Maturity
Investment    Interest and amortization of premium and discount
Income        earned                                               $    353,154    $    712,283     $  1,540,356      $    571,735
(Note 1d):                                                         ------------    ------------     ------------      ------------


Expenses:     Investment advisory fees (Note 2)                          26,468          52,287          112,421            41,496
              Accounting services (Note 2)                               36,140          50,033           32,012            49,502
              Printing and shareholder reports                           18,089          37,423           71,498            24,669
              Account maintenance and distribution fees--
              Class B (Note 2)                                           20,042          36,941           65,414            20,819
              Professional fees                                          31,891          31,260           42,201            34,620
              Registration fees (Note 1e)                                19,300          21,185           22,333            25,451
              Amortization of organization expenses (Note 1e)             8,472           3,643           13,335             8,472
              Trustees' fees and expenses                                 3,352           6,326           14,121             6,108
              Transfer agent fees--Class B (Note 2)                       4,263           4,518            7,274             4,047
              Custodian fees                                              3,186           3,852            6,273             3,560
              Pricing fees                                                2,473           3,782            3,642             2,748
              Transfer agent fees--Class A (Note 2)                       1,200           1,385            4,028             3,241
              Account maintenance fees--Class D (Note 2)                      9             704            1,305                61
              Transfer agent fees--Class D (Note 2)                           7             331              472                47
              Account maintenance and distribution fees--
              Class C (Note 2)                                               --              22                1               266
              Transfer agent fees--Class C (Note 2)                           6              15                5               136
              Other                                                       2,749           2,625            2,386               974
                                                                   ------------    ------------     ------------      ------------
              Total expenses before reimbursement                       177,647         256,332          398,721           226,217
              Reimbursement of expenses (Note 2)                       (129,970)       (156,939)        (201,491)         (159,710)
                                                                   ------------    ------------     ------------      ------------
              Total expenses after reimbursement                         47,677          99,393          197,230            66,507
                                                                   ------------    ------------     ------------      ------------
              Investment income--net                                    305,477         612,890        1,343,126           505,228
                                                                   ------------    ------------     ------------      ------------


Realized &    Realized loss on investments--net                         (48,045)       (365,740)        (425,603)         (370,476)
Unrealized    Change in unrealized appreciation/depreciation
Gain (Loss)   on investments--net                                       182,975         501,542          839,494           274,970
on                                                                 ------------    ------------     ------------      ------------
Investments-- Net Increase in Net Assets Resulting from
Net (Notes    Operations                                           $    440,407    $    748,692     $  1,757,017      $    409,722
1b, 1d & 3):                                                       ============    ============     ============      ============

                                                                      Michigan       New Jersey       New York        Pennsylvania
                                                                      Limited         Limited          Limited           Limited
              For the Year Ended July 31, 1995                        Maturity        Maturity         Maturity          Maturity
Investment    Interest and amortization of premium and discount
Income        earned                                               $    260,146    $    510,440     $    716,947      $    452,988
(Note 1d):                                                         ------------    ------------     ------------      ------------


Expenses:     Investment advisory fees (Note 2)                          19,277          39,629           52,164            34,403
              Professional fees                                          28,380          40,083           36,276            38,775
              Printing and shareholder reports                           14,922          37,544           38,558            28,633
              Registration fees (Note 1e)                                21,081          15,126           35,428            33,473
              Account maintenance and distribution fees--
              Class B (Note 2)                                            8,793          26,488           31,553            30,236
              Accounting services (Note 2)                               19,568          36,998            3,623            15,577
              Trustees' fees and expenses                                 2,616           5,828            6,409             8,699
              Amortization of organization expenses (Note 1e)             1,743           8,528            3,123             8,872
              Transfer agent fees--Class B (Note 2)                       2,181           4,830            4,797             7,560
              Custodian fees                                              3,067           3,826            4,769             3,759

              Pricing fees                                                3,195           2,342            3,817             2,200
              Transfer agent fees--Class A (Note 2)                       2,062           1,902            2,504               818
              Account maintenance fees--Class D (Note 2)                    213             129              373               175
              Transfer agent fees--Class D (Note 2)                         167              82              183               148
              Account maintenance and distribution fees--Class C
              (Note 2)                                                        1              28                7                --
              Transfer agent fees--Class C (Note 2)                           6              18                8                 5
              Other                                                       2,757           2,936            2,820             3,910
                                                                   ------------    ------------     ------------      ------------
              Total expenses before reimbursement                       130,029         226,317          226,412           217,243
              Reimbursement of expenses (Note 2)                       (105,185)       (157,734)        (144,009)         (149,611)
                                                                   ------------    ------------     ------------      ------------
              Total expenses after reimbursement                         24,844          68,583           82,403            67,632
                                                                   ------------    ------------     ------------      ------------
              Investment income--net                                    235,302         441,857          634,544           385,356
                                                                   ------------    ------------     ------------      ------------


Realized &    Realized loss on investments--net                        (132,641)       (190,903)        (166,770)          (38,604)
Unrealized    Change in unrealized appreciation/depreciation
Gain (Loss)   on investments--net                                       150,310         328,757          337,132           150,668
on                                                                 ------------    ------------     ------------      ------------
Investments-- Net Increase in Net Assets Resulting from
--Net (Notes  Operations                                           $    252,971    $    579,711     $    804,906      $    497,420
1b, 1d & 3):                                                       ============    ============     ============      ============







STATEMENTS OF CHANGES IN NET ASSETS
                                                                       Arizona Limited Maturity       California Limited Maturity

                                                                      For the      For the Period     For the        For the Period
                                                                    Year Ended     Nov. 26, 1993++   Year Ended      Nov. 26, 1993++

                                                                     July 31,       to July 31,       July 31,         to July 31,
              Increase (Decrease) in Net Assets:                       1995            1994             1995              1994
Operations:   Investment income--net                               $    305,477    $    143,624     $    612,890      $    322,517
              Realized loss on investments--net                         (48,045)        (22,701)        (365,740)         (149,477)
              Change in unrealized appreciation/depreciation
              on investments--net                                       182,975           6,742          501,542           (46,028)
                                                                   ------------    ------------     ------------      ------------
              Net increase in net assets resulting from
              operations                                                440,407         127,665          748,692           127,012
                                                                   ------------    ------------     ------------      ------------


Dividends to  Investment income--net:
Shareholders     Class A                                                (78,637)        (44,448)        (159,781)          (87,891)
(Note 1f):       Class B                                               (226,411)        (99,176)        (422,409)         (234,626)
                 Class C                                                    (33)             --             (585)               --
                 Class D                                                   (396)             --          (30,115)               --
                                                                   ------------    ------------     ------------      ------------
              Net decrease in net assets resulting from
              dividends to shareholders                                (305,477)       (143,624)        (612,890)         (322,517)
                                                                   ------------    ------------     ------------      ------------


Beneficial    Net increase (decrease) in net assets derived
Interest      from beneficial interest transactions                  (1,547,482)      7,593,327          354,485        15,329,698
Transactions                                                       ------------    ------------     ------------      ------------
(Note 4):


Net Assets:   Total increase (decrease) in net assets                (1,412,552)      7,577,368          490,287        15,134,193
              Beginning of period                                     7,677,368         100,000       15,234,193           100,000
                                                                   ------------    ------------     ------------      ------------
              End of period                                        $  6,264,816    $  7,677,368     $ 15,724,480      $ 15,234,193
                                                                   ============    ============     ============      ============


            ++Commencement of Operations.

              See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (concluded)
                                                                                  Massachusetts
                                                Florida Limited Maturity         Limited Maturity         Michigan Limited Maturity

                                               For the     For the Period    For the     For the Period   For the    For the Period
                                             Year Ended   Nov. 26, 1993++  Year Ended   Nov. 26, 1993++ Year Ended  Nov. 26, 1993++
              Increase (Decrease)              July 31,      to July 31,     July 31,      to July 31,     July 31,     to July 31,
              in Net Assets:                    1995           1994           1995           1994           1995           1994
Operations:   Investment income-net        $  1,343,126   $    803,885   $    505,228   $    327,953   $    235,302   $    133,350
              Realized gain (loss)
              on investments--net              (425,603)      (452,713)      (370,476)        15,134       (132,641)       (49,216)
              Change in unrealized
              appreciation/depreciation
              on investments--net               839,494        (67,557)       274,970        (82,382)       150,310         (1,988)
                                           ------------   ------------   ------------   ------------   ------------   ------------
              Net increase in net
              assets resulting from
              operations                      1,757,017        283,615        409,722        260,705        252,971         82,146
                                           ------------   ------------   ------------   ------------   ------------   ------------


Dividends &   Investment income--net:
Distributions    Class A                       (531,680)      (424,360)      (252,210)      (151,876)      (123,016)       (80,245)
to               Class B                       (756,233)      (379,525)      (242,775)      (176,077)      (102,718)       (53,105)
Shareholders     Class C                            (32)            --         (7,683)            --            (33)            --
(Note 1f):       Class D                        (55,181)            --         (2,560)            --         (9,535)            --
              Realized gain on invest-
              ments--net:
                 Class A                             --             --         (7,555)            --             --             --
                 Class B                             --             --         (7,096)            --             --             --
                 Class C                             --             --           (476)            --             --             --
                 Class D                             --             --             (8)            --             --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------
              Net decrease in net assets
              resulting from dividends
              and distributions to
              shareholders                   (1,343,126)      (803,885)      (520,363)      (327,953)      (235,302)      (133,350)
                                           ------------   ------------   ------------   ------------   ------------   ------------


Beneficial    Net increase (decrease)
Interest      in net assets derived from
Transactions  beneficial interest
(Note 4):     transactions                     (187,273)    33,466,911     (6,114,591)    16,110,093       (811,255)     5,796,826
                                           ------------   ------------   ------------   ------------   ------------   ------------


Net Assets:   Total increase (decrease)
              in net assets                     226,618     32,946,641     (6,225,232)    16,042,845      (793,586)      5,745,622
              Beginning of period            33,046,641        100,000     16,142,845        100,000     5,845,622         100,000
                                           ------------   ------------   ------------   ------------   ------------   ------------
              End of period                $ 33,273,259   $ 33,046,641   $  9,917,613   $ 16,142,845   $  5,052,036   $  5,845,622
                                           ============   ============   ============   ============   ============   ============

                                                                                                                Pennsylvania
                                              New Jersey Limited Maturity     New York Limited Maturity       Limited Maturity

                                               For the     For the Period    For the     For the Period   For the    For the Period
                                             Year Ended   Nov. 26, 1993++  Year Ended   Nov. 26, 1993++ Year Ended  Nov. 26, 1993++
              Increase (Decrease)             July 31,      to July 31,     July 31,      to July 31,     July 31,     to July 31,
              in Net Assets:                    1995           1994           1995           1994           1995          1994
Operations:   Investment income--
              net                          $    441,857   $    283,444   $    634,544   $    314,551   $    385,356   $    221,987
              Realized loss on
              investments--net                 (190,903)       (89,728)      (166,770)      (122,010)       (38,604)       (62,626)
              Change in unrealized
              appreciation/depreciation
              on investments--net               328,757          4,301        337,132          9,700        150,668         (2,477)
                                           ------------   ------------   ------------   ------------   ------------   ------------
              Net increase in net
              assets resulting from
              operations                        579,711        198,017        804,906        202,241        497,420        156,884
                                           ------------   ------------   ------------   ------------   ------------   ------------


Dividends to  Investment income--net:
Shareholders     Class A                       (147,854)      (131,310)      (247,259)      (110,834)       (43,161)       (20,350)
(Note 1f):       Class B                       (287,858)      (152,134)      (370,411)      (203,717)      (334,652)      (201,637)
                 Class C                           (761)            --           (219)            --            (32)            --
                 Class D                         (5,384)            --        (16,655)            --         (7,511)            --
                                           ------------   ------------   ------------   ------------   ------------   ------------

              Net decrease in net assets
              resulting from dividends
              to shareholders                  (441,857)      (283,444)      (634,544)      (314,551)      (385,356)      (221,987)
                                           ------------   ------------   ------------   ------------   ------------   ------------


Beneficial    Net increase (decrease) in
Interest      net assets derived from
Transactions  beneficial interest
(Note 4):     transactions                   (3,524,093)    13,803,273        774,385     15,045,053     (1,893,824)    10,487,420
                                           ------------   ------------   ------------   ------------   ------------   ------------

Net Assets:   Total increase (decrease)
              in net assets                  (3,386,239)    13,717,846        944,747     14,932,743     (1,781,760)    10,422,317
              Beginning of period            13,817,846        100,000     15,032,743        100,000     10,522,317        100,000
                                           ------------   ------------   ------------   ------------   ------------   ------------
              End of period                $ 10,431,607   $ 13,817,846   $ 15,977,490   $ 15,032,743   $  8,740,557   $ 10,522,317
                                           ============   ============   ============   ============   ============   ============

            ++Commencement of Operations.


              See Notes to Financial Statements.



FINANCIAL HIGHLIGHTS
                                                                               Arizona Limited Maturity

                                                                 Class A                 Class B           Class C     Class D
                                                                       For the                 For the     For the     For the
              The following per share data and ratios      For the     Period      For the     Period      Period      Period
              have been derived from information provided    Year      Nov. 26,      Year      Nov. 26,    Oct. 21,    Oct. 21,
              in the financial statements.                  Ended     1993++ to     Ended     1993++ to   1994++ to   1994++ to
                                                           July 31,    July 31,    July 31,    July 31,    July 31,    July 31,
              Increase (Decrease) in Net Asset Value:        1995        1994        1995        1994        1995        1995
Per Share     Net asset value, beginning of period         $  9.97     $ 10.00     $  9.97     $ 10.00     $  9.89     $  9.89
Operating                                                  -------     -------     -------     -------     -------     -------
Performance:  Investment income--net                           .43         .23         .39         .20         .29         .33
              Realized and unrealized gain (loss) on
              investments--net                                 .20        (.03)        .19        (.03)        .28         .28
                                                           -------     -------     -------     -------     -------     -------
              Total from investment operations                 .63         .20         .58         .17         .57         .61
                                                           -------     -------     -------     -------     -------     -------
              Less dividends from investment
              income--net                                     (.43)       (.23)       (.39)       (.20)       (.29)       (.33)
                                                           -------     -------     -------     -------     -------     -------
              Net asset value, end of period               $ 10.17     $  9.97     $ 10.16     $  9.97     $ 10.17     $ 10.17
                                                           =======     =======     =======     =======     =======     =======


Total         Based on net asset value per share             6.47%       2.02%+++    5.99%       1.78%+++    5.90%+++    6.34%+++
Investment                                                 =======     =======     =======     =======     =======     =======
Return:**


Ratios to     Expenses, excluding account maintenance
Average       and distribution fees and net of
Net Assets:   reimbursement                                   .35%        .02%*       .37%        .03%*       .90%*       .45%*
                                                           =======     =======     =======     =======     =======     =======
              Expenses, net of reimbursement                  .35%        .02%*       .72%        .38%*      1.05%*       .55%*
                                                           =======     =======     =======     =======     =======     =======
              Expenses                                       2.05%       1.82%*      2.44%       2.18%*      2.79%*      2.39%*
                                                           =======     =======     =======     =======     =======     =======
              Investment income--net                         4.31%       3.37%*      3.95%       3.02%*      3.80%*      4.31%
                                                           =======     =======     =======     =======     =======     =======


Supplemental  Net assets, end of period (in thousands)     $ 1,054     $ 2,103     $ 5,191     $ 5,575     $     1     $    19
Data:                                                      =======     =======     =======     =======     =======     =======
              Portfolio turnover                           182.58%     142.37%     182.58%     142.37%     182.58%     182.58%
                                                           =======     =======     =======     =======     =======     =======


             *Annualized.
            **Total investment returns exclude the effects of sales loads. ++Commencement of Operations.
           +++Aggregate total investment return.



              See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (continued)
                                                                              California Limited Maturity

                                                                 Class A                 Class B           Class C     Class D
                                                                       For the                 For the     For the     For the
              The following per share data and ratios      For the     Period      For the     Period      Period      Period
              have been derived from information provided    Year      Nov. 26,      Year      Nov. 26,    Oct. 21,    Oct. 21,
              in the financial statements.                  Ended     1993++ to     Ended     1993++ to   1994++ to   1994++ to
                                                           July 31,    July 31,    July 31,    July 31,    July 31,    July 31,
              Increase (Decrease) in Net Asset Value:        1995        1994        1995        1994        1995        1995
Per Share     Net asset value, beginning of period         $  9.88     $ 10.00     $  9.88     $ 10.00     $  9.76     $  9.76
Operating                                                  -------     -------     -------     -------     -------     -------
Performance:  Investment income--net                           .42         .24         .39         .21         .31         .33
              Realized and unrealized gain (loss) on
              investments--net                                 .11        (.12)        .11        (.12)        .23         .23
                                                           -------     -------     -------     -------     -------     -------
              Total from investment operations                 .53         .12         .50         .09         .54         .56
                                                           -------     -------     -------     -------     -------     -------
              Less dividends from investment
              income--net                                     (.42)       (.24)       (.39)       (.21)       (.31)       (.33)
                                                           -------     -------     -------     -------     -------     -------
              Net asset value, end of period               $  9.99     $  9.88     $  9.99     $  9.88     $  9.99     $  9.99
                                                           =======     =======     =======     =======     =======     =======


Total         Based on net asset value per share             5.60%       1.23%+++    5.23%        .99%+++    5.60%+++    5.85%+++
Investment                                                 =======     =======     =======     =======     =======     =======
Return:**


Ratios to     Expenses, excluding account maintenance
Average       and distribution fees and net of
Net Assets:   reimbursement                                   .40%        .02%*       .41%        .03%*       .67%*       .56%*
                                                           =======     =======     =======     =======     =======     =======
              Expenses, net of reimbursement                  .40%        .02%*       .76%        .38%*       .82%*       .66%*
                                                           =======     =======     =======     =======     =======     =======
              Expenses                                       1.44%       1.16%*      1.80%       1.52%*      1.98%*      1.81%*
                                                           =======     =======     =======     =======     =======     =======
              Investment income--net                         4.36%       3.54%*      4.00%       3.19%*      4.04%*      4.28%*
                                                           =======     =======     =======     =======     =======     =======


Supplemental  Net assets, end of period (in thousands)     $ 3,527     $ 3,804     $10,363     $11,430     $    64     $ 1,771
Data:                                                      =======     =======     =======     =======     =======     =======
              Portfolio turnover                           124.72%     130.10%     124.72%     130.10%     124.72%     124.72%
                                                           =======     =======     =======     =======     =======     =======



                                                                               Florida Limited Maturity

                                                                 Class A                 Class B           Class C     Class D
                                                                       For the                 For the     For the     For the
              The following per share data and ratios      For the     Period      For the     Period      Period      Period
              have been derived from information provided    Year      Nov. 26,      Year      Nov. 26,    Oct. 21,    Oct. 21,
              in the financial statements.                  Ended     1993++ to     Ended     1993++ to   1994++ to   1994++ to
                                                           July 31,    July 31,    July 31,    July 31,    July 31,    July 31,
              Increase (Decrease) in Net Asset Value:        1995        1994        1995        1994        1995        1995
Per Share     Net asset value, beginning of period         $  9.87     $ 10.00     $  9.88     $ 10.00     $  9.76     $  9.76
Operating                                                  -------     -------     -------     -------     -------     -------
Performance:  Investment income--net                           .43         .24         .40         .21         .29         .33
              Realized and unrealized gain (loss) on
              investments--net                                 .15        (.13)        .14        (.12)        .25         .25
                                                           -------     -------     -------     -------     -------     -------
              Total from investment operations                 .58         .11         .54         .09         .54         .58
                                                           -------     -------     -------     -------     -------     -------
              Less dividends from investment
              income--net                                     (.43)       (.24)       (.40)       (.21)       (.29)       (.33)
                                                           -------     -------     -------     -------     -------     -------
              Net asset value, end of period               $ 10.02     $  9.87     $ 10.02     $  9.88     $ 10.01     $ 10.01
                                                           =======     =======     =======     =======     =======     =======


Total         Based on net asset value per share             6.05%       1.12%+++    5.57%        .99%+++    5.65%+++    6.07%+++
Investment                                                 =======     =======     =======     =======     =======     =======
Return:**


Ratios to     Expenses, excluding account maintenance
Average       and distribution fees and net of
Net Assets:   reimbursement                                   .39%        .02%*       .40%        .03%*       .94%*       .57%*
                                                           =======     =======     =======     =======     =======     =======
              Expenses, net of reimbursement                  .39%        .02%*       .75%        .38%*      1.09%*       .67%*
                                                           =======     =======     =======     =======     =======     =======
              Expenses                                       1.03%        .86%*      1.38%       1.23%*      1.67%*      1.19%*
                                                           =======     =======     =======     =======     =======     =======
              Investment income--net                         4.39%       3.54%*      4.05%       3.19%*      3.83%*      4.23%*
                                                           =======     =======     =======     =======     =======     =======



Supplemental  Net assets, end of period (in thousands)     $ 9,849     $14,868     $16,213     $18,179     $     1     $ 7,210
Data:                                                      =======     =======     =======     =======     =======     =======
              Portfolio turnover                           138.97%     136.71%     138.97%     136.71%     138.97%     138.97%
                                                           =======     =======     =======     =======     =======     =======

                                                                             Massachusetts Limited Maturity

                                                                 Class A                 Class B           Class C     Class D
                                                                       For the                 For the     For the     For the
              The following per share data and ratios      For the     Period      For the     Period      Period      Period
              have been derived from information provided    Year      Nov. 26,      Year      Nov. 26,    Oct. 21,    Oct. 21,
              in the financial statements.                  Ended     1993++ to     Ended     1993++ to   1994++ to   1994++ to
                                                           July 31,    July 31,    July 31,    July 31,    July 31,    July 31,
              Increase (Decrease) in Net Asset Value:        1995        1994        1995        1994        1995        1995
Per Share     Net asset value, beginning of period         $  9.95     $ 10.00     $  9.95     $ 10.00     $  9.82     $  9.82
Operating                                                  -------     -------     -------     -------     -------     -------
Performance:  Investment income--net                           .44         .25         .40         .22         .33         .34
              Realized and unrealized gain (loss) on
              investments--net                                 .02        (.05)        .02        (.05)        .15         .15
                                                           -------     -------     -------     -------     -------     -------
              Total from investment operations                 .46         .20         .42         .17         .48         .49
                                                           -------     -------     -------     -------     -------     -------
              Less dividends and distributions:
                Investment income--net                        (.44)       (.25)       (.40)       (.22)       (.33)       (.34)
                Realized gain on investments--net             (.01)         --        (.01)         --        (.01)       (.01)
                                                           -------     -------     -------     -------     -------     -------
              Total dividends and distributions               (.45)       (.25)       (.41)       (.22)       (.34)       (.35)
                                                           -------     -------     -------     -------     -------     -------
              Net asset value, end of period               $  9.96     $  9.95     $  9.96     $  9.95     $  9.96     $  9.96
                                                           =======     =======     =======     =======     =======     =======


Total         Based on net asset value per share             4.79%       2.01%+++    4.41%       1.77%+++    5.00%+++    5.09%+++
Investment                                                 =======     =======     =======     =======     =======     =======
Return:**


Ratios to     Expenses, excluding account maintenance
Average       and distribution fees and net of
Net Assets:   reimbursement                                   .37%        .03%*       .39%        .03%*       .52%*       .60%*
                                                           =======     =======     =======     =======     =======     =======
              Expenses, net of reimbursement                  .37%        .03%*       .74%        .38%*       .67%*       .70%*
                                                           =======     =======     =======     =======     =======     =======
              Expenses                                       1.71%       1.17%*      2.08%       1.54%*      2.23%*      2.31%*
                                                           =======     =======     =======     =======     =======     =======
              Investment income--net                         4.45%       3.69%*      4.08%       3.28%*      4.32%*      4.21%*
                                                           =======     =======     =======     =======     =======     =======


Supplemental  Net assets, end of period (in thousands)     $ 4,453     $ 8,097     $ 4,800     $ 8,046     $   413     $   253
Data:                                                      =======     =======     =======     =======     =======     =======
              Portfolio turnover                            89.96%      57.80%      89.96%      57.80%      89.96%      89.96%
                                                           =======     =======     =======     =======     =======     =======


             *Annualized.
            **Total investment returns exclude the effects of sales loads. ++Commencement of Operations.
           +++Aggregate total investment return.



              See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (continued)
                                                                              Michigan Limited Maturity

                                                                 Class A                 Class B           Class C     Class D
                                                                       For the                 For the     For the     For the
              The following per share data and ratios      For the     Period      For the     Period      Period      Period
              have been derived from information provided    Year      Nov. 26,      Year      Nov. 26,    Oct. 21,    Oct. 21,
              in the financial statements.                  Ended     1993++ to     Ended     1993++ to   1994++ to   1994++ to
                                                           July 31,    July 31,    July 31,    July 31,    July 31,    July 31,
              Increase (Decrease) in Net Asset Value:        1995        1994        1995        1994        1995        1995
Per Share     Net asset value, beginning of period         $  9.92     $ 10.00     $  9.92     $ 10.00     $  9.76     $  9.76
Operating                                                  -------     -------     -------     -------     -------     -------
Performance:  Investment income--net                           .44         .24         .40         .22         .30         .34
              Realized and unrealized gain (loss) on
              investments--net                                 .06        (.08)        .06        (.08)        .22         .21
                                                           -------     -------     -------     -------     -------     -------
              Total from investment operations                 .50         .16         .46         .14         .52         .55
                                                           -------     -------     -------     -------     -------     -------
              Less dividends from investment
              income--net                                     (.44)       (.24)       (.40)       (.22)       (.30)       (.34)
                                                           -------     -------     -------     -------     -------     -------
              Net asset value, end of period               $  9.98     $  9.92     $  9.98     $  9.92     $  9.98     $  9.97
                                                           =======     =======     =======     =======     =======     =======


Total         Based on net asset value per share             5.16%       1.66%+++    4.78%       1.42%+++    5.40%+++    5.72%+++
Investment                                                 =======     =======     =======     =======     =======     =======
Return:**


Ratios to     Expenses, excluding account maintenance
Average       and distribution fees and net of
Net Assets:   reimbursement                                   .27%        .02%*       .30%        .03%*       .81%*       .34%*
                                                           =======     =======     =======     =======     =======     =======
              Expenses, net of reimbursement                  .27%        .02%*       .65%        .38%*       .96%*       .44%*
                                                           =======     =======     =======     =======     =======     =======
              Expenses                                       2.18%       2.01%*      2.56%       2.38%*      2.90%*      2.38%*
                                                           =======     =======     =======     =======     =======     =======
              Investment income--net                         4.42%       3.59%*      4.09%       3.21%*      3.80%*      4.47%*
                                                           =======     =======     =======     =======     =======     =======


Supplemental  Net assets, end of period (in thousands)     $ 2,302     $ 3,435     $ 2,494     $ 2,411     $     1     $   254
Data:                                                      =======     =======     =======     =======     =======     =======
              Portfolio turnover                            93.08%     204.15%      93.08%     204.15%      93.08%      93.08%
                                                           =======     =======     =======     =======     =======     =======


                                                                              New Jersey Limited Maturity

                                                                 Class A                 Class B           Class C     Class D
                                                                       For the                 For the     For the     For the
              The following per share data and ratios      For the     Period      For the     Period      Period      Period
              have been derived from information provided    Year      Nov. 26,      Year      Nov. 26,    Oct. 21,    Oct. 21,
              in the financial statements.                  Ended     1993++ to     Ended     1993++ to   1994++ to   1994++ to
                                                           July 31,    July 31,    July 31,    July 31,    July 31,    July 31,
              Increase (Decrease) in Net Asset Value:        1995        1994        1995        1994        1995        1995
Per Share     Net asset value, beginning of period         $  9.94     $ 10.00     $  9.95     $ 10.00     $  9.86     $  9.85
Operating                                                  -------     -------     -------     -------     -------     -------
Performance:  Investment income--net                           .42         .23         .38         .20         .26         .32
              Realized and unrealized gain (loss) on
              investments--net                                 .21        (.06)        .21        (.05)       (.66)        .31
                                                           -------     -------     -------     -------     -------     -------
              Total from investment operations                 .63         .17         .59         .15        (.40)        .63
                                                           -------     -------     -------     -------     -------     -------
              Less dividends from investment
              income--net                                     (.42)       (.23)       (.38)       (.20)       (.26)       (.32)
                                                           -------     -------     -------     -------     -------     -------
              Net asset value, end of period               $ 10.15     $  9.94     $ 10.16     $  9.95     $  9.20     $ 10.16
                                                           =======     =======     =======     =======     =======     =======


Total         Based on net asset value per share             6.45%       1.73%+++    6.07%       1.59%+++    (4.01)%+++  6.51%+++
Investment                                                 =======     =======     =======     =======     =======     =======
Return:**


Ratios to     Expenses, excluding account maintenance
Average       and distribution fees and net of
Net Assets:   reimbursement                                   .34%        .03%*       .38%        .03%*       .40%*       .52%*
                                                           =======     =======     =======     =======     =======     =======
              Expenses, net of reimbursement                  .34%        .03%*       .73%        .38%*       .55%*       .62%*
                                                           =======     =======     =======     =======     =======     =======
              Expenses                                       1.69%       1.14%*      2.15%       1.52%*      2.22%*      2.07%*
                                                           =======     =======     =======     =======     =======     =======
              Investment income--net                         4.10%       3.45%*      3.80%       3.04%*      4.06%*      4.17%*
                                                           =======     =======     =======     =======     =======     =======



Supplemental  Net assets, end of period (in thousands)     $ 2,401     $ 5,933     $ 7,593     $ 7,885     $     1     $   437
Data:                                                      =======     =======     =======     =======     =======     =======
              Portfolio turnover                           131.56%     205.04%     131.56%     205.04%     131.56%     131.56%
                                                           =======     =======     =======     =======     =======     =======

                                                                               New York Limited Maturity

                                                                 Class A                 Class B           Class C     Class D
                                                                       For the                 For the     For the     For the
              The following per share data and ratios      For the     Period      For the     Period      Period      Period
              have been derived from information provided    Year      Nov. 26,      Year      Nov. 26,    Oct. 21,    Oct. 21,
              in the financial statements.                  Ended     1993++ to     Ended     1993++ to   1994++ to   1994++ to
                                                           July 31,    July 31,    July 31,    July 31,    July 31,    July 31,
              Increase (Decrease) in Net Asset Value:        1995        1994        1995        1994        1995        1995
Per Share     Net asset value, beginning of period         $  9.91     $ 10.00     $  9.91     $ 10.00     $  9.78     $  9.78
Operating                                                  -------     -------     -------     -------     -------     -------
Performance:  Investment income--net                           .44         .25         .41         .22         .30         .34
              Realized and unrealized gain (loss) on
              investments--net                                 .14        (.09)        .14        (.09)        .27         .27
                                                           -------     -------     -------     -------     -------     -------
              Total from investment operations                 .58         .16         .55         .13         .57         .61
                                                           -------     -------     -------     -------     -------     -------
              Less dividends from investment
              income--net                                     (.44)       (.25)       (.41)       (.22)       (.30)       (.34)
                                                           -------     -------     -------     -------     -------     -------
              Net asset value, end of period               $ 10.05     $  9.91     $ 10.05     $  9.91     $ 10.05     $ 10.05
                                                           =======     =======     =======     =======     =======     =======


Total         Based on net asset value per share             6.03%       1.61%+++    5.66%       1.37%+++    5.97%+++    6.37%+++
Investment                                                 =======     =======     =======     =======     =======     =======
Return:**


Ratios to     Expenses, excluding account maintenance
Average       and distribution fees and net of
Net Assets:   reimbursement                                   .33%        .03%*       .34%        .03%*       .48%*       .38%*
                                                           =======     =======     =======     =======     =======     =======
              Expenses, net of reimbursement                  .33%        .03%*       .69%        .38%*       .63%*       .48%*
                                                           =======     =======     =======     =======     =======     =======
              Expenses                                       1.30%       1.24%*      1.65%       1.60%       1.63%*      1.48%*
                                                           =======     =======     =======     =======     =======     =======
              Investment income--net                         4.49%       3.68%*      4.11%       3.31%*      4.21%*      4.47%*
                                                           =======     =======     =======     =======     =======     =======


Supplemental  Net assets, end of period (in thousands)     $ 4,811     $ 5,290     $ 8,822     $ 9,743     $    38     $ 2,306
Data:                                                      =======     =======     =======     =======     =======     =======
              Portfolio turnover                           139.16%     152.73%     139.16%     152.73%     139.16%     139.16%
                                                           =======     =======     =======     =======     =======     =======


             *Annualized.
            **Total investment returns exclude the effects of sales loads. ++Commencement of Operations.
           +++Aggregate total investment return.


              See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (concluded)
                                                                              Pennsylvania Limited Maturity

                                                                 Class A                 Class B           Class C     Class D
                                                                       For the                 For the     For the     For the
              The following per share data and ratios      For the     Period      For the     Period      Period      Period
              have been derived from information provided    Year      Nov. 26,      Year      Nov. 26,    Oct. 21,    Oct. 21,
              in the financial statements.                  Ended     1993++ to     Ended     1993++ to   1994++ to   1994++ to
                                                           July 31,    July 31,    July 31,    July 31,    July 31,    July 31,
              Increase (Decrease) in Net Asset Value:        1995        1994        1995        1994        1995        1995
Per Share     Net asset value, beginning of period         $  9.95     $ 10.00     $  9.95     $ 10.00     $  9.84     $  9.84
Operating                                                  -------     -------     -------     -------     -------     -------
Performance:  Investment income--net                           .42         .23         .39         .21         .29         .33
              Realized and unrealized gain (loss) on
              investments--net                                 .15        (.05)        .15        (.05)        .26         .26
                                                           -------     -------     -------     -------     -------     -------
              Total from investment operations                 .57         .18         .54         .16         .55         .59
                                                           -------     -------     -------     -------     -------     -------
              Less dividends from investment income--net      (.42)       (.23)       (.39)       (.21)       (.29)       (.33)
                                                           -------     -------     -------     -------     -------     -------
              Net asset value, end of period               $ 10.10     $  9.95     $ 10.10     $  9.95     $ 10.10     $ 10.10
                                                           =======     =======     =======     =======     =======     =======


Total         Based on net asset value per share             5.89%       1.85%+++    5.51%       1.61%+++    5.68%+++    6.10%+++
Investment                                                 =======     =======     =======     =======     =======     =======
Return:**


Ratios to     Expenses, excluding account maintenance
Average       and distribution fees and net of
Net Assets:   reimbursement                                   .38%        .02%*       .38%        .03%*       .90%*       .47%*
                                                           =======     =======     =======     =======     =======     =======
              Expenses, net of reimbursement                  .38%        .02%*       .73%        .38%*      1.05%*       .57%*
                                                           =======     =======     =======     =======     =======     =======
              Expenses                                       1.90%       1.48%*      2.25%       1.83%*      2.55%*      2.08%*
                                                           =======     =======     =======     =======     =======     =======
              Investment income--net                         4.25%       3.46%*      3.87%       3.05%*      3.77%*      4.30%*
                                                           =======     =======     =======     =======     =======     =======


Supplemental  Net assets, end of period (in thousands)     $   943     $   990     $ 7,414     $ 9,532     $     1     $   382
Data:                                                      =======     =======     =======     =======     =======     =======
              Portfolio turnover                           141.52%     237.47%     141.52%     237.47%     141.52%     141.52%
                                                           =======     =======     =======     =======     =======     =======

             *Annualized.
            **Total investment returns exclude the effects of sales loads. ++Commencement of Operations.
           +++Aggregate total investment return.


              See Notes to Financial Statements.


NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:
Merrill Lynch Multi-State Limited Maturity Municipal Series Trust
(the "Trust") is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company consisting of eight separate series: Merrill Lynch Arizona
Limited Maturity Municipal Bond Fund, Merrill Lynch California
Limited Maturity Municipal Bond Fund, Merrill Lynch Florida
Limited Maturity Municipal Bond Fund, Merrill Lynch Massachusetts
Limited Maturity Municipal Bond Fund, Merrill Lynch Michigan
Limited Maturity Municipal Bond Fund, Merrill Lynch New Jersey
Limited Maturity Municipal Bond Fund, Merrill Lynch New York
Limited Maturity Municipal Bond Fund, and Merrill Lynch Pennsylvania Limited Maturity Municipal Bond Fund. Each series of the Trust is referred to herein as a "Fund." The Trust offers four classes of shares under the Merrill Lynch Select Pricing SM System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquida-tion and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. The following is a summary of significant accounting policies followed by the Trust.

(a) Valuation of investments--Municipal bonds and other portfolio securities in which the Funds invest are traded primarily in the over-the-counter municipal bond and money markets and are valued at the last available bid price in the over-the-counter market or on the basis of yield equivalents as obtained from one or more dealers that make markets in the securities. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their settlement prices as of the close of such exchanges. Short-term investments with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value. Securi-ties and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust, including valuations furnished by a pricing service retained by the Trust, which may utilize a matrix system for valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.

(b) Derivative financial instruments--The Funds may engage in various portfolio strategies to seek to increase its return by hedging its portfolio against adverse movements in the debt markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

* Financial futures contracts--The Funds may purchase or sell interest rate futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(c) Income taxes--It is each Fund's policy to comply with the require-ments of the Internal Revenue Code applicable to regulated invest-ment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(d) Security transactions and investment income--Security trans-actions are recorded on the dates the transactions are entered into (the trade dates). Interest income is recognized on the accrual basis. Discounts and market premiums are amortized into interest income. Realized gains and losses on security transactions are determined on the identified cost basis.

(e) Deferred organization expenses and prepaid registration fees-- Deferred organization expenses are charged to expenses on a straight-line basis over a five-year period beginning with the commencement of operations. Prepaid registration fees are charged to expense as the related shares are issued.

(f) Dividends and distributions--Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.

2. Investment Advisory Agreement and Transactions with Affiliates:
The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidi-ary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Trust has also entered into a Distribution Agreement and Distribution Plans with Merrill Lynch Funds Distributor, Inc. ("MLFD" or "Distributor"), a wholly-owned subsidiary of Merrill
Lynch Group, Inc.

FAM is responsible for the management of each Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Fund. For such services, each Fund pays a monthly fee at the annual rate of 0.35% of each Fund's average daily net assets. The Investment Advisory Agreement obligates FAM to reimburse each Fund to the extent each Fund's expenses (excluding interest, taxes, distribution fees, broker-age fees and commissions, and extraordinary items) exceed 2.5% of each Fund's first $30 million of average daily net assets, 2.0% of the next $70 million of average daily net assets and 1.5% of the average daily net assets in excess thereof. FAM's obligation to reimburse each Fund is limited to the amount of the management fee. No fee pay-ment will be made during any fiscal year which will cause such ex-penses to exceed expense limitations at the time of such payment.

For the year ended July 31, 1995, FAM had voluntarily waived management fees and reimbursed each Fund for additional expenses as follows:


                                    Arizona      California      Florida
                                    Limited       Limited        Limited
                                    Maturity      Maturity       Maturity

Management fee                      $ 26,468      $ 52,287       $112,421
Additional expenses                  103,502       104,652         89,070



                                  Massachusetts   Michigan      New Jersey
                                    Limited       Limited        Limited
                                    Maturity      Maturity       Maturity

Management fee                      $ 41,496      $ 19,277       $ 39,629
Additional expenses                  118,214        85,908        118,105



                                    New York    Pennsylvania
                                    Limited       Limited
                                    Maturity      Maturity

Management fee                      $ 52,164      $ 34,403
Additional expenses                   91,845       115,208

Pursuant to the distribution plans ("the Distribution Plans") adopted by the Trust in accordance with Rule 12b-1 under the Investment Company Act of 1940, each Fund pays the Distributor ongoing account maintenance fees and distribution fees. The
Distributor voluntarily did not collect any Class C distribution fees for the period ended July 31, 1995. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:



                                             Account      Distribution
                                         Maintenance Fee      Fee

Class B                                       0.15%          0.20%
Class C                                       0.15%          0.20%
Class D                                       0.10%            --



Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Inc. ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Trust. The ongoing account maintenance fee compensates the Distri-butor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the year ended July 31, 1995, MLFD earned underwriting dis-counts and MLPF&S earned dealer concessions on sales of each Fund's Class A and Class D Shares as follows:



                     Arizona    California    Florida    Massachusetts
                     Limited     Limited      Limited       Limited
                     Maturity    Maturity     Maturity      Maturity

Class A:

MLFD                 $  101       $   83      $   154       $  284
MLPF&S                  925          671        2,474        1,260

Class D:

MLFD                 $    3       $  115      $ 1,099       $   33
MLPF&S                   95        2,030       10,964           31



                    Michigan    New Jersey    New York    Pennsylvania
                     Limited     Limited      Limited       Limited
                     Maturity    Maturity     Maturity      Maturity

Class A:

MLFD                 $   56       $   30      $   157       $    9
MLPF&S                  859          421        5,033           70

Class D:

MLFD                 $   91       $  222      $   232       $   49
MLPF&S                  797        1,886        3,645        1,149



MLPF&S received contingent deferred sales charges relating to transactions in Class B and Class C Shares of beneficial interest as follows:



                                                Class B        Class C
                                                Shares         Shares

Arizona Limited Maturity                       $ 13,587            --
California Limited Maturity                       5,805         $   7
Florida Limited Maturity                        202,558            --
Massachusetts Limited Maturity                    7,599            --
Michigan Limited Maturity                         3,977            --
New Jersey Limited Maturity                       6,305            --
New York Limited Maturity                         6,435            --
Pennsylvania Limited Maturity                     7,971            --



Merrill Lynch Financial Data Services, Inc. ("MLFDS"), a wholly-owned subsidiary of ML & Co., is the Trust's transfer agent.

Accounting services are provided to the Trust by FAM at cost.

Certain officers and/or trustees of the Trust are officers and/or directors of FAM, PSI, MLPF&S, MLFD, MLFDS, and/or ML & Co.

3. Investments:
Purchases and sales of investments, excluding short-term securities, for the year ended July 31, 1995 were as follows:



                                                Purchases        Sales

Arizona Limited Maturity                       $ 8,055,024    $ 7,916,965
California Limited Maturity                     12,962,752     12,488,433
Florida Limited Maturity                        38,372,233     33,511,778
Massachusetts Limited Maturity                   8,532,139     11,847,549
Michigan Limited Maturity                        3,467,037      3,799,152
New Jersey Limited Maturity                      9,164,174     11,669,232
New York Limited Maturity                       15,547,343     14,863,942
Pennsylvania Limited Maturity                    8,920,524      8,410,776



Net realized and unrealized gains (losses) as of July 31, 1995 were as follows:



                                                 Realized      Unrealized
Arizona Limited Maturity                          Losses         Gains

Long-term investments                           $  (47,790)    $  189,717
Short-term investments                                (255)            --
                                                ----------     ----------
Total                                           $  (48,045)    $  189,717
                                                ==========     ==========



                                                 Realized      Unrealized
California Limited Maturity                       Losses         Gains

Long-term investments                           $ (308,957)    $  440,654
Short-term investments                             (11,923)        14,860
Financial futures contracts                        (44,860)            --
                                                ----------     ----------
Total                                           $ (365,740)    $  455,514
                                                ==========     ==========

                                                 Realized      Unrealized
Florida Limited Maturity                          Losses         Gains

Long-term investments                           $ (330,381)    $  771,937
Short-term investments                                (600)            --
Financial futures contracts                        (94,622)            --
                                                ----------     ----------
Total                                           $ (425,603)    $  771,937
                                                ==========     ==========



                                                 Realized      Unrealized
Massachusetts Limited Maturity                    Losses         Gains

Long-term investments                           $ (292,861)    $  189,912
Short-term investments                              (9,184)         2,676
Financial futures contracts                        (68,431)            --
                                                ----------     ----------
Total                                           $ (370,476)    $  192,588
                                                ==========     ==========



                                                 Realized      Unrealized
Michigan Limited Maturity                         Losses         Gains

Long-term investments                           $ (114,507)    $  148,322
Short-term investments                                (912)            --
Financial futures contracts                        (17,222)            --
                                                ----------     ----------
Total                                           $ (132,641)    $  148,322
                                                ==========     ==========



                                                 Realized      Unrealized
New Jersey Limited Maturity                       Losses         Gains

Long-term investments                           $ (188,323)    $  333,058
Short-term investments                              (2,580)            --
                                                ----------     ----------
Total                                           $ (190,903)    $  333,058
                                                ==========     ==========



                                                 Realized      Unrealized
New York Limited Maturity                         Losses         Gains

Long-term investments                           $ (122,053)    $  345,482
Short-term investments                                (560)         1,350
Financial futures contracts                        (44,157)            --
                                                ----------     ----------
Total                                           $ (166,770)    $  346,832
                                                ==========     ==========



                                                 Realized      Unrealized
Pennsylvania Limited Maturity                 Gains (Losses)     Gains

Long-term investments                           $ (39,033)     $  148,191
Short-term investments                                429              --
                                                ----------     ----------
Total                                           $ (38,604)     $  148,191
                                                ==========     ==========



As of July 31, 1995, net unrealized appreciation/depreciation and the aggregate cost of investments for Federal income tax purposes were as follows:



Limited         Gross         Gross                            Aggregate
Maturity      Unrealized    Unrealized     Net Unrealized       Cost of
Fund         Appreciation  Depreciation     Appreciation      Investments

Arizona        $189,717           --         $ 189,717        $ 5,876,815
California      429,939     $(10,617)          419,322         15,070,628
Florida         771,937           --           771,937         32,256,381
Massachusetts   192,835         (247)          192,588          9,518,560
Michigan        134,039         (595)          133,444          4,767,087
New Jersey      337,328       (4,270)          333,058          9,751,165
New York        346,832           --           346,832         15,384,432
Pennsylvania    150,381       (2,190)          148,191          8,189,620



4. Beneficial Interest Transactions:
Net increase (decrease) in net assets derived from beneficial interest transactions for the year ended July 31, 1995 and the period ended July 31, 1994, respectively, were as follows:



Increase (Decrease) in                       For the Year Ended July 31,
Beneficial Interest Transactions                1995              1994

Arizona Limited Maturity                    $(1,547,482)      $ 7,593,327
California Limited Maturity                     354,485        15,329,698
Florida Limited Maturity                       (187,273)       33,466,911
Massachusetts Limited Maturity               (6,114,591)       16,110,093
Michigan Limited Maturity                      (811,255)        5,796,826
New Jersey Limited Maturity                  (3,524,093)       13,803,273
New York Limited Maturity                       774,385        15,045,053
Pennsylvania Limited Maturity                (1,893,824)       10,487,420



Transactions in shares of beneficial interest for each class were as follows:



Arizona Limited Maturity

Class A Shares for the Year Ended                                Dollar
July 31, 1995                                  Shares            Amount

Shares sold                                    34,228         $   339,577
Shares issued to shareholders in
reinvestment of dividends                       3,317              33,017
                                          -----------         -----------
Total issued                                   37,545             372,594
Shares redeemed                              (144,716)         (1,448,887)
                                          -----------         -----------
Net decrease                                 (107,171)        $(1,076,293)
                                          ===========         ===========



Arizona Limited Maturity

Class A Shares for the Period                                    Dollar
November 26, 1993++ to July 31, 1994           Shares            Amount

Shares sold                                   278,239         $ 2,779,806
Shares issued to shareholders in
reinvestment of dividends                       2,135              21,321
                                          -----------         -----------
Total issued                                  280,374           2,801,127
Shares redeemed                               (74,510)           (744,870)
                                          -----------         -----------
Net increase                                  205,864         $ 2,056,257
                                          ===========         ===========

[FN]
++Prior to November 26, 1993 (commencement of operations), the Fund issued
  5,000 shares to FAM for $50,000.

Arizona Limited Maturity

Class B Shares for the Year Ended                                Dollar
July 31, 1995                                Shares              Amount

Shares sold                                   327,604         $ 3,257,316
Shares issued to shareholders in
reinvestment of dividends                      10,498             104,547
                                          -----------         -----------
Total issued                                  338,102           3,361,863
Shares redeemed                              (386,410)         (3,852,363)
                                          -----------         -----------
Net decrease                                  (48,308)        $  (490,500)
                                          ===========         ===========


Arizona Limited Maturity

Class B Shares for the Period                                    Dollar
November 26, 1993++ to July 31, 1994         Shares              Amount

Shares sold                                   616,984         $ 6,164,185
Shares issued to shareholders in
reinvestment of dividends                       5,114              51,044
                                          -----------         -----------
Total issued                                  622,098           6,215,229
Shares redeemed                               (68,093)           (678,159)
                                          -----------         -----------
Net increase                                  554,005         $ 5,537,070
                                          ===========         ===========

[FN]
++Prior to November 26, 1993 (commencement of operations), the Fund issued
  5,000 shares to FAM for $50,000.



Arizona Limited Maturity

Class C Shares for the Period                                    Dollar
October 21, 1994++ to July 31, 1995          Shares              Amount

Shares sold                                       110         $     1,091
Shares issued to shareholders in
reinvestment of dividends                           3                  29
                                          -----------         -----------
Net increase                                      113         $     1,120
                                          ===========         ===========

[FN]
++Commencement of Operations.



Arizona Limited Maturity

Class D Shares for the Period                                    Dollar
October 21, 1994++ to July 31, 1995          Shares              Amount

Shares sold                                     1,801         $    17,929
Shares issued to shareholders in
reinvestment of dividends                          26                 262
                                          -----------         -----------
Net increase                                    1,827         $    18,191
                                          ===========         ===========

[FN]
++Commencement of Operations.



California Limited Maturity

Class A Shares for the Year Ended                                Dollar
July 31, 1995                                Shares              Amount

Shares sold                                    81,782         $   801,557
Shares issued to shareholders in
reinvestment of dividends                       4,844              47,495
                                          -----------         -----------
Total issued                                   86,626             849,052
Shares redeemed                              (118,656)         (1,147,698)
                                          -----------         -----------
Net decrease                                  (32,030)        $  (298,646)
                                          ===========         ===========



California Limited Maturity

Class A Shares for the Period                                    Dollar
November 26, 1993++ to July 31, 1994         Shares              Amount

Shares sold                                   498,638         $ 4,981,335
Shares issued to shareholders in
reinvestment of dividends                       3,211              31,885
                                          -----------         -----------
Total issued                                  501,849           5,013,220
Shares redeemed                              (121,849)         (1,206,841)
                                          -----------         -----------
Net increase                                  380,000         $ 3,806,379
                                          ===========         ===========

[FN]
++Prior to November 26, 1993 (commencement of operations), the Fund issued
  5,000 shares to FAM for $50,000.



California Limited Maturity

Class B Shares for the Year Ended                                Dollar
July 31, 1995                                Shares              Amount

Shares sold                                   275,065         $ 2,701,344
Shares issued to shareholders in
reinvestment of dividends                      19,605             192,424
                                          -----------         -----------
Total issued                                  294,670           2,893,768
Shares redeemed                              (414,211)         (4,043,475)
                                          -----------         -----------
Net decrease                                 (119,541)        $(1,149,707)
                                          ===========         ===========



California Limited Maturity

Class B Shares for the Period                                    Dollar
November 26, 1993++ to July 31, 1994         Shares              Amount

Shares sold                                 1,286,485         $12,864,329
Shares issued to shareholders in
reinvestment of dividends                       9,784              97,043
                                          -----------         -----------
Total issued                                1,296,269          12,961,372
Shares redeemed                              (144,490)         (1,438,053)
                                          -----------         -----------
Net increase                                1,151,779         $11,523,319
                                          ===========         ===========

[FN]
++Prior to November 26, 1993 (commencement of operations), the Fund issued
  5,000 shares to FAM for $50,000.



California Limited Maturity

Class C Shares for the Period                                    Dollar
October 21, 1994++ to July 31, 1995          Shares              Amount

Shares sold                                     6,910         $    68,864
Shares issued to shareholders in
reinvestment of dividends                          26                 260
                                          -----------         -----------
Total issued                                    6,936              69,124
Shares redeemed                                  (499)             (4,971)
                                          -----------         -----------
Net increase                                    6,437         $    64,153
                                          ===========         ===========

[FN]
++Commencement of Operations.

California Limited Maturity

Class D Shares for the Period                                    Dollar
October 21, 1994++ to July 31, 1995          Shares              Amount

Shares sold                                   299,589         $ 2,938,426
Shares issued to shareholders in
reinvestment of dividends                         404               4,019
                                          -----------         -----------
Total issued                                  299,993           2,942,445
Shares redeemed                              (122,736)         (1,203,760)
                                          -----------         -----------
Net increase                                  177,257         $ 1,738,685
                                          ===========         ===========

[FN]
++Commencement of Operations.



Florida Limited Maturity

Class A Shares for the Year Ended                                Dollar
July 31, 1995                                Shares              Amount

Shares sold                                   189,974         $ 1,875,261
Shares issued to shareholders in
reinvestment of dividends                      24,282             237,815
                                          -----------         -----------
Total issued                                  214,256           2,113,076
Shares redeemed                              (736,537)         (7,241,200)
                                          -----------         -----------
Net decrease                                 (522,281)        $(5,128,124)
                                          ===========         ===========



Florida Limited Maturity

Class A Shares for the Period                                    Dollar
November 26, 1993++ to July 31, 1994         Shares              Amount

Shares sold                                 2,423,924         $24,249,083
Shares issued to shareholders in
reinvestment of dividends                      19,775             195,813
                                          -----------         -----------
Total issued                                2,443,699          24,444,896
Shares redeemed                              (943,039)         (9,343,654)
                                          -----------         -----------
Net increase                                1,500,660         $15,101,242
                                          ===========         ===========

[FN]
++Prior to November 26, 1993 (commencement of operations), the Fund issued
  5,000 shares to FAM for $50,000.



Florida Limited Maturity

Class B Shares for the Year Ended                                Dollar
July 31, 1995                                Shares              Amount

Shares sold                                 1,210,069         $11,716,749
Shares issued to shareholders in
reinvestment of dividends                      40,299             395,075
                                          -----------         -----------
Total issued                                1,250,368          12,111,824
Shares redeemed                            (1,472,459)        (14,333,879)
                                          -----------         -----------
Net decrease                                 (222,091)        $(2,222,055)
                                          ===========         ===========



Florida Limited Maturity

Class B Shares for the Period                                    Dollar
November 26, 1993++ to July 31, 1994         Shares              Amount

Shares sold                                 2,024,566         $20,228,524
Shares issued to shareholders in
reinvestment of dividends                      17,982             178,003
                                          -----------         -----------
Total issued                                2,042,548          20,406,527
Shares redeemed                              (206,696)         (2,040,858)
                                          -----------         -----------
Net increase                                1,835,852         $18,365,669
                                          ===========         ===========

[FN]
++Prior to November 26, 1993 (commencement of operations), the Fund issued
  5,000 shares to FAM for $50,000.



Florida Limited Maturity

Class C Shares for the Period                                    Dollar
October 21, 1994++ to July 31, 1995          Shares              Amount

Shares sold                                       110         $     1,074
Shares issued to shareholders in
reinvestment of dividends                           3                  31
                                          -----------         -----------
Net increase                                      113         $     1,105
                                          ===========         ===========

[FN]
++Commencement of Operations.



Florida Limited Maturity

Class D Shares for the Period                                    Dollar
October 21, 1994++ to July 31, 1995          Shares              Amount

Shares sold                                   835,832         $ 8,301,886
Shares issued to shareholders in
reinvestment of dividends                       1,523              15,096
                                          -----------         -----------
Total issued                                  837,355           8,316,982
Shares redeemed                              (117,154)         (1,155,181)
                                          -----------         -----------
Net increase                                  720,201         $ 7,161,801
                                          ===========         ===========

[FN]
++Commencement of Operations.



Massachusetts Limited Maturity

Class A Shares for the Year                                      Dollar
Ended July 31, 1995                          Shares              Amount

Shares sold                                   113,925         $ 1,124,479
Shares issued to shareholders in
reinvestment of dividends & distributions      18,553             182,392
                                          -----------         -----------
Total issued                                  132,478           1,306,871
Shares redeemed                              (499,178)         (4,904,822)
                                          -----------         -----------
Net decrease                                 (366,700)        $(3,597,951)
                                          ===========         ===========



Massachusetts Limited Maturity

Class A Shares for the Period                                    Dollar
November 26, 1993++ to July 31, 1994         Shares              Amount

Shares sold                                   986,106         $ 9,847,094
Shares issued to shareholders in
reinvestment of dividends & distributions      10,151             101,086
                                          -----------         -----------
Total issued                                  996,257           9,948,180
Shares redeemed                              (187,582)         (1,874,872)
                                          -----------         -----------
Net increase                                  808,675         $ 8,073,308
                                          ===========         ===========

[FN]
++Prior to November 26, 1993 (commencement of operations), the Fund issued
  5,000 shares to FAM for $50,000.

Massachusetts Limited Maturity

Class B Shares for the Year                                      Dollar
Ended July 31, 1995                          Shares              Amount

Shares sold                                   144,229         $ 1,416,046
Shares issued to shareholders in
reinvestment of dividends & distributions      12,243             120,528
                                          -----------         -----------
Total issued                                  156,472           1,536,574
Shares redeemed                              (483,231)         (4,711,225)
                                          -----------         -----------
Net decrease                                 (326,759)        $(3,174,651)
                                          ===========         ===========



Massachusetts Limited Maturity

Class B Shares for the Period                                    Dollar
November 26, 1993++ to July 31, 1994         Shares              Amount

Shares sold                                   918,615         $ 9,181,458
Shares issued to shareholders in
reinvestment of dividends & distributions       8,777              87,462
                                          -----------         -----------
Total issued                                  927,392           9,268,920
Shares redeemed                              (123,885)         (1,232,135)
                                          -----------         -----------
Net increase                                  803,507         $ 8,036,785
                                          ===========         ===========

[FN]
++Prior to November 26, 1993 (commencement of operations), the Fund issued
  5,000 shares to FAM for $50,000.



Massachusetts Limited Maturity

Class C Shares for the Period                                    Dollar
October 21, 1994++ to July 31, 1995          Shares              Amount

Shares sold                                    61,378         $   600,360
Shares issued to shareholders in
reinvestment of dividends & distributions         667               6,580
                                          -----------         -----------
Total issued                                   62,045             606,940
Shares redeemed                               (20,616)           (199,766)
                                          -----------         -----------
Net increase                                   41,429         $   407,174
                                          ===========         ===========

[FN]
++Commencement of Operations.



Massachusetts Limited Maturity

Class D Shares for the Period                                    Dollar
October 21, 1994++ to July 31, 1995          Shares              Amount

Shares sold                                    32,116         $   317,241
Shares issued to shareholders in
reinvestment of dividends & distributions         123               1,219
                                          -----------         -----------
Total issued                                   32,239             318,460
Shares redeemed                                (6,870)            (67,623)
                                          -----------         -----------
Net increase                                   25,369         $   250,837
                                          ===========         ===========

[FN]
++Commencement of Operations.



Michigan Limited Maturity

Class A Shares for the Year                                      Dollar
Ended July 31, 1995                          Shares              Amount

Shares sold                                    28,337         $   279,211
Shares issued to shareholders in
reinvestment of dividends                       3,430              33,654
                                          -----------         -----------
Total issued                                   31,767             312,865
Shares redeemed                              (147,187)         (1,432,908)
                                          -----------         -----------
Net decrease                                 (115,420)        $(1,120,043)
                                          ===========         ===========



Michigan Limited Maturity

Class A Shares for the Period                                    Dollar
November 26, 1993++ to July 31, 1994         Shares              Amount

Shares sold                                   401,323         $ 4,013,429
Shares issued to shareholders in
reinvestment of dividends                       2,478              24,576
                                          -----------         -----------
Total issued                                  403,801           4,038,005
Shares redeemed                               (62,639)           (622,769)
                                          -----------         -----------
Net increase                                  341,162         $ 3,415,236
                                          ===========         ===========

[FN]
++Prior to November 26, 1993 (commencement of operations), the Fund issued
  5,000 shares to FAM for $50,000.



Michigan Limited Maturity

Class B Shares for the Year                                      Dollar
Ended July 31, 1995                          Shares              Amount

Shares sold                                   116,190         $ 1,105,484
Shares issued to shareholders in
reinvestment of dividends                       6,029              83,311
                                          -----------         -----------
Total issued                                  122,219           1,188,795
Shares redeemed                              (115,161)         (1,122,677)
                                          -----------         -----------
Net increase                                    7,058         $    66,118
                                          ===========         ===========



Michigan Limited Maturity

Class B Shares for the Period                                    Dollar
November 26, 1993++ to July 31, 1994         Shares              Amount

Shares sold                                   278,617         $ 2,783,049
Shares issued to shareholders in
reinvestment of dividends                       2,148              21,328
                                          -----------         -----------
Total issued                                  280,765           2,804,377
Shares redeemed                               (42,817)           (422,787)
                                          -----------         -----------
Net increase                                  237,948         $ 2,381,590
                                          ===========         ===========

[FN]
++Prior to November 26, 1993 (commencement of operations), the Fund issued
  5,000 shares to FAM for $50,000.



Michigan Limited Maturity

Class C Shares for the Period                                    Dollar
October 21, 1994++ to July 31, 1995          Shares              Amount

Shares sold                                       110         $     1,073
Shares issued to shareholders in
reinvestment of dividends                           3                  32
                                          -----------         -----------
Net increase                                      113         $     1,105
                                          ===========         ===========

[FN]
++Commencement of Operations.

Michigan Limited Maturity

Class D Shares for the Period                                    Dollar
October 21, 1994++ to July 31, 1995          Shares              Amount

Shares sold                                    64,155         $   622,185
Shares issued to shareholders in
reinvestment of dividends                         689               6,780
                                          -----------         -----------
Total issued                                   64,844             628,965
Shares redeemed                               (39,359)           (387,400)
                                          -----------         -----------
Net increase                                   25,485         $   241,565
                                          ===========         ===========

[FN]
++Commencement of Operations.



New Jersey Limited Maturity

Class A Shares for the Year                                      Dollar
Ended July 31, 1995                          Shares              Amount

Shares sold                                   147,003         $ 1,452,568
Shares issued to shareholders in
reinvestment of dividends                       6,968              69,363
                                          -----------         -----------
Total issued                                  153,971           1,521,931
Shares redeemed                              (514,441)         (5,055,460)
                                          -----------         -----------
Net decrease                                 (360,470)        $(3,533,529)
                                          ===========         ===========



New Jersey Limited Maturity

Class A Shares for the Period                                    Dollar
November 26, 1993++ to July 31, 1994         Shares              Amount

Shares sold                                   713,522         $ 7,132,561
Shares issued to shareholders in
reinvestment of dividends                       3,582              35,606
                                          -----------         -----------
Total issued                                  717,104           7,168,167
Shares redeemed                              (125,194)         (1,242,893)
                                          -----------         -----------
Net increase                                  591,910         $ 5,925,274
                                          ===========         ===========

[FN]
++Prior to November 26, 1993 (commencement of operations), the Fund issued
  5,000 shares to FAM for $50,000.



New Jersey Limited Maturity

Class B Shares for the Year                                      Dollar
Ended July 31, 1995                          Shares              Amount

Shares sold                                   318,885         $ 3,174,748
Shares issued to shareholders in
reinvestment of dividends                      18,151             180,493
                                          -----------         -----------
Total issued                                  337,036           3,355,241
Shares redeemed                              (382,526)         (3,775,067)
                                          -----------         -----------
Net decrease                                  (45,490)        $  (419,826)
                                          ===========         ===========



New Jersey Limited Maturity

Class B Shares for the Period                                    Dollar
November 26, 1993++ to July 31, 1994         Shares              Amount

Shares sold                                   911,860         $ 9,110,233
Shares issued to shareholders in
reinvestment of dividends                       8,809              87,675
                                          -----------         -----------
Total issued                                  920,669           9,197,908
Shares redeemed                              (132,821)         (1,319,909)
                                          -----------         -----------
Net increase                                  787,848         $ 7,877,999
                                          ===========         ===========

[FN]
++Prior to November 26, 1993 (commencement of operations), the Fund issued
  5,000 shares to FAM for $50,000.



New Jersey Limited Maturity

Class C Shares for the Period                                    Dollar
October 21, 1994++ to July 31, 1995          Shares              Amount

Shares sold                                    65,242         $   620,177
Shares issued to shareholders in
reinvestment of dividends                          67                 621
                                          -----------         -----------
Total issued                                   65,309             620,798
Shares redeemed                               (65,196)           (622,061)
                                          -----------         -----------
Net increase (decrease)                           113         $    (1,263)
                                          ===========         ===========



New Jersey Limited Maturity

Class D Shares for the Period                                    Dollar
October 21, 1994++ to July 31, 1995          Shares              Amount

Shares sold                                    69,049         $   691,844
Shares issued to shareholders in
reinvestment of dividends                         348               3,514
                                          -----------         -----------
Total issued                                   69,397             695,358
Shares redeemed                               (26,375)           (264,833)
                                          -----------         -----------
Net increase                                   43,022         $   430,525
                                          ===========         ===========

[FN]
++Commencement of Operations.



New York Limited Maturity

Class A Shares for the Year                                      Dollar
Ended July 31, 1995                          Shares              Amount

Shares sold                                   189,338         $ 1,861,355
Shares issued to shareholders in
reinvestment of dividends                      16,001             157,598
                                          -----------         -----------
Total issued                                  205,339           2,018,953
Shares redeemed                              (260,265)         (2,576,091)
                                          -----------         -----------
Net decrease                                  (54,926)        $  (557,138)
                                          ===========         ===========



New York Limited Maturity

Class A Shares for the Period                                    Dollar
November 26, 1993++ to July 31, 1994         Shares              Amount

Shares sold                                   688,129         $ 6,868,576
Shares issued to shareholders in
reinvestment of dividends                       7,715              76,559
                                          -----------         -----------
Total issued                                  695,844           6,945,135
Shares redeemed                              (167,164)         (1,662,649)
                                          -----------         -----------
Net increase                                  528,680         $ 5,282,486
                                          ===========         ===========

[FN]
++Prior to November 26, 1993 (commencement of operations), the Fund issued
  5,000 shares to FAM for $50,000.

NOTES TO FINANCIAL STATEMENTS (concluded)



New York Limited Maturity

Class B Shares for the Year                                      Dollar
Ended July 31, 1995                          Shares              Amount

Shares sold                                   331,365         $ 3,261,544
Shares issued to shareholders in
reinvestment of dividends                      18,265             180,012
                                          -----------         -----------
Total issued                                  349,630           3,441,556
Shares redeemed                              (454,750)         (4,436,666)
                                          -----------         -----------
Net decrease                                 (105,120)        $  (995,110)
                                          ===========         ===========



New York Limited Maturity

Class B Shares for the Period                                    Dollar
November 26, 1993++ to July 31, 1994         Shares              Amount

Shares sold                                 1,107,860         $11,052,622
Shares issued to shareholders in
reinvestment of dividends                       9,226              91,580
                                          -----------         -----------
Total issued                                1,117,086          11,144,202
Shares redeemed                              (139,173)         (1,381,635)
                                          -----------         -----------
Net increase                                  977,913         $ 9,762,567
                                          ===========         ===========

[FN]
++Prior to November 26, 1993 (commencement of operations), the Fund issued
  5,000 shares to FAM for $50,000.

New York Limited Maturity

Class C Shares for the Period                                    Dollar
October 21, 1994++ to July 31, 1995          Shares              Amount

Shares sold                                     3,813         $    38,224
Shares issued to shareholders in
reinvestment of dividends                           4                  40
                                          -----------         -----------
Net increase                                    3,817         $    38,264
                                          ===========         ===========

[FN]
++Commencement of Operations.



New York Limited Maturity

Class D Shares for the Period                                    Dollar
October 21, 1994++ to July 31, 1995          Shares              Amount

Shares sold                                   271,406         $ 2,697,692
Shares issued to shareholders in
reinvestment of dividends                         754               7,474
                                          -----------         -----------
Total issued                                  272,160           2,705,166
Shares redeemed                               (42,782)           (416,797)
                                          -----------         -----------
Net increase                                  229,378         $ 2,288,369
                                          ===========         ===========

[FN]
++Commencement of Operations.



Pennsylvania Limited Maturity

Class A Shares for the Year                                      Dollar
Ended July 31, 1995                          Shares              Amount

Shares sold                                    33,049         $   326,744
Shares issued to shareholders in
reinvestment of dividends                       1,339              13,282
                                          -----------         -----------
Total issued                                   34,388             340,026
Shares redeemed                               (40,535)           (402,246)
                                          -----------         -----------
Net decrease                                   (6,147)        $   (62,220)
                                          ===========         ===========



Pennsylvania Limited Maturity

Class A Shares for the Period                                    Dollar
November 26, 1993++ to July 31, 1994         Shares              Amount

Shares sold                                   106,856         $ 1,069,053
Shares issued to shareholders in
reinvestment of dividends                         969               9,663
                                          -----------         -----------
Total issued                                  107,825           1,078,716
Shares redeemed                               (13,280)           (132,350)
                                          -----------         -----------
Net increase                                   94,545         $   946,366
                                          ===========         ===========

[FN]
++Prior to November 26, 1993 (commencement of operations), the Fund issued
  5,000 shares to FAM for $50,000.

Pennsylvania Limited Maturity

Class B Shares for the Year                                      Dollar
Ended July 31, 1995                          Shares              Amount

Shares sold                                   151,037         $ 1,497,108
Shares issued to shareholders in
reinvestment of dividends                      23,340             231,300
                                          -----------         -----------
Total issued                                  174,377           1,728,408
Shares redeemed                              (398,422)         (3,933,111)
                                          -----------         -----------
Net decrease                                 (224,045)        $(2,204,703)
                                          ===========         ===========



Pennsylvania Limited Maturity

Class B Shares for the Period                                    Dollar
November 26, 1993++ to July 31, 1994         Shares              Amount

Shares sold                                 1,067,442         $10,675,486
Shares issued to shareholders in
reinvestment of dividends                      12,521             124,741
                                          -----------         -----------
Total issued                                1,079,963          10,800,227
Shares redeemed                              (126,855)         (1,259,173)
                                          -----------         -----------
Net increase                                  953,108         $ 9,541,054
                                          ===========         ===========

[FN]
++Prior to November 26, 1993 (commencement of operations), the Fund issued
  5,000 shares to FAM for $50,000.



Pennsylvania Limited Maturity

Class C Shares for the Period                                    Dollar
October 21, 1994++ to July 31, 1995          Shares              Amount

Shares sold                                       110         $     1,082
Shares issued to shareholders in
reinvestment of dividends                           3                  31
                                          -----------         -----------
Net increase                                      113         $     1,113
                                          ===========         ===========

[FN]
++Commencement of Operations.

Pennsylvania Limited Maturity

Class D Shares for the Period
October 21, 1994++ to                                            Dollar
July 31, 1995                                Shares              Amount

Shares sold                                    37,328         $   367,223
Shares issued to shareholders in
reinvestment of dividends                         476               4,763
                                          -----------         -----------
Net increase                                   37,804         $   371,986
                                          ===========         ===========

[FN]
++Commencement of Operations.



5. Capital Loss Carryforward:
At July 31, 1995, each Fund of the Trust had an approximate net capital loss carryforward as follows: $66,000 in the Arizona Limited Maturity Fund, all of which expires in 2003; $156,000 in the Califor-nia Limited Maturity Fund, all of which expires in 2003; $518,000 in the Florida Limited Maturity Fund, all of which expires in 2003; $71,000 in Massachusetts Limited Maturity Fund, all of which expires in 2003; $53,000 in the Michigan Limited Maturity Fund, all of which expires in 2003; $98,000 in the New Jersey Limited Maturity Fund, all of which expires in 2003; $124,000 in the New York Limited Maturity Fund, of which $122,000 expires in 2002 and $2,000 expires in 2003; and $102,000 in the Pennsylvania Limited Maturity Fund, all of which expires in 2003. These amounts will be available to offset like amounts of any future taxable gains.

                               TABLE OF CONTENTS

                                                                           PAGE
                                                                           ----
Investment Objective and Policies.........................................   2
 Description of Municipal Bonds and Other Investments.....................   5
 Description of Municipal Bonds...........................................   5
 Description of Temporary Investments and Variable Rate Demand
  Obligations.............................................................   7
 Repurchase Agreements....................................................   8
 Financial Futures Contracts and Options..................................   8
Investment Restrictions...................................................  12
Management of the Trust...................................................  14
 Trustees and Officers....................................................  14
 Compensation of Trustees.................................................  16
 Management and Advisory Arrangements.....................................  17
Purchase of Shares........................................................  18
 Initial Sales Charge Alternatives--Class A and Class D Shares............  19
 Reduced Initial Sales Charges--Class A and Class D Shares................  20
 Distribution Plans.......................................................  22
 Limitations on the Payment of Deferred Sales Charges.....................  23
Redemption of Shares......................................................  25
 Deferred Sales Charges--Class B and Class C Shares.......................  25
Portfolio Transactions....................................................  25
Determination of Net Asset Value..........................................  27
Shareholder Services......................................................  28
 Investment Account.......................................................  28
 Automatic Investment Plans...............................................  28
 Automatic Reinvestment of Dividends and Capital Gains Distributions......  29
 Systematic Withdrawal Plans--Class A and Class D Shares..................  29
 Exchange Privilege.......................................................  30
Distributions and Taxes...................................................  39
 Federal..................................................................  39
 Environmental Tax........................................................  42
 Tax Treatment of Financial Futures Contracts and Options Thereon.........  42
 State....................................................................  42
Performance Data..........................................................  45
General Information.......................................................  51
 Description of Shares....................................................  51
 Computation of Offering Price Per Share..................................  52
 Independent Auditors.....................................................  53
 Custodian................................................................  53
 Transfer Agent...........................................................  53
 Legal Counsel............................................................  54
 Reports to Shareholders..................................................  54
 Additional Information...................................................  54
Appendices................................................................ A-1
Independent Auditors' Report.............................................. J-1
Financial Statements...................................................... J-2

                                                              Code # 16926--1195



[LOGO]  MERRILL LYNCH

Merrill Lynch Multi-State
Limited Maturity
Municipal Series Trust

Merrill Lynch Arizona Limited
        Maturity Municipal Bond Fund
Merrill Lynch California Limited
        Maturity Municipal Bond Fund
Merrill Lynch Florida Limited
        Maturity Municipal Bond Fund
Merrill Lynch Massachusetts Limited
        Maturity Municipal Bond Fund
Merrill Lynch Michigan Limited
        Maturity Municipal Bond Fund
Merrill Lynch New Jersey Limited
        Maturity Municipal Bond Fund
Merrill Lynch New York Limited
        Maturity Municipal Bond Fund
Merrill Lynch Pennsylvania Limited
        Maturity Municipal Bond Fund

[ART]

STATEMENT OF
ADDITIONAL
INFORMATION

November 21, 1995

Distributor:
Merrill Lynch
Funds Distributor, Inc.

                           PART C. OTHER INFORMATION

ITEM 24.FINANCIAL STATEMENTS AND EXHIBITS.

  (a)FINANCIAL STATEMENTS

    Contained in Part A (for each of the Funds):

     Financial Highlights for the period November 26, 1993 (commencement of operations) to July 31, 1994 and for the year ended July 31, 1995.

    Contained in Part B (for each of the Funds):

     Schedules of Investments as of July 31, 1995.

     Statements of Assets and Liabilities as of July 31, 1995.

     Statements of Operations for the year ended July 31, 1995.

     Statements of Changes in Net Assets for the period November 26, 1993
      (commencement of operations) to July 31, 1994 and for the year ended July 31, 1995.

     Financial Highlights for the period November 26, 1993 (commencement of operations) to July 31, 1994 and for the year ended July 31, 1995.

  (b)EXHIBITS

 EXHIBIT
 NUMBER
 -------
  1(a)(1) --Amended and Restated Declaration of Trust of the Registrant, dated
           November 15, 1993.(d)
   (a)(2) --Certificate of Amendment to Declaration of Trust and Establishment
           and Designation of Classes, dated October 17, 1994.
   (b)(1) --Instrument establishing Merrill Lynch Arizona Limited Maturity
           Municipal Bond Fund (the "Arizona Fund") as a Series of the
           Registrant.(a)
   (b)(2) --Instrument establishing Merrill Lynch California Limited Maturity
           Municipal Bond Fund (the "California Fund") as a Series of the
           Registrant.(a)
   (b)(3) --Instrument establishing Merrill Lynch Florida Limited Maturity
           Municipal Bond Fund (the "Florida Fund") as a Series of the
           Registrant.(a)
   (b)(4) --Instrument establishing Merrill Lynch Massachusetts Limited
           Maturity Municipal Bond Fund (the "Massachusetts Fund") as a Series
           of the Registrant.(a)
   (b)(5) --Instrument establishing Merrill Lynch Michigan Limited Maturity
           Municipal Bond Fund (the "Michigan Fund") as a Series of the
           Registrant.(a)
   (b)(6) --Instrument establishing Merrill Lynch New Jersey Limited Maturity
           Municipal Bond Fund (the "New Jersey Fund") as a Series of the
           Registrant.(a)
   (b)(7) --Instrument establishing Merrill Lynch New York Limited Maturity
           Municipal Bond Fund (the "New York Fund") as a Series of the
           Registrant.(c)
   (b)(8) --Instrument establishing Merrill Lynch Pennsylvania Limited Maturity
           Municipal Bond Fund (the "Pennsylvania Fund") as a Series of the
           Registrant.(a)
   (c)(1) --Instrument establishing Class A shares and Class B shares of beneficial interest of the Arizona Fund.(a)
   (c)(2) --Instrument establishing Class A shares and Class B shares of beneficial interest of the California Fund.(a)
   (c)(3) --Instrument establishing Class A shares and Class B shares of beneficial interest of the Florida Fund.(a)
   (c)(4) --Instrument establishing Class A shares and Class B shares of beneficial interest of the Massachusetts Fund.(a)
   (c)(5) --Instrument establishing Class A shares and Class B shares of beneficial interest of the Michigan Fund.(a)
   (c)(6) --Instrument establishing Class A shares and Class B shares of beneficial interest of the New Jersey Fund.(a)

 EXHIBIT
 NUMBER
 -------
   (c)(7) --Instrument establishing Class A shares and Class B shares of beneficial interest of the New York Fund.(c)
   (c)(8) --Instrument establishing Class A shares and Class B shares of beneficial interest of the Pennsylvania Fund.(a)
  2       --By-Laws of the Registrant.(d)
  3       --None.
  4(a)    --Portions of the Declaration of Trust, Establishment and Designation
           of each series of the Registrant and By-Laws of the Registrant defining the rights of holders of each Fund as a series of the
           Registrant.(b)
   (b)(1) --Share certificate for the Arizona Fund.(d)
   (b)(2) --Share certificate for the California Fund.(d)
   (b)(3) --Share certificate for the Florida Fund.(d)
   (b)(4) --Share certificate for the Massachusetts Fund.(d)
   (b)(5) --Share certificate for the Michigan Fund.(d)
   (b)(6) --Share certificate for the New Jersey Fund.(d)
   (b)(7) --Share certificate for the New York Fund.(d)
   (b)(8) --Share certificate for the Pennsylvania Fund.(d)
  5(a)    --Form of Management Agreement between the Registrant and Fund Asset
           Management, L.P. ("FAM").(a)
   (b)    --Supplement to Management Agreement between the Registrant and
           FAM.(f)
  6(a)    --Form of Revised Class A Shares Distribution Agreement between the
           Registrant and Merrill Lynch Funds Distributor, Inc. ("MLFD")
           (including Form of Selected Dealers Agreement).(f)
   (b)    --Form of Class B Shares Distribution Agreement between the
           Registrant and MLFD.(a)
   (c)    --Form of Class C Shares Distribution Agreement between the
           Registrant and MLFD (including Form of Selected Dealers
           Agreement).(f)
   (d)    --Form of Class D Shares Distribution Agreement between the
           Registrant and MLFD (including Form of Selected Dealers
           Agreement).(f)
  7       --None.
  8       --Custody Agreement between the Registrant and The Bank of New
           York.(d)
  9       --Form of Transfer Agency, Dividend Disbursing Agency and Shareholder
           Servicing Agency Agreement between the Registrant and Merrill Lynch
           Financial Data Services, Inc.(a)
 10       --Opinion of Brown & Wood, counsel for the Registrant.
 11       --Consent of Deloitte & Touche LLP, independent auditors for the
           Registrant.
 12       --None.
 13(a)    --Certificate of FAM with respect to the Arizona Fund.(d)
   (b)    --Certificate of FAM with respect to the California Fund.(d)
   (c)    --Certificate of FAM with respect to the Florida Fund.(d)
   (d)    --Certificate of FAM with respect to the Massachusetts Fund.(d)
   (e)    --Certificate of FAM with respect to the Michigan Fund.(d)
  (f)     --Certificate of FAM with respect to the New Jersey Fund.(d)
  (g)     --Certificate of FAM with respect to the New York Fund.(d)
  (h)     --Certificate of FAM with respect to the Pennsylvania Fund.(d)
 14       --None.
 15(a)    --Form of Class B Shares Distribution Plan and Class B Shares
           Distribution Plan Sub-Agreement of the Registrant.(a)
  (b)     --Form of Class C Shares Distribution Plan and Class C Shares
           Distribution Plan Sub-Agreement of the Registrant.(f)
  (c)     --Form of Class D Shares Distribution Plan and Class D Shares
           Distribution Plan Sub-Agreement of the Registrant.(f)

 EXHIBIT
 NUMBER
 -------
 16(a)(1) --Schedule for computation of each performance quotation provided in the Registration Statement in response to Item 22 relating to Class
           A Shares of the Arizona Fund.(e)
  (a)(2)  --Schedule for computation of each performance quotation provided in the Registration Statement in response to Item 22 relating to Class
           A Shares of the California Fund.(e)
  (a)(3)  --Schedule for computation of each performance quotation provided in the Registration Statement in response to Item 22 relating to Class
           A Shares of the Florida Fund.(e)
  (a)(4)  --Schedule for computation of each performance quotation provided in the Registration Statement in response to Item 22 relating to Class
           A Shares of the Massachusetts Fund.(e)
  (a)(5)  --Schedule for computation of each performance quotation provided in the Registration Statement in response to Item 22 relating to Class
           A Shares of the Michigan Fund.(e)
  (a)(6)  --Schedule for computation of each performance quotation provided in the Registration Statement in response to Item 22 relating to Class
           A Shares of the New Jersey Fund.(e)
  (a)(7)  --Schedule for computation of each performance quotation provided in the Registration Statement in response to Item 22 relating to Class
           A Shares of the New York Fund.(e)
  (a)(8)  --Schedule for computation of each performance quotation provided in the Registration Statement in response to Item 22 relating to Class
           A Shares of the Pennsylvania Fund.(e)
  (b)(1)  --Schedule for computation of each performance quotation provided in the Registration Statement in response to Item 22 relating to Class
           B Shares of the Arizona Fund.(e)
  (b)(2)  --Schedule for computation of each performance quotation provided in the Registration Statement in response to Item 22 relating to Class
           B Shares of the California Fund.(e)
  (b)(3)  --Schedule for computation of each performance quotation provided in the Registration Statement in response to Item 22 relating to Class
           B Shares of the Florida Fund.(e)
  (b)(4)  --Schedule for computation of each performance quotation provided in the Registration Statement in response to Item 22 relating to Class
           B Shares of the Massachusetts Fund.(e)
  (b)(5)  --Schedule for computation of each performance quotation provided in the Registration Statement in response to Item 22 relating to Class
           B Shares of the Michigan Fund.(e)
  (b)(6)  --Schedule for computation of each performance quotation provided in the Registration Statement in response to Item 22 relating to Class
           B Shares of the New Jersey Fund.(e)
  (b)(7)  --Schedule for computation of each performance quotation provided in the Registration Statement in response to Item 22 relating to Class
           B Shares of the New York Fund.(e)
  (b)(8)  --Schedule for computation of each performance quotation provided in the Registration Statement in response to Item 22 relating to Class
           B Shares of the Pennsylvania Fund.(e)
  (c)(1)  --Schedule for computation of each performance quotation provided in the Registration Statement in response to Item 22 relating to Class
           C Shares of the Arizona Fund.
  (c)(2)  --Schedule for computation of each performance quotation provided in the Registration Statement in response to Item 22 relating to Class
           C Shares of the California Fund.
  (c)(3)  --Schedule for computation of each performance quotation provided in the Registration Statement in response to Item 22 relating to Class
           C Shares of the Florida Fund.
  (c)(4)  --Schedule for computation of each performance quotation provided in the Registration Statement in response to Item 22 relating to Class
           C Shares of the Massachusetts Fund.
  (c)(5)  --Schedule for computation of each performance quotation provided in the Registration Statement in response to Item 22 relating to Class
           C Shares of the Michigan Fund.
  (c)(6)  --Schedule for computation of each performance quotation provided in the Registration Statement in response to Item 22 relating to Class
           C Shares of the New Jersey Fund.
  (c)(7)  --Schedule for computation of each performance quotation provided in the Registration Statement in response to Item 22 relating to Class
           C Shares of the New York Fund.
  (c)(8)  --Schedule for computation of each performance quotation provided in the Registration Statement in response to Item 22 relating to Class
           C Shares of the Pennsylvania Fund.
  (d)(1)  --Schedule for computation of each performance quotation provided in the Registration Statement in response to Item 22 relating to Class
           D Shares of the Arizona Fund.

 EXHIBIT
 NUMBER
 -------
  (d)(2)  --Schedule for computation of each performance quotation provided in the Registration Statement in response to Item 22 relating to Class
           D Shares of the California Fund.
  (d)(3)  --Schedule for computation of each performance quotation provided in the Registration Statement in response to Item 22 relating to Class
           D Shares of the Florida Fund.
  (d)(4)  --Schedule for computation of each performance quotation provided in the Registration Statement in response to Item 22 relating to Class
           D Shares of the Massachusetts Fund.
  (d)(5)  --Schedule for computation of each performance quotation provided in the Registration Statement in response to Item 22 relating to Class
           D Shares of the Michigan Fund.
  (d)(6)  --Schedule for computation of each performance quotation provided in the Registration Statement in response to Item 22 relating to Class
           D Shares of the New Jersey Fund.
  (d)(7)  --Schedule for computation of each performance quotation provided in the Registration Statement in response to Item 22 relating to Class
           D Shares of the New York Fund.
  (d)(8)  --Schedule for computation of each performance quotation provided in the Registration Statement in response to Item 22 relating to Class
           D Shares of the Pennsylvania Fund.
 17(a)(1) --Financial Data Schedule for Class A Shares of the Arizona Fund.
  (a)(2)  --Financial Data Schedule for Class A Shares of the California Fund.
  (a)(3)  --Financial Data Schedule for Class A Shares of the Florida Fund.
  (a)(4)  --Financial Data Schedule for Class A Shares of the Massachusetts
           Fund.
  (a)(5)  --Financial Data Schedule for Class A Shares of the Michigan Fund.
  (a)(6)  --Financial Data Schedule for Class A Shares of the New Jersey Fund.
  (a)(7)  --Financial Data Schedule for Class A Shares of the New York Fund.
  (a)(8)  --Financial Data Schedule for Class A Shares of the Pennsylvania
           Fund.
  (b)(1)  --Financial Data Schedule for Class B Shares of the Arizona Fund.
  (b)(2)  --Financial Data Schedule for Class B Shares of the California Fund.
  (b)(3)  --Financial Data Schedule for Class B Shares of the Florida Fund.
  (b)(4)  --Financial Data Schedule for Class B Shares of the Massachusetts
           Fund.
  (b)(5)  --Financial Data Schedule for Class B Shares of the Michigan Fund.
  (b)(6)  --Financial Data Schedule for Class B Shares of the New Jersey Fund.
  (b)(7)  --Financial Data Schedule for Class B Shares of the New York Fund.
  (b)(8)  --Financial Data Schedule for Class B Shares of the Pennsylvania
           Fund.
  (c)(1)  --Financial Data Schedule for Class C Shares of the Arizona Fund.
  (c)(2)  --Financial Data Schedule for Class C Shares of the California Fund.
  (c)(3)  --Financial Data Schedule for Class C Shares of the Florida Fund.
  (c)(4)  --Financial Data Schedule for Class C Shares of the Massachusetts
           Fund.
  (c)(5)  --Financial Data Schedule for Class C Shares of the Michigan Fund.
  (c)(6)  --Financial Data Schedule for Class C Shares of the New Jersey Fund.
  (c)(7)  --Financial Data Schedule for Class C Shares of the New York Fund.
  (c)(8)  --Financial Data Schedule for Class C Shares of the Pennsylvania
           Fund.
  (d)(1)  --Financial Data Schedule for Class D Shares of the Arizona Fund.
  (d)(2)  --Financial Data Schedule for Class D Shares of the California Fund.
  (d)(3)  --Financial Data Schedule for Class D Shares of the Florida Fund.
  (d)(4)  --Financial Data Schedule for Class D Shares of the Massachusetts
           Fund.
  (d)(5)  --Financial Data Schedule for Class D Shares of the Michigan Fund.
  (d)(6)  --Financial Data Schedule for Class D Shares of the New Jersey Fund.
  (d)(7)  --Financial Data Schedule for Class D Shares of the New York Fund.
  (d)(8)  --Financial Data Schedule for Class D Shares of the Pennsylvania
           Fund.

--------

(a) Filed on September 28, 1993 as an Exhibit to the Registration Statement on Form N-1A (File No. 33-50417) under the Securities Act of 1933 of the Registrant (the "Registration Statement").

(b) Reference is made to Article II, Section 2.3 and Articles V, VI, VIII, IX, X and XI of the Registrant's Declaration of Trust, as amended, filed as
    Exhibit 1(a) to the Registration Statement; to the Certificates of Establishment and Designation establishing each series of the Registrant and establishing Class A and Class B shares of beneficial interest of each series of the Registrant filed as Exhibits 1(b) and 1(c), respectively, to the Registration Statement; and to Articles I, V and VI of the Registrant's By-Laws, filed as Exhibit 2 to the Registration Statement.
(c) Filed on October 13, 1993 as an Exhibit to Pre-Effective Amendment No. 1 to the Registration Statement.
(d) Filed on November 17, 1993 as an Exhibit to Pre-Effective Amendment No. 2 to the Registration Statement.
(e) Filed on May 17, 1994 as an Exhibit to Post-Effective Amendment No. 1 to the Registration Statement.

(f) Filed on October 14, 1994 as an Exhibit to Post-Effective Amendment No. 2 to the Registration Statement.

ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT.

  The Registrant is not controlled by or under common control with any person.

ITEM 26. NUMBER OF HOLDERS OF SECURITIES.

                                                                 NUMBER OF
                                                                HOLDERS AT
                         TITLE OF CLASS                     SEPTEMBER 30, 1995*
                         --------------                     -------------------
     Arizona Fund
      Class A shares of beneficial interest, par value
       $0.10 per share.....................................          40
      Class B shares of beneficial interest, par value
       $0.10 per share.....................................         131
      Class C shares of beneficial interest, par value
       $0.10 per share.....................................           3
      Class D shares of beneficial interest, par value
       $0.10 per share.....................................           5
     California Fund
      Class A shares of beneficial interest, par value
       $0.10 per share.....................................          44
      Class B shares of beneficial interest, par value
       $0.10 per share.....................................         181
      Class C shares of beneficial interest, par value
       $0.10 per share.....................................           6
      Class D shares of beneficial interest, par value
       $0.10 per share.....................................          17
     Florida Fund
      Class A shares of beneficial interest, par value
       $0.10 per share.....................................          81
      Class B shares of beneficial interest, par value
       $0.10 per share.....................................         339
      Class C shares of beneficial interest, par value
       $0.10 per share.....................................           3
      Class D shares of beneficial interest, par value
       $0.10 per share.....................................          32
     Massachusetts Fund
      Class A shares of beneficial interest, par value
       $0.10 per share.....................................          35
      Class B shares of beneficial interest, par value
       $0.10 per share.....................................         177
      Class C shares of beneficial interest, par value
       $0.10 per share.....................................           8
      Class D shares of beneficial interest, par value
       $0.10 per share.....................................           9
     Michigan Fund
      Class A shares of beneficial interest, par value
       $0.10 per share.....................................          44
      Class B shares of beneficial interest, par value
       $0.10 per share.....................................         110
      Class C shares of beneficial interest, par value
       $0.10 per share.....................................           3
      Class D shares of beneficial interest, par value
       $0.10 per share.....................................          10
     New Jersey Fund
      Class A shares of beneficial interest, par value
       $0.10 per share.....................................          55
      Class B shares of beneficial interest, par value
       $0.10 per share.....................................         169
      Class C shares of beneficial interest, par value
       $0.10 per share.....................................           3
      Class D shares of beneficial interest, par value
       $0.10 per share.....................................          13

                                                                 NUMBER OF
                                                                HOLDERS AT
                         TITLE OF CLASS                     SEPTEMBER 30, 1995*
                         --------------                     -------------------
     New York Fund
      Class A shares of beneficial interest, par value
       $0.10 per share.....................................          62
      Class B shares of beneficial interest, par value
       $0.10 per share.....................................         254
      Class C shares of beneficial interest, par value
       $0.10 per share.....................................           6
      Class D shares of beneficial interest, par value
       $0.10 per share.....................................          16
     Pennsylvania Fund
      Class A shares of beneficial interest, par value
       $0.10 per share.....................................          31
      Class B shares of beneficial interest, par value
       $0.10 per share.....................................         211
      Class C shares of beneficial interest, par value
       $0.10 per share.....................................           4
      Class D shares of beneficial interest, par value
       $0.10 per share.....................................          15

--------

* The number of holders shown above includes holders of record plus beneficial owners, whose shares are held of record by Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch").

ITEM 27. INDEMNIFICATION.

  Section 5.3 of the Registrant's Declaration of Trust provides as follows:

  "The Trust shall indemnify each of its Trustees, officers, employees and agents (including persons who serve at its request as directors, officers or trustees of another organization in which it has any interest as a shareholder, creditor or otherwise) against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while in office or thereafter, by reason of his being or having been such a trustee, officer, employee or agent, except with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties; provided, however, that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of good faith and reasonable belief as to the best interests of the Trust, had been adjudicated, it would have been adjudicated in favor of such person. The rights accruing to any Person under these provisions shall not exclude any other right to which he may be lawfully entitled; provided that no person may satisfy any right in indemnity or reimbursement granted herein or in Section 5.1 or to which he may be otherwise entitled except out of the property of the Trust, and no Shareholder shall be personally liable to any Person with respect to any claim for indemnity or reimbursement or otherwise. The Trustees may make advance payments in connection with indemnification under this Section 5.3, provided that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification."

  Insofar as the conditional advancing of indemnification monies for actions based upon the Investment Company Act of 1940, as amended, may be concerned, such payments will be made only on the following conditions: (i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement; (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds the amount to which it is ultimately determined that he is entitled to receive from the Registrant by reason of indemnification; and
(iii) (a) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assures that any repayments may be obtained by the Registrant without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or (b) a majority of a quorum of the Registrant's disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts that the recipient of the advance ultimately will be found entitled to indemnification.

  In Section 9 of the Distribution Agreements relating to the securities being offered hereby, the Registrant agrees to indemnify the Distributor and each person, if any, who controls the Distributor within the meaning of the Securities Act of 1933, as amended (the "1933 Act"), against certain types of civil liabilities arising in connection with this Registration Statement, the Prospectus or the Statement of Additional Information.

  Insofar as indemnification for liabilities arising under the 1933 Act may be permitted to Trustees, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person or the principal underwriter in connection with the shares being registered, the Registrant, unless in the opinion of its counsel the matter has been settled by controlling precedent, will submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

  Fund Asset Management, L.P. (the "Manager" or "FAM") acts as the investment adviser for the following open-end investment companies: CBA Money Fund, CMA Government Securities Fund, CMA Money Fund, CMA Multi-State Municipal Series Trust, CMA Tax-Exempt Fund, CMA Treasury Fund, The Corporate Fund Accumulation Program, Inc., Financial Institutions Series Trust, Merrill Lynch Basic Value Fund, Inc., Merrill Lynch California Municipal Series Trust, Merrill Lynch Corporate Bond Fund, Inc., Merrill Lynch Federal Securities Trust, Merrill Lynch Funds for Institutions Series, Merrill Lynch Multi-State Municipal Series Trust, Merrill Lynch Municipal Series Trust, Merrill Lynch Municipal Bond Fund, Inc., Merrill Lynch Phoenix Fund, Inc., Merrill Lynch Arizona Municipal Bond Fund, Merrill Lynch World Income Fund, Inc. and The Municipal Fund Accumulation Program, Inc.; and the following closed-end investment companies: Apex Municipal Fund, Inc., Corporate High Yield Fund, Inc., Corporate High Yield Fund II, Inc., Emerging Tigers Fund, Inc., Income Opportunities Fund 1999, Inc., Income Opportunities Fund 2000, Inc., Merrill Lynch Municipal Strategy Fund, Inc., MuniAsset Fund, Inc., MuniBond Income Fund, Inc., MuniEnhanced Fund, Inc., MuniInsured Fund, Inc., MuniVest Fund, Inc., MuniVest Fund II, Inc., MuniVest California Insured Fund, Inc., MuniVest Florida Fund, MuniVest Michigan Insured Fund, Inc., MuniVest New Jersey Fund, Inc., MuniVest New York Insured Fund, Inc., MuniVest Pennsylvania Insured Fund, MuniYield Arizona Fund, Inc., MuniYield Arizona Fund II, Inc., MuniYield California Fund, Inc., MuniYield California Insured Fund, Inc., MuniYield California Insured Fund II, Inc., MuniYield Florida Fund, MuniYield Florida Insured Fund, MuniYield Fund, Inc., MuniYield Insured Fund, Inc., MuniYield Insured Fund II, Inc., MuniYield Michigan Fund, Inc., MuniYield Michigan Insured Fund, Inc., MuniYield New Jersey Fund, Inc., MuniYield New Jersey Insured Fund, Inc., MuniYield New York Insured Fund, Inc., MuniYield New York Insured Fund II, Inc., MuniYield New York Insured Fund III, Inc., MuniYield Pennsylvania Fund, MuniYield Quality Fund, Inc., MuniYield Quality Fund II, Inc., Senior High Income Portfolio, Inc., Senior High Income Portfolio II, Inc., Senior Strategic Income Fund, Inc., Taurus MuniCalifornia Holdings, Inc., Taurus MuniNewYork Holdings, Inc. and Worldwide DollarVest Fund, Inc.

  Merrill Lynch Asset Management, L.P. ("MLAM"), an affiliate of the Manager, acts as the investment adviser for the following open-end investment companies:
Merrill Lynch Adjustable Rate Securities Fund, Inc., Merrill Lynch Americas Income Fund, Inc., Merrill Lynch Asset Builder Program, Inc., Merrill Lynch Asset Growth Fund, Inc., Merrill Lynch Asset Income Fund, Inc., Merrill Lynch Balanced Fund for Investment and Retirement, Inc., Merrill Lynch Capital Fund, Inc., Merrill Lynch Developing Capital Markets Fund, Inc., Merrill Lynch Dragon Fund, Inc., Merrill Lynch EuroFund, Merrill Lynch

Fundamental Growth Fund, Inc., Merrill Lynch Fund For Tomorrow, Inc., Merrill Lynch Global Allocation Fund, Inc., Merrill Lynch Global Bond Fund for Investment and Retirement, Merrill Lynch Global Convertible Fund, Inc., Merrill Lynch Global Holdings, Inc., Merrill Lynch Global Resources Trust, Merrill Lynch Global SmallCap Fund, Inc., Merrill Lynch Global Utility Fund, Inc., Merrill Lynch Growth Fund for Investment and Retirement, Merrill Lynch Healthcare Fund, Inc., Merrill Lynch Institutional Intermediate Fund, Merrill Lynch International Equity Fund, Merrill Lynch Latin America Fund, Inc., Merrill Lynch Middle/East Africa Fund, Inc., Merrill Lynch Municipal Series Trust, Merrill Lynch Pacific Fund, Inc., Merrill Lynch Puerto Rico Tax-Exempt Fund, Inc., Merrill Lynch Ready Assets Trust, Merrill Lynch Retirement Series Trust, Merrill Lynch Series Fund, Inc., Merrill Lynch Short-Term Global Income Fund, Inc., Merrill Lynch Strategic Dividend Fund, Merrill Lynch Technology Fund, Inc., Merrill Lynch U.S. Treasury Money Fund, Merrill Lynch U.S.A. Government Reserves, Merrill Lynch Utility Income Fund, Inc. and Merrill Lynch Variable Series Funds, Inc.; and the following closed-end investment companies:
Convertible Holdings, Inc., Merrill Lynch High Income Municipal Bond Fund, Inc. and Merrill Lynch Senior Floating Rate Fund, Inc.

  The address of each of these investment companies is P.O. Box 9011, Princeton, New Jersey 08543-9011. The address of Merrill Lynch Funds for Institutions Series and Merrill Lynch Institutional Intermediate Fund is One Financial Center, 15th Floor, Boston, Massachusetts 02111-2646. The address of the Manager, MLAM, Princeton Services, Inc. ("Princeton Services") and Princeton Administrators, L.P. is also P.O. Box 9011, Princeton, New Jersey 08543-9011. The address of Merrill Lynch Funds Distributor, Inc. ("MLFD") is P.O. Box 9081, Princeton, New Jersey 08543-9081. The address of Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch") and Merrill Lynch & Co., Inc. ("ML & Co.") is World Financial Center, North Tower, 250 Vesey Street, New York, New York 10281. The address of Merrill Lynch Financial Data Services, Inc. ("MLFDS") is 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484.

  Set forth below is a list of each executive officer and partner of the Manager indicating each business, profession, vocation or employment of a substantial nature in which each such person or entity has been engaged since August 1, 1993, for his, her or its own account or in the capacity of director, officer, partner or trustee. In addition, Mr. Zeikel is President and Director or Trustee, Mr. Richard is Treasurer and Mr. Glenn is Executive Vice President of substantially all of the investment companies described in the preceding paragraphs and also hold the same positions with all or substantially all of the investment companies advised by MLAM as they do with those advised by the Manager. Messrs. Giordano, Harvey, Hewitt, Kirstein and Monagle are trustees, directors or officers of one or more of such companies.

                                                           OTHER SUBSTANTIAL BUSINESS,
           NAME           POSITION(S) WITH THE MANAGER PROFESSION, VOCATION OR EMPLOYMENT
           ----           ---------------------------- ----------------------------------
 ML & Co. ...............    Limited Partner              Financial Services Holding
                                                           Company; Limited Partner of
                                                           MLAM
 Princeton Services......    General Partner              General Partner of MLAM
 Arthur Zeikel...........    President                    President of MLAM; President
                                                           and Director of Princeton
                                                           Services; Director of MLFD;
                                                           Executive Vice President of
                                                           ML & Co.; Executive Vice
                                                           President of Merrill Lynch
 Terry K. Glenn..........    Executive Vice               Executive Vice President of
                              President                    MLAM; Executive Vice
                                                           President and Director of
                                                           Princeton Services;
                                                           President and Director of
                                                           MLFD; President of Princeton
                                                           Administrators, L.P.
 Vincent R. Giordano.....    Senior Vice President        Senior Vice President of
                                                           MLAM; Senior Vice President
                                                           of Princeton Services
 Elizabeth Griffin.......    Senior Vice President        Senior Vice President of MLAM
 Norman R. Harvey........    Senior Vice President        Senior Vice President of
                                                           MLAM; Senior Vice President
                                                           of Princeton Services

                                                           OTHER SUBSTANTIAL BUSINESS,
           NAME           POSITION(S) WITH THE MANAGER PROFESSION, VOCATION OR EMPLOYMENT
           ----           ---------------------------- ----------------------------------
 N. John Hewitt..........    Senior Vice President        Senior Vice President of
                                                           MLAM; Senior Vice President
                                                           of Princeton Services
 Philip L. Kirstein......    Senior Vice                  Senior Vice President,
                              President, General           General Counsel and
                              Counsel and                  Secretary of MLAM; Senior
                              Secretary                    Vice President, General
                                                           Counsel, Director and
                                                           Secretary of Princeton
                                                           Services; Director of MLFD
 Ronald M. Kloss.........    Senior Vice President        Senior Vice President and
                              and Controller               Controller of MLAM; Senior
                                                           Vice President and
                                                           Controller of Princeton
                                                           Services
 Steven M.M. Miller......    Senior Vice President        Executive Vice President of
                                                           Princeton Administrators,
                                                           L.P.
 Joseph T. Monagle, Jr. .    Senior Vice President        Senior Vice President of
                                                           MLAM; Senior Vice President
                                                           of Princeton Services
 Richard L. Reller.......    Senior Vice President        First Vice President of MLAM;
                                                           First Vice President of
                                                           Princeton Services
 Gerald M. Richard.......    Senior Vice President        Senior Vice President and
                              and Treasurer                Treasurer of MLAM; Senior
                                                           Vice President and Treasurer
                                                           of Princeton Services; Vice
                                                           President and Treasurer of
                                                           MLFD
 Ronald L. Welburn.......    Senior Vice President        Senior Vice President of
                                                           MLAM; Senior Vice President
                                                           of Princeton Services
 Anthony Wiseman.........    Senior Vice President        Senior Vice President of
                                                           MLAM; Senior Vice President
                                                           of Princeton Services

ITEM 29. PRINCIPAL UNDERWRITERS.

  (a) MLFD acts as the principal underwriter for the Registrant and, for each of the open-end investment companies referred to in the first two paragraphs of
Item 28 except CBA Money Fund, CMA Government Securities Fund, CMA Money Fund, the ten series of CMA Multi-State Municipal Series Trust, CMA Tax-Exempt Fund, CMA Treasury Fund, Convertible Holdings, Inc., The Corporate Fund Accumulation Program, Inc., and The Municipal Fund Accumulation Program, Inc., and MLFD also acts as the principal underwriter for the following closed-end investment companies: Merrill Lynch High Income Municipal Bond Fund, Inc., Merrill Lynch Municipal Strategy Fund, Inc. and Merrill Lynch Senior Floating Rate Fund, Inc.

  (b) Set forth below is information concerning each director and officer of MLFD. The principal business address of each such person is P.O. Box 9011, Princeton, New Jersey 08543-9011, except that the address of Messrs. Aldrich, Breen, Crook, Graczyk, Fatseas and Wasel is One Financial Center, 15th Floor, Boston, Massachusetts 02111-2646.

                          POSITION(S) AND OFFICE(S)   POSITION(S) AND OFFICE(S)
         NAME                     WITH MLFD                WITH REGISTRANT
         ----             -------------------------   -------------------------
Terry K. Glenn.......... President and Director       Executive Vice President
Arthur Zeikel........... Director                     President and Trustee
Philip L. Kirstein...... Director                     None
William E. Aldrich...... Senior Vice President        None
Robert W. Crook......... Senior Vice President        None
Kevin P. Boman.......... Vice President               None
Michael J. Brady........ Vice President               None
William M. Breen........ Vice President               None
Sharon Creveling........ Vice President and Assistant None
                          Treasurer

                           POSITION(S) AND OFFICE(S)   POSITION(S) AND OFFICE(S)
         NAME                      WITH MLFD                WITH REGISTRANT
         ----              -------------------------   -------------------------
Mark A. DeSario.........  Vice President               None
James T. Fatseas........  Vice President               None
Stanley Graczyk.........  Vice President               None
Debra W. Landsman-Yaros.  Vice President               None
Michelle T. Lau.........  Vice President               None
Gerald M. Richard.......  Vice President and Treasurer Treasurer
Salvatore Venezia.......  Vice President               None
William Wasel...........  Vice President               None
Robert Harris...........  Secretary                    Secretary

  (c) Not applicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS.

  All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended (the "1940 Act") and the Rules thereunder are maintained at the offices of the Registrant, 800 Scudders Mill Road, Plainsboro, New Jersey 08536, and its transfer agent, MLFDS, 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484.

ITEM 31. MANAGEMENT SERVICES.

  Other than as set forth under the caption "Management of the Trust-- Management and Advisory Arrangements" in the Prospectus constituting Part A of this Registration Statement and under "'Management of the Trust--Management and Advisory Arrangements" in the Statement of Additional Information constituting Part B of this Registration Statement, the Registrant is not a party to any management-related service contract.

ITEM 32. UNDERTAKINGS.

  (a) Not applicable.

  (b) Not applicable.

  (c) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Township of Plainsboro, and the State of New Jersey, on the 20th day of November, 1995.

                                          Merrill Lynch Multi-State Limited
                                           Maturity Municipal Series Trust
                                                      (Registrant)

                                                /s/ Gerald M. Richard
                                          By: _________________________________

                                              (GERALD M. RICHARD, TREASURER)

  Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

              SIGNATURE                         TITLE                DATE


         Arthur Zeikel*                 President (Principal
-------------------------------------    Executive Officer)
           (ARTHUR ZEIKEL)               and Trustee


                                        Treasurer (Principal
     /s/ Gerald M. Richard               Financial               November 20,
-------------------------------------    and Accounting           1995
         (GERALD M. RICHARD)             Officer)


       James H. Bodurtha*               Trustee
-------------------------------------

      (JAMES H. BODURTHA)

         Herbert I. London*             Trustee
-------------------------------------
         (HERBERT I. LONDON)

          Robert R. Martin*             Trustee
-------------------------------------
         (ROBERT R. MARTIN)

           Joseph L. May*               Trustee
-------------------------------------
           (JOSEPH L. MAY)

          Andre F. Perold*              Trustee
-------------------------------------
          (ANDRE F. PEROLD)

     /s/ Gerald M. Richard                                       November 20,
*By: ________________________________                             1995

  (GERALD M. RICHARD, ATTORNEY-IN-
             FACT)

                                 EXHIBIT INDEX

 EXHIBIT
  NUMBER
 -------
  1(a)(2) --Certificate of Amendment to Declaration of Trust and
           Establishment and Designation of Classes, dated October 17,
           1994.
 10       --Opinion of Brown & Wood, counsel for the Registrant.
 11       --Consent of Deloitte & Touche LLP, independent auditors for the Registrant.
 16(c)(1) --Schedule for computation of each performance quotation provided in the Registration Statement in response to Item 22 relating to Class C Shares of the Arizona Fund.
   (c)(2) --Schedule for computation of each performance quotation provided in the Registration Statement in response to Item 22 relating to Class C Shares of the California Fund.
   (c)(3) --Schedule for computation of each performance quotation provided in the Registration Statement in response to Item 22 relating to Class C Shares of the Florida Fund.
   (c)(4) --Schedule for computation of each performance quotation provided in the Registration Statement in response to Item 22 relating to Class C Shares of the Massachusetts Fund.
   (c)(5) --Schedule for computation of each performance quotation provided in the Registration Statement in response to Item 22 relating to Class C Shares of the Michigan Fund.
   (c)(6) --Schedule for computation of each performance quotation provided in the Registration Statement in response to Item 22 relating to Class C Shares of the New Jersey Fund.
   (c)(7) --Schedule for computation of each performance quotation provided in the Registration Statement in response to Item 22 relating to Class C Shares of the New York Fund.
   (c)(8) --Schedule for computation of each performance quotation provided in the Registration Statement in response to Item 22 relating to Class C Shares of the Pennsylvania Fund.
   (d)(1) --Schedule for computation of each performance quotation provided in the Registration Statement in response to Item 22 relating to Class D Shares of the Arizona Fund.
   (d)(2) --Schedule for computation of each performance quotation provided in the Registration Statement in response to Item 22 relating to Class D Shares of the California Fund.
   (d)(3) --Schedule for computation of each performance quotation provided in the Registration Statement in response to Item 22 relating to Class D Shares of the Florida Fund.
   (d)(4) --Schedule for computation of each performance quotation provided in the Registration Statement in response to Item 22 relating to Class D Shares of the Massachusetts Fund.
   (d)(5) --Schedule for computation of each performance quotation provided in the Registration Statement in response to Item 22 relating to Class D Shares of the Michigan Fund.
   (d)(6) --Schedule for computation of each performance quotation provided in the Registration Statement in response to Item 22 relating to Class D Shares of the New Jersey Fund.
   (d)(7) --Schedule for computation of each performance quotation provided in the Registration Statement in response to Item 22 relating to Class D Shares of the New York Fund.
   (d)(8) --Schedule for computation of each performance quotation provided in the Registration Statement in response to Item 22 relating to Class D Shares of the Pennsylvania Fund.
 17(a)(1) --Financial Data Schedule for Class A Shares of the Arizona
           Fund.
   (a)(2) --Financial Data Schedule for Class A Shares of the California
           Fund.
   (a)(3) --Financial Data Schedule for Class A Shares of the Florida
           Fund.
   (a)(4) --Financial Data Schedule for Class A Shares of the
           Massachusetts Fund.
   (a)(5) --Financial Data Schedule for Class A Shares of the Michigan
           Fund.
   (a)(6) --Financial Data Schedule for Class A Shares of the New Jersey
           Fund.
   (a)(7) --Financial Data Schedule for Class A Shares of the New York
           Fund.
   (a)(8) --Financial Data Schedule for Class A Shares of the
           Pennsylvania Fund.
   (b)(1) --Financial Data Schedule for Class B Shares of the Arizona
           Fund.
   (b)(2) --Financial Data Schedule for Class B Shares of the California
           Fund.
   (b)(3) --Financial Data Schedule for Class B Shares of the Florida
           Fund.
   (b)(4) --Financial Data Schedule for Class B Shares of the
           Massachusetts Fund.

 EXHIBIT
  NUMBER
 -------
   (b)(5) --Financial Data Schedule for Class B Shares of the Michigan
           Fund.
   (b)(6) --Financial Data Schedule for Class B Shares of the New Jersey
           Fund.
   (b)(7) --Financial Data Schedule for Class B Shares of the New York
           Fund.
   (b)(8) --Financial Data Schedule for Class B Shares of the
           Pennsylvania Fund.
   (c)(1) --Financial Data Schedule for Class C Shares of the Arizona
           Fund.
   (c)(2) --Financial Data Schedule for Class C Shares of the California
           Fund.
   (c)(3) --Financial Data Schedule for Class C Shares of the Florida
           Fund.
   (c)(4) --Financial Data Schedule for Class C Shares of the
           Massachusetts Fund.
   (c)(5) --Financial Data Schedule for Class C Shares of the Michigan
           Fund.
   (c)(6) --Financial Data Schedule for Class C Shares of the New Jersey
           Fund.
   (c)(7) --Financial Data Schedule for Class C Shares of the New York
           Fun.
   (c)(8) --Financial Data Schedule for Class C Shares of the
           Pennsylvania Fund.
   (d)(1) --Financial Data Schedule for Class D Shares of the Arizona
           Fund.
   (d)(2) --Financial Data Schedule for Class D Shares of the California
           Fund.
   (d)(3) --Financial Data Schedule for Class D Shares of the Florida
           Fund.
   (d)(4) --Financial Data Schedule for Class D Shares of the
           Massachusetts Fund.
   (d)(5) --Financial Data Schedule for Class D Shares of the Michigan
           Fund.
   (d)(6) --Financial Data Schedule for Class D Shares of the New Jersey
           Fund.
   (d)(7) --Financial Data Schedule for Class D Shares of the New York
           Fund.
   (d)(8) --Financial Data Schedule for Class D Shares of the
           Pennsylvania Fund.

APPENDIX FOR GRAPHIC AND IMAGE MATERIAL

        Pursuant to Rule 304 of Regulation S-T, the following table presents fair and accurate narrative descriptions of graphic and image material omitted from this EDGAR Submission file due to ASCII-incompatibility and cross-references this material to the location of each occurrence in the text.

DESCRIPTION OF OMITTED                      LOCATION OF GRAPHIC
   GRAPHIC OR IMAGE                           OR IMAGE IN TEXT
----------------------                      -------------------
Compass plate, circular                  Back cover of Prospectus and
graph paper and Merrill Lynch            back cover of Statement of
logo including stylized market           Additional Information
bull